UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at investor.columbiathreadneedleus.com.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at investor.columbiathreadneedleus.com/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at investor.columbiathreadneedleus.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA BOND FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	21
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	28
Notes to Financial Statements	39
Board Consideration and Approval of Management Agreement	51
Important Information About This Report	55

Semiannual Report 2016

COLUMBIA BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Bond Fund (the Fund) Class A shares returned 1.94% excluding sales charges for the six-month period that ended October 31, 2016.

■  The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 1.51% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A*	03/31/08
Excluding sales charges		1.94	5.34	2.81	4.27
Including sales charges		-2.85	0.32	1.83	3.76
Class B*	03/07/11
Excluding sales charges		1.56	4.56	2.05	3.50
Including sales charges		-3.44	-0.44	1.70	3.50
Class C*	03/31/08
Excluding sales charges		1.56	4.56	2.11	3.56
Including sales charges		0.56	3.56	2.11	3.56
Class I*	09/27/10	2.15	5.76	3.22	4.63
Class R*	11/16/11	1.81	5.08	2.54	3.93
Class R4*	11/08/12	2.07	5.73	3.07	4.55
Class R5*	11/08/12	2.12	5.72	3.14	4.59
Class T*	03/07/11
Excluding sales charges		1.99	5.57	2.92	4.39
Including sales charges		-2.81	0.52	1.93	3.88
Class W*	09/27/10	1.94	5.34	2.81	4.29
Class Y*	07/15/09	2.15	5.89	3.22	4.64
Class Z	01/09/86	2.07	5.61	3.05	4.54
Bloomberg Barclays U.S. Aggregate Bond Index		1.51	4.37	2.90	4.64

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Carl Pappo, CFA

Jason Callan

Portfolio Breakdown (%) (at October 31, 2016)
Asset-Backed Securities — Agency	0.7
Asset-Backed Securities — Non-Agency	12.0
Commercial Mortgage-Backed Securities — Non-Agency	5.3
Common Stocks	0.0	(a)
Corporate Bonds & Notes	30.0
Foreign Government Obligations	1.2
Money Market Funds	1.8
Municipal Bonds	1.3
Preferred Stocks	0.1
Residential Mortgage-Backed Securities — Agency	21.9
Residential Mortgage-Backed Securities — Non-Agency	2.2
U.S. Government & Agency Obligations	0.9
U.S. Treasury Obligations	22.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at October 31, 2016)
AAA rating	66.1
AA rating	1.8
A rating	9.3
BBB rating	21.2
BB rating	0.8
B rating	0.5
CCC rating	0.0	(a)
Not rated	0.3
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a) Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2016
4

COLUMBIA BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,019.40	1,020.98	4.40	4.40	0.86
Class B	1,000.00	1,000.00	1,015.60	1,017.18	8.22	8.23	1.61
Class C	1,000.00	1,000.00	1,015.60	1,017.18	8.22	8.23	1.61
Class I	1,000.00	1,000.00	1,021.50	1,023.06	2.31	2.31	0.45
Class R	1,000.00	1,000.00	1,018.10	1,019.72	5.68	5.68	1.11
Class R4	1,000.00	1,000.00	1,020.70	1,022.25	3.12	3.13	0.61
Class R5	1,000.00	1,000.00	1,021.20	1,022.81	2.56	2.56	0.50
Class T	1,000.00	1,000.00	1,019.90	1,021.49	3.89	3.89	0.76
Class W	1,000.00	1,000.00	1,019.40	1,020.98	4.40	4.40	0.86
Class Y	1,000.00	1,000.00	1,021.50	1,023.06	2.31	2.31	0.45
Class Z	1,000.00	1,000.00	1,020.70	1,022.25	3.12	3.13	0.61

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 32.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.4%
Lockheed Martin Corp. 01/15/23	3.100%	604,000	631,146
09/01/36	6.150%	495,000	650,286
12/15/42	4.070%	900,000	929,410
05/15/46	4.700%	64,000	72,581
Total			2,283,423
AUTOMOTIVE 0.1%
Delphi Automotive PLC 10/01/46	4.400%	350,000	344,874
BANKING 6.9%
Bank of New York Mellon Corp. (The)(a) Junior Subordinated 12/29/49	4.500%	1,899,000	1,856,272
12/31/49	4.625%	655,000	639,477
Capital One Bank USA NA Subordinated 02/15/23	3.375%	975,000	995,908
Citigroup, Inc.(a) 08/14/17	1.307%	5,525,000	5,526,525
Fifth Third Bancorp Junior Subordinated(a) 12/31/49	5.100%	1,416,000	1,362,900
HBOS PLC Subordinated(b) 05/21/18	6.750%	1,395,000	1,483,218
HSBC Holdings PLC 01/14/22	4.875%	515,000	565,089
HSBC Holdings PLC(a) Junior Subordinated 12/31/49	6.375%	320,000	320,400
JPMorgan Chase & Co.(a) Junior Subordinated 12/29/49	6.000%	525,000	547,313
12/31/49	6.100%	639,000	672,548
JPMorgan Chase Capital XXI Junior Subordinated(a) 02/02/37	1.709%	651,000	546,840
JPMorgan Chase Capital XXIII Junior Subordinated(a) 05/15/47	1.817%	530,000	425,325
KeyCorp Capital I Junior Subordinated(a) 07/01/28	1.586%	1,675,000	1,394,438
Lloyds Banking Group PLC Subordinated(b) 12/10/25	4.582%	2,495,000	2,546,585

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
M&T Bank Corp. Junior Subordinated(a)(c) 12/31/49	5.125%	2,037,000	2,052,277
Northern Trust Corp. Junior Subordinated(a) 12/31/49	4.600%	1,745,000	1,799,531
PNC Financial Services Group, Inc. (The) Junior Subordinated(a) 12/31/49	4.850%	2,795,000	2,760,062
Regions Financial Corp. 02/08/21	3.200%	1,165,000	1,207,823
Santander Issuances SAU Subordinated 11/19/25	5.179%	1,000,000	1,036,018
Santander UK Group Holdings PLC(b) Subordinated 09/15/25	4.750%	816,000	813,242
09/15/45	5.625%	364,000	361,736
U.S. Bancorp Subordinated 04/27/26	3.100%	1,340,000	1,366,584
Wells Fargo & Co.(a) Junior Subordinated 12/31/49	5.875%	815,000	872,050
12/31/49	5.900%	5,788,000	6,055,695
Total			37,207,856
CABLE AND SATELLITE 0.5%
Charter Communications Operating LLC/Capital(b) 10/23/45	6.484%	785,000	919,902
Comcast Corp. 07/15/46	3.400%	695,000	641,304
Time Warner Cable LLC 06/15/39	6.750%	765,000	918,409
Total			2,479,615
CHEMICALS 0.6%
Celanese U.S. Holdings LLC 06/15/21	5.875%	1,665,000	1,895,119
11/15/22	4.625%	820,000	891,914
LyondellBasell Industries NV 02/26/55	4.625%	695,000	658,526
Total			3,445,559
CONSTRUCTION MACHINERY 0.2%
John Deere Capital Corp.(a) 01/16/18	1.170%	1,235,000	1,237,064

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DIVERSIFIED MANUFACTURING 2.0%
General Electric Co. Junior Subordinated(a) 12/31/49	5.000%	9,182,000	9,732,920
United Technologies Corp(c) 11/01/19	1.500%	1,265,000	1,265,774
Total			10,998,694
ELECTRIC 3.5%
Arizona Public Service Co. 09/15/26	2.550%	570,000	564,346
11/15/45	4.350%	545,000	605,762
CMS Energy Corp.(c) 02/15/27	2.950%	240,000	239,162
Cleco Corporate Holdings LLC(b) 05/01/26	3.743%	610,000	629,511
05/01/46	4.973%	375,000	405,544
Commonwealth Edison Co. 03/15/36	5.900%	325,000	421,150
Consolidated Edison Co. of New York, Inc. 08/15/37	6.300%	690,000	919,662
DTE Electric Co. 10/01/20	3.450%	1,255,000	1,335,158
06/01/46	3.700%	765,000	785,757
DTE Energy Co. 10/01/26	2.850%	1,320,000	1,295,952
Duke Energy Corp. 09/01/46	3.750%	1,374,000	1,300,273
Duke Energy Florida Project Finance LLC 09/01/29	2.538%	2,060,000	2,063,996
Duke Energy Ohio, Inc. 06/15/46	3.700%	580,000	575,872
Duke Energy Progress, Inc. 08/15/45	4.200%	68,000	73,445
FPL Energy National Wind LLC(b) 03/10/24	5.608%	143,578	139,989
Florida Power & Light Co. 1st Mortgage 02/01/41	5.250%	295,000	367,402
Nevada Power Co. 09/15/40	5.375%	424,000	513,287
Oncor Electric Delivery Co, LLC 01/15/33	7.250%	592,000	832,970
09/01/38	7.500%	320,000	474,763
Oncor Electric Delivery Co. LLC 06/01/22	4.100%	1,733,000	1,898,970
04/01/25	2.950%	160,000	164,478
04/01/45	3.750%	25,000	25,351

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas & Electric Co. 06/15/23	3.250%	843,000	885,196
Public Service Electric & Gas Co. 11/01/45	4.150%	260,000	286,273
Southern California Edison Co. 06/01/21	3.875%	713,000	775,708
Southern Co. (The) 07/01/46	4.400%	565,000	596,709
Toledo Edison Co. (The) 05/15/37	6.150%	410,000	505,146
Total			18,681,832
FINANCE COMPANIES 0.2%
HSBC Finance Corp. Subordinated 01/15/21	6.676%	965,000	1,101,404
FOOD AND BEVERAGE 1.9%
Anheuser-Busch InBev Finance, Inc. 02/01/26	3.650%	3,428,000	3,607,154
02/01/36	4.700%	798,000	884,612
02/01/46	4.900%	540,000	617,510
ConAgra Foods, Inc. 01/25/23	3.200%	1,691,000	1,731,740
Molson Coors Brewing Co. 07/15/26	3.000%	445,000	441,115
05/01/42	5.000%	210,000	235,796
07/15/46	4.200%	192,000	191,949
Mondelez International Holdings Netherlands BV(b) 10/28/21	2.000%	2,665,000	2,642,251
Total			10,352,127
HEALTH CARE —%
New York and Presbyterian Hospital (The) 08/01/36	3.563%	245,000	249,018
HEALTHCARE INSURANCE 0.3%
Aetna, Inc. 06/15/36	4.250%	609,000	617,945
06/15/46	4.375%	1,026,000	1,040,436
Total			1,658,381
INDEPENDENT ENERGY 1.4%
Anadarko Petroleum Corp. 09/15/36	6.450%	91,000	107,988
07/15/44	4.500%	595,000	560,134
03/15/46	6.600%	635,000	784,903
Canadian Natural Resources Ltd. 02/15/37	6.500%	205,000	234,244
02/01/39	6.750%	470,000	554,737

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kerr-McGee Corp. 07/01/24	6.950%	373,000	447,233
Noble Energy, Inc. 04/01/27	8.000%	1,224,000	1,532,471
11/15/43	5.250%	385,000	405,679
11/15/44	5.050%	546,000	550,939
Woodside Finance Ltd.(b) 03/05/25	3.650%	1,184,000	1,187,055
09/15/26	3.700%	1,275,000	1,271,150
Total			7,636,533
INTEGRATED ENERGY 0.2%
Cenovus Energy, Inc. 11/15/39	6.750%	800,000	893,031
LIFE INSURANCE 0.9%
Massachusetts Mutual Life Insurance Co. Subordinated(b) 04/15/65	4.500%	405,000	382,212
MetLife Capital Trust X Junior Subordinated(a)(b) 04/08/38	9.250%	1,101,000	1,603,606
MetLife, Inc. Junior Subordinated 08/01/39	10.750%	554,000	905,790
Teachers Insurance & Annuity Association of America Subordinated(b) 09/15/44	4.900%	465,000	514,867
Voya Financial, Inc. 06/15/26	3.650%	875,000	869,752
06/15/46	4.800%	329,000	322,854
Total			4,599,081
MEDIA AND ENTERTAINMENT 1.0%
21st Century Fox America, Inc. 02/15/41	6.150%	410,000	508,958
CBS Corp. 01/15/27	2.900%	1,085,000	1,057,146
Sky PLC(b) 09/16/24	3.750%	1,755,000	1,800,391
Thomson Reuters Corp. 05/15/26	3.350%	1,615,000	1,636,376
Viacom, Inc. 10/04/26	3.450%	395,000	392,222
Total			5,395,093
METALS 0.2%
BHP Billiton Finance USA Ltd. Junior Subordinated(a)(b) 10/19/75	6.750%	860,000	973,950

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MIDSTREAM 1.2%
Columbia Pipeline Group, Inc. 06/01/45	5.800%	585,000	693,171
Enterprise Products Operating LLC Junior Subordinated(a) 08/01/66	4.593%	225,000	214,031
Kinder Morgan Energy Partners LP 11/01/42	4.700%	365,000	338,656
Plains All American Pipeline LP/Finance Corp. 06/01/42	5.150%	1,000,000	956,361
02/15/45	4.900%	1,196,000	1,135,797
Transcanada Trust Junior Subordinated(a) 08/15/76	5.875%	1,320,000	1,412,400
Transcontinental Gas Pipe Line Co. LLC(b) 02/01/26	7.850%	475,000	602,285
Williams Partners LP 04/15/40	6.300%	560,000	600,431
03/04/44	5.400%	292,000	290,339
01/15/45	4.900%	320,000	298,395
Total			6,541,866
NATURAL GAS 0.8%
NiSource Finance Corp. 02/15/23	3.850%	685,000	725,589
12/15/40	6.250%	595,000	762,083
02/15/44	4.800%	50,000	54,855
Sempra Energy 03/15/20	2.400%	900,000	914,021
10/01/22	2.875%	974,000	999,126
11/15/25	3.750%	725,000	767,244
Total			4,222,918
OIL FIELD SERVICES 0.5%
Noble Holding International Ltd. 03/15/17	2.500%	1,406,000	1,401,922
Noble Holding International Ltd.(a) 03/16/18	5.250%	1,270,000	1,262,863
Total			2,664,785
OTHER INDUSTRY 0.3%
Massachusetts Institute of Technology 07/01/16	3.885%	405,000	381,433
President and Fellows of Harvard College 10/01/37	3.619%	315,000	335,345
07/15/46	3.150%	424,000	413,492
07/15/56	3.300%	685,000	676,879
Total			1,807,149

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PHARMACEUTICALS 2.1%
Actavis Funding SCS 03/12/20	3.000%	1,035,000	1,065,635
03/15/22	3.450%	315,000	327,033
06/15/24	3.850%	897,000	933,064
Actavis, Inc. 10/01/42	4.625%	820,000	844,671
Forest Laboratories LLC(b) 02/01/19	4.375%	1,520,000	1,596,616
Johnson & Johnson 12/05/33	4.375%	1,497,000	1,731,915
Shire Acquisitions Investments Ireland DAC 09/23/21	2.400%	2,870,000	2,847,740
09/23/23	2.875%	1,825,000	1,809,560
Total			11,156,234
PROPERTY & CASUALTY 1.1%
Berkshire Hathaway Finance Corp. 05/15/43	4.300%	188,000	206,060
Berkshire Hathaway, Inc. 03/15/26	3.125%	1,105,000	1,146,779
02/11/43	4.500%	568,000	640,923
Loews Corp. 04/01/26	3.750%	3,207,000	3,369,005
05/15/43	4.125%	349,000	347,735
Total			5,710,502
RAILROADS 0.4%
BNSF Funding Trust I Junior Subordinated(a) 12/15/55	6.613%	1,144,000	1,317,030
Kansas City Southern 08/15/45	4.950%	885,000	972,047
Total			2,289,077
RETAILERS 0.7%
CVS Health Corp. 12/01/22	4.750%	2,231,000	2,501,205
CVS Pass-Through Trust(b) 08/11/36	4.163%	1,260,231	1,323,008
Total			3,824,213
TECHNOLOGY 2.7%
Cisco Systems, Inc.(a) 09/20/19	1.197%	1,430,000	1,432,116
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(b) 06/01/19	3.480%	3,530,000	3,621,777
06/15/21	4.420%	2,480,000	2,593,353

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hewlett Packard Enterprise Co.(b) 10/15/45	6.350%	1,339,000	1,384,892
Intel Corp. 07/29/45	4.900%	645,000	740,958
Microsoft Corp. 08/08/21	1.550%	1,280,000	1,266,991
08/08/23	2.000%	844,000	832,339
08/08/26	2.400%	811,000	795,421
08/08/46	3.700%	350,000	342,010
Oracle Corp. 07/15/26	2.650%	1,325,000	1,307,016
07/15/36	3.850%	170,000	171,564
Total			14,488,437
TRANSPORTATION SERVICES 0.6%
ERAC U.S.A. Finance LLC(b) 11/01/23	2.700%	855,000	847,310
12/01/26	3.300%	1,340,000	1,360,725
11/01/46	4.200%	805,000	780,284
FedEx Corp. 04/01/46	4.550%	2,000	2,142
Total			2,990,461
WIRELESS 0.3%
Sprint Spectrum Co. I/II/III LLC(b) 09/20/21	3.360%	1,684,000	1,688,210
WIRELINES 1.6%
AT&T, Inc. 03/15/22	3.800%	763,000	803,168
03/15/42	5.150%	670,000	691,500
06/15/44	4.800%	385,000	379,030
AT&T, Inc.(b) 03/09/48	4.500%	605,000	567,423
Deutsche Telekom International Finance BV 06/01/32	9.250%	190,000	307,552
Deutsche Telekom International Finance BV(b) 09/19/23	2.485%	2,285,000	2,266,464
Koninklijke KPN NV 10/01/30	8.375%	60,000	81,329
Orange SA(a) 03/01/31	9.000%	590,000	926,268
Verizon Communications, Inc. 09/15/23	5.150%	1,201,000	1,373,776
03/15/34	5.050%	812,000	881,145
08/21/46	4.862%	243,000	257,380
Total			8,535,035
Total Corporate Bonds & Notes (Cost: $170,258,491)			175,456,422

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Residential Mortgage-Backed Securities —
Agency 23.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. 03/01/21 - 05/01/41	5.000%	925,663	1,022,957
09/01/25 - 10/01/29	7.500%	26,854	30,286
11/01/25 - 12/01/35	7.000%	242,416	295,414
06/01/26	8.000%	459	518
06/01/43 - 06/01/46	4.000%	21,203,758	22,743,390
01/01/46	3.500%	1,892,104	1,987,837
Federal National Mortgage Association 10/01/20 - 12/01/20	10.000%	24,010	24,454
08/01/29 - 09/01/45	3.000%	12,936,819	13,469,129
10/01/29	7.500%	15,047	17,458
12/01/29 - 05/01/30	8.000%	99,027	114,701
01/01/31	2.500%	1,639,771	1,691,843
06/01/32	7.000%	10,313	10,865
07/01/38	6.000%	2,403,671	2,758,026
08/01/40	4.500%	5,714,081	6,252,084
09/01/40	5.000%	2,208,915	2,449,821
05/01/43 - 03/01/46	3.500%	21,063,610	22,188,785
Federal National Mortgage Association(c) 11/17/31	2.500%	4,100,000	4,218,836
11/17/31 - 11/14/46	3.000%	16,355,000	16,939,702
11/17/31 - 11/14/46	3.500%	11,300,000	11,878,079
11/14/46	4.000%	5,807,000	6,218,026
11/14/46	4.500%	2,425,000	2,650,449
Federal National Mortgage Association(d) 01/01/40	5.500%	3,598,376	4,079,211
Government National Mortgage Association 11/15/17 - 12/15/17	8.500%	6,399	6,426
11/15/17 - 06/15/30	9.000%	22,293	23,926
11/15/17 - 08/15/20	9.500%	15,759	15,891
11/15/22 - 02/15/30	7.000%	110,242	122,886
05/15/23 - 12/15/31	6.500%	99,314	114,161
06/15/25 - 01/15/30	8.000%	125,711	142,689
04/15/26 - 03/15/30	7.500%	154,200	161,955
03/20/28	6.000%	46,756	54,804
Government National Mortgage Association(a) 07/20/21	2.000%	11,344	11,604
04/20/22 - 06/20/28	2.125%	94,611	97,271
07/20/22	1.875%	16,130	16,517

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c) 11/21/46	3.500%	1,000,000	1,059,062
11/21/46	4.000%	4,375,000	4,694,751
Vendee Mortgage Trust(a)(e) CMO IO Series 1998-1 Class 2IO 03/15/28	0.331%	2,100,938	15,820
CMO IO Series 1998-3 Class IO 03/15/29	0.137%	2,715,596	3,257
Total Residential Mortgage-Backed Securities — Agency (Cost: $126,288,842)			127,582,891

Residential Mortgage-Backed Securities —
Non-Agency 2.4%

American Mortgage Trust Series 2093-3 Class 3A(a)(f) 07/27/23	8.188%	3,960	2,401
BCAP LLC Trust CMO Series 2012-RR10 Class 9A1(a)(b) 10/26/35	3.071%	1,471,857	1,479,523
Citigroup Mortgage Loan Trust, Inc. CMO Series 2015-A Class A4(a)(b) 06/25/58	4.250%	685,051	709,127
Credit Suisse Mortgage Capital Certificates CMO Series 2011-16R Class 7A3(a)(b) 12/27/36	3.249%	206,077	205,856
Mill City Mortgage Trust CMO Series 2016-1 Class A1(b) 04/25/57	2.500%	1,162,476	1,169,646
New Residential Mortgage Loan Trust(b) CMO Series 2014-1A Class A 01/25/54	3.750%	1,608,696	1,666,640
CMO Series 2016-3A Class A1 09/25/56	3.750%	882,315	914,392
Series 2014-2A Class A3 05/25/54	3.750%	827,601	856,737
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A1(a)(b) 08/26/35	3.041%	1,845,731	1,854,420
Towd Point Mortgage Trust CMO Series 2016-2 Class A1(b) 08/25/55	3.000%	1,738,690	1,778,402
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A(a) 08/25/33	2.693%	2,465,110	2,488,682
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $13,175,295)			13,125,826

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Commercial Mortgage-Backed Securities —
Non-Agency 5.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(b) Series 2014-SFR2 Class A 10/17/36	3.786%	2,637,568	2,829,740
Series 2014-SFR3 Class A 12/17/36	3.678%	3,010,521	3,209,154
Series 2015-SFR2 Class A 10/17/45	3.732%	265,381	284,085
Colony Multifamily Mortgage Trust Series 2014-1 Class A(b) 04/20/50	2.543%	3,330,371	3,312,078
Commercial Mortgage Trust Series 2007-C9 Class AM 12/10/49	5.650%	4,835,000	4,943,755
DBUBS Mortgage Trust Series 2011-LC2A Class A4(b) 07/10/44	4.537%	2,560,000	2,812,194
Invitation Homes Trust Series 2015-SFR3 Class A(a)(b) 08/17/32	1.835%	1,894,888	1,902,569
JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class A4 02/15/48	3.179%	700,000	726,047
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class A3 05/15/45	3.507%	1,455,000	1,556,199
LB Commercial Mortgage Trust Series 2007-C3 Class AM(a) 07/15/44	5.916%	5,048,000	5,145,389
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3 02/15/40	5.430%	561,398	564,658
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO(a)(e) 12/15/30	0.905%	272,472	1,926
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3 02/15/48	2.988%	495,000	501,404
Morgan Stanley Re-Remic Trust(a)(b) Series 2009-GG10 Class A4B 08/12/45	5.794%	1,335,000	1,348,183
Series 2010-GG10 Class A4B 08/15/45	5.794%	715,000	719,874
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5 11/15/47	3.607%	620,000	661,794
Wells Fargo Commercial Mortgage Trust Series 2015-LC20 Class A5 04/15/50	3.184%	300,000	311,141
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $31,562,234)			30,830,190

Asset-Backed Securities — Agency 0.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration Series 2012-20G Class 1 07/01/32	2.380%	302,543	307,740
Series 2012-20I Class 1 09/01/32	2.200%	318,406	320,730
Series 2012-20J Class 1 10/01/32	2.180%	1,133,397	1,138,455
Series 2012-20L Class 1 12/01/32	1.930%	333,943	333,858
Series 2013-20E Class 1 05/01/33	2.070%	192,286	192,535
Series 2014-20D Class 1 04/01/34	3.110%	631,594	662,184
Series 2014-20F Class 1 06/01/34	2.990%	718,798	744,098
Series 2015-20C Class 1 03/01/35	2.720%	98,244	102,240
Total Asset-Backed Securities — Agency (Cost: $3,637,617)			3,801,840

Asset-Backed Securities — Non-Agency 13.0%

ARI Fleet Lease Trust Series 2014-A Class A2(b) 11/15/22	0.810%	488,634	488,184
Ally Master Owner Trust Series 2012-5 Class A 09/15/19	1.540%	955,000	957,215
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2B(a) 10/08/19	1.229%	588,363	589,430
Apidos CLO XIX Series 2014-19A Class A2(a)(b) 10/17/26	2.130%	1,400,000	1,426,698
Ascentium Equipment Receivables LLC Series 2015-2A Class A2(b) 12/11/17	1.570%	256,678	256,764
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A(b) 12/20/21	2.630%	1,195,000	1,205,437
BMW Floorplan Master Owner Trust Series 2015-1A Class A(a)(b) 07/15/20	1.035%	320,000	320,563
Ballyrock CLO LLC Series 2014-1A Class A1(a)(b) 10/20/26	2.361%	1,300,000	1,301,295
Barclays Dryrock Issuance Trust Series 2014-1 Class A(a) 12/16/19	0.895%	700,000	700,210

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNH Equipment Trust Series 2015-B Class A3 07/15/20	1.370%	235,000	235,441
Cabela's Credit Card Master Note Trust Series 2015-2 Class A1 07/17/23	2.250%	990,000	1,008,284
Cabela's Credit Card Master Note Trust(a)
Series 2014-1 Class A 03/16/20	0.885%	715,000	714,759
Cabela's Credit Card Master Note Trust(a)(b) Series 2012-1A Class A2 02/18/20	1.065%	635,000	635,298
Capital One Multi-Asset Execution Trust
Series 2015-A2 Class A2 03/15/23	2.080%	3,405,000	3,469,896
Series 2015-A8 Class A8 08/15/23	2.050%	1,075,000	1,088,118
CarMax Auto Owner Trust Series 2015-3 Class A3 05/15/20	1.630%	1,295,000	1,301,843
Series 2016-4 Class A2 11/15/19	1.210%	1,015,000	1,014,171
Carlyle Global Market Strategies CLO Series 2014-3A Class A1A(a)(b) 07/27/26	2.346%	835,000	835,189
Chase Issuance Trust Series 2012-A4 Class A4 08/16/21	1.580%	860,000	864,482
Series 2016-A7 Class A7 09/16/19	1.060%	800,000	799,818
Chesapeake Funding II LLC Series 2016-2A Class A2(a)(b) 06/15/28	1.535%	800,000	803,803
Chesapeake Funding LLC(a)(b) Series 2013-1A Class A 01/07/25	0.976%	263,923	263,889
Series 2014-1A Class A 03/07/26	0.946%	213,768	213,704
Series 2015-1A Class A 02/07/27	0.965%	625,616	624,749
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2(b)(c) 01/15/20	1.360%	330,000	329,966
Citibank Credit Card Issuance Trust Series 2014-A1 Class A1 01/23/23	2.880%	3,455,000	3,632,844
Series 2014-A6 Class A6 07/15/21	2.150%	475,000	484,826
Dell Equipment Finance Trust(a)(b) Series 2015-2 Class A2B 12/22/17	1.424%	182,163	182,500

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dell Equipment Finance Trust(b)
Series 2015-2 Class A2A 12/22/17	1.420%	364,326	364,691
Series 2016-1 Class A2 09/24/18	1.430%	365,000	364,924
Discover Card Execution Note Trust Series 2015-A2 Class A 10/17/22	1.900%	2,850,000	2,890,160
Enterprise Fleet Financing LLC(b) Series 2014-2 Class A2 03/20/20	1.050%	378,975	377,972
Series 2015-1 Class A2 09/20/20	1.300%	733,424	732,971
Series 2015-2 Class A2 02/22/21	1.590%	633,873	633,903
Series 2016-2 Class A2 02/22/22	1.740%	600,000	601,051
Ford Credit Auto Owner Trust 12/15/18	1.120%	76,147	76,169
Ford Credit Auto Owner Trust(b) Series 2014-2 Class A 04/15/26	2.310%	2,095,000	2,137,676
Series 2015-1 Class A 07/15/26	2.120%	3,365,000	3,414,961
Series 2015-2 Class A 01/15/27	2.440%	970,000	993,257
Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A(b) 03/15/22	2.090%	1,570,000	1,585,462
GM Financial Automobile Leasing Trust Series 2015-3 Class A3 03/20/19	1.690%	625,000	627,917
Series 2016-3 Class A2A 02/20/19	1.350%	595,000	594,776
GM Financial Automobile Leasing Trust(a) Series 2015-2 Class A2B 04/20/18	0.946%	558,555	558,124
GMF Floorplan Owner Revolving Trust Series 2016-1 Class A2(a)(b) 05/17/21	1.350%	730,000	733,685
Golden Credit Card Trust Series 2015-3A Class A(a)(b) 07/15/19	0.955%	3,125,000	3,127,804
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2(b) 06/20/17	1.120%	124,433	124,440
Harley-Davidson Motorcycle Trust Series 2015-1 Class A3 06/15/20	1.410%	375,000	376,046
Hertz Fleet Lease Funding LP(a)(b) Series 2013-3 Class A 12/10/27	1.079%	641,414	641,655

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-1 Class A 04/10/28	0.929%	232,298	232,371
Series 2016-1 Class A1 04/10/30	1.618%	2,180,000	2,184,782
Hertz Vehicle Financing II LP Series 2015-3A Class A(b) 09/25/21	2.670%	1,000,000	1,004,278
Honda Auto Receivables Owner Trust Series 2015-2 Class A3 02/21/19	1.040%	250,000	249,678
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1(a)(b) 03/15/21	1.435%	330,000	332,322
John Deere Owner Trust Series 2016-A Class A2 10/15/18	1.150%	790,000	789,888
Kubota Credit Owner Trust Series 2016-1A Class A2(b) 04/15/19	1.250%	570,000	569,372
Mercedes-Benz Auto Lease Trust Series 2016-B Class A2 01/15/19	1.150%	460,000	459,691
Navitas Equipment Receivables LLC Series 2015-1 Class A2(b) 11/15/18	2.120%	1,230,262	1,231,352
New York City Tax Lien Trust(b) Series 2015-A Class A 11/10/28	1.340%	480,112	479,140
Series 2016-A Class A 11/10/29	1.470%	650,000	648,580
Nissan Auto Lease Trust Series 2016-B Class A2A 12/17/18	1.260%	750,000	749,773
Nissan Auto Receivables Owner Trust Series 2016-A Class A3 10/15/20	1.340%	585,000	586,173
Nissan Auto Receivables Owner Trust(a)
Series 2015-A Class A1 01/15/20	0.935%	2,140,000	2,142,076
PFS Tax Lien Trust Series 2014-1 Class NOTE(b) 05/15/29	1.440%	412,231	409,945
SMART ABS Series Trust Series 2015-3US Class A2B(a) 04/16/18	1.285%	360,889	360,810
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2(b) 01/15/47	2.620%	760,000	760,238
SoFi Professional Loan Program LLC Series 2016-A(b) 12/26/36	2.760%	1,165,446	1,190,300

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synchrony Credit Card Master Note Trust Series 2016-1 Class A 03/15/22	2.040%	1,295,000	1,310,278
Volvo Financial Equipment LLC Series 2015-1A Class A3(b) 06/17/19	1.510%	1,000,000	1,001,771
Voya Ltd. Series 2012-4A Class A1R(a)(b)(f) 10/15/28	2.330%	1,500,000	1,500,000
Wells Fargo Dealer Floorplan Master Note Trust Series 2012-2 Class A(a) 04/22/19	1.276%	735,000	736,358
Wheels SPV 2 LLC Series 2015-1A Class A2(b) 04/22/24	1.270%	601,067	601,196
World Financial Network Credit Card Master Trust Series 2012-D Class A 04/17/23	2.150%	790,000	801,242
Series 2015-B Class A 06/17/24	2.550%	1,815,000	1,867,430
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3 10/15/18	1.540%	1,275,000	1,278,673
Total Asset-Backed Securities — Non-Agency (Cost: $69,588,109)			70,184,737

U.S. Treasury Obligations 24.5%

U.S. Treasury 12/31/16	0.875%	43,570,000	43,613,614
10/15/19	1.000%	5,390,000	5,390,210
08/15/26	1.500%	11,445,000	11,103,436
05/15/46	2.500%	10,676,400	10,480,808
U.S. Treasury(c) 10/31/18	0.750%	10,448,000	10,426,780
10/31/21	1.250%	19,991,000	19,931,652
10/31/23	1.625%	6,592,000	6,592,000
U.S. Treasury(d)(g) STRIPS 05/15/43	0.000%	6,357,000	3,140,333
U.S. Treasury(g) STRIPS 11/15/18	0.000%	7,057,000	6,929,198
11/15/19	0.000%	4,135,000	4,000,579
02/15/40	0.000%	14,141,000	7,765,148
11/15/41	0.000%	5,013,000	2,595,305
Total U.S. Treasury Obligations (Cost: $128,569,822)			131,969,063

The accompanying Notes to Financial Statements are an integral part of this statement.

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13

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

U.S. Government & Agency Obligations 1.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(g) STRIPS 01/15/30	0.000%	3,342,000	2,344,724
04/15/30	0.000%	4,535,000	3,161,543
Total U.S. Government & Agency Obligations (Cost: $5,325,739)			5,506,267

Foreign Government Obligations(h) 1.3%

COLOMBIA 0.1%
Colombia Government International Bond 01/18/41	6.125%	235,000	271,214
FRANCE 0.3%
Electricite de France SA(b) 10/13/55	5.250%	1,559,000	1,580,218
MEXICO 0.5%
Mexico Government International Bond 03/15/22	3.625%	1,536,000	1,605,120
03/08/44	4.750%	80,000	79,800
Petroleos Mexicanos 06/15/35	6.625%	435,000	437,827
Petroleos Mexicanos(b) 09/21/23	4.625%	639,000	637,275
Total			2,760,022
PANAMA 0.1%
Panama Government International Bond 01/26/36	6.700%	270,000	358,763
PERU 0.1%
Peruvian Government International Bond 03/14/37	6.550%	285,000	390,450
PHILIPPINES —%
Philippine Government International Bond 10/23/34	6.375%	100,000	139,296
QATAR 0.2%
Nakilat, Inc.(b) 12/31/33	6.067%	952,000	1,142,333
URUGUAY —%
Uruguay Government International Bond 11/20/45	4.125%	165,000	150,728
Total Foreign Government Obligations (Cost: $6,394,691)			6,793,024

Municipal Bonds 1.4%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.7%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009 07/01/34	5.750%	1,465,000	1,901,922
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009 04/01/39	7.550%	1,190,000	1,842,310
Total			3,744,232
ILLINOIS 0.4%
City of Chicago Waterworks Revenue Bonds 2nd Lien Series 2012 11/01/42	5.000%	635,000	694,773
Build America Bonds Series 2010 11/01/40	6.742%	865,000	1,132,890
City of Chicago Unlimited General Obligation Taxable Bonds Series 2015B 01/01/33	7.375%	200,000	215,042
Total			2,042,705
KENTUCKY 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010 04/01/18	3.165%	788,819	800,155
OHIO 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013B 01/01/35	4.532%	825,000	934,411
Total Municipal Bonds (Cost: $5,882,651)			7,521,503

Preferred Debt 0.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANKING 0.1%
State Street Corp.(a) 12/31/49	5.350%	14,425	386,157

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Preferred Debt (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PROPERTY & CASUALTY 0.1%
Allstate Corp. (The)(a) 01/15/53	5.100%	13,575	364,625
Total Preferred Debt (Cost: $702,828)			750,782

Common Stocks —%

Issuer	Shares	Value ($)
CONSUMER STAPLES —%
Beverages —%
Crimson Wine Group Ltd.(i)	3	28
Total Consumer Staples		28

Common Stocks (continued)

Issuer	Shares	Value ($)
FINANCIALS —%
Diversified Financial Services —%
Leucadia National Corp.	39	728
Total Financials		728
Total Common Stocks (Cost: $—)		756

Money Market Funds 1.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.463%(j)(k)	10,393,805	10,393,805
Total Money Market Funds (Cost: $10,393,805)		10,393,805
Total Investments (Cost: $571,780,124)		583,917,106
Other Assets & Liabilities, Net		(45,091,209)
Net Assets		538,825,897

At October 31, 2016, securities totaling $803,388 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	7	USD	907,375	12/2016	—	(14)
U.S. Treasury 10-Year Note	21	USD	2,722,125	12/2016	—	(35)
U.S. Treasury 10-Year Note	44	USD	5,703,500	12/2016	—	(62,193)
U.S. Treasury 2-Year Note	46	USD	10,034,469	12/2016	—	(1,337)
U.S. Treasury 2-Year Note	58	USD	12,652,156	12/2016	—	(12,636)
U.S. Treasury 5-Year Note	23	USD	2,778,328	12/2016	—	(9,791)
U.S. Treasury 5-Year Note	49	USD	5,919,047	12/2016	—	(11,499)
Total			40,717,000		—	(97,505)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Futures Contracts Outstanding at October 31, 2016 (continued)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(52)	USD	(8,461,375)	12/2016	419,555	—
U.S. Long Bond	(2)	USD	(325,438)	12/2016	4,309	—
U.S. Treasury Ultra 10-Year Note	(34)	USD	(4,811,531)	12/2016	98,732	—
U.S. Ultra Bond	(16)	USD	(2,815,000)	12/2016	178,359	—
U.S. Ultra Bond	(4)	USD	(703,750)	12/2016	44,603	—
Total			(17,117,094)		745,558	—

Credit Default Swap Contracts Outstanding at October 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	McDonald's Corp.	12/20/2021	1.000	USD	440,000	(14,054)	—	(11,551)	(513)	—	(3,016)
Citi	Goldman Sachs Group, Inc.	12/20/2021	1.000	USD	825,000	(3,472)	1,991	—	(963)	—	(6,426)
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	USD	675,000	(3,948)	—	(11,204)	(788)	6,468	—
Goldman Sachs International	Citigroup, Inc.	12/20/2021	1.000	USD	1,375,000	(14,199)	—	(11,391)	(1,604)	—	(4,412)
Total							1,991	(34,146)		6,468	(13,854)

Cleared Credit Default Swap Contracts Outstanding at October 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	10,010,000	—	(5,861)

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2016, the value of these securities amounted to $103,588,140 or 19.22% of net assets.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(e)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2016, the value of these securities amounted to $1,502,401, which represents 0.28% of net assets.

(g)  Zero coupon bond.

(h)  Principal and interest may not be guaranteed by the government.

(i)  Non-income producing investment.

(j)  The rate shown is the seven-day current annualized yield at October 31, 2016.

(k)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	868,546	88,561,567	(79,036,317)	9	10,393,805	16,240	10,393,805

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	175,456,422	—	175,456,422
Residential Mortgage-Backed Securities — Agency	—	127,582,891	—	127,582,891
Residential Mortgage-Backed Securities — Non-Agency	—	13,123,425	2,401	13,125,826
Commercial Mortgage-Backed Securities — Non-Agency	—	30,830,190	—	30,830,190
Asset-Backed Securities — Agency	—	3,801,840	—	3,801,840
Asset-Backed Securities — Non-Agency	—	67,924,499	2,260,238	70,184,737
U.S. Treasury Obligations	70,588,068	61,380,995	—	131,969,063
U.S. Government & Agency Obligations	—	5,506,267	—	5,506,267
Foreign Government Obligations	—	6,793,024	—	6,793,024
Municipal Bonds	—	7,521,503	—	7,521,503
Preferred Debt	750,782	—	—	750,782
Common Stocks
Consumer Staples	28	—	—	28
Financials	728	—	—	728
Investments measured at net asset value
Money Market Funds	—	—	—	10,393,805
Total Investments	71,339,606	499,921,056	2,262,639	583,917,106
Derivatives
Assets
Futures Contracts	745,558	—	—	745,558
Swap Contracts	—	6,468	—	6,468
Liabilities
Futures Contracts	(97,505)	—	—	(97,505)
Swap Contracts	—	(19,715)	—	(19,715)
Total	71,987,659	499,907,809	2,262,639	584,551,912

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities — Agency ($)	Residential Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of April 30, 2016	6,845,889	2,594	1,748,867	8,597,350
Increase (decrease) in accrued discounts/premiums	—	147	—	147
Change in unrealized appreciation (depreciation)(a)	(15,944)	(23)	1,371	(14,596)
Sales	(6,829,945)	(317)	(1,090,000)	(7,920,262)
Purchases	—	—	1,600,000	1,600,000
Balance as of October 31, 2016	—	2,401	2,260,238	2,262,639

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2016, was $210, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(23) and Asset-Backed Securities — Non-Agency of $233.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $561,386,319)	$573,523,301
Affiliated issuers (identified cost $10,393,805)	10,393,805
Total investments (identified cost $571,780,124)	583,917,106
Cash	353
Unrealized appreciation on swap contracts	6,468
Premiums paid on outstanding swap contracts	1,991
Receivable for:
Investments sold	42,165,226
Investments sold on a delayed delivery basis	11,190,326
Capital shares sold	979,997
Dividends	2,636
Interest	2,820,843
Foreign tax reclaims	7,053
Variation margin	16,439
Expense reimbursement due from Investment Manager	7,134
Prepaid expenses	3,980
Trustees' deferred compensation plan	150,130
Other assets	19,454
Total assets	641,289,136
Liabilities
Unrealized depreciation on swap contracts	13,854
Premiums received on outstanding swap contracts	34,146
Payable for:
Investments purchased	2,456,373
Investments purchased on a delayed delivery basis	98,180,589
Capital shares purchased	462,836
Dividend distributions to shareholders	880,333
Variation margin	56,520
Management services fees	22,033
Distribution and/or service fees	2,379
Transfer agent fees	98,051
Compensation of board members	53,839
Chief compliance officer expenses	30
Other expenses	52,126
Trustees' deferred compensation plan	150,130
Total liabilities	102,463,239
Net assets applicable to outstanding capital stock	$538,825,897

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Represented by
Paid-in capital	$516,061,277
Undistributed net investment income	506,254
Accumulated net realized gain	9,486,578
Unrealized appreciation (depreciation) on:
Investments	12,136,982
Futures contracts	648,053
Swap contracts	(13,247)
Total — representing net assets applicable to outstanding capital stock	$538,825,897
Class A
Net assets	$59,187,198
Shares outstanding	6,717,247
Net asset value per share	$8.81
Maximum offering price per share(a)	$9.25
Class B
Net assets	$324,821
Shares outstanding	36,863
Net asset value per share	$8.81
Class C
Net assets	$11,691,134
Shares outstanding	1,328,194
Net asset value per share	$8.80
Class I
Net assets	$10,040
Shares outstanding	1,136
Net asset value per share(b)	$8.83
Class R
Net assets	$1,422,261
Shares outstanding	161,366
Net asset value per share	$8.81
Class R4
Net assets	$510,141
Shares outstanding	57,924
Net asset value per share	$8.81
Class R5
Net assets	$96,270
Shares outstanding	10,955
Net asset value per share	$8.79

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class T
Net assets	$10,807,484
Shares outstanding	1,228,339
Net asset value per share	$8.80
Maximum offering price per share(a)	$9.24
Class W
Net assets	$10,039
Shares outstanding	1,138
Net asset value per share	$8.82
Class Y
Net assets	$29,954,869
Shares outstanding	3,393,904
Net asset value per share	$8.83
Class Z
Net assets	$424,811,640
Shares outstanding	48,210,472
Net asset value per share	$8.81

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$44,134
Dividends — affiliated issuers	16,240
Interest	7,479,326
Foreign taxes withheld	(164)
Total income	7,539,536
Expenses:
Management services fees	1,385,484
Distribution and/or service fees
Class A	72,599
Class B	1,756
Class C	56,921
Class R	3,699
Class T	8,284
Class W	13
Transfer agent fees
Class A	58,931
Class B	356
Class C	11,551
Class R	1,501
Class R4	467
Class R5	20
Class T	11,204
Class W	11
Class Z	445,525
Compensation of board members	16,911
Custodian fees	19,961
Printing and postage fees	23,754
Registration fees	67,031
Audit fees	20,349
Legal fees	7,006
Chief compliance officer expenses	131
Other	11,704
Total expenses	2,225,169
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(409,502)
Expense reductions	(1,220)
Total net expenses	1,814,447
Net investment income	5,725,089
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	9,074,886
Investments — affiliated issuers	9
Futures contracts	(441,176)
Swap contracts	(226,330)
Net realized gain	8,407,389
Net change in unrealized appreciation (depreciation) on:
Investments	(3,123,277)
Futures contracts	175,747
Swap contracts	47,485
Net change in unrealized depreciation	(2,900,045)
Net realized and unrealized gain	5,507,344
Net increase in net assets resulting from operations	$11,232,433

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$5,725,089	$11,780,787
Net realized gain	8,407,389	8,507,167
Net change in unrealized depreciation	(2,900,045)	(5,506,252)
Net increase in net assets resulting from operations	11,232,433	14,781,702
Distributions to shareholders
Net investment income
Class A	(514,716)	(1,243,824)
Class B	(1,806)	(7,906)
Class C	(58,196)	(159,772)
Class I	(111)	(279)
Class R	(11,241)	(43,680)
Class R4	(4,646)	(8,271)
Class R5	(839)	(7,526)
Class T	(103,421)	(280,022)
Class W	(90)	(239)
Class Y	(354,401)	(833,619)
Class Z	(4,439,647)	(12,419,108)
Net realized gains
Class A	—	(1,218,092)
Class B	—	(11,229)
Class C	—	(225,803)
Class I	—	(239)
Class R	—	(58,479)
Class R4	—	(7,353)
Class R5	—	(7,137)
Class T	—	(264,458)
Class W	—	(240)
Class Y	—	(728,043)
Class Z	—	(11,277,451)
Total distributions to shareholders	(5,489,114)	(28,802,770)
Decrease in net assets from capital stock activity	(18,351,160)	(89,172,343)
Total decrease in net assets	(12,607,841)	(103,193,411)
Net assets at beginning of period	551,433,738	654,627,149
Net assets at end of period	$538,825,897	$551,433,738
Undistributed net investment income	$506,254	$270,279

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,055,338	9,326,689	1,447,754	12,530,595
Distributions reinvested	41,719	368,829	202,673	1,738,276
Redemptions	(692,884)	(6,115,943)	(1,201,283)	(10,438,856)
Net increase	404,173	3,579,575	449,144	3,830,015
Class B shares
Subscriptions	2,917	25,679	4,391	37,833
Distributions reinvested	144	1,270	1,460	12,501
Redemptions(a)	(8,204)	(72,259)	(37,264)	(324,094)
Net decrease	(5,143)	(45,310)	(31,413)	(273,760)
Class C shares
Subscriptions	243,513	2,153,364	497,828	4,298,550
Distributions reinvested	5,268	46,519	35,021	299,573
Redemptions	(168,188)	(1,486,010)	(341,850)	(2,955,428)
Net increase	80,593	713,873	190,999	1,642,695
Class R shares
Subscriptions	6,975	61,619	107,472	930,825
Distributions reinvested	1,226	10,841	10,812	92,696
Redemptions	(47,419)	(412,699)	(143,113)	(1,223,237)
Net decrease	(39,218)	(340,239)	(24,829)	(199,716)
Class R4 shares
Subscriptions	15,857	140,461	48,949	424,066
Distributions reinvested	514	4,543	1,766	15,113
Redemptions	(3,196)	(28,224)	(8,882)	(76,926)
Net increase	13,175	116,780	41,833	362,253
Class R5 shares
Subscriptions	4,880	43,220	598	5,151
Distributions reinvested	83	730	1,651	14,147
Redemptions	(39)	(345)	(42,677)	(365,310)
Net increase (decrease)	4,924	43,605	(40,428)	(346,012)
Class T shares
Subscriptions	6,305	55,683	13,848	118,683
Distributions reinvested	8,426	74,401	45,396	388,980
Redemptions	(36,562)	(323,571)	(144,583)	(1,257,650)
Net decrease	(21,831)	(193,487)	(85,339)	(749,987)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	72,422	637,636	793,703	6,891,515
Distributions reinvested	273	2,430	—	—
Redemptions	(339,829)	(3,027,539)	(175,234)	(1,500,000)
Net increase (decrease)	(267,134)	(2,387,473)	618,469	5,391,515
Class Z shares
Subscriptions	1,822,389	16,058,300	3,470,017	30,004,058
Distributions reinvested	75,283	665,424	408,493	3,507,215
Redemptions	(4,143,387)	(36,562,208)	(15,227,643)	(132,340,619)
Net decrease	(2,245,715)	(19,838,484)	(11,349,133)	(98,829,346)
Total net decrease	(2,076,176)	(18,351,160)	(10,230,697)	(89,172,343)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$8.72		$8.91		$8.86		$9.46		$9.58		$9.50		$9.24
Income from investment operations:
Net investment income	0.08		0.16		0.17		0.16		0.23		0.02		0.29
Net realized and unrealized gain (loss)	0.09		0.07		0.15		(0.30)		0.17		0.08		0.38
Total from investment operations	0.17		0.23		0.32		(0.14)		0.40		0.10		0.67
Less distributions to shareholders:
Net investment income	(0.08)		(0.21)		(0.16)		(0.17)		(0.23)		(0.02)		(0.29)
Net realized gains	—		(0.21)		(0.11)		(0.29)		(0.29)		—		(0.12)
Total distributions to shareholders	(0.08)		(0.42)		(0.27)		(0.46)		(0.52)		(0.02)		(0.41)
Net asset value, end of period	$8.81		$8.72		$8.91		$8.86		$9.46		$9.58		$9.50
Total return	1.94%		2.74%		3.63%		(1.42%)		4.21%		1.08%		7.35%
Ratios to average net assets(b)
Total gross expenses	1.01	%(c)	1.02%		1.01%		0.98%		0.98%		1.01	%(c)	0.99	%(d)
Total net expenses(e)	0.86	%(c)(f)	0.86	%(f)	0.90	%(f)	0.96	%(f)	0.90	%(f)	0.80	%(c)	0.80	%(d)(f)
Net investment income	1.85	%(c)	1.83%		1.85%		1.83%		2.43%		2.94	%(c)	3.07%
Supplemental data
Net assets, end of period (in thousands)	$59,187		$55,058		$52,256		$61,159		$82,739		$82,929		$82,041
Portfolio turnover	192%		428%		350%		360%		221%		10%		136%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$8.72		$8.91		$8.86		$9.46		$9.58		$9.50		$9.24
Income from investment operations:
Net investment income	0.05		0.09		0.10		0.10		0.16		0.02		0.22
Net realized and unrealized gain (loss)	0.09		0.07		0.15		(0.31)		0.17		0.08		0.38
Total from investment operations	0.14		0.16		0.25		(0.21)		0.33		0.10		0.60
Less distributions to shareholders:
Net investment income	(0.05)		(0.14)		(0.09)		(0.10)		(0.16)		(0.02)		(0.22)
Net realized gains	—		(0.21)		(0.11)		(0.29)		(0.29)		—		(0.12)
Total distributions to shareholders	(0.05)		(0.35)		(0.20)		(0.39)		(0.45)		(0.02)		(0.34)
Net asset value, end of period	$8.81		$8.72		$8.91		$8.86		$9.46		$9.58		$9.50
Total return	1.56%		1.98%		2.85%		(2.15%)		3.43%		1.02%		6.55%
Ratios to average net assets(b)
Total gross expenses	1.76	%(c)	1.77%		1.76%		1.73%		1.73%		1.76	%(c)	1.74	%(d)
Total net expenses(e)	1.61	%(c)(f)	1.61	%(f)	1.65	%(f)	1.71	%(f)	1.65	%(f)	1.55	%(c)	1.55	%(d)(f)
Net investment income	1.10	%(c)	1.08%		1.09%		1.07%		1.70%		2.18	%(c)	2.35%
Supplemental data
Net assets, end of period (in thousands)	$325		$366		$654		$1,037		$2,110		$2,872		$2,969
Portfolio turnover	192%		428%		350%		360%		221%		10%		136%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
29

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$8.71		$8.90		$8.85		$9.45		$9.57		$9.49		$9.24
Income from investment operations:
Net investment income	0.05		0.09		0.10		0.11		0.17		0.02		0.23
Net realized and unrealized gain (loss)	0.09		0.07		0.16		(0.31)		0.17		0.08		0.38
Total from investment operations	0.14		0.16		0.26		(0.20)		0.34		0.10		0.61
Less distributions to shareholders:
Net investment income	(0.05)		(0.14)		(0.10)		(0.11)		(0.17)		(0.02)		(0.24)
Net realized gains	—		(0.21)		(0.11)		(0.29)		(0.29)		—		(0.12)
Total distributions to shareholders	(0.05)		(0.35)		(0.21)		(0.40)		(0.46)		(0.02)		(0.36)
Net asset value, end of period	$8.80		$8.71		$8.90		$8.85		$9.45		$9.57		$9.49
Total return	1.56%		1.98%		2.91%		(2.01%)		3.59%		1.03%		6.72%
Ratios to average net assets(b)
Total gross expenses	1.76	%(c)	1.77%		1.76%		1.73%		1.73%		1.75	%(c)	1.74	%(d)
Total net expenses(e)	1.61	%(c)(f)	1.61	%(f)	1.60	%(f)	1.56	%(f)	1.50	%(f)	1.40	%(c)	1.40	%(d)(f)
Net investment income	1.10	%(c)	1.08%		1.15%		1.23%		1.83%		2.35	%(c)	2.46%
Supplemental data
Net assets, end of period (in thousands)	$11,691		$10,870		$9,406		$10,917		$15,812		$17,129		$16,872
Portfolio turnover	192%		428%		350%		360%		221%		10%		136%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
30

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,						Year Ended March 31,
Class I	(Unaudited)		2016	2015	2014	2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$8.74		$8.93	$8.88	$9.48	$9.59	$9.50		$9.25
Income from investment operations:
Net investment income	0.10		0.19	0.20	0.21	0.30	0.03		0.33
Net realized and unrealized gain (loss)	0.09		0.08	0.16	(0.31)	0.14	0.09		0.36
Total from investment operations	0.19		0.27	0.36	(0.10)	0.44	0.12		0.69
Less distributions to shareholders:
Net investment income	(0.10)		(0.25)	(0.20)	(0.21)	(0.26)	(0.03)		(0.32)
Net realized gains	—		(0.21)	(0.11)	(0.29)	(0.29)	—		(0.12)
Total distributions to shareholders	(0.10)		(0.46)	(0.31)	(0.50)	(0.55)	(0.03)		(0.44)
Net asset value, end of period	$8.83		$8.74	$8.93	$8.88	$9.48	$9.59		$9.50
Total return	2.15%		3.16%	4.05%	(0.98%)	4.71%	1.21%		7.55%
Ratios to average net assets(b)
Total gross expenses	0.58	%(c)	0.55%	0.54%	0.49%	0.52%	0.56	%(c)	0.51	%(d)
Total net expenses(e)	0.45	%(c)	0.45%	0.48%	0.49%	0.51%	0.51	%(c)	0.51	%(d)(f)
Net investment income	2.26	%(c)	2.24%	2.27%	2.33%	2.99%	3.22	%(c)	3.51%
Supplemental data
Net assets, end of period (in thousands)	$10		$10	$10	$10	$2	$15,545		$15,931
Portfolio turnover	192%		428%	350%	360%	221%	10%		136%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
31

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)		2012(b)
Per share data
Net asset value, beginning of period	$8.72		$8.91		$8.86		$9.46		$9.58		$9.50		$9.51
Income from investment operations:
Net investment income	0.07		0.14		0.14		0.14		0.21		0.02		0.09
Net realized and unrealized gain (loss)	0.09		0.07		0.16		(0.31)		0.16		0.08		0.07
Total from investment operations	0.16		0.21		0.30		(0.17)		0.37		0.10		0.16
Less distributions to shareholders:
Net investment income	(0.07)		(0.19)		(0.14)		(0.14)		(0.20)		(0.02)		(0.09)
Net realized gains	—		(0.21)		(0.11)		(0.29)		(0.29)		—		(0.08)
Total distributions to shareholders	(0.07)		(0.40)		(0.25)		(0.43)		(0.49)		(0.02)		(0.17)
Net asset value, end of period	$8.81		$8.72		$8.91		$8.86		$9.46		$9.58		$9.50
Total return	1.81%		2.49%		3.37%		(1.66%)		3.95%		1.06%		1.75%
Ratios to average net assets(c)
Total gross expenses	1.26	%(d)	1.27%		1.26%		1.23%		1.23%		1.26	%(d)	1.40	%(d)(e)
Total net expenses(f)	1.11	%(d)(g)	1.11	%(g)	1.15	%(g)	1.21	%(g)	1.15	%(g)	1.05	%(d)	1.03	%(d)(e)
Net investment income	1.60	%(d)	1.57%		1.59%		1.59%		2.16%		2.69	%(d)	2.69	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,422		$1,750		$2,009		$2,498		$2,558		$2,553		$2,506
Portfolio turnover	192%		428%		350%		360%		221%		10%		136%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
32

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$8.72		$8.91		$8.85		$9.45		$9.73
Income from investment operations:
Net investment income	0.09		0.18		0.19		0.18		0.10
Net realized and unrealized gain (loss)	0.09		0.07		0.16		(0.30)		(0.07	)(b)
Total from investment operations	0.18		0.25		0.35		(0.12)		0.03
Less distributions to shareholders:
Net investment income	(0.09)		(0.23)		(0.18)		(0.19)		(0.10)
Net realized gains	—		(0.21)		(0.11)		(0.29)		(0.21)
Total distributions to shareholders	(0.09)		(0.44)		(0.29)		(0.48)		(0.31)
Net asset value, end of period	$8.81		$8.72		$8.91		$8.85		$9.45
Total return	2.07%		3.01%		4.00%		(1.18%)		0.36%
Ratios to average net assets(c)
Total gross expenses	0.76	%(d)	0.77%		0.76%		0.74%		0.69	%(d)
Total net expenses(e)	0.61	%(d)(f)	0.61	%(f)	0.64	%(f)	0.70	%(f)	0.69	%(d)
Net investment income	2.10	%(d)	2.07%		2.12%		1.99%		2.38	%(d)
Supplemental data
Net assets, end of period (in thousands)	$510		$390		$26		$28		$55
Portfolio turnover	192%		428%		350%		360%		221%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
33

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$8.70		$8.89	$8.84	$9.45	$9.73
Income from investment operations:
Net investment income	0.10		0.19	0.20	0.19	0.11
Net realized and unrealized gain (loss)	0.08		0.07	0.15	(0.31)	(0.07	)(b)
Total from investment operations	0.18		0.26	0.35	(0.12)	0.04
Less distributions to shareholders:
Net investment income	(0.09)		(0.24)	(0.19)	(0.20)	(0.11)
Net realized gains	—		(0.21)	(0.11)	(0.29)	(0.21)
Total distributions to shareholders	(0.09)		(0.45)	(0.30)	(0.49)	(0.32)
Net asset value, end of period	$8.79		$8.70	$8.89	$8.84	$9.45
Total return	2.12%		3.11%	4.04%	(1.10%)	0.42%
Ratios to average net assets(c)
Total gross expenses	0.61	%(d)	0.60%	0.56%	0.57%	0.55	%(d)
Total net expenses(e)	0.50	%(d)	0.50%	0.50%	0.57%	0.55	%(d)
Net investment income	2.20	%(d)	2.14%	2.25%	2.09%	2.71	%(d)
Supplemental data
Net assets, end of period (in thousands)	$96		$52	$413	$471	$33,221
Portfolio turnover	192%		428%	350%	360%	221%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
34

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class T	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$8.71		$8.90		$8.85		$9.45		$9.57		$9.48		$9.23
Income from investment operations:
Net investment income	0.09		0.17		0.17		0.17		0.24		0.02		0.30
Net realized and unrealized gain (loss)	0.08		0.07		0.16		(0.30)		0.17		0.09		0.37
Total from investment operations	0.17		0.24		0.33		(0.13)		0.41		0.11		0.67
Less distributions to shareholders:
Net investment income	(0.08)		(0.22)		(0.17)		(0.18)		(0.24)		(0.02)		(0.30)
Net realized gains	—		(0.21)		(0.11)		(0.29)		(0.29)		—		(0.12)
Total distributions to shareholders	(0.08)		(0.43)		(0.28)		(0.47)		(0.53)		(0.02)		(0.42)
Net asset value, end of period	$8.80		$8.71		$8.90		$8.85		$9.45		$9.57		$9.48
Total return	1.99%		2.85%		3.73%		(1.32%)		4.32%		1.20%		7.36%
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)	0.92%		0.91%		0.88%		0.88%		0.91	%(c)	0.89	%(d)
Total net expenses(e)	0.76	%(c)(f)	0.76	%(f)	0.80	%(f)	0.86	%(f)	0.80	%(f)	0.70	%(c)	0.70	%(d)(f)
Net investment income	1.95	%(c)	1.93%		1.95%		1.94%		2.53%		3.04	%(c)	3.17%
Supplemental data
Net assets, end of period (in thousands)	$10,807		$10,887		$11,885		$12,351		$14,412		$15,630		$15,577
Portfolio turnover	192%		428%		350%		360%		221%		10%		136%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
35

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class W	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$8.73		$8.92		$8.87		$9.47		$9.58		$9.50		$9.24
Income from investment operations:
Net investment income	0.08		0.16		0.17		0.17		0.24		0.02		0.29
Net realized and unrealized gain (loss)	0.09		0.07		0.15		(0.31)		0.17		0.08		0.38
Total from investment operations	0.17		0.23		0.32		(0.14)		0.41		0.10		0.67
Less distributions to shareholders:
Net investment income	(0.08)		(0.21)		(0.16)		(0.17)		(0.23)		(0.02)		(0.29)
Net realized gains	—		(0.21)		(0.11)		(0.29)		(0.29)		—		(0.12)
Total distributions to shareholders	(0.08)		(0.42)		(0.27)		(0.46)		(0.52)		(0.02)		(0.41)
Net asset value, end of period	$8.82		$8.73		$8.92		$8.87		$9.47		$9.58		$9.50
Total return	1.94%		2.74%		3.62%		(1.40%)		4.32%		1.09%		7.38%
Ratios to average net assets(b)
Total gross expenses	1.05	%(c)	1.03%		1.00%		0.90%		0.90%		0.90	%(c)	0.95	%(d)
Total net expenses(e)	0.86	%(c)(f)	0.86	%(f)	0.90	%(f)	0.90	%(f)	0.88	%(f)	0.75	%(c)	0.79	%(d)
Net investment income	1.85	%(c)	1.83%		1.85%		1.92%		2.46%		3.04	%(c)	3.08%
Supplemental data
Net assets, end of period (in thousands)	$10		$10		$10		$10		$2		$3		$2
Portfolio turnover	192%		428%		350%		360%		221%		10%		136%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
36

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,						Year Ended March 31,
Class Y	(Unaudited)		2016	2015	2014	2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$8.74		$8.92	$8.87	$9.47	$9.59	$9.51		$9.25
Income from investment operations:
Net investment income	0.10		0.19	0.20	0.20	0.27	0.03		0.32
Net realized and unrealized gain (loss)	0.09		0.09	0.15	(0.30)	0.16	0.08		0.38
Total from investment operations	0.19		0.28	0.35	(0.10)	0.43	0.11		0.70
Less distributions to shareholders:
Net investment income	(0.10)		(0.25)	(0.19)	(0.21)	(0.26)	(0.03)		(0.32)
Net realized gains	—		(0.21)	(0.11)	(0.29)	(0.29)	—		(0.12)
Total distributions to shareholders	(0.10)		(0.46)	(0.30)	(0.50)	(0.55)	(0.03)		(0.44)
Net asset value, end of period	$8.83		$8.74	$8.92	$8.87	$9.47	$9.59		$9.51
Total return	2.15%		3.28%	4.05%	(0.99%)	4.60%	1.11%		7.66%
Ratios to average net assets(b)
Total gross expenses	0.56	%(c)	0.56%	0.54%	0.53%	0.53%	0.56	%(c)	0.53	%(d)
Total net expenses(e)	0.45	%(c)	0.45%	0.48%	0.53%	0.52%	0.51	%(c)	0.51	%(d)
Net investment income	2.26	%(c)	2.24%	2.27%	2.27%	2.80%	3.23	%(c)	3.38%
Supplemental data
Net assets, end of period (in thousands)	$29,955		$31,981	$27,155	$25,147	$24,368	$22,718		$22,474
Portfolio turnover	192%		428%	350%	360%	221%	10%		136%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
37

COLUMBIA BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$8.72		$8.91		$8.86		$9.46		$9.58		$9.50		$9.24
Income from investment operations:
Net investment income	0.09		0.18		0.19		0.19		0.26		0.03		0.31
Net realized and unrealized gain (loss)	0.09		0.07		0.15		(0.31)		0.16		0.07		0.38
Total from investment operations	0.18		0.25		0.34		(0.12)		0.42		0.10		0.69
Less distributions to shareholders:
Net investment income	(0.09)		(0.23)		(0.18)		(0.19)		(0.25)		(0.02)		(0.31)
Net realized gains	—		(0.21)		(0.11)		(0.29)		(0.29)		—		(0.12)
Total distributions to shareholders	(0.09)		(0.44)		(0.29)		(0.48)		(0.54)		(0.02)		(0.43)
Net asset value, end of period	$8.81		$8.72		$8.91		$8.86		$9.46		$9.58		$9.50
Total return	2.07%		3.00%		3.88%		(1.17%)		4.47%		1.10%		7.63%
Ratios to average net assets(b)
Total gross expenses	0.76	%(c)	0.77%		0.75%		0.73%		0.73%		0.75	%(c)	0.73	%(d)
Total net expenses(e)	0.61	%(c)(f)	0.61	%(f)	0.65	%(f)	0.71	%(f)	0.65	%(f)	0.55	%(c)	0.55	%(d)(f)
Net investment income	2.10	%(c)	2.08%		2.10%		2.07%		2.69%		3.14	%(c)	3.33%
Supplemental data
Net assets, end of period (in thousands)	$424,812		$440,059		$550,803		$659,538		$1,077,125		$1,599,267		$1,733,175
Portfolio turnover	192%		428%		350%		360%		221%		10%		136%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
38

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limitations. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the

Semiannual Report 2016
39

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to

Semiannual Report 2016
40

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Semiannual Report 2016
41

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the FCM, which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits.

Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has less credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on a notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The
Semiannual Report 2016
42

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	6,468	*
Credit risk	Premiums paid on outstanding swap contracts	1,991
Interest rate risk	Net assets — unrealized appreciation on futures contracts	745,558	*
Total		754,017
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	19,715	*
Credit risk	Premiums received on outstanding swap contracts	34,146
Interest rate risk	Net assets — unrealized depreciation on futures contracts	97,505	*
Total		151,366

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(226,330)	(226,330)
Interest rate risk	(441,176)	—	(441,176)
Total	(441,176)	(226,330)	(667,506)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	47,485	47,485
Interest rate risk	175,747	—	175,747
Total	175,747	47,485	223,232

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	58,509,281
Futures contracts — Short	19,019,680
Credit default swap contracts — buy protection	21,337,500

*Based on the ending quarterly outstanding amounts for the six months ended October 31, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual

Semiannual Report 2016
43

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Semiannual Report 2016
44

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2016:

	Barclays ($)	Citi ($)	Goldman Sachs International ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts(a)	—	—	—	3,423	3,423
Liabilities
OTC credit default swap contracts(b)	14,567	4,435	20,539	—	39,541
Total Financial and Derivative Net Assets	(14,567)	(4,435)	(20,539)	3,423	(36,118)
Total collateral received (pledged)(c)	—	—	—	—	—
Net Amount(d)	(14,567)	(4,435)	(20,539)	3,423	(36,118)

(a) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(b) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as

Semiannual Report 2016
45

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2016 was 0.50% of the Fund's average daily net assets.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Semiannual Report 2016
46

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Transactions with Affiliates

For the six months ended October 31, 2016, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $77,617, respectively. The sale transactions resulted in a net realized loss of $12,552.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended October 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.20
Class R4	0.20
Class R5	0.05
Class T	0.20
Class W	0.21
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $1,220.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Semiannual Report 2016
47

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, if the Fund declares dividends on a daily basis, the servicing fee for Class T shares will be waived by selling and/or servicing agents to the extent necessary to prevent the net investment income for Class T shares from falling below 0.00% on a daily basis.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $44,164 for Class A, $713 for Class C, and $60 for Class T shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2016 Through August 31, 2017	Prior to September 1, 2016
Class A	0.86%	0.86%
Class B	1.61	1.61
Class C	1.61	1.61
Class I	0.46	0.45
Class R	1.11	1.11
Class R4	0.61	0.61
Class R5	0.51	0.50
Class T	0.76	0.76
Class W	0.86	0.86
Class Y	0.46	0.45
Class Z	0.61	0.61

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $571,780,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$15,011,000
Unrealized depreciation	(2,874,000)
Net unrealized appreciation	$12,137,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of April 30, 2016, the Fund will elect to treat post-October losses of $250,677 as arising on May 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant

Semiannual Report 2016
48

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,159,680,322 and $1,214,568,474, respectively, for the six months ended October 31, 2016, of which $665,336,468 and $673,259,774, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, one unaffiliated shareholder of record owned 75.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price.

Semiannual Report 2016
49

COLUMBIA BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
50

COLUMBIA BOND FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Bond Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
51

COLUMBIA BOND FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the forty-seventh, eighty-ninth and seventy-ninth percentile (where the best performance would be in the first

Semiannual Report 2016
52

COLUMBIA BOND FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the second and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

Semiannual Report 2016
53

COLUMBIA BOND FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager's affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
54

COLUMBIA BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
55

Columbia Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR121_04_F01_(12/16)

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA CORPORATE INCOME FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

Leave a legacy

Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today's challenging interest rate environment, it's still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You've worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today's complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

Not part of the shareholder report

Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at investor.columbiathreadneedleus.com.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at investor.columbiathreadneedleus.com/subscribe and select the publications you would like to receive, including:

■  Columbia Threadneedle Investor Newsletter, highlighting the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook, showcasing the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack, featuring straightforward insight on current investment opportunities

■  White papers that delve deep into a variety of investment topics

■  Quarterly portfolio manager commentary and fund fact sheets

Update your subscriptions at any time by accessing the email subscription center.

Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at investor.columbiathreadneedleus.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  Twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  Youtube.com/CTInvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  Linkedin.com/company/Columbia-Threadneedle-Investments-US
Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA CORPORATE INCOME FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	19
Statement of Operations	21
Statement of Changes in Net Assets	22
Financial Highlights	25
Notes to Financial Statements	34
Board Consideration and Approval of Management Agreement	43
Important Information About This Report	47

Semiannual Report 2016

COLUMBIA CORPORATE INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Corporate Income Fund (the Fund) Class A shares returned 3.13% excluding sales charges for the six-month period that ended October 31, 2016.

■  The Fund underperformed its Blended Benchmark, which returned 3.49% and outperformed the Bloomberg Barclays U.S. Corporate Bond Index, which returned 2.77% during the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		3.13	7.82	4.28	5.39
Including sales charges		-1.78	2.75	3.27	4.88
Class B	07/15/02
Excluding sales charges		2.74	7.02	3.50	4.60
Including sales charges		-2.26	2.02	3.15	4.60
Class C	07/15/02
Excluding sales charges		2.82	7.18	3.66	4.76
Including sales charges		1.82	6.18	3.66	4.76
Class I*	09/27/10	3.34	8.26	4.72	5.75
Class R4*	11/08/12	3.26	8.10	4.56	5.66
Class R5*	11/08/12	3.42	8.33	4.66	5.71
Class W*	09/27/10	3.13	7.82	4.28	5.39
Class Y*	11/08/12	3.34	8.26	4.70	5.73
Class Z	03/05/86	3.26	8.09	4.54	5.65
Blended Benchmark		3.49	7.68	4.97	6.04
Bloomberg Barclays U.S. Corporate Bond Index		2.77	7.23	4.59	5.74

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Blended Benchmark is a weighted custom benchmark, established by the Investment Manager, consisting of an 85% weighting in the Bloomberg Barclays U.S. Corporate Bond Index and a 15% weighting in the Bank of America Merrill Lynch (BofAML) U.S. Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

The Bloomberg Barclays U.S. Corporate Bond Index measures the investment-grade, fixed-rate, taxable, corporate bond market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Tom Murphy, CFA

Tim Doubek, CFA

Brian Lavin, CFA

Portfolio Breakdown (%) (at October 31, 2016)
Common Stocks	0.0	(a)
Corporate Bonds & Notes	86.8
Foreign Government Obligations	0.1
Money Market Funds	13.1
Senior Loans	0.0	(a)
Warrants	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at October 31, 2016)
AAA rating	0.3
AA rating	4.5
A rating	16.6
BBB rating	66.3
BB rating	5.8
B rating	5.2
CCC rating	1.2
CC rating	0.0	(a)
Not rated	0.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a) Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2016
4

COLUMBIA CORPORATE INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,031.30	1,020.68	4.74	4.71	0.92
Class B	1,000.00	1,000.00	1,027.40	1,016.88	8.58	8.54	1.67
Class C	1,000.00	1,000.00	1,028.20	1,017.64	7.81	7.77	1.52
Class I	1,000.00	1,000.00	1,033.40	1,022.76	2.63	2.61	0.51
Class R4	1,000.00	1,000.00	1,032.60	1,021.95	3.45	3.43	0.67
Class R5	1,000.00	1,000.00	1,034.20	1,022.50	2.89	2.87	0.56
Class W	1,000.00	1,000.00	1,031.30	1,020.68	4.74	4.71	0.92
Class Y	1,000.00	1,000.00	1,033.40	1,022.76	2.63	2.61	0.51
Class Z	1,000.00	1,000.00	1,032.60	1,021.95	3.45	3.43	0.67

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds. Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 86.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 1.7%
BAE Systems Holdings, Inc.(a) 10/07/24	3.800%	8,099,000	8,492,085
L-3 Communications Corp. 02/15/21	4.950%	1,618,000	1,771,032
05/28/24	3.950%	7,836,000	8,208,531
Northrop Grumman Corp. 08/01/23	3.250%	1,751,000	1,848,990
TransDigm, Inc. 05/15/25	6.500%	250,000	260,625
TransDigm, Inc.(a) 06/15/26	6.375%	334,000	341,548
Total Aerospace & Defense			20,922,811
AUTOMOTIVE 0.1%
Gates Global LLC/Co.(a) 07/15/22	6.000%	312,000	294,840
IHO Verwaltungs GmbH PIK(a) 09/15/23	4.500%	204,000	206,550
Schaeffler Finance BV(a) 05/15/21	4.250%	625,000	641,406
Total Automotive			1,142,796
BANKING 4.3%
Ally Financial, Inc. 05/19/22	4.625%	964,000	985,690
09/30/24	5.125%	436,000	459,980
Citigroup, Inc. 05/01/26	3.400%	7,095,000	7,213,656
10/21/26	3.200%	6,845,000	6,828,969
Goldman Sachs Group, Inc. (The) 02/25/26	3.750%	5,000,000	5,217,950
JPMorgan Chase & Co. 10/01/26	2.950%	10,591,000	10,481,574
Morgan Stanley 04/21/21	2.500%	1,590,000	1,602,577
07/27/26	3.125%	5,295,000	5,269,764
Washington Mutual Bank Subordinated(b)(c) 01/15/15	0.000%	6,350,000	9,525
Wells Fargo & Co. 10/23/26	3.000%	13,480,000	13,387,460
Total Banking			51,457,145

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.1%
E*TRADE Financial Corp. 11/15/22	5.375%	427,000	456,401
09/15/23	4.625%	358,000	371,425
NPF Corp.(a) 07/15/21	9.000%	138,000	140,760
Total Brokerage/Asset Managers/Exchanges			968,586
BUILDING MATERIALS 0.1%
Allegion PLC 09/15/23	5.875%	111,000	119,603
Allegion US Holding Co., Inc. 10/01/21	5.750%	327,000	340,489
American Builders & Contractors Supply Co., Inc.(a) 04/15/21	5.625%	627,000	650,512
Beacon Roofing Supply, Inc. 10/01/23	6.375%	112,000	119,840
Eagle Materials, Inc. 08/01/26	4.500%	62,000	62,494
HD Supply, Inc.(a) 12/15/21	5.250%	231,000	245,437
04/15/24	5.750%	100,000	105,000
US Concrete, Inc. 06/01/24	6.375%	116,000	120,640
Total Building Materials			1,764,015
CABLE AND SATELLITE 1.4%
Altice US Finance I Corp.(a) 07/15/23	5.375%	321,000	328,399
05/15/26	5.500%	427,000	435,540
CCO Holdings LLC/Capital Corp.(a) 04/01/24	5.875%	689,000	728,618
05/01/25	5.375%	341,000	350,378
02/15/26	5.750%	481,000	501,142
05/01/26	5.500%	39,000	39,951
CSC Holdings LLC 02/15/19	8.625%	425,000	471,750
06/01/24	5.250%	420,000	392,700
CSC Holdings LLC(a) 10/15/25	6.625%	562,000	609,770
10/15/25	10.875%	344,000	395,600
04/15/27	5.500%	229,000	232,292
Cequel Communications Holdings I LLC/Capital Corp.(a) 09/15/20	6.375%	413,000	425,390
12/15/21	5.125%	182,000	179,270
07/15/25	7.750%	251,000	268,570

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp. 02/15/18	5.875%	5,940,000	6,287,442
DISH DBS Corp. 11/15/24	5.875%	805,000	810,534
07/01/26	7.750%	533,000	585,303
Hughes Satellite Systems Corp.(a) 08/01/26	5.250%	255,000	251,175
Unitymedia GmbH(a) 01/15/25	6.125%	382,000	398,235
Unitymedia Hessen GmbH & Co. KG NRW(a) 01/15/25	5.000%	439,000	445,036
Videotron Ltd. 07/15/22	5.000%	286,000	298,513
Virgin Media Finance PLC(a) 01/15/25	5.750%	674,000	667,260
Virgin Media Secured Finance PLC(a) 01/15/26	5.250%	506,000	500,788
Ziggo Bond Finance BV(a) 01/15/27	6.000%	240,000	235,650
Ziggo Secured Finance BV(a) 01/15/27	5.500%	608,000	600,400
Total Cable And Satellite			16,439,706
CHEMICALS 0.6%
Angus Chemical Co.(a) 02/15/23	8.750%	437,000	445,740
Axalta Coating Systems LLC(a) 08/15/24	4.875%	203,000	206,045
Chemours Co. (The) 05/15/23	6.625%	630,000	611,100
05/15/25	7.000%	49,000	47,653
Eco Services Operations LLC/Finance Corp.(a) 11/01/22	8.500%	398,000	424,865
INEOS Group Holdings SA(a) 02/15/19	5.875%	363,000	369,806
08/01/24	5.625%	364,000	360,815
LYB International Finance BV 03/15/44	4.875%	3,755,000	3,985,632
PQ Corp.(a) 11/15/22	6.750%	250,000	269,062
Platform Specialty Products Corp.(a) 05/01/21	10.375%	258,000	278,640
02/01/22	6.500%	147,000	142,590
WR Grace & Co.(a) 10/01/21	5.125%	331,000	352,515
Total Chemicals			7,494,463

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CONSTRUCTION MACHINERY —%
United Rentals North America, Inc. 09/15/26	5.875%	326,000	332,064
United Rentals North America, Inc.(d) 05/15/27	5.500%	200,000	199,000
Total Construction Machinery			531,064
CONSUMER CYCLICAL SERVICES 0.2%
APX Group, Inc. 12/01/19	6.375%	111,000	114,469
12/01/20	8.750%	339,000	327,983
12/01/22	7.875%	377,000	396,321
IHS Markit Ltd.(a) 11/01/22	5.000%	594,000	628,155
Interval Acquisition Corp. 04/15/23	5.625%	483,000	498,697
Total Consumer Cyclical Services			1,965,625
CONSUMER PRODUCTS 0.2%
Prestige Brands, Inc.(a) 03/01/24	6.375%	284,000	301,750
Scotts Miracle-Gro Co. (The)(a) 10/15/23	6.000%	266,000	281,960
Serta Simmons Bedding LLC(a) 10/01/20	8.125%	369,000	384,221
Spectrum Brands, Inc. 11/15/22	6.625%	385,000	412,674
07/15/25	5.750%	422,000	456,815
Springs Industries, Inc. 06/01/21	6.250%	201,000	208,789
Tempur Sealy International, Inc. 10/15/23	5.625%	187,000	193,545
06/15/26	5.500%	216,000	222,480
Valvoline, Inc.(a) 07/15/24	5.500%	39,000	41,145
Total Consumer Products			2,503,379
DIVERSIFIED MANUFACTURING 1.3%
Entegris, Inc.(a) 04/01/22	6.000%	350,000	362,250
Honeywell International, Inc. 10/30/19	1.400%	8,325,000	8,315,185
Manitowoc Foodservice, Inc. 02/15/24	9.500%	68,000	78,115
SPX FLOW, Inc.(a) 08/15/24	5.625%	72,000	72,990
08/15/26	5.875%	266,000	269,990

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp. 12/15/17	5.375%	3,062,000	3,205,241
United Technologies Corp.(d) 11/01/46	3.750%	3,230,000	3,203,785
WESCO Distribution, Inc.(a) 06/15/24	5.375%	104,000	105,196
Zekelman Industries, Inc.(a) 06/15/23	9.875%	56,000	58,940
Total Diversified Manufacturing			15,671,692
ELECTRIC 18.0%
AES Corp. (The) 05/15/26	6.000%	216,000	222,480
Appalachian Power Co. 05/15/44	4.400%	3,740,000	3,935,419
06/01/45	4.450%	4,330,000	4,665,138
Arizona Public Service Co. 05/15/46	3.750%	3,435,000	3,477,673
Berkshire Hathaway Energy Co. 11/15/23	3.750%	7,440,000	8,037,157
11/15/43	5.150%	400,000	476,387
02/01/45	4.500%	804,000	885,422
CMS Energy Corp. 03/15/22	5.050%	3,150,000	3,562,672
03/31/43	4.700%	2,450,000	2,721,163
03/01/44	4.875%	6,190,000	7,149,877
CMS Energy Corp.(d) 02/15/27	2.950%	1,045,000	1,041,353
Calpine Corp.(a) 01/15/22	6.000%	441,000	459,742
Connecticut Light & Power Co. (The) 01/15/23	2.500%	5,088,000	5,137,374
Consolidated Edison Co. of New York, Inc. 06/15/46	3.850%	2,655,000	2,692,656
DTE Energy Co. 06/15/22	3.300%	4,115,000	4,320,310
06/01/24	3.500%	11,943,000	12,519,727
10/01/26	2.850%	17,250,000	16,935,739
Duke Energy Carolinas LLC 03/15/46	3.875%	3,040,000	3,143,485
Duke Energy Corp. 10/15/23	3.950%	8,133,000	8,823,353
09/01/46	3.750%	2,925,000	2,768,047
Duke Energy Progress LLC 10/15/46	3.700%	2,415,000	2,411,749
Emera US Finance LP(a) 06/15/46	4.750%	5,875,000	6,243,345

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Michigan Power Co. 03/15/23	3.200%	10,265,000	10,614,544
NRG Energy, Inc. 07/15/22	6.250%	58,000	58,145
05/01/24	6.250%	185,000	179,450
NRG Energy, Inc.(a) 05/15/26	7.250%	171,000	168,249
01/15/27	6.625%	396,000	370,878
NRG Yield Operating LLC 08/15/24	5.375%	596,000	607,920
NRG Yield Operating LLC(a) 09/15/26	5.000%	85,000	82,450
Oncor Electric Delivery Co. LLC 09/30/17	5.000%	4,000,000	4,132,908
04/01/45	3.750%	4,357,000	4,418,146
PPL Capital Funding, Inc. 12/01/22	3.500%	330,000	347,603
06/01/23	3.400%	14,786,000	15,399,427
03/15/24	3.950%	1,565,000	1,672,656
Pacific Gas & Electric Co. 06/15/23	3.250%	5,128,000	5,384,682
02/15/24	3.750%	6,570,000	7,111,572
02/15/44	4.750%	3,463,000	3,994,446
Progress Energy, Inc. 04/01/22	3.150%	21,180,000	22,015,678
Sierra Pacific Power Co. 05/01/26	2.600%	4,900,000	4,899,868
Southern Co. (The) 07/01/46	4.400%	10,890,000	11,501,169
TransAlta Corp. 06/03/17	1.900%	15,885,000	15,866,939
WEC Energy Group, Inc. 06/15/25	3.550%	6,515,000	6,889,697
Total Electric			217,346,695
FINANCE COMPANIES 0.2%
Aircastle Ltd. 03/15/21	5.125%	198,000	210,127
04/01/23	5.000%	61,000	63,135
Navient Corp. 03/25/20	8.000%	34,000	36,890
10/26/20	5.000%	91,000	89,863
07/26/21	6.625%	173,000	174,298
10/25/24	5.875%	368,000	328,440
OneMain Financial Holdings LLC(a) 12/15/19	6.750%	271,000	280,485
12/15/21	7.250%	287,000	297,045

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(a) 06/15/21	6.750%	698,000	701,490
Quicken Loans, Inc.(a) 05/01/25	5.750%	297,000	293,287
Springleaf Finance Corp. 12/15/20	8.250%	18,000	19,530
10/01/21	7.750%	36,000	37,508
10/01/23	8.250%	226,000	236,735
Total Finance Companies			2,768,833
FOOD AND BEVERAGE 9.1%
Anheuser-Busch InBev Finance, Inc. 02/01/23	3.300%	4,317,000	4,505,614
02/01/26	3.650%	19,335,000	20,345,486
Bacardi Ltd.(a) 07/15/26	2.750%	7,870,000	7,725,129
ConAgra Foods, Inc. 01/25/23	3.200%	13,831,000	14,164,217
Constellation Brands, Inc. 11/15/24	4.750%	412,000	451,140
12/01/25	4.750%	60,000	65,625
FAGE International SA/USA Dairy Industry, Inc.(a) 08/15/26	5.625%	190,000	196,175
General Mills, Inc. 10/20/17	1.400%	3,520,000	3,530,979
Grupo Bimbo SAB de CV(a) 06/27/44	4.875%	8,670,000	8,433,222
JM Smucker Co. (The) 03/15/18	1.750%	20,500,000	20,580,278
Kraft Heinz Foods Co. 06/01/46	4.375%	2,935,000	2,976,630
Kraft Heinz Foods Co 06/05/17	2.250%	180,000	180,950
Molson Coors Brewing Co. 05/01/42	5.000%	1,460,000	1,639,342
07/15/46	4.200%	4,384,000	4,382,830
Mondelez International Holdings Netherlands BV(a) 10/28/19	1.625%	7,515,000	7,491,132
Pinnacle Foods Finance LLC/Corp. 01/15/24	5.875%	42,000	45,045
Post Holdings, Inc.(a) 03/15/24	7.750%	392,000	433,238
08/15/26	5.000%	411,000	398,670
SABMiller Holdings, Inc.(a) 01/15/17	2.450%	1,910,000	1,915,570
01/15/22	3.750%	2,853,000	3,072,635
Sysco Corp. 07/15/21	2.500%	2,055,000	2,086,417

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Treehouse Foods, Inc.(a) 02/15/24	6.000%	63,000	67,662
Tyson Foods, Inc. 08/15/19	2.650%	5,884,000	6,015,001
Total Food And Beverage			110,702,987
GAMING 0.4%
Boyd Gaming Corp. 05/15/23	6.875%	297,000	317,790
Boyd Gaming Corp.(a) 04/01/26	6.375%	103,000	110,210
GLP Capital LP/Financing II, Inc. 11/01/23	5.375%	292,000	313,170
04/15/26	5.375%	61,000	64,813
International Game Technology PLC(a) 02/15/22	6.250%	542,000	574,520
MGM Growth Properties Operating Partnership LP/ Finance Co-Issuer, Inc.(a) 09/01/26	4.500%	122,000	119,865
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc.(a) 05/01/24	5.625%	104,000	110,698
MGM Resorts International 10/01/20	6.750%	616,000	683,760
03/15/23	6.000%	281,000	304,182
09/01/26	4.625%	468,000	450,450
Rivers Pittsburgh Borrower LP/Finance Corp.(a) 08/15/21	6.125%	73,000	75,373
Scientific Games International, Inc.(a) 01/01/22	7.000%	800,000	850,880
Seminole Tribe of Florida, Inc.(a) 10/01/20	6.535%	156,000	156,780
10/01/20	7.804%	250,000	250,155
Tunica-Biloxi Gaming Authority(a)(b) 11/15/16	0.000%	203,000	82,722
Total Gaming			4,465,368
HEALTH CARE 0.9%
Acadia Healthcare Co., Inc. 02/15/23	5.625%	159,000	159,199
03/01/24	6.500%	188,000	191,760
Alere, Inc.(a) 07/01/23	6.375%	350,000	360,500
Amsurg Corp. 11/30/20	5.625%	276,000	282,900
Becton Dickinson and Co. 05/15/17	1.450%	935,000	937,021

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc. 08/01/21	5.125%	107,000	99,778
Change Healthcare Holdings, Inc. 12/31/19	11.000%	392,000	411,600
Change Healthcare Holdings, Inc.(a) 02/15/21	6.000%	298,000	312,900
DaVita, Inc. 07/15/24	5.125%	608,000	594,700
Express Scripts Holding Co. 07/15/46	4.800%	2,915,000	2,902,130
HCA, Inc. 02/01/25	5.375%	1,009,000	1,029,886
04/15/25	5.250%	560,000	586,600
02/15/26	5.875%	160,000	168,000
02/15/27	4.500%	327,000	322,913
HealthSouth Corp. 09/15/25	5.750%	181,000	187,335
Hologic, Inc.(a) 07/15/22	5.250%	341,000	360,642
MEDNAX, Inc.(a) 12/01/23	5.250%	177,000	184,965
MPH Acquisition Holdings LLC(a) 06/01/24	7.125%	285,000	304,950
Sterigenics-Nordion Holdings LLC(a) 05/15/23	6.500%	449,000	461,347
Surgical Care Affiliates, Inc.(a) 04/01/23	6.000%	206,000	214,240
Teleflex, Inc. 06/01/26	4.875%	62,000	63,550
Tenet Healthcare Corp. 06/01/20	4.750%	638,000	653,950
04/01/22	8.125%	434,000	424,235
Total Health Care			11,215,101
HEALTHCARE INSURANCE 1.1%
Aetna, Inc. 06/15/46	4.375%	3,890,000	3,944,732
Centene Corp. 05/15/22	4.750%	440,000	446,600
02/15/24	6.125%	396,000	421,740
Centene Corp.(d) 01/15/25	4.750%	19,000	18,917
Molina Healthcare, Inc. 11/15/22	5.375%	295,000	306,063
UnitedHealth Group, Inc. 12/15/17	1.400%	7,835,000	7,849,181
Total Healthcare Insurance			12,987,233

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HOME CONSTRUCTION 0.1%
Beazer Homes USA, Inc.(a) 03/15/22	8.750%	105,000	111,562
CalAtlantic Group, Inc. 12/15/21	6.250%	271,000	298,439
Meritage Homes Corp. 06/01/25	6.000%	515,000	543,325
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/21	5.250%	355,000	363,875
Toll Brothers Finance Corp. 11/15/25	4.875%	152,000	155,040
Total Home Construction			1,472,241
INDEPENDENT ENERGY 4.6%
Anadarko Petroleum Corp. 03/15/40	6.200%	5,526,000	6,375,495
Antero Resources Corp. 12/01/22	5.125%	440,000	443,300
Callon Petroleum Co.(a) 10/01/24	6.125%	80,000	82,400
Canadian Natural Resources Ltd. 02/01/35	5.850%	2,615,000	2,800,987
03/15/38	6.250%	6,726,000	7,662,723
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	989,000	1,016,197
Cimarex Energy Co. 05/01/22	5.875%	4,317,000	4,508,822
Concho Resources, Inc. 04/01/23	5.500%	881,000	901,263
Continental Resources, Inc. 09/15/22	5.000%	6,437,000	6,308,260
CrownRock LP/Finance, Inc.(a) 02/15/23	7.750%	462,000	493,185
Denbury Resources, Inc.(a) 05/15/21	9.000%	301,000	310,030
Diamondback Energy, Inc.(a) 11/01/24	4.750%	82,000	82,000
Extraction Oil & Gas Holdings LLC/Finance Corp.(a) 07/15/21	7.875%	575,000	608,062
Laredo Petroleum, Inc. 01/15/22	5.625%	1,441,000	1,404,975
Newfield Exploration Co. 01/30/22	5.750%	27,000	28,148
07/01/24	5.625%	278,000	289,120
Noble Energy, Inc. 11/15/43	5.250%	2,928,000	3,085,266

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oasis Petroleum, Inc. 03/15/22	6.875%	189,000	187,110
01/15/23	6.875%	394,000	386,120
PDC Energy, Inc.(a) 09/15/24	6.125%	396,000	411,840
Parsley Energy LLC/Finance Corp.(a) 02/15/22	7.500%	724,000	770,155
06/01/24	6.250%	343,000	360,150
QEP Resources, Inc. 05/01/23	5.250%	11,000	10,808
RSP Permian, Inc. 10/01/22	6.625%	519,000	546,896
SM Energy Co. 06/01/25	5.625%	85,000	80,963
09/15/26	6.750%	330,000	338,250
WPX Energy, Inc. 01/15/22	6.000%	951,000	948,622
Whiting Petroleum Corp. 03/15/21	5.750%	352,000	326,480
Woodside Finance Ltd.(a) 03/05/25	3.650%	14,373,000	14,410,082
Total Independent Energy			55,177,709
INTEGRATED ENERGY 1.0%
Cenovus Energy, Inc. 09/15/42	4.450%	8,161,000	7,153,541
09/15/43	5.200%	5,070,000	4,830,488
Total Integrated Energy			11,984,029
LEISURE —%
LTF Merger Sub, Inc.(a) 06/15/23	8.500%	281,000	285,917
Live Nation Entertainment, Inc.(a) 11/01/24	4.875%	165,000	164,588
Total Leisure			450,505
LIFE INSURANCE 7.9%
Five Corners Funding Trust(a) 11/15/23	4.419%	31,430,000	34,043,027
Guardian Life Insurance Co. of America (The) Subordinated(a) 06/19/64	4.875%	10,141,000	10,343,577
MetLife, Inc. 09/15/23	4.368%	3,482,000	3,857,746
03/01/45	4.050%	1,500,000	1,489,439
05/13/46	4.600%	1,717,000	1,862,758

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Life Insurance Co. (The) Subordinated(a) 03/30/40	6.063%	4,247,000	5,464,262
Peachtree Corners Funding Trust(a) 02/15/25	3.976%	12,368,000	12,412,772
TIAA Asset Management Finance Co. LLC(a) 11/01/19	2.950%	10,390,000	10,686,375
Teachers Insurance & Annuity Association of America Subordinated(a) 09/15/44	4.900%	13,060,000	14,460,554
Voya Financial, Inc. 06/15/46	4.800%	380,000	372,902
Total Life Insurance			94,993,412
LODGING 0.1%
Hilton Domestic Operating Co., Inc.(a) 09/01/24	4.250%	159,000	159,398
Playa Resorts Holding BV(a) 08/15/20	8.000%	566,000	581,565
Total Lodging			740,963
MEDIA AND ENTERTAINMENT 5.7%
21st Century Fox America, Inc. 09/15/44	4.750%	8,073,000	8,575,028
AMC Networks, Inc. 04/01/24	5.000%	147,000	148,838
CBS Radio, Inc.(a) 11/01/24	7.250%	58,000	60,248
Lamar Media Corp. 02/01/26	5.750%	89,000	95,288
MDC Partners, Inc.(a) 05/01/24	6.500%	703,000	599,308
Match Group, Inc. 06/01/24	6.375%	280,000	302,400
Netflix, Inc. 02/15/25	5.875%	756,000	838,215
Netflix, Inc.(a) 11/15/26	4.375%	702,000	690,592
Outfront Media Capital LLC/Corp. 03/15/25	5.875%	366,000	380,640
Scripps Networks Interactive, Inc. 11/15/24	3.900%	13,726,000	14,226,052
Sirius XM Radio, Inc.(a) 07/15/26	5.375%	278,000	282,170

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sky PLC(a) 11/26/22	3.125%	17,718,000	18,010,258
09/16/24	3.750%	5,380,000	5,519,148
Thomson Reuters Corp. 02/23/17	1.300%	5,000,000	5,001,950
05/23/43	4.500%	9,140,000	9,084,959
Time Warner, Inc. 03/29/41	6.250%	3,375,000	4,126,079
Univision Communications, Inc.(a) 02/15/25	5.125%	799,000	800,997
Total Media And Entertainment			68,742,170
METALS 0.2%
ArcelorMittal(e) 02/25/22	7.250%	425,000	481,950
Constellium NV(a) 05/15/24	5.750%	336,000	297,360
Freeport-McMoRan, Inc. 03/01/22	3.550%	92,000	84,410
03/15/23	3.875%	238,000	214,795
11/14/24	4.550%	498,000	456,915
Novelis Corp.(a) 08/15/24	6.250%	128,000	133,120
09/30/26	5.875%	574,000	581,175
Teck Resources Ltd. 07/15/41	6.250%	238,000	235,620
Teck Resources Ltd.(a) 06/01/24	8.500%	214,000	247,705
Total Metals			2,733,050
MIDSTREAM 7.1%
Cheniere Corpus Christi Holdings LLC(a) 06/30/24	7.000%	165,000	174,900
Columbia Pipeline Group, Inc. 06/01/45	5.800%	791,000	937,262
Energy Transfer Equity LP 06/01/27	5.500%	638,000	622,050
Enterprise Products Operating LLC 02/15/45	5.100%	6,436,000	6,830,894
05/15/46	4.900%	5,313,000	5,466,705
Holly Energy Partners LP/Finance Corp.(a) 08/01/24	6.000%	54,000	56,160
Kinder Morgan Energy Partners LP 03/01/43	5.000%	12,144,000	11,587,331
Kinder Morgan, Inc. 02/15/46	5.050%	3,985,000	3,860,273
MPLX LP 06/01/25	4.875%	925,000	964,914

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwest Pipeline LLC 04/15/17	5.950%	8,479,000	8,632,818
Plains All American Pipeline LP/Finance Corp. 01/31/23	2.850%	9,986,000	9,624,707
10/15/23	3.850%	4,772,000	4,839,018
11/01/24	3.600%	855,000	842,627
06/15/44	4.700%	3,794,000	3,497,119
Sabine Pass Liquefaction LLC 03/01/25	5.625%	809,000	856,043
Sabine Pass Liquefaction LLC(a) 06/30/26	5.875%	217,000	233,861
03/15/27	5.000%	275,000	279,812
Southern Natural Gas Co. LLC(a) 04/01/17	5.900%	16,345,000	16,619,253
Tallgrass Energy Partners LP/Finance Corp.(a) 09/15/24	5.500%	100,000	99,500
Targa Resources Partners LP/Finance Corp. 11/15/23	4.250%	262,000	246,280
03/15/24	6.750%	267,000	285,690
Targa Resources Partners LP/Finance Corp.(a) 02/01/27	5.375%	596,000	596,000
Tesoro Logistics LP/Finance Corp. 10/15/22	6.250%	720,000	763,200
05/01/24	6.375%	67,000	72,025
Williams Companies, Inc. (The) 01/15/23	3.700%	244,000	236,070
06/24/24	4.550%	698,000	710,215
Williams Partners LP 09/15/45	5.100%	7,379,000	7,090,939
Total Midstream			86,025,666
NATURAL GAS 3.3%
CenterPoint Energy Resources Corp. 11/01/17	6.125%	7,966,000	8,311,796
NiSource Finance Corp. 02/15/43	5.250%	5,620,000	6,495,725
Sempra Energy 12/01/23	4.050%	17,905,000	19,301,501
06/15/24	3.550%	5,685,000	5,975,680
Total Natural Gas			40,084,702
OIL FIELD SERVICES 0.5%
Noble Holding International Ltd. 03/15/42	5.250%	8,007,000	4,523,955
SESI LLC 05/01/19	6.375%	186,000	183,675
12/15/21	7.125%	54,000	52,650

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd. 03/15/38	7.000%	1,520,000	1,254,000
Total Oil Field Services			6,014,280
PACKAGING 0.3%
ARD Finance SA(a) 09/15/23	7.125%	180,000	178,200
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a) 01/31/21	6.750%	249,000	256,470
05/15/23	4.625%	213,000	215,130
05/15/24	7.250%	110,000	116,050
Berry Plastics Corp. 10/15/22	6.000%	205,000	216,788
07/15/23	5.125%	480,000	488,400
Plastipak Holdings, Inc.(a) 10/01/21	6.500%	397,000	410,895
Reynolds Group Issuer, Inc./LLC 10/15/20	5.750%	645,000	661,951
Reynolds Group Issuer, Inc./LLC(a) 07/15/24	7.000%	374,000	399,712
Signode Industrial Group Luxembourg SA/US, Inc.(a) 05/01/22	6.375%	125,000	126,250
Total Packaging			3,069,846
PHARMACEUTICALS 2.5%
Actavis Funding SCS 03/12/18	2.350%	5,365,000	5,417,631
Actavis Funding 03/15/45	4.750%	6,842,000	7,176,793
Amgen, Inc.(a) 06/15/51	4.663%	5,570,000	5,770,849
Endo Finance LLC/Ltd./Finco, Inc.(a) 07/15/23	6.000%	361,000	314,070
Grifols Worldwide Operations Ltd. 04/01/22	5.250%	445,000	463,912
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a) 08/01/23	6.375%	818,000	822,499
Mallinckrodt International Finance SA/CB LLC(a) 10/15/23	5.625%	80,000	75,200
04/15/25	5.500%	163,000	150,775
Shire Acquisitions Investments Ireland DAC 09/23/19	1.900%	8,295,000	8,279,447
Valeant Pharmaceuticals International, Inc.(a) 10/15/20	6.375%	535,000	466,787
05/15/23	5.875%	633,000	498,487
04/15/25	6.125%	844,000	666,760
Total Pharmaceuticals			30,103,210

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PROPERTY & CASUALTY 3.8%
Alleghany Corp. 06/27/22	4.950%	12,743,000	14,016,370
Alliant Holdings Intermediate LP(a) 08/01/23	8.250%	24,000	24,420
Berkshire Hathaway Finance Corp. 05/15/42	4.400%	6,077,000	6,721,709
CNA Financial Corp. 05/15/24	3.950%	5,686,000	5,925,773
03/01/26	4.500%	1,740,000	1,869,491
HUB International Ltd.(a) 02/15/21	9.250%	59,000	61,065
10/01/21	7.875%	1,165,000	1,190,863
Liberty Mutual Group, Inc.(a) 05/01/22	4.950%	7,091,000	7,948,330
06/15/23	4.250%	8,106,000	8,756,044
Total Property & Casualty			46,514,065
RAILROADS 0.5%
CSX Corp. 11/01/46	3.800%	6,310,000	6,100,704
RESTAURANTS 0.4%
Yum! Brands, Inc. 11/01/43	5.350%	5,950,000	5,087,250
RETAILERS 1.2%
Asbury Automotive Group, Inc. 12/15/24	6.000%	359,000	368,872
CVS Health Corp. 06/01/21	2.125%	6,910,000	6,910,601
06/01/26	2.875%	5,040,000	5,002,759
Dollar Tree, Inc. 03/01/23	5.750%	509,000	542,085
Group 1 Automotive, Inc. 06/01/22	5.000%	157,000	156,607
Group 1 Automotive, Inc.(a) 12/15/23	5.250%	127,000	126,365
Hanesbrands, Inc.(a) 05/15/24	4.625%	137,000	139,312
05/15/26	4.875%	136,000	138,380
Penske Automotive Group, Inc. 12/01/24	5.375%	248,000	249,240
05/15/26	5.500%	93,000	92,303
Rite Aid Corp. Junior Subordinated 02/15/27	7.700%	198,000	245,520
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rite Aid Corp.(a) 04/01/23	6.125%	299,000	315,445
Sally Holdings LLC/Capital, Inc. 12/01/25	5.625%	87,000	92,873
Total Retailers			14,380,362
TECHNOLOGY 2.7%
Alliance Data Systems Corp.(a) 08/01/22	5.375%	1,048,000	1,008,700
Apple, Inc. 02/09/45	3.450%	6,447,000	5,956,893
05/13/45	4.375%	273,000	290,042
08/04/46	3.850%	1,370,000	1,334,087
Camelot Finance SA(a) 10/15/24	7.875%	153,000	156,442
Cisco Systems, Inc. 09/20/19	1.400%	7,310,000	7,313,706
Equinix, Inc. 01/15/26	5.875%	84,000	89,789
First Data Corp.(a) 08/15/23	5.375%	574,000	594,090
12/01/23	7.000%	770,000	806,575
01/15/24	5.750%	895,000	908,425
Informatica LLC(a) 07/15/23	7.125%	101,000	94,183
MSCI, Inc.(a) 11/15/24	5.250%	447,000	469,350
08/15/25	5.750%	268,000	284,924
08/01/26	4.750%	81,000	81,608
Microsemi Corp.(a) 04/15/23	9.125%	244,000	281,210
Microsoft Corp. 08/08/46	3.700%	2,870,000	2,804,484
NXP BV/Funding LLC(a) 09/01/22	3.875%	570,000	602,775
Oracle Corp. 07/15/46	4.000%	7,650,000	7,554,604
PTC, Inc. 05/15/24	6.000%	281,000	297,157
Quintiles IMS, Inc.(a) 10/15/26	5.000%	364,000	376,285
Riverbed Technology, Inc.(a) 03/01/23	8.875%	309,000	329,085
Sensata Technologies UK Financing Co. PLC(a) 02/15/26	6.250%	200,000	216,500
Solera LLC/Finance, Inc.(a) 03/01/24	10.500%	258,000	288,398

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc. 05/01/23	4.625%	382,000	393,460
Zebra Technologies Corp. 10/15/22	7.250%	524,000	564,610
Total Technology			33,097,382
TRANSPORTATION SERVICES 1.9%
ERAC U.S.A. Finance LLC(a) 11/01/23	2.700%	7,490,000	7,422,635
12/01/26	3.300%	11,335,000	11,510,307
FedEx Corp. 04/01/46	4.550%	3,440,000	3,684,873
Hertz Corp. (The) 01/15/21	7.375%	27,000	27,810
10/15/22	6.250%	54,000	55,350
Hertz Corp. (The)(a) 10/15/24	5.500%	234,000	227,191
Total Transportation Services			22,928,166
WIRELESS 0.9%
Rogers Communications, Inc. 08/15/18	6.800%	2,410,000	2,631,947
03/15/43	4.500%	1,247,000	1,294,075
SBA Communications Corp.(a) 09/01/24	4.875%	891,000	891,000
SFR Group SA(a) 05/15/22	6.000%	333,000	341,432
05/01/26	7.375%	639,000	645,390
Sprint Communications, Inc. 11/15/22	6.000%	448,000	417,482
Sprint Communications, Inc.(a) 11/15/18	9.000%	839,000	922,900
Sprint Corp. 09/15/21	7.250%	679,000	695,126
02/15/25	7.625%	535,000	517,612
T-Mobile USA, Inc. 04/28/21	6.633%	302,000	316,723
01/15/24	6.500%	395,000	422,650
01/15/26	6.500%	1,501,000	1,645,396
Wind Acquisition Finance SA(a) 07/15/20	4.750%	313,000	314,565
04/23/21	7.375%	96,000	98,640
Total Wireless			11,154,938
WIRELINES 2.0%
AT&T, Inc. 06/15/45	4.350%	10,170,000	9,329,622

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenturyLink, Inc. 12/01/23	6.750%	687,000	705,892
04/01/25	5.625%	155,000	145,313
Frontier Communications Corp. 09/15/20	8.875%	101,000	107,313
09/15/22	10.500%	404,000	420,160
04/15/24	7.625%	245,000	218,050
01/15/25	6.875%	527,000	441,363
09/15/25	11.000%	709,000	725,945
Level 3 Communications, Inc. 12/01/22	5.750%	288,000	296,640
Level 3 Financing, Inc. 08/15/22	5.375%	422,000	433,605
01/15/24	5.375%	77,000	78,636
Level 3 Financing, Inc.(a) 03/15/26	5.250%	33,000	33,495
Telecom Italia SpA(a) 05/30/24	5.303%	171,000	173,351
Verizon Communications, Inc. 11/01/42	3.850%	6,879,000	6,329,168
03/15/55	4.672%	3,988,000	3,887,742
Zayo Group LLC/Capital, Inc. 04/01/23	6.000%	680,000	715,700
05/15/25	6.375%	181,000	190,560
Total Wirelines			24,232,555
Total Corporate Bonds & Notes (Cost: $1,015,854,448)			1,045,434,704

Foreign Government Obligations(f) 0.1%

MEXICO 0.1%
Petroleos Mexicanos 06/27/44	5.500%	334,000	287,708
Petroleos Mexicanos(a) 09/21/47	6.750%	666,000	660,172
Total Mexico			947,880
Total Foreign Government Obligations (Cost: $967,442)			947,880

Senior Loans —%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CHEMICALS —%
PQ Corp. Tranche B1 Term Loan(e)(g) 11/04/22	5.750%	46,712	46,653

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
DIVERSIFIED MANUFACTURING —%
Manitowoc Foodservice, Inc. Tranche B Term Loan(e)(g) 03/03/23	5.750%	130,708	132,424
Total Senior Loans (Cost: $174,597)			179,077

Common Stocks —%

Issuer	Shares	Value ($)
FINANCIALS —%
Insurance —%
WMI Holdings Corp. Escrow(c)(h)(i)	1,075	—
WMIH Corp.(i)	21,388	44,915
Total		44,915
Total Financials		44,915
Total Common Stocks (Cost: $1,077,672)		44,915

Warrants —%

HEALTH CARE —%
Health Care Providers & Services —%
HealthSouth Corp.(i)	8,151	12,227
Total		12,227
Total Health Care		12,227
Total Warrants (Cost: $—)		12,227

Money Market Funds 13.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.463%(j)(k)	157,294,837	157,294,837
Total Money Market Funds (Cost: $157,294,837)		157,294,837
Total Investments (Cost: $1,175,368,996)		1,203,913,640
Other Assets & Liabilities, Net		6,123,182
Net Assets		1,210,036,822

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

At October 31, 2016, cash totaling $2,665,367 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	1,228	USD	148,338,563	12/2016	—	(855,748)
U.S. Treasury Ultra 10-Year Note	208	USD	29,435,250	12/2016	—	(443,762)
U.S. Ultra Bond	461	USD	81,107,188	12/2016	—	(4,919,174)
Total			258,881,001		—	(6,218,684)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(901)	USD	(146,609,594)	12/2016	7,277,017	—
U.S. Treasury 10-Year Note	(1,238)	USD	(160,475,750)	12/2016	2,019,473	—
U.S. Treasury 2-Year Note	(228)	USD	(49,736,063)	12/2016	70,897	—
Total			(356,821,407)		9,367,387	—

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2016, the value of these securities amounted to $278,024,357 or 22.98% of net assets.

(b)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2016, the value of these securities amounted to $92,247, which represents 0.01% of net assets.

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2016, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(d)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)  Variable rate security.

(f)  Principal and interest may not be guaranteed by the government.

(g)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)  Negligible market value.

(i)  Non-income producing investment.

(j)  The rate shown is the seven-day current annualized yield at October 31, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(k)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	193,913,794	271,665,351	(308,284,580)	272	157,294,837	347,812	157,294,837

Abbreviation Legend

PIK    Payment-in-Kind

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA CORPORATE INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,045,425,179	9,525	1,045,434,704
Foreign Government Obligations	—	947,880	—	947,880
Senior Loans	—	179,077	—	179,077
Common Stocks
Financials	44,915	—	—	44,915
Warrants
Health Care	12,227	—	—	12,227
Investments measured at net asset value
Money Market Funds	—	—	—	157,294,837
Total Investments	57,142	1,046,552,136	9,525	1,203,913,640
Derivatives
Assets
Futures Contracts	9,367,387	—	—	9,367,387
Liabilities
Futures Contracts	(6,218,684)	—	—	(6,218,684)
Total	3,205,845	1,046,552,136	9,525	1,207,062,343

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company's bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA CORPORATE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,018,074,159)	$1,046,618,803
Affiliated issuers (identified cost $157,294,837)	157,294,837
Total investments (identified cost $1,175,368,996)	1,203,913,640
Cash	701
Margin deposits	2,665,367
Receivable for:
Investments sold	4,198,937
Capital shares sold	2,299,463
Dividends	60,693
Interest	11,125,191
Foreign tax reclaims	8,726
Variation margin	538,188
Expense reimbursement due from Investment Manager	4,344
Prepaid expenses	8,460
Trustees' deferred compensation plan	87,077
Other assets	38,993
Total assets	1,224,949,780
Liabilities
Payable for:
Investments purchased	5,534,455
Investments purchased on a delayed delivery basis	4,471,910
Capital shares purchased	1,245,613
Dividend distributions to shareholders	2,761,853
Variation margin	586,063
Management services fees	48,894
Distribution and/or service fees	3,507
Transfer agent fees	119,736
Chief compliance officer expenses	70
Other expenses	53,780
Trustees' deferred compensation plan	87,077
Total liabilities	14,912,958
Net assets applicable to outstanding capital stock	$1,210,036,822
Represented by
Paid-in capital	$1,205,392,713
Excess of distributions over net investment income	(654,050)
Accumulated net realized loss	(26,395,188)
Unrealized appreciation (depreciation) on:
Investments	28,544,644
Futures contracts	3,148,703
Total — representing net assets applicable to outstanding capital stock	$1,210,036,822

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA CORPORATE INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class A
Net assets	$97,594,801
Shares outstanding	9,582,971
Net asset value per share	$10.18
Maximum offering price per share(a)	$10.69
Class B
Net assets	$213,069
Shares outstanding	20,924
Net asset value per share	$10.18
Class C
Net assets	$12,323,891
Shares outstanding	1,210,266
Net asset value per share	$10.18
Class I
Net assets	$541,809,602
Shares outstanding	53,198,957
Net asset value per share	$10.18
Class R4
Net assets	$14,868,770
Shares outstanding	1,461,913
Net asset value per share	$10.17
Class R5
Net assets	$1,809,876
Shares outstanding	177,989
Net asset value per share	$10.17
Class W
Net assets	$30,836,600
Shares outstanding	3,028,562
Net asset value per share	$10.18
Class Y
Net assets	$19,492,718
Shares outstanding	1,914,220
Net asset value per share	$10.18
Class Z
Net assets	$491,087,495
Shares outstanding	48,224,533
Net asset value per share	$10.18

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA CORPORATE INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$347,812
Interest	20,873,292
Foreign taxes withheld	(643)
Total income	21,220,461
Expenses:
Management services fees	2,990,976
Distribution and/or service fees
Class A	125,627
Class B	1,263
Class C	61,622
Class W	41,104
Transfer agent fees
Class A	111,245
Class B	279
Class C	13,637
Class R4	17,135
Class R5	401
Class W	36,393
Class Z	532,774
Compensation of board members	19,164
Custodian fees	8,134
Printing and postage fees	39,407
Registration fees	59,272
Audit fees	17,438
Legal fees	15,162
Chief compliance officer expenses	287
Other	19,627
Total expenses	4,110,947
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(271,271)
Fees waived by Distributor — Class C	(9,265)
Expense reductions	(980)
Total net expenses	3,829,431
Net investment income	17,391,030
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	17,174,073
Investments — affiliated issuers	272
Futures contracts	(8,378,839)
Net realized gain	8,795,506
Net change in unrealized appreciation (depreciation) on:
Investments	10,908,734
Futures contracts	1,076,572
Swap contracts	463,114
Net change in unrealized appreciation	12,448,420
Net realized and unrealized gain	21,243,926
Net increase in net assets resulting from operations	$38,634,956

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA CORPORATE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$17,391,030	$45,174,843
Net realized gain (loss)	8,795,506	(32,588,988)
Net change in unrealized appreciation (depreciation)	12,448,420	(1,151,281)
Net increase in net assets resulting from operations	38,634,956	11,434,574
Distributions to shareholders
Net investment income
Class A	(1,292,260)	(3,353,086)
Class B	(2,320)	(9,055)
Class C	(121,543)	(333,742)
Class I	(8,135,206)	(20,991,202)
Class R4	(218,540)	(671,248)
Class R5	(23,449)	(58,735)
Class W	(423,844)	(1,725,776)
Class Y	(286,132)	(590,408)
Class Z	(6,788,275)	(17,541,312)
Total distributions to shareholders	(17,291,569)	(45,274,564)
Decrease in net assets from capital stock activity	(10,733,370)	(295,017,836)
Total increase (decrease) in net assets	10,610,017	(328,857,826)
Net assets at beginning of period	1,199,426,805	1,528,284,631
Net assets at end of period	$1,210,036,822	$1,199,426,805
Excess of distributions over net investment income	$(654,050)	$(753,511)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA CORPORATE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,470,181	14,928,086	1,412,250	13,676,283
Distributions reinvested	115,422	1,173,532	314,528	3,050,265
Redemptions	(1,819,299)	(18,450,555)	(4,674,183)	(45,520,121)
Net decrease	(233,696)	(2,348,937)	(2,947,405)	(28,793,573)
Class B shares
Subscriptions	49	491	1,761	17,314
Distributions reinvested	163	1,653	652	6,344
Redemptions(a)	(8,279)	(83,894)	(36,495)	(358,412)
Net decrease	(8,067)	(81,750)	(34,082)	(334,754)
Class C shares
Subscriptions	134,687	1,364,299	158,912	1,532,883
Distributions reinvested	10,315	104,864	30,088	291,619
Redemptions	(109,044)	(1,106,753)	(524,015)	(5,061,927)
Net increase (decrease)	35,958	362,410	(335,015)	(3,237,425)
Class I shares
Subscriptions	518,615	5,278,188	4,176,878	39,537,190
Distributions reinvested	800,140	8,135,054	2,165,499	20,990,857
Redemptions	(2,102,699)	(21,211,446)	(14,029,743)	(136,028,520)
Net decrease	(783,944)	(7,798,204)	(7,687,366)	(75,500,473)
Class R4 shares
Subscriptions	280,040	2,842,631	1,039,548	10,103,217
Distributions reinvested	21,503	218,366	69,390	670,898
Redemptions	(387,878)	(3,922,605)	(1,369,440)	(13,067,778)
Net decrease	(86,335)	(861,608)	(260,502)	(2,293,663)
Class R5 shares
Subscriptions	34,128	348,282	39,896	394,301
Distributions reinvested	2,294	23,300	6,034	58,379
Redemptions	(4,629)	(46,774)	(75,850)	(728,843)
Net increase (decrease)	31,793	324,808	(29,920)	(276,163)
Class W shares
Subscriptions	280,401	2,850,860	710,742	6,941,685
Distributions reinvested	41,681	423,712	176,959	1,725,471
Redemptions	(619,780)	(6,284,701)	(9,847,164)	(97,148,500)
Net decrease	(297,698)	(3,010,129)	(8,959,463)	(88,481,344)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA CORPORATE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	187,076	1,902,831	768,450	7,587,732
Distributions reinvested	26,567	270,153	58,102	562,736
Redemptions	(131,132)	(1,335,545)	(231,102)	(2,252,483)
Net increase	82,511	837,439	595,450	5,897,985
Class Z shares
Subscriptions	7,619,669	77,417,215	9,548,773	92,787,837
Distributions reinvested	220,419	2,239,695	690,470	6,695,978
Redemptions	(7,729,668)	(77,814,309)	(20,781,782)	(201,482,241)
Net increase (decrease)	110,420	1,842,601	(10,542,539)	(101,998,426)
Total net decrease	(1,149,058)	(10,733,370)	(30,200,842)	(295,017,836)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.00		$10.18		$10.20		$10.67		$10.30		$10.19		$9.71
Income from investment operations:
Net investment income	0.13		0.31		0.28		0.29		0.32		0.03		0.35
Net realized and unrealized gain (loss)	0.18		(0.18)		(0.02)		(0.14)		0.59		0.11		0.49
Total from investment operations	0.31		0.13		0.26		0.15		0.91		0.14		0.84
Less distributions to shareholders:
Net investment income	(0.13)		(0.31)		(0.28)		(0.29)		(0.32)		(0.03)		(0.36)
Net realized gains	—		—		—		(0.33)		(0.22)		—		—
Total distributions to shareholders	(0.13)		(0.31)		(0.28)		(0.62)		(0.54)		(0.03)		(0.36)
Net asset value, end of period	$10.18		$10.00		$10.18		$10.20		$10.67		$10.30		$10.19
Total return	3.13%		1.38%		2.59%		1.60%		8.97%		1.35%		8.83%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	1.00%		0.97%		0.96%		0.96%		0.97	%(c)	0.98	%(d)
Total net expenses(e)	0.92	%(c)(f)	0.93	%(f)	0.96	%(f)	0.96	%(f)	0.95	%(f)	0.92	%(c)	0.93	%(d)(f)
Net investment income	2.58	%(c)	3.15%		2.75%		2.80%		3.04%		3.30	%(c)	3.54%
Supplemental data
Net assets, end of period (in thousands)	$97,595		$98,149		$129,902		$120,603		$140,322		$123,974		$119,473
Portfolio turnover	43%		50%		78%		105%		109%		6%		183%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.00		$10.18		$10.20		$10.67		$10.30		$10.19		$9.71
Income from investment operations:
Net investment income	0.09		0.23		0.20		0.21		0.24		0.02		0.28
Net realized and unrealized gain (loss)	0.18		(0.18)		(0.01)		(0.14)		0.59		0.11		0.49
Total from investment operations	0.27		0.05		0.19		0.07		0.83		0.13		0.77
Less distributions to shareholders:
Net investment income	(0.09)		(0.23)		(0.21)		(0.21)		(0.24)		(0.02)		(0.29)
Net realized gains	—		—		—		(0.33)		(0.22)		—		—
Total distributions to shareholders	(0.09)		(0.23)		(0.21)		(0.54)		(0.46)		(0.02)		(0.29)
Net asset value, end of period	$10.18		$10.00		$10.18		$10.20		$10.67		$10.30		$10.19
Total return	2.74%		0.62%		1.82%		0.84%		8.16%		1.29%		8.02%
Ratios to average net assets(b)
Total gross expenses	1.74	%(c)	1.74%		1.72%		1.71%		1.71%		1.72	%(c)	1.75	%(d)
Total net expenses(e)	1.67	%(c)(f)	1.69	%(f)	1.71	%(f)	1.71	%(f)	1.70	%(f)	1.67	%(c)	1.68	%(d)(f)
Net investment income	1.84	%(c)	2.36%		1.99%		2.04%		2.32%		2.55	%(c)	2.84%
Supplemental data
Net assets, end of period (in thousands)	$213		$290		$642		$1,259		$2,455		$3,129		$3,173
Portfolio turnover	43%		50%		78%		105%		109%		6%		183%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
26

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.00		$10.18		$10.20		$10.67		$10.30		$10.19		$9.71
Income from investment operations:
Net investment income	0.10		0.25		0.22		0.22		0.26		0.02		0.29
Net realized and unrealized gain (loss)	0.18		(0.18)		(0.02)		(0.13)		0.58		0.11		0.49
Total from investment operations	0.28		0.07		0.20		0.09		0.84		0.13		0.78
Less distributions to shareholders:
Net investment income	(0.10)		(0.25)		(0.22)		(0.23)		(0.25)		(0.02)		(0.30)
Net realized gains	—		—		—		(0.33)		(0.22)		—		—
Total distributions to shareholders	(0.10)		(0.25)		(0.22)		(0.56)		(0.47)		(0.02)		(0.30)
Net asset value, end of period	$10.18		$10.00		$10.18		$10.20		$10.67		$10.30		$10.19
Total return	2.82%		0.78%		1.98%		0.99%		8.32%		1.30%		8.18%
Ratios to average net assets(b)
Total gross expenses	1.74	%(c)	1.75%		1.72%		1.71%		1.71%		1.72	%(c)	1.73	%(d)
Total net expenses(e)	1.52	%(c)(f)	1.53	%(f)	1.56	%(f)	1.56	%(f)	1.55	%(f)	1.52	%(c)	1.53	%(d)(f)
Net investment income	1.98	%(c)	2.55%		2.15%		2.20%		2.42%		2.69	%(c)	2.93%
Supplemental data
Net assets, end of period (in thousands)	$12,324		$11,740		$15,359		$15,587		$24,821		$17,062		$16,074
Portfolio turnover	43%		50%		78%		105%		109%		6%		183%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
27

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,						Year Ended March 31,
Class I	(Unaudited)		2016	2015	2014	2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$10.00		$10.18	$10.20	$10.67	$10.30	$10.19		$9.71
Income from investment operations:
Net investment income	0.15		0.35	0.33	0.33	0.37	0.03		0.38
Net realized and unrealized gain (loss)	0.18		(0.18)	(0.02)	(0.14)	0.58	0.11		0.50
Total from investment operations	0.33		0.17	0.31	0.19	0.95	0.14		0.88
Less distributions to shareholders:
Net investment income	(0.15)		(0.35)	(0.33)	(0.33)	(0.36)	(0.03)		(0.40)
Net realized gains	—		—	—	(0.33)	(0.22)	—		—
Total distributions to shareholders	(0.15)		(0.35)	(0.33)	(0.66)	(0.58)	(0.03)		(0.40)
Net asset value, end of period	$10.18		$10.00	$10.18	$10.20	$10.67	$10.30		$10.19
Total return	3.34%		1.81%	3.04%	2.04%	9.43%	1.38%		9.23%
Ratios to average net assets(b)
Total gross expenses	0.52	%(c)	0.52%	0.52%	0.52%	0.53%	0.55	%(c)	0.54	%(d)
Total net expenses(e)	0.51	%(c)	0.51%	0.52%	0.52%	0.53%	0.55	%(c)	0.54	%(d)(f)
Net investment income	2.99	%(c)	3.58%	3.19%	3.25%	3.47%	3.68	%(c)	3.81%
Supplemental data
Net assets, end of period (in thousands)	$541,810		$539,754	$627,684	$676,153	$608,842	$576,449		$560,564
Portfolio turnover	43%		50%	78%	105%	109%	6%		183%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.99		$10.16		$10.19		$10.65		$10.81
Income from investment operations:
Net investment income	0.15		0.33		0.31		0.31		0.14
Net realized and unrealized gain (loss)	0.17		(0.17)		(0.03)		(0.13)		0.07
Total from investment operations	0.32		0.16		0.28		0.18		0.21
Less distributions to shareholders:
Net investment income	(0.14)		(0.33)		(0.31)		(0.31)		(0.15)
Net realized gains	—		—		—		(0.33)		(0.22)
Total distributions to shareholders	(0.14)		(0.33)		(0.31)		(0.64)		(0.37)
Net asset value, end of period	$10.17		$9.99		$10.16		$10.19		$10.65
Total return	3.26%		1.73%		2.74%		1.95%		2.03%
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.75%		0.72%		0.72%		0.74	%(c)
Total net expenses(d)	0.67	%(c)(e)	0.68	%(e)	0.71	%(e)	0.71	%(e)	0.71	%(c)
Net investment income	2.83	%(c)	3.42%		3.01%		3.13%		2.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$14,869		$15,459		$18,384		$11,454		$865
Portfolio turnover	43%		50%		78%		105%		109%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
29

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.98		$10.16	$10.19	$10.65	$10.81
Income from investment operations:
Net investment income	0.15		0.34	0.32	0.33	0.14
Net realized and unrealized gain (loss)	0.19		(0.18)	(0.03)	(0.13)	0.08
Total from investment operations	0.34		0.16	0.29	0.20	0.22
Less distributions to shareholders:
Net investment income	(0.15)		(0.34)	(0.32)	(0.33)	(0.16)
Net realized gains	—		—	—	(0.33)	(0.22)
Total distributions to shareholders	(0.15)		(0.34)	(0.32)	(0.66)	(0.38)
Net asset value, end of period	$10.17		$9.98	$10.16	$10.19	$10.65
Total return	3.42%		1.76%	2.89%	2.09%	2.08%
Ratios to average net assets(b)
Total gross expenses	0.57	%(c)	0.57%	0.57%	0.57%	0.58	%(c)
Total net expenses(d)	0.56	%(c)	0.56%	0.57%	0.57%	0.58	%(c)
Net investment income	2.94	%(c)	3.53%	3.14%	3.17%	3.05	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,810		$1,459	$1,790	$1,630	$117
Portfolio turnover	43%		50%	78%	105%	109%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
30

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class W	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.00		$10.18		$10.20		$10.67		$10.30		$10.19		$9.71
Income from investment operations:
Net investment income	0.13		0.30		0.28		0.29		0.32		0.03		0.35
Net realized and unrealized gain (loss)	0.18		(0.17)		(0.02)		(0.14)		0.59		0.11		0.49
Total from investment operations	0.31		0.13		0.26		0.15		0.91		0.14		0.84
Less distributions to shareholders:
Net investment income	(0.13)		(0.31)		(0.28)		(0.29)		(0.32)		(0.03)		(0.36)
Net realized gains	—		—		—		(0.33)		(0.22)		—		—
Total distributions to shareholders	(0.13)		(0.31)		(0.28)		(0.62)		(0.54)		(0.03)		(0.36)
Net asset value, end of period	$10.18		$10.00		$10.18		$10.20		$10.67		$10.30		$10.19
Total return	3.13%		1.39%		2.59%		1.60%		8.97%		1.35%		8.83%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	1.00%		0.97%		0.96%		0.96%		0.97	%(c)	0.98	%(d)
Total net expenses(e)	0.92	%(c)(f)	0.94	%(f)	0.96	%(f)	0.96	%(f)	0.95	%(f)	0.92	%(c)	0.93	%(d)(f)
Net investment income	2.59	%(c)	3.09%		2.75%		2.81%		3.06%		3.30	%(c)	3.50%
Supplemental data
Net assets, end of period (in thousands)	$30,837		$33,250		$125,035		$132,166		$159,179		$162,775		$159,553
Portfolio turnover	43%		50%		78%		105%		109%		6%		183%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
31

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class Y	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$10.00		$10.18	$10.20	$10.66	$10.82
Income from investment operations:
Net investment income	0.15		0.35	0.33	0.33	0.17
Net realized and unrealized gain (loss)	0.18		(0.18)	(0.02)	(0.13)	0.05
Total from investment operations	0.33		0.17	0.31	0.20	0.22
Less distributions to shareholders:
Net investment income	(0.15)		(0.35)	(0.33)	(0.33)	(0.16)
Net realized gains	—		—	—	(0.33)	(0.22)
Total distributions to shareholders	(0.15)		(0.35)	(0.33)	(0.66)	(0.38)
Net asset value, end of period	$10.18		$10.00	$10.18	$10.20	$10.66
Total return	3.34%		1.81%	3.04%	2.14%	2.09%
Ratios to average net assets(b)
Total gross expenses	0.52	%(c)	0.52%	0.52%	0.51%	0.45	%(c)
Total net expenses(d)	0.51	%(c)	0.51%	0.52%	0.51%	0.45	%(c)
Net investment income	2.99	%(c)	3.60%	3.24%	3.30%	3.35	%(c)
Supplemental data
Net assets, end of period (in thousands)	$19,493		$18,312	$12,581	$28	$2
Portfolio turnover	43%		50%	78%	105%	109%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
32

COLUMBIA CORPORATE INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$10.00		$10.18		$10.20		$10.67		$10.30		$10.19		$9.71
Income from investment operations:
Net investment income	0.15		0.33		0.31		0.31		0.35		0.03		0.38
Net realized and unrealized gain (loss)	0.17		(0.18)		(0.02)		(0.14)		0.58		0.11		0.49
Total from investment operations	0.32		0.15		0.29		0.17		0.93		0.14		0.87
Less distributions to shareholders:
Net investment income	(0.14)		(0.33)		(0.31)		(0.31)		(0.34)		(0.03)		(0.39)
Net realized gains	—		—		—		(0.33)		(0.22)		—		—
Total distributions to shareholders	(0.14)		(0.33)		(0.31)		(0.64)		(0.56)		(0.03)		(0.39)
Net asset value, end of period	$10.18		$10.00		$10.18		$10.20		$10.67		$10.30		$10.19
Total return	3.26%		1.64%		2.84%		1.85%		9.24%		1.37%		9.10%
Ratios to average net assets(b)
Total gross expenses	0.74	%(c)	0.75%		0.72%		0.71%		0.71%		0.72	%(c)	0.73	%(d)
Total net expenses(e)	0.67	%(c)(f)	0.68	%(f)	0.71	%(f)	0.71	%(f)	0.70	%(f)	0.67	%(c)	0.68	%(d)(f)
Net investment income	2.83	%(c)	3.40%		3.01%		3.05%		3.30%		3.55	%(c)	3.80%
Supplemental data
Net assets, end of period (in thousands)	$491,087		$481,013		$596,908		$462,215		$537,860		$524,432		$515,700
Portfolio turnover	43%		50%		78%		105%		109%		6%		183%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
33

COLUMBIA CORPORATE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market

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value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and

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at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The

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Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	9,367,387	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	6,218,684	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(8,378,839)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	1,076,572
The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	264,545,548
Futures contracts — Short	386,757,860

*Based on the ending quarterly outstanding amounts for the six months ended October 31, 2016.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates

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cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2016 was 0.49% of the Fund's average daily net assets.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended October 31, 2016, the Fund's annualized effective transfer agency fee rates as a

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.22
Class C	0.22
Class R4	0.22
Class R5	0.05
Class W	0.22
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $980.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $46,582 for Class A, $0 for Class B and $52 for Class C shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual Through August 31, 2017
Class A	0.92%
Class B	1.67
Class C	1.67
Class I	0.51
Class R4	0.67
Class R5	0.56
Class W	0.92
Class Y	0.51
Class Z	0.67

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending

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NOTES TO FINANCIAL STATEMENTS (continued)

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program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $1,175,369,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$39,249,000
Unrealized depreciation	(10,704,000)
Net unrealized appreciation	$28,545,000

The following capital loss carryforwards, determined as of April 30, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	12,564,309
No expiration — long-term	18,970,531
Total	31,534,840

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $457,210,267 and $434,325,000, respectively, for the six months ended October 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, two unaffiliated shareholders of record owned 27.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 55.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
42

COLUMBIA CORPORATE INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Corporate Income Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
43

COLUMBIA CORPORATE INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the eighty-eighth, eighty-sixth and fifty-eighth percentile (where the best performance would be in the first percentile) of its

Semiannual Report 2016
44

COLUMBIA CORPORATE INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

Semiannual Report 2016
45

COLUMBIA CORPORATE INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
46

COLUMBIA CORPORATE INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
47

Columbia Corporate Income Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR136_04_F01_(12/16)

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA SMALL CAP VALUE FUND I

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA SMALL CAP VALUE FUND I

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	26
Board Consideration and Approval of Management Agreement	33
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA SMALL CAP VALUE FUND I

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Small Cap Value Fund I (the Fund) Class A shares returned 4.91% excluding sales charges for the six-month period that ended October 31, 2016.

■  The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned 7.54% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	07/25/86
Excluding sales charges		4.91	5.46	9.87	5.43
Including sales charges		-1.13	-0.60	8.58	4.81
Class B	11/09/92
Excluding sales charges		4.47	4.67	9.05	4.64
Including sales charges		-0.23	0.64	8.85	4.64
Class C	01/15/96
Excluding sales charges		4.51	4.68	9.05	4.64
Including sales charges		3.56	3.86	9.05	4.64
Class I*	09/27/10	5.14	5.96	10.37	5.72
Class R*	09/27/10	4.79	5.22	9.61	5.18
Class R4*	11/08/12	5.03	5.74	10.11	5.54
Class R5*	11/08/12	5.11	5.88	10.23	5.60
Class Y*	07/15/09	5.13	5.92	10.37	5.77
Class Z	07/31/95	5.03	5.72	10.15	5.69
Russell 2000 Value Index		7.54	8.81	11.63	4.91

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at October 31, 2016)
Radian Group, Inc.	1.3
Sunstone Hotel Investors, Inc.	1.3
First Citizens BancShares Inc., Class A	1.2
Investors Bancorp, Inc.	1.2
HomeStreet, Inc.	1.2
MGIC Investment Corp.	1.1
Cooper Tire & Rubber Co.	1.1
UMB Financial Corp.	1.1
Chesapeake Lodging Trust	1.0
Trustmark Corp.	1.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at October 31, 2016)
Common Stocks	99.8
Money Market Funds	0.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at October 31, 2016)
Consumer Discretionary	11.2
Consumer Staples	2.2
Energy	7.0
Financials	37.1
Health Care	5.6
Industrials	11.9
Information Technology	11.1
Materials	5.7
Real Estate	6.4
Telecommunication Services	0.7
Utilities	1.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeremy Javidi, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2016 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2016
3

COLUMBIA SMALL CAP VALUE FUND I

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,049.10	1,018.45	7.06	6.96	1.36
Class B	1,000.00	1,000.00	1,044.70	1,014.65	10.93	10.77	2.11
Class C	1,000.00	1,000.00	1,045.10	1,014.65	10.94	10.77	2.11
Class I	1,000.00	1,000.00	1,051.40	1,020.73	4.73	4.66	0.91
Class R	1,000.00	1,000.00	1,047.90	1,017.18	8.36	8.23	1.61
Class R4	1,000.00	1,000.00	1,050.30	1,019.72	5.77	5.68	1.11
Class R5	1,000.00	1,000.00	1,051.10	1,020.48	4.99	4.92	0.96
Class Y	1,000.00	1,000.00	1,051.30	1,020.73	4.73	4.66	0.91
Class Z	1,000.00	1,000.00	1,050.30	1,019.72	5.77	5.68	1.11

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 11.1%
Auto Components 2.7%
Cooper Tire & Rubber Co.	160,696	5,905,578
Gentherm, Inc.(a)	54,936	1,546,448
Modine Manufacturing Co.(a)	271,490	2,972,816
Tenneco, Inc.(a)	75,029	4,131,847
Total		14,556,689
Automobiles 0.6%
Winnebago Industries, Inc.	111,413	3,147,417
Hotels, Restaurants & Leisure 0.3%
Ignite Restaurant Group, Inc.(a)	337,878	111,534
Marcus Corp. (The)	60,060	1,591,590
Total		1,703,124
Household Durables 2.4%
Cavco Industries, Inc.(a)	29,987	2,770,799
Ethan Allen Interiors, Inc.	100,730	3,092,411
Hooker Furniture Corp.	79,030	2,078,489
Lifetime Brands, Inc.	119,329	1,688,505
UCP, Inc., Class A(a)	351,111	3,195,110
Total		12,825,314
Leisure Products 1.1%
Johnson Outdoors, Inc., Class A	67,356	2,423,469
Malibu Boats, Inc., Class A(a)	145,142	2,129,233
MCBC Holdings, Inc.	125,938	1,402,949
Total		5,955,651
Media 1.5%
AMC Entertainment Holdings, Inc., Class A	159,481	5,015,678
Lions Gate Entertainment Corp.	160,420	3,266,151
Total		8,281,829
Specialty Retail 1.3%
Aaron's, Inc.	138,801	3,429,773
Citi Trends, Inc.	77,980	1,548,683
DSW, Inc., Class A	93,900	1,950,303
Total		6,928,759
Textiles, Apparel & Luxury Goods 1.2%
Deckers Outdoor Corp.(a)	32,819	1,712,824
Skechers U.S.A., Inc., Class A(a)	139,380	2,931,161
Steven Madden Ltd.(a)	57,485	1,919,999
Total		6,563,984
Total Consumer Discretionary		59,962,767

Common Stocks (continued)

Issuer	Shares	Value ($)
CONSUMER STAPLES 2.2%
Food & Staples Retailing 0.8%
Andersons, Inc. (The)	109,810	4,178,271
Food Products 0.9%
Fresh Del Monte Produce, Inc.	64,790	3,910,076
John B. Sanfilippo & Son, Inc.	22,564	1,143,544
Total		5,053,620
Personal Products 0.5%
Inter Parfums, Inc.	76,972	2,509,287
Total Consumer Staples		11,741,178
ENERGY 7.0%
Energy Equipment & Services 1.5%
Aspen Aerogels, Inc.(a)	413,231	2,549,635
CARBO Ceramics, Inc.	190,312	1,160,903
Dawson Geophysical Co.(a)	160,999	1,054,544
Geospace Technologies Corp.(a)	83,697	1,542,536
Natural Gas Services Group, Inc.(a)	75,943	1,647,963
Total		7,955,581
Oil, Gas & Consumable Fuels 5.5%
Alon USA Energy, Inc.	326,049	2,627,955
Callon Petroleum Co.(a)	242,381	3,148,529
Cobalt International Energy, Inc.(a)	1,000,446	944,521
Contango Oil & Gas Co.(a)	240,137	1,880,273
CVR Energy, Inc.	108,330	1,436,456
Earthstone Energy, Inc.(a)	144,976	1,236,645
Eclipse Resources Corp.(a)	795,552	2,179,813
Gulfport Energy Corp.(a)	111,000	2,676,210
Jones Energy, Inc., Class A(a)	552,763	2,266,328
Sanchez Energy Corp.(a)	238,550	1,519,564
SM Energy Co.	85,810	2,885,790
Synergy Resources Corp.(a)	461,575	3,157,173
WPX Energy, Inc.(a)	354,470	3,849,544
Total		29,808,801
Total Energy		37,764,382
FINANCIALS 36.9%
Banks 20.2%
BancFirst Corp.	66,275	4,751,918
BankUnited, Inc.	168,526	4,910,848

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Banner Corp.	96,171	4,341,159
Boston Private Financial Holdings, Inc.	352,907	4,640,727
Bridge Bancorp, Inc.	54,100	1,490,455
Brookline Bancorp, Inc.	265,263	3,395,366
Capital City Bank Group, Inc.	208,262	3,132,260
Cascade Bancorp(a)	409,357	2,501,171
Centerstate Banks, Inc.	234,058	4,372,203
Columbia Banking System, Inc.	125,093	4,130,571
Community Trust Bancorp, Inc.	65,837	2,406,342
FCB Financial Holdings, Inc., Class A(a)	128,463	4,791,670
First Citizens BancShares Inc., Class A	21,831	6,352,821
First Financial Corp.	114,140	4,577,014
First NBC Bank Holding Co.(a)	551,755	2,979,477
First of Long Island Corp. (The)	75,640	2,416,698
Heritage Financial Corp.	71,953	1,323,935
Investors Bancorp, Inc.	517,719	6,347,235
Merchants Bancshares, Inc.	67,237	2,891,191
National Bank Holdings Corp., Class A	166,700	4,057,478
Northrim BanCorp, Inc.	125,124	3,071,794
Sierra Bancorp	63,594	1,135,789
Synovus Financial Corp.	121,859	4,029,877
Towne Bank	183,720	4,556,256
Trustmark Corp.	200,639	5,553,688
UMB Financial Corp.	94,450	5,860,623
Union Bankshares Corp.	122,104	3,410,365
Webster Financial Corp.	137,330	5,548,132
Total		108,977,063
Capital Markets 1.4%
GAIN Capital Holdings, Inc.	427,175	1,965,005
INTL FCStone, Inc.(a)	105,751	3,796,461
Moelis & Co., ADR, Class A	77,092	1,958,137
Total		7,719,603
Consumer Finance 1.0%
Enova International, Inc.(a)	140,052	1,316,489
FirstCash, Inc.	90,008	4,248,377
Total		5,564,866
Diversified Financial Services 0.4%
Pico Holdings, Inc.(a)	158,267	1,915,031

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 6.8%
American Equity Investment Life Holding Co.	270,940	4,857,954
Argo Group International Holdings Ltd.	51,320	2,853,392
Baldwin & Lyons, Inc., Class B	97,237	2,392,030
EMC Insurance Group, Inc.	92,246	2,246,190
Employers Holdings, Inc.	113,224	3,549,572
FBL Financial Group, Inc., Class A	63,556	4,023,095
Global Indemnity PLC(a)	53,160	1,596,926
Heritage Insurance Holdings, Inc.	156,597	1,846,279
Horace Mann Educators Corp.	75,141	2,701,319
National Western Life Group, Inc., Class A	17,349	3,736,975
Navigators Group, Inc. (The)	38,965	3,631,538
United Fire Group, Inc.	82,180	3,247,754
Total		36,683,024
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Altisource Residential Corp.	271,389	2,732,887
Resource Capital Corp.	266,880	3,306,643
Total		6,039,530
Thrifts & Mortgage Finance 6.0%
HomeStreet, Inc.(a)	227,676	6,272,474
MGIC Investment Corp.(a)	749,970	6,119,755
Provident Financial Holdings, Inc.	84,355	1,609,493
Radian Group, Inc.	497,490	6,760,889
Washington Federal, Inc.	170,263	4,639,667
Western New England Bancorp, Inc.	378,954	2,993,737
WSFS Financial Corp.	107,952	3,783,717
Total		32,179,732
Total Financials		199,078,849
HEALTH CARE 5.6%
Biotechnology 2.8%
ACADIA Pharmaceuticals, Inc.(a)	102,540	2,390,207
bluebird bio, Inc.(a)	48,770	2,328,767
Dynavax Technologies Corp.(a)	163,446	1,511,876
Eagle Pharmaceuticals, Inc.(a)	34,179	1,909,923
Exelixis, Inc.(a)	151,050	1,599,619
Keryx Biopharmaceuticals, Inc.(a)	378,817	1,708,465
PTC Therapeutics, Inc.(a)	208,304	1,293,568
Puma Biotechnology, Inc.(a)	57,170	2,189,611
Total		14,932,036

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.1%
Alere, Inc.(a)	65,880	2,943,518
Quotient Ltd.(a)	157,370	851,372
Sientra, Inc.(a)	263,056	2,064,990
Total		5,859,880
Pharmaceuticals 1.7%
Aerie Pharmaceuticals, Inc.(a)	61,890	2,057,842
BioDelivery Sciences International, Inc.(a)	924,590	2,126,557
Flex Pharma, Inc.(a)	200,839	976,078
Impax Laboratories, Inc.(a)	102,450	2,059,245
Supernus Pharmaceuticals, Inc.(a)	107,451	2,127,530
Total		9,347,252
Total Health Care		30,139,168
INDUSTRIALS 11.9%
Building Products 1.3%
Simpson Manufacturing Co., Inc.	97,300	4,164,440
Universal Forest Products, Inc.	30,943	2,660,789
Total		6,825,229
Commercial Services & Supplies 0.9%
Unifirst Corp.	40,005	4,900,612
Construction & Engineering 0.4%
Northwest Pipe Co.(a)	167,059	2,190,143
Electrical Equipment 0.9%
Encore Wire Corp.	84,746	2,894,076
General Cable Corp.	147,660	2,067,240
Total		4,961,316
Industrial Conglomerates 0.4%
Raven Industries, Inc.	93,330	2,001,928
Machinery 5.9%
Albany International Corp., Class A	98,181	4,000,876
Altra Industrial Motion Corp.	131,426	3,877,067
Dynamic Materials Corp.	182,552	1,980,689
EnPro Industries, Inc.	47,226	2,555,871
Gorman-Rupp Co.	79,295	1,904,666
Hardinge, Inc.	85,306	827,468
Kadant, Inc.	37,247	1,923,808
LB Foster Co., Class A	116,298	1,442,095

Common Stocks (continued)

Issuer	Shares	Value ($)
Lydall, Inc.(a)	76,093	3,557,348
Mueller Industries, Inc.	141,382	4,282,461
Standex International Corp.	41,844	3,196,882
Wabash National Corp.(a)	213,190	2,398,387
Total		31,947,618
Professional Services 0.9%
FTI Consulting, Inc.(a)	77,990	3,038,490
TrueBlue, Inc.(a)	97,517	1,706,548
Total		4,745,038
Road & Rail 1.0%
Heartland Express, Inc.	74,180	1,364,912
Landstar System, Inc.	27,262	1,939,691
Werner Enterprises, Inc.	95,999	2,308,776
Total		5,613,379
Trading Companies & Distributors 0.2%
Houston Wire & Cable Co.	175,219	937,422
Total Industrials		64,122,685
INFORMATION TECHNOLOGY 11.0%
Communications Equipment 0.9%
Digi International, Inc.(a)	182,638	1,671,138
Plantronics, Inc.	57,160	2,955,743
Total		4,626,881
Electronic Equipment, Instruments & Components 3.7%
AVX Corp.	295,642	4,144,901
Benchmark Electronics, Inc.(a)	151,490	3,809,973
Fitbit, Inc., Class A(a)	212,110	2,812,579
InvenSense, Inc.(a)	373,030	2,853,680
MTS Systems Corp.	44,237	2,103,469
OSI Systems, Inc.(a)	64,400	4,516,372
Total		20,240,974
Internet Software & Services 0.7%
WebMD Health Corp.(a)	75,314	3,700,177
IT Services 1.4%
Lionbridge Technologies, Inc.(a)	380,916	1,839,824
Mantech International Corp., Class A	71,167	2,763,414
TeleTech Holdings, Inc.	113,417	3,187,018
Total		7,790,256

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.8%
Entegris, Inc.(a)	278,242	4,424,048
IXYS Corp.	226,540	2,401,324
MACOM Technology Solutions Holdings, Inc.(a)	94,281	3,465,770
Silicon Laboratories, Inc.(a)	76,950	4,613,152
Total		14,904,294
Software 1.3%
Mentor Graphics Corp.	70,810	2,046,409
MicroStrategy, Inc., Class A(a)	12,300	2,396,163
Silver Spring Networks, Inc.(a)	166,610	2,342,537
Total		6,785,109
Technology Hardware, Storage & Peripherals 0.2%
Stratasys Ltd.(a)	69,526	1,329,337
Total Information Technology		59,377,028
MATERIALS 5.7%
Chemicals 1.7%
Flotek Industries, Inc.(a)	144,144	1,698,016
Olin Corp.	140,080	3,071,955
Tronox Ltd., Class A	515,052	4,171,921
Total		8,941,892
Containers & Packaging 0.4%
Greif, Inc., Class A	49,179	2,304,528
Metals & Mining 2.9%
Allegheny Technologies, Inc.	193,026	2,632,874
Commercial Metals Co.	242,570	3,810,775
Ferroglobe PLC	373,120	3,451,360
Olympic Steel, Inc.	39,101	902,842
TimkenSteel Corp.(a)	267,500	2,741,875
Universal Stainless & Alloy Products, Inc.(a)	203,648	2,138,304
Total		15,678,030
Paper & Forest Products 0.7%
Louisiana-Pacific Corp.(a)	202,788	3,721,160
Total Materials		30,645,610
REAL ESTATE 6.3%
Equity Real Estate Investment Trusts (REITs) 6.3%
Chesapeake Lodging Trust	256,945	5,578,276
Corrections Corp. of America	61,770	892,576

Common Stocks (continued)

Issuer	Shares	Value ($)
Cousins Properties, Inc.	329,484	2,560,091
EastGroup Properties, Inc.	38,858	2,638,847
Geo Group, Inc. (The)	64,580	1,547,337
Getty Realty Corp.	172,691	3,925,266
LaSalle Hotel Properties	190,830	4,532,212
National Health Investors, Inc.	28,880	2,187,949
Parkway, Inc.(a)	41,148	741,487
Potlatch Corp.	75,875	2,913,600
Sunstone Hotel Investors, Inc.	535,355	6,724,059
Total		34,241,700
Total Real Estate		34,241,700
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.2%
magicJack VocalTec Ltd.(a)	186,466	1,146,766
Wireless Telecommunication Services 0.5%
Shenandoah Telecommunications Co.	104,896	2,769,254
Total Telecommunication Services		3,916,020
UTILITIES 1.1%
Electric Utilities 0.5%
IDACORP, Inc.	31,994	2,508,010
Gas Utilities 0.6%
Southwest Gas Corp.	48,615	3,522,643
Total Utilities		6,030,653
Total Common Stocks (Cost: $392,565,202)		537,020,040

Money Market Funds 0.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.463%(b)(c)	1,048,372	1,048,372
Total Money Market Funds (Cost: $1,048,372)		1,048,372
Total Investments (Cost: $393,613,574)		538,068,412
Other Assets & Liabilities, Net		1,647,967
Net Assets		539,716,379

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at October 31, 2016.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,221,763	54,215,387	(63,388,766)	(12)	1,048,372	9,515	1,048,372

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA SMALL CAP VALUE FUND I

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	59,962,767	—	—	59,962,767
Consumer Staples	11,741,178	—	—	11,741,178
Energy	37,764,382	—	—	37,764,382
Financials	199,078,849	—	—	199,078,849
Health Care	30,139,168	—	—	30,139,168
Industrials	64,122,685	—	—	64,122,685
Information Technology	59,377,028	—	—	59,377,028
Materials	30,645,610	—	—	30,645,610
Real Estate	34,241,700	—	—	34,241,700
Telecommunication Services	3,916,020	—	—	3,916,020
Utilities	6,030,653	—	—	6,030,653
Total Common Stocks	537,020,040	—	—	537,020,040
Investments measured at net asset value
Money Market Funds	—	—	—	1,048,372
Total Investments	537,020,040	—	—	538,068,412

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA SMALL CAP VALUE FUND I

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $392,565,202)	$537,020,040
Affiliated issuers (identified cost $1,048,372)	1,048,372
Total investments (identified cost $393,613,574)	538,068,412
Receivable for:
Investments sold	5,786,856
Capital shares sold	441,084
Dividends	86,469
Foreign tax reclaims	3,570
Prepaid expenses	4,155
Trustees' deferred compensation plan	106,148
Other assets	31,724
Total assets	544,528,418
Liabilities
Payable for:
Investments purchased	2,901,776
Capital shares purchased	1,574,341
Management services fees	40,262
Distribution and/or service fees	6,957
Transfer agent fees	104,977
Chief compliance officer expenses	49
Other expenses	77,529
Trustees' deferred compensation plan	106,148
Total liabilities	4,812,039
Net assets applicable to outstanding capital stock	$539,716,379
Represented by
Paid-in capital	$363,094,744
Undistributed net investment income	764,400
Accumulated net realized gain	31,403,057
Unrealized appreciation (depreciation) on:
Investments	144,454,838
Foreign currency translations	(660)
Total — representing net assets applicable to outstanding capital stock	$539,716,379

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA SMALL CAP VALUE FUND I

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class A
Net assets	$230,209,327
Shares outstanding	6,272,258
Net asset value per share	$36.70
Maximum offering price per share(a)	$38.94
Class B
Net assets	$578,205
Shares outstanding	24,260
Net asset value per share	$23.83
Class C
Net assets	$25,273,306
Shares outstanding	940,314
Net asset value per share	$26.88
Class I
Net assets	$55,948,163
Shares outstanding	1,391,493
Net asset value per share	$40.21
Class R
Net assets	$2,625,600
Shares outstanding	71,548
Net asset value per share	$36.70
Class R4
Net assets	$3,958,353
Shares outstanding	96,317
Net asset value per share	$41.10
Class R5
Net assets	$6,876,831
Shares outstanding	167,359
Net asset value per share	$41.09
Class Y
Net assets	$6,633,674
Shares outstanding	164,835
Net asset value per share	$40.24
Class Z
Net assets	$207,612,920
Shares outstanding	5,177,137
Net asset value per share	$40.10

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA SMALL CAP VALUE FUND I

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,532,974
Dividends — affiliated issuers	9,515
Foreign taxes withheld	(2,279)
Total income	4,540,210
Expenses:
Management services fees	2,552,491
Distribution and/or service fees
Class A	300,825
Class B	3,969
Class C	132,974
Class R	7,119
Transfer agent fees
Class A	245,813
Class B	808
Class C	27,164
Class R	2,908
Class R4	4,148
Class R5	1,747
Class Z	246,180
Compensation of board members	13,689
Custodian fees	4,783
Printing and postage fees	47,515
Registration fees	56,023
Audit fees	13,933
Legal fees	6,853
Chief compliance officer expenses	126
Other	12,621
Total expenses	3,681,689
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(11,898)
Expense reductions	(3,047)
Total net expenses	3,666,744
Net investment income	873,466
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	36,447,011
Investments — affiliated issuers	(12)
Net realized gain	36,446,999
Net change in unrealized appreciation (depreciation) on:
Investments	(9,155,530)
Foreign currency translations	(153)
Net change in unrealized depreciation	(9,155,683)
Net realized and unrealized gain	27,291,316
Net increase in net assets resulting from operations	$28,164,782

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA SMALL CAP VALUE FUND I

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$873,466	$3,433,330
Net realized gain	36,446,999	92,215,898
Net change in unrealized depreciation	(9,155,683)	(149,291,935)
Net increase (decrease) in net assets resulting from operations	28,164,782	(53,642,707)
Distributions to shareholders
Net investment income
Class A	—	(778,172)
Class I	(52,905)	(387,612)
Class R	—	(4,134)
Class R4	(1,256)	(34,007)
Class R5	(4,907)	(33,337)
Class Y	(7,731)	(49,392)
Class Z	(75,539)	(1,971,771)
Net realized gains
Class A	(14,535,622)	(27,922,693)
Class B	(77,962)	(203,344)
Class C	(2,154,015)	(3,861,089)
Class I	(3,395,240)	(6,618,772)
Class R	(172,994)	(369,442)
Class R4	(224,251)	(763,352)
Class R5	(374,988)	(603,651)
Class Y	(496,135)	(843,404)
Class Z	(13,488,890)	(44,260,011)
Total distributions to shareholders	(35,062,435)	(88,704,183)
Decrease in net assets from capital stock activity	(42,681,094)	(357,316,161)
Total decrease in net assets	(49,578,747)	(499,663,051)
Net assets at beginning of period	589,295,126	1,088,958,177
Net assets at end of period	$539,716,379	$589,295,126
Undistributed net investment income	$764,400	$33,272

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA SMALL CAP VALUE FUND I

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	263,780	9,665,561	638,944	24,505,930
Distributions reinvested	413,981	13,462,668	685,345	26,289,825
Redemptions	(789,249)	(29,178,455)	(2,067,612)	(79,432,029)
Net decrease	(111,488)	(6,050,226)	(743,323)	(28,636,274)
Class B shares
Subscriptions	342	7,235	617	16,075
Distributions reinvested	3,265	69,123	7,136	185,535
Redemptions(a)	(17,039)	(415,521)	(40,425)	(1,113,591)
Net decrease	(13,432)	(339,163)	(32,672)	(911,981)
Class C shares
Subscriptions	37,398	999,570	108,380	3,092,788
Distributions reinvested	78,936	1,884,997	114,293	3,313,349
Redemptions	(126,724)	(3,465,877)	(242,652)	(7,040,384)
Net decrease	(10,390)	(581,310)	(19,979)	(634,247)
Class I shares
Subscriptions	—	—	111,600	4,997,173
Distributions reinvested	96,936	3,448,010	168,255	7,006,120
Redemptions	(187,245)	(7,562,409)	(232,699)	(9,427,243)
Net increase (decrease)	(90,309)	(4,114,399)	47,156	2,576,050
Class R shares
Subscriptions	2,264	83,885	8,810	334,327
Distributions reinvested	5,315	172,994	9,716	373,576
Redemptions	(9,551)	(362,907)	(30,202)	(1,100,834)
Net decrease	(1,972)	(106,028)	(11,676)	(392,931)
Class R4 shares
Subscriptions	7,753	319,322	54,216	2,375,495
Distributions reinvested	6,194	225,393	18,734	797,138
Redemptions	(13,815)	(558,545)	(185,049)	(7,983,153)
Net increase (decrease)	132	(13,830)	(112,099)	(4,810,520)
Class R5 shares
Subscriptions	19,018	790,706	130,585	5,631,370
Distributions reinvested	10,445	379,780	14,979	636,765
Redemptions	(32,983)	(1,350,412)	(62,593)	(2,703,919)
Net increase (decrease)	(3,520)	(179,926)	82,971	3,564,216

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA SMALL CAP VALUE FUND I

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	102,097	3,910,212	183,997	7,709,011
Distributions reinvested	14,146	503,749	21,415	892,568
Redemptions	(196,845)	(7,897,266)	(159,677)	(6,619,275)
Net increase (decrease)	(80,602)	(3,483,305)	45,735	1,982,304
Class Z shares
Subscriptions	565,326	22,486,065	1,381,342	57,252,240
Distributions reinvested	237,059	8,417,972	852,652	35,461,780
Redemptions	(1,464,791)	(58,716,944)	(10,529,071)	(422,766,798)
Net decrease	(662,406)	(27,812,907)	(8,295,077)	(330,052,778)
Total net decrease	(973,987)	(42,681,094)	(9,038,964)	(357,316,161)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended June 30,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$37.50		$43.03		$48.23		$45.66		$41.67		$46.21		$35.84
Income from investment operations:
Net investment income	0.03		0.11		0.13		0.14		0.29		0.14		0.16
Net realized and unrealized gain (loss)	1.51		(1.13)		1.32		9.96		5.58		(1.81)		10.80
Total from investment operations	1.54		(1.02)		1.45		10.10		5.87		(1.67)		10.96
Less distributions to shareholders:
Net investment income	—		(0.12)		(0.18)		(0.30)		(0.24)		(0.16)		(0.44)
Net realized gains	(2.34)		(4.39)		(6.47)		(7.23)		(1.64)		(2.72)		(0.15)
Total distributions to shareholders	(2.34)		(4.51)		(6.65)		(7.53)		(1.88)		(2.88)		(0.59)
Proceeds from regulatory settlements	—		—		—		—		—		0.01		—
Net asset value, end of period	$36.70		$37.50		$43.03		$48.23		$45.66		$41.67		$46.21
Total return	4.91%		(2.60%)		3.48%		22.95%		14.68%		(3.21	%)(b)	30.67%
Ratios to average net assets(c)
Total gross expenses	1.37	%(d)	1.36%		1.33%		1.31	%(e)	1.32%		1.31	%(d)	1.25	%(e)
Total net expenses(f)	1.36	%(d)(g)	1.36	%(g)	1.33	%(g)	1.31	%(e)(g)	1.32	%(g)	1.31	%(d)(g)	1.25	%(e)(g)
Net investment income	0.17	%(d)	0.29%		0.29%		0.28%		0.70%		0.41	%(d)	0.37%
Supplemental data
Net assets, end of period (in thousands)	$230,209		$239,419		$306,663		$411,968		$518,968		$587,332		$704,167
Portfolio turnover	27%		65%		42%		38%		42%		23%		31%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended June 30,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$25.33		$30.61		$36.31		$35.96		$33.22		$37.54		$29.17
Income from investment operations:
Net investment income (loss)	(0.07)		(0.13)		(0.15)		(0.18)		0.04		(0.10)		(0.13)
Net realized and unrealized gain (loss)	0.91		(0.76)		0.92		7.76		4.34		(1.50)		8.80
Total from investment operations	0.84		(0.89)		0.77		7.58		4.38		(1.60)		8.67
Less distributions to shareholders:
Net investment income	—		—		—		—		—		—		(0.15)
Net realized gains	(2.34)		(4.39)		(6.47)		(7.23)		(1.64)		(2.72)		(0.15)
Total distributions to shareholders	(2.34)		(4.39)		(6.47)		(7.23)		(1.64)		(2.72)		(0.30)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$23.83		$25.33		$30.61		$36.31		$35.96		$33.22		$37.54
Total return	4.47%		(3.28%)		2.69%		22.02%		13.84%		(3.85	%)(c)	29.76%
Ratios to average net assets(d)
Total gross expenses	2.11	%(e)	2.12%		2.08%		2.06	%(f)	2.06%		2.07	%(e)	2.00	%(f)
Total net expenses(g)	2.11	%(e)(h)	2.11	%(h)	2.08	%(h)	2.06	%(f)(h)	2.06	%(h)	2.07	%(e)(h)	2.00	%(f)(h)
Net investment income (loss)	(0.54	%)(e)	(0.47%)		(0.44%)		(0.46%)		0.11%		(0.37	%)(e)	(0.38%)
Supplemental data
Net assets, end of period (in thousands)	$578		$955		$2,154		$3,982		$5,466		$10,427		$17,908
Portfolio turnover	27%		65%		42%		38%		42%		23%		31%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended June 30,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$28.24		$33.63		$39.24		$38.36		$35.33		$39.73		$30.87
Income from investment operations:
Net investment loss	(0.08)		(0.13)		(0.17)		(0.19)		(0.01)		(0.10)		(0.14)
Net realized and unrealized gain (loss)	1.06		(0.87)		1.03		8.30		4.68		(1.58)		9.30
Total from investment operations	0.98		(1.00)		0.86		8.11		4.67		(1.68)		9.16
Less distributions to shareholders:
Net investment income	—		—		—		—		—		—		(0.15)
Net realized gains	(2.34)		(4.39)		(6.47)		(7.23)		(1.64)		(2.72)		(0.15)
Total distributions to shareholders	(2.34)		(4.39)		(6.47)		(7.23)		(1.64)		(2.72)		(0.30)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	—
Net asset value, end of period	$26.88		$28.24		$33.63		$39.24		$38.36		$35.33		$39.73
Total return	4.51%		(3.32%)		2.72%		22.03%		13.83%		(3.84	%)(c)	29.71%
Ratios to average net assets(d)
Total gross expenses	2.11	%(e)	2.12%		2.08%		2.06	%(f)	2.07%		2.06	%(e)	2.00	%(f)
Total net expenses(g)	2.11	%(e)(h)	2.11	%(h)	2.08	%(h)	2.06	%(f)(h)	2.07	%(h)	2.06	%(e)(h)	2.00	%(f)(h)
Net investment loss	(0.58	%)(e)	(0.45%)		(0.47%)		(0.48%)		(0.04%)		(0.34	%)(e)	(0.38%)
Supplemental data
Net assets, end of period (in thousands)	$25,273		$26,846		$32,642		$37,568		$36,007		$42,092		$52,248
Portfolio turnover	27%		65%		42%		38%		42%		23%		31%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,							Year Ended June 30,
Class I	(Unaudited)		2016	2015	2014		2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$40.80		$46.34	$51.43	$48.25		$43.93	$48.60		$40.40
Income from investment operations:
Net investment income	0.13		0.31	0.36	0.39		0.52	0.31		0.30
Net realized and unrealized gain (loss)	1.66		(1.20)	1.42	10.55		5.87	(1.90)		8.66
Total from investment operations	1.79		(0.89)	1.78	10.94		6.39	(1.59)		8.96
Less distributions to shareholders:
Net investment income	(0.04)		(0.26)	(0.40)	(0.53)		(0.43)	(0.37)		(0.61)
Net realized gains	(2.34)		(4.39)	(6.47)	(7.23)		(1.64)	(2.72)		(0.15)
Total distributions to shareholders	(2.38)		(4.65)	(6.87)	(7.76)		(2.07)	(3.09)		(0.76)
Proceeds from regulatory settlements	—		—	—	—		—	0.01		—
Net asset value, end of period	$40.21		$40.80	$46.34	$51.43		$48.25	$43.93		$48.60
Total return	5.14%		(2.13%)	3.96%	23.51%		15.19%	(2.85	%)(c)	22.29%
Ratios to average net assets(d)
Total gross expenses	0.91	%(e)	0.91%	0.88%	0.86	%(f)	0.87%	0.86	%(e)	0.83	%(e)(f)
Total net expenses(g)	0.91	%(e)	0.91%	0.88%	0.86	%(f)	0.87%	0.86	%(e)	0.83	%(e)(f)(h)
Net investment income	0.62	%(e)	0.75%	0.73%	0.74%		1.17%	0.85	%(e)	0.84	%(e)
Supplemental data
Net assets, end of period (in thousands)	$55,948		$60,451	$66,478	$51,812		$59,690	$54,312		$75,716
Portfolio turnover	27%		65%	42%	38%		42%	23%		31%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended June 30,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$37.54		$43.09		$48.28		$45.70		$41.70		$46.23		$38.43
Income from investment operations:
Net investment income (loss)	(0.01)		0.02		0.01		0.01		0.14		0.12		0.09
Net realized and unrealized gain (loss)	1.51		(1.13)		1.32		9.98		5.63		(1.86)		8.22
Total from investment operations	1.50		(1.11)		1.33		9.99		5.77		(1.74)		8.31
Less distributions to shareholders:
Net investment income	—		(0.05)		(0.05)		(0.18)		(0.13)		(0.08)		(0.36)
Net realized gains	(2.34)		(4.39)		(6.47)		(7.23)		(1.64)		(2.72)		(0.15)
Total distributions to shareholders	(2.34)		(4.44)		(6.52)		(7.41)		(1.77)		(2.80)		(0.51)
Proceeds from regulatory settlements	—		—		—		—		—		0.01		—
Net asset value, end of period	$36.70		$37.54		$43.09		$48.28		$45.70		$41.70		$46.23
Total return	4.79%		(2.83%)		3.22%		22.65%		14.40%		(3.37	%)(c)	21.68%
Ratios to average net assets(d)
Total gross expenses	1.62	%(e)	1.61%		1.58%		1.56	%(f)	1.57%		1.53	%(e)	1.50	%(e)(f)
Total net expenses(g)	1.61	%(e)(h)	1.61	%(h)	1.58	%(h)	1.56	%(f)(h)	1.57	%(h)	1.53	%(e)(h)	1.50	%(e)(f)(h)
Net investment income (loss)	(0.07	%)(e)	0.06%		0.01%		0.01%		0.33%		0.34	%(e)	0.27	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2,626		$2,760		$3,671		$3,360		$2,240		$1,869		$21
Portfolio turnover	27%		65%		42%		38%		42%		23%		31%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$41.66		$47.24		$52.31		$48.96		$43.31
Income from investment operations:
Net investment income	0.09		0.24		0.27		0.27		0.22
Net realized and unrealized gain (loss)	1.70		(1.24)		1.43		10.73		7.42
Total from investment operations	1.79		(1.00)		1.70		11.00		7.64
Less distributions to shareholders:
Net investment income	(0.01)		(0.19)		(0.30)		(0.42)		(0.35)
Net realized gains	(2.34)		(4.39)		(6.47)		(7.23)		(1.64)
Total distributions to shareholders	(2.35)		(4.58)		(6.77)		(7.65)		(1.99)
Net asset value, end of period	$41.10		$41.66		$47.24		$52.31		$48.96
Total return	5.03%		(2.31%)		3.71%		23.26%		18.27%
Ratios to average net assets(b)
Total gross expenses	1.12	%(c)	1.11%		1.08%		1.06	%(d)	0.99	%(c)
Total net expenses(e)	1.11	%(c)(f)	1.11	%(f)	1.08	%(f)	1.06	%(d)(f)	0.99	%(c)
Net investment income	0.42	%(c)	0.56%		0.53%		0.51%		1.00	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,958		$4,007		$9,840		$9,620		$3
Portfolio turnover	27%		65%		42%		38%		42%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R5	(Unaudited)		2016	2015	2014		2013(a)
Per share data
Net asset value, beginning of period	$41.64		$47.21	$52.27	$48.93		$43.31
Income from investment operations:
Net investment income	0.12		0.31	0.33	0.32		0.24
Net realized and unrealized gain (loss)	1.70		(1.25)	1.46	10.75		7.41
Total from investment operations	1.82		(0.94)	1.79	11.07		7.65
Less distributions to shareholders:
Net investment income	(0.03)		(0.24)	(0.38)	(0.50)		(0.39)
Net realized gains	(2.34)		(4.39)	(6.47)	(7.23)		(1.64)
Total distributions to shareholders	(2.37)		(4.63)	(6.85)	(7.73)		(2.03)
Net asset value, end of period	$41.09		$41.64	$47.21	$52.27		$48.93
Total return	5.11%		(2.19%)	3.90%	23.44%		18.31%
Ratios to average net assets(b)
Total gross expenses	0.96	%(c)	0.96%	0.93%	0.91	%(d)	0.89	%(c)
Total net expenses(e)	0.96	%(c)	0.96%	0.93%	0.91	%(d)	0.89	%(c)
Net investment income	0.56	%(c)	0.74%	0.67%	0.61%		1.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$6,877		$7,115	$4,150	$2,494		$3
Portfolio turnover	27%		65%	42%	38%		42%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,							Year Ended June 30,
Class Y	(Unaudited)		2016	2015	2014		2013	2012(a)		2011
Per share data
Net asset value, beginning of period	$40.83		$46.37	$51.46	$48.26		$43.93	$48.60		$37.63
Income from investment operations:
Net investment income	0.12		0.29	0.36	0.31		0.50	0.31		0.37
Net realized and unrealized gain (loss)	1.67		(1.18)	1.42	10.63		5.90	(1.90)		11.36
Total from investment operations	1.79		(0.89)	1.78	10.94		6.40	(1.59)		11.73
Less distributions to shareholders:
Net investment income	(0.04)		(0.26)	(0.40)	(0.51)		(0.43)	(0.37)		(0.61)
Net realized gains	(2.34)		(4.39)	(6.47)	(7.23)		(1.64)	(2.72)		(0.15)
Total distributions to shareholders	(2.38)		(4.65)	(6.87)	(7.74)		(2.07)	(3.09)		(0.76)
Proceeds from regulatory settlements	—		—	—	—		—	0.01		—
Net asset value, end of period	$40.24		$40.83	$46.37	$51.46		$48.26	$43.93		$48.60
Total return	5.13%		(2.13%)	3.95%	23.50%		15.20%	(2.86	%)(b)	31.27%
Ratios to average net assets(c)
Total gross expenses	0.91	%(d)	0.91%	0.88%	0.87	%(e)	0.87%	0.86	%(d)	0.81	%(e)
Total net expenses(f)	0.91	%(d)	0.91%	0.88%	0.87	%(e)	0.87%	0.86	%(d)	0.81	%(e)(g)
Net investment income	0.59	%(d)	0.70%	0.74%	0.61%		1.14%	0.85	%(d)	0.82%
Supplemental data
Net assets, end of period (in thousands)	$6,634		$10,022	$9,261	$10,234		$1,229	$1,056		$1,323
Portfolio turnover	27%		65%	42%	38%		42%	23%		31%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA SMALL CAP VALUE FUND I

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended June 30,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2011
Per share data
Net asset value, beginning of period	$40.71		$46.28		$51.37		$48.21		$43.89		$48.53		$37.60
Income from investment operations:
Net investment income	0.09		0.23		0.27		0.27		0.41		0.24		0.28
Net realized and unrealized gain (loss)	1.65		(1.22)		1.41		10.55		5.89		(1.89)		11.34
Total from investment operations	1.74		(0.99)		1.68		10.82		6.30		(1.65)		11.62
Less distributions to shareholders:
Net investment income	(0.01)		(0.19)		(0.30)		(0.43)		(0.34)		(0.28)		(0.54)
Net realized gains	(2.34)		(4.39)		(6.47)		(7.23)		(1.64)		(2.72)		(0.15)
Total distributions to shareholders	(2.35)		(4.58)		(6.77)		(7.66)		(1.98)		(3.00)		(0.69)
Proceeds from regulatory settlements	—		—		—		—		—		0.01		—
Net asset value, end of period	$40.10		$40.71		$46.28		$51.37		$48.21		$43.89		$48.53
Total return	5.03%		(2.34%)		3.75%		23.24%		14.97%		(3.00	%)(b)	31.00%
Ratios to average net assets(c)
Total gross expenses	1.12	%(d)	1.11%		1.08%		1.06	%(e)	1.07%		1.06	%(d)	1.00	%(e)
Total net expenses(f)	1.11	%(d)(g)	1.11	%(g)	1.08	%(g)	1.06	%(e)(g)	1.07	%(g)	1.06	%(d)(g)	1.00	%(e)(g)
Net investment income	0.42	%(d)	0.54%		0.54%		0.53%		0.93%		0.67	%(d)	0.62%
Supplemental data
Net assets, end of period (in thousands)	$207,613		$237,720		$654,100		$819,275		$928,340		$1,051,352		$1,109,078
Portfolio turnover	27%		65%		42%		38%		42%		23%		31%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
25

COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2016
26

COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result

Semiannual Report 2016
27

COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid at least annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The

Semiannual Report 2016
28

COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.75% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2016 was 0.86% of the Fund's average daily net assets.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended October 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.20
Class R4	0.20
Class R5	0.05
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $3,047.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Semiannual Report 2016
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COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $29,198 for Class A, $0 for Class B and $48 for Class C shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2016 Through August 31, 2017	Prior to September 1, 2016
Class A	1.37%	1.37%
Class B	2.12	2.12
Class C	2.12	2.12
Class I	0.97	0.96
Class R	1.62	1.62
Class R4	1.12	1.12
Class R5	1.02	1.01
Class Y	0.97	0.96
Class Z	1.12	1.12

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $393,614,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$159,239,000
Unrealized depreciation	(14,785,000)
Net unrealized appreciation	$144,454,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $155,810,561 and $225,601,551, respectively, for the six months ended October 31, 2016. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Semiannual Report 2016
30

COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, one unaffiliated shareholder of record owned 19.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 15.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse

Semiannual Report 2016
31

COLUMBIA SMALL CAP VALUE FUND I

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
32

COLUMBIA SMALL CAP VALUE FUND I

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Small Cap Value Fund I (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016
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COLUMBIA SMALL CAP VALUE FUND I

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the forty-ninth, seventieth and ninetieth percentile (where the best performance would be in the first percentile) of its category

Semiannual Report 2016
34

COLUMBIA SMALL CAP VALUE FUND I

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

Semiannual Report 2016
35

COLUMBIA SMALL CAP VALUE FUND I

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
36

COLUMBIA SMALL CAP VALUE FUND I

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
37

Columbia Small Cap Value Fund I

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR229_04_F01_(12/16)

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA U.S. TREASURY INDEX FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

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PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA U.S. TREASURY INDEX FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	21
Board Consideration and Approval of Management Agreement	27
Important Information About This Report	31

Semiannual Report 2016

COLUMBIA U.S. TREASURY INDEX FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia U.S. Treasury Index Fund (the Fund) Class A shares returned 0.61% for the six-month period that ended October 31, 2016.

■  The Fund slightly underperformed its benchmark, the Citi Bond U.S. Treasury Index, which returned 0.80% over the same period.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/25/02	0.61	2.90	1.67	3.84
Class B	11/25/02
Excluding sales charges		0.23	2.13	0.93	3.06
Including sales charges		-4.77	-2.87	0.55	3.06
Class C	11/25/02
Excluding sales charges		0.26	2.19	1.04	3.19
Including sales charges		-0.74	1.19	1.04	3.19
Class I*	09/27/10	0.69	3.05	1.90	4.07
Class R5*	11/08/12	0.69	3.06	1.89	4.07
Class W*	06/18/12	0.56	2.80	1.60	3.68
Class Z	06/04/91	0.69	3.05	1.90	4.07
Citi Bond U.S. Treasury Index		0.80	3.28	2.08	4.25

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Citi Bond U.S. Treasury Index is an index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citi Broad Investment-Grade Bond Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
3

COLUMBIA U.S. TREASURY INDEX FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Orhan Imer, Ph.D., CFA

William Finan

Portfolio Breakdown (%) (at October 31, 2016)
Money Market Funds	1.1
U.S. Treasury Obligations	98.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at October 31, 2016)
AAA rating	100.0
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Semiannual Report 2016
4

COLUMBIA U.S. TREASURY INDEX FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,006.10	1,023.57	1.78	1.79	0.35
Class B	1,000.00	1,000.00	1,002.30	1,019.77	5.58	5.63	1.10
Class C	1,000.00	1,000.00	1,002.60	1,020.02	5.33	5.38	1.05
Class I	1,000.00	1,000.00	1,006.90	1,024.33	1.02	1.03	0.20
Class R5	1,000.00	1,000.00	1,006.90	1,024.33	1.02	1.03	0.20
Class W	1,000.00	1,000.00	1,005.60	1,023.06	2.29	2.31	0.45
Class Z	1,000.00	1,000.00	1,006.90	1,024.33	1.02	1.03	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
5

COLUMBIA U.S. TREASURY INDEX FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. Treasury Obligations 99.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
07/31/17	0.625%	16,500,000	16,500,000
07/31/17	2.375%	2,000,000	2,025,546
08/15/17	0.875%	2,145,000	2,148,687
11/30/17	0.875%	5,020,000	5,027,058
12/31/17	0.750%	15,000,000	14,999,415
01/31/18	0.750%	8,405,000	8,404,017
01/31/18	2.625%	8,905,000	9,109,539
02/15/18	1.000%	6,055,000	6,073,922
02/15/18	3.500%	10,250,000	10,604,742
02/28/18	2.750%	1,000,000	1,025,781
03/31/18	0.875%	10,500,000	10,512,716
04/15/18	0.750%	23,000,000	22,985,625
05/15/18	1.000%	11,460,000	11,493,131
05/15/18	3.875%	3,330,000	3,488,694
06/30/18	2.375%	3,250,000	3,332,394
07/15/18	0.875%	19,520,000	19,535,250
08/15/18	1.000%	5,820,000	5,834,550
08/31/18	0.750%	15,000,000	14,973,045
08/31/18	1.500%	13,065,000	13,215,038
09/15/18	1.000%	5,550,000	5,562,793
11/15/18	1.250%	5,435,000	5,474,064
11/30/18	1.250%	1,430,000	1,440,222
12/15/18	1.250%	5,010,000	5,046,009
12/31/18	1.500%	860,000	870,683
02/15/19	0.750%	10,715,000	10,673,983
04/15/19	0.875%	2,740,000	2,735,611
04/30/19	1.625%	7,430,000	7,553,932
07/31/19	0.875%	13,000,000	12,963,444
07/31/19	1.625%	12,000,000	12,211,875
08/15/19	0.750%	5,500,000	5,465,196
09/30/19	1.750%	7,700,000	7,866,335
10/31/19	1.500%	7,500,000	7,606,935
11/15/19	3.375%	6,475,000	6,930,529
01/31/20	1.250%	13,650,000	13,728,378
02/29/20	1.250%	9,015,000	9,065,358
02/29/20	1.375%	8,450,000	8,529,219
03/31/20	1.125%	20,665,000	20,684,384
03/31/20	1.375%	14,000,000	14,129,062
04/30/20	1.375%	11,175,000	11,276,273
05/31/20	1.500%	2,255,000	2,283,892
07/31/20	1.625%	4,895,000	4,977,603
08/15/20	2.625%	5,550,000	5,846,581
08/15/20	8.750%	9,000,000	11,531,601
08/31/20	1.375%	2,655,000	2,674,083
08/31/20	2.125%	1,000,000	1,035,078
09/30/20	1.375%	19,200,000	19,329,000
09/30/20	2.000%	2,400,000	2,473,874
10/31/20	1.375%	6,195,000	6,233,719
10/31/20	1.750%	2,285,000	2,333,022
11/30/20	1.625%	7,170,000	7,284,272
11/30/20	2.000%	5,545,000	5,715,032
12/31/20	1.750%	3,775,000	3,852,859
01/31/21	1.375%	4,395,000	4,416,288
02/28/21	1.125%	34,780,000	34,581,650
03/31/21	1.250%	10,170,000	10,157,288
03/31/21	2.250%	3,200,000	3,332,374

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/21	3.125%	2,880,000	3,110,512
07/31/21	2.250%	2,300,000	2,396,582
08/31/21	1.125%	5,000,000	4,955,860
08/31/21	2.000%	3,400,000	3,503,992
09/30/21	2.125%	3,025,000	3,135,482
11/30/21	1.875%	12,105,000	12,401,476
12/31/21	2.125%	4,500,000	4,665,236
01/31/22	1.500%	14,550,000	14,623,317
02/15/22	2.000%	3,000,000	3,090,585
02/28/22	1.750%	11,550,000	11,748,059
03/31/22	1.750%	2,705,000	2,749,800
04/30/22	1.750%	1,960,000	1,991,850
05/31/22	1.875%	1,780,000	1,820,189
06/30/22	2.125%	900,000	931,992
07/31/22	2.000%	2,630,000	2,704,895
08/15/22	1.625%	3,975,000	4,008,072
08/31/22	1.875%	2,070,000	2,113,988
09/30/22	1.750%	10,360,000	10,502,854
10/31/22	1.875%	2,925,000	2,985,556
11/30/22	2.000%	2,000,000	2,054,688
12/31/22	2.125%	1,000,000	1,034,492
01/31/23	1.750%	3,340,000	3,379,402
02/28/23	1.500%	14,250,000	14,198,785
03/31/23	1.500%	7,475,000	7,444,338
05/15/23	1.750%	14,000,000	14,147,112
08/15/23	2.500%	9,500,000	10,048,103
08/31/23	1.375%	5,000,000	4,925,780
11/15/23	2.750%	3,300,000	3,548,531
02/15/24	2.750%	3,830,000	4,121,739
05/15/24	2.500%	3,350,000	3,548,384
08/15/24	2.375%	11,785,000	12,370,102
11/15/24	2.250%	9,200,000	9,565,130
02/15/25	2.000%	5,515,000	5,620,563
05/15/25	2.125%	3,820,000	3,927,735
08/15/25	2.000%	12,965,000	13,187,324
11/15/25	2.250%	5,550,000	5,755,955
02/15/26	1.625%	15,360,000	15,105,600
02/15/26	6.000%	4,600,000	6,258,516
08/15/26	1.500%	12,000,000	11,641,872
11/15/28	5.250%	1,550,000	2,096,798
02/15/29	5.250%	1,930,000	2,620,730
05/15/30	6.250%	300,000	451,535
02/15/31	5.375%	1,785,000	2,535,398
02/15/36	4.500%	1,780,000	2,420,173
02/15/39	3.500%	10,500,000	12,489,257
11/15/39	4.375%	2,400,000	3,217,219
05/15/40	4.375%	1,080,000	1,449,267
11/15/40	4.250%	9,000,000	11,888,442
02/15/41	4.750%	1,600,000	2,265,688
05/15/41	4.375%	1,500,000	2,020,137
08/15/41	3.750%	1,900,000	2,337,222
02/15/43	3.125%	14,700,000	16,348,002
05/15/43	2.875%	2,250,000	2,388,867
08/15/43	3.625%	3,170,000	3,853,902
11/15/43	3.750%	3,000,000	3,728,673
02/15/44	3.625%	3,000,000	3,646,056
05/15/44	3.375%	3,450,000	4,015,341

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA U.S. TREASURY INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/44	3.125%	3,290,000	3,659,868
11/15/44	3.000%	13,980,000	15,184,685
02/15/45	2.500%	14,000,000	13,756,092
05/15/45	3.000%	3,400,000	3,691,125
08/15/45	2.875%	5,095,000	5,399,110
11/15/45	3.000%	2,500,000	2,714,258
02/15/46	2.500%	6,250,000	6,132,569
08/15/46	2.250%	6,250,000	5,812,744
Total U.S. Treasury Obligations (Cost: $844,651,280)			860,609,257

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.463%(a)(b)	9,412,711	9,412,711
Total Money Market Funds (Cost: $9,412,711)		9,412,711
Total Investments (Cost: $854,063,991)		870,021,968
Other Assets & Liabilities, Net		(6,516,103)
Net Assets		863,505,865

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at October 31, 2016.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,441,192	49,320,696	(41,349,317)	140	9,412,711	8,124	9,412,711

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA U.S. TREASURY INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
U.S. Treasury Obligations	860,609,257	—	—	860,609,257
Investments measured at net asset value
Money Market Funds	—	—	—	9,412,711
Total Investments	860,609,257	—	—	870,021,968

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA U.S. TREASURY INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $844,651,280)	$860,609,257
Affiliated issuers (identified cost $9,412,711)	9,412,711
Total investments (identified cost $854,063,991)	870,021,968
Receivable for:
Capital shares sold	3,196,568
Dividends	2,489
Interest	3,902,981
Expense reimbursement due from Investment Manager	14,461
Trustees' deferred compensation plan	48,768
Other assets	4,047
Total assets	877,191,282
Liabilities
Payable for:
Investments purchased	11,024,313
Capital shares purchased	1,615,831
Dividend distributions to shareholders	962,299
Management services fees	28,347
Distribution and/or service fees	5,317
Other expenses	542
Trustees' deferred compensation plan	48,768
Total liabilities	13,685,417
Net assets applicable to outstanding capital stock	$863,505,865
Represented by
Paid-in capital	$846,152,872
Undistributed net investment income	207,668
Accumulated net realized gain	1,187,348
Unrealized appreciation (depreciation) on:
Investments	15,957,977
Total — representing net assets applicable to outstanding capital stock	$863,505,865

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA U.S. TREASURY INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class A
Net assets	$48,921,695
Shares outstanding	4,313,765
Net asset value per share	$11.34
Class B
Net assets	$517,917
Shares outstanding	45,675
Net asset value per share	$11.34
Class C
Net assets	$10,747,673
Shares outstanding	947,759
Net asset value per share	$11.34
Class I
Net assets	$265,284,874
Shares outstanding	23,393,254
Net asset value per share	$11.34
Class R5
Net assets	$25,452,564
Shares outstanding	2,248,442
Net asset value per share	$11.32
Class W
Net assets	$191,627,040
Shares outstanding	16,907,682
Net asset value per share	$11.33
Class Z
Net assets	$320,954,102
Shares outstanding	28,301,314
Net asset value per share	$11.34

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA U.S. TREASURY INDEX FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$8,124
Interest	6,832,773
Total income	6,840,897
Expenses:
Management services fees	1,742,385
Distribution and/or service fees
Class A	59,620
Class B	3,226
Class C	53,118
Class W	265,853
Compensation of board members	14,697
Other	2,616
Total expenses	2,141,515
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(886,120)
Fees waived by Distributor — Class A	(23,887)
Fees waived by Distributor — Class B	(323)
Fees waived by Distributor — Class C	(7,986)
Expense reductions	(580)
Total net expenses	1,222,619
Net investment income	5,618,278
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,166,894
Investments — affiliated issuers	140
Net realized gain	1,167,034
Net change in unrealized appreciation (depreciation) on:
Investments	(809,323)
Net change in unrealized depreciation	(809,323)
Net realized and unrealized gain	357,711
Net increase in net assets resulting from operations	$5,975,989

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA U.S. TREASURY INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$5,618,278	$6,802,905
Net realized gain	1,167,034	1,207,986
Net change in unrealized appreciation (depreciation)	(809,323)	7,666,863
Net increase in net assets resulting from operations	5,975,989	15,677,754
Distributions to shareholders
Net investment income
Class A	(288,789)	(419,707)
Class B	(1,493)	(5,083)
Class C	(27,262)	(49,117)
Class I	(1,847,013)	(1,578,525)
Class R5	(74,637)	(46,260)
Class W	(1,182,909)	(1,537,937)
Class Z	(2,164,814)	(3,286,714)
Net realized gains
Class A	—	(162,218)
Class B	—	(3,942)
Class C	—	(38,698)
Class I	—	(469,920)
Class R5	—	(15,825)
Class W	—	(373,381)
Class Z	—	(1,071,971)
Total distributions to shareholders	(5,586,917)	(9,059,298)
Increase in net assets from capital stock activity	131,060,763	292,974,152
Total increase in net assets	131,449,835	299,592,608
Net assets at beginning of period	732,056,030	432,463,422
Net assets at end of period	$863,505,865	$732,056,030
Undistributed net investment income	$207,668	$176,307

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA U.S. TREASURY INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,841,906	21,109,006	5,031,370	56,443,621
Distributions reinvested	18,533	212,545	39,518	442,365
Redemptions	(1,241,394)	(14,214,617)	(4,207,867)	(47,017,172)
Net increase	619,045	7,106,934	863,021	9,868,814
Class B shares
Subscriptions	25	294	3,599	40,427
Distributions reinvested	95	1,083	563	6,286
Redemptions(a)	(18,044)	(206,461)	(46,565)	(523,946)
Net decrease	(17,924)	(205,084)	(42,403)	(477,233)
Class C shares
Subscriptions	161,931	1,857,093	470,430	5,288,219
Distributions reinvested	2,320	26,595	7,706	86,076
Redemptions	(88,948)	(1,020,333)	(237,289)	(2,666,588)
Net increase	75,303	863,355	240,847	2,707,707
Class I shares
Subscriptions	9,594,634	108,778,288	10,826,689	120,565,663
Distributions reinvested	161,082	1,846,941	182,619	2,048,243
Redemptions	(1,862,452)	(21,241,546)	(1,475,657)	(16,587,694)
Net increase	7,893,264	89,383,683	9,533,651	106,026,212
Class R5 shares
Subscriptions	2,054,042	23,581,983	298,452	3,340,022
Distributions reinvested	1,836	21,008	3,070	34,345
Redemptions	(152,516)	(1,742,492)	(187,355)	(2,100,080)
Net increase	1,903,362	21,860,499	114,167	1,274,287
Class W shares
Subscriptions	974,072	11,143,651	18,119,536	202,280,449
Distributions reinvested	103,242	1,182,850	170,398	1,911,141
Redemptions	(4,047,935)	(46,489,363)	(5,055,156)	(57,152,634)
Net increase (decrease)	(2,970,621)	(34,162,862)	13,234,778	147,038,956
Class Z shares
Subscriptions	6,862,851	78,176,988	11,149,410	125,689,191
Distributions reinvested	151,391	1,736,014	285,516	3,198,038
Redemptions	(2,934,347)	(33,698,764)	(9,151,215)	(102,351,820)
Net increase	4,079,895	46,214,238	2,283,711	26,535,409
Total net increase	11,582,324	131,060,763	26,227,772	292,974,152

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$11.34		$11.28		$11.03		$11.52		$11.74		$11.59		$11.03
Income from investment operations:
Net investment income	0.07		0.14		0.15		0.14		0.13		0.01		0.18
Net realized and unrealized gain (loss)	0.00	(b)	0.12		0.26		(0.36)		0.11		0.15		0.70
Total from investment operations	0.07		0.26		0.41		(0.22)		0.24		0.16		0.88
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.15)		(0.15)		(0.13)		(0.01)		(0.19)
Net realized gains	—		(0.06)		(0.01)		(0.12)		(0.33)		—		(0.13)
Total distributions to shareholders	(0.07)		(0.20)		(0.16)		(0.27)		(0.46)		(0.01)		(0.32)
Net asset value, end of period	$11.34		$11.34		$11.28		$11.03		$11.52		$11.74		$11.59
Total return	0.61%		2.38%		3.70%		(1.92%)		2.06%		1.40%		8.01%
Ratios to average net assets(c)
Total gross expenses	0.65	%(d)	0.66%		0.66%		0.66%		0.66%		0.66	%(d)	0.66	%(e)
Total net expenses(f)	0.35	%(d)(g)	0.35	%(g)	0.38	%(g)	0.45	%(g)	0.45	%(g)	0.45	%(d)	0.45	%(e)(g)
Net investment income	1.22	%(d)	1.30%		1.33%		1.24%		1.15%		1.30	%(d)	1.55%
Supplemental data
Net assets, end of period (in thousands)	$48,922		$41,893		$31,946		$22,163		$28,129		$42,700		$43,818
Portfolio turnover	16%		91%		65%		76%		99%		7%		106%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$11.34		$11.28		$11.02		$11.52		$11.74		$11.59		$11.03
Income from investment operations:
Net investment income	0.03		0.06		0.06		0.05		0.05		0.01		0.10
Net realized and unrealized gain (loss)	0.00	(b)	0.12		0.27		(0.37)		0.10		0.14		0.69
Total from investment operations	0.03		0.18		0.33		(0.32)		0.15		0.15		0.79
Less distributions to shareholders:
Net investment income	(0.03)		(0.06)		(0.06)		(0.06)		(0.04)		(0.00	)(b)	(0.10)
Net realized gains	—		(0.06)		(0.01)		(0.12)		(0.33)		—		(0.13)
Total distributions to shareholders	(0.03)		(0.12)		(0.07)		(0.18)		(0.37)		(0.00	)(b)	(0.23)
Net asset value, end of period	$11.34		$11.34		$11.28		$11.02		$11.52		$11.74		$11.59
Total return	0.23%		1.62%		3.02%		(2.74%)		1.30%		1.34%		7.21%
Ratios to average net assets(c)
Total gross expenses	1.40	%(d)	1.41%		1.41%		1.41%		1.40%		1.41	%(d)	1.41	%(e)
Total net expenses(f)	1.10	%(d)(g)	1.10	%(g)	1.13	%(g)	1.20	%(g)	1.20	%(g)	1.20	%(d)	1.20	%(e)(g)
Net investment income	0.46	%(d)	0.54%		0.58%		0.49%		0.40%		0.55	%(d)	0.83%
Supplemental data
Net assets, end of period (in thousands)	$518		$721		$1,196		$1,489		$2,162		$3,102		$3,143
Portfolio turnover	16%		91%		65%		76%		99%		7%		106%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$11.34		$11.28		$11.02		$11.52		$11.74		$11.59		$11.03
Income from investment operations:
Net investment income	0.03		0.07		0.07		0.07		0.06		0.01		0.11
Net realized and unrealized gain (loss)	0.00	(b)	0.12		0.27		(0.37)		0.11		0.15		0.70
Total from investment operations	0.03		0.19		0.34		(0.30)		0.17		0.16		0.81
Less distributions to shareholders:
Net investment income	(0.03)		(0.07)		(0.07)		(0.08)		(0.06)		(0.01)		(0.12)
Net realized gains	—		(0.06)		(0.01)		(0.12)		(0.33)		—		(0.13)
Total distributions to shareholders	(0.03)		(0.13)		(0.08)		(0.20)		(0.39)		(0.01)		(0.25)
Net asset value, end of period	$11.34		$11.34		$11.28		$11.02		$11.52		$11.74		$11.59
Total return	0.26%		1.67%		3.11%		(2.59%)		1.45%		1.35%		7.37%
Ratios to average net assets(c)
Total gross expenses	1.40	%(d)	1.41%		1.41%		1.41%		1.41%		1.41	%(d)	1.41	%(e)
Total net expenses(f)	1.05	%(d)(g)	1.05	%(g)	1.05	%(g)	1.05	%(g)	1.05	%(g)	1.05	%(d)	1.05	%(e)(g)
Net investment income	0.52	%(d)	0.59%		0.66%		0.64%		0.55%		0.70	%(d)	0.98%
Supplemental data
Net assets, end of period (in thousands)	$10,748		$9,892		$7,124		$6,417		$10,111		$11,628		$12,172
Portfolio turnover	16%		91%		65%		76%		99%		7%		106%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,						Year Ended March 31,
Class I	(Unaudited)		2016	2015	2014	2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$11.34		$11.28	$11.02	$11.52	$11.74	$11.59		$11.03
Income from investment operations:
Net investment income	0.08		0.16	0.17	0.17	0.16	0.02		0.21
Net realized and unrealized gain (loss)	0.00	(b)	0.12	0.27	(0.38)	0.11	0.14		0.70
Total from investment operations	0.08		0.28	0.44	(0.21)	0.27	0.16		0.91
Less distributions to shareholders:
Net investment income	(0.08)		(0.16)	(0.17)	(0.17)	(0.16)	(0.01)		(0.22)
Net realized gains	—		(0.06)	(0.01)	(0.12)	(0.33)	—		(0.13)
Total distributions to shareholders	(0.08)		(0.22)	(0.18)	(0.29)	(0.49)	(0.01)		(0.35)
Net asset value, end of period	$11.34		$11.34	$11.28	$11.02	$11.52	$11.74		$11.59
Total return	0.69%		2.54%	3.98%	(1.76%)	2.31%	1.42%		8.29%
Ratios to average net assets(c)
Total gross expenses	0.40	%(d)	0.41%	0.41%	0.41%	0.41%	0.41	%(d)	0.41	%(e)
Total net expenses(f)	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20	%(d)	0.20	%(e)
Net investment income	1.37	%(d)	1.45%	1.51%	1.49%	1.39%	1.55	%(d)	1.81%
Supplemental data
Net assets, end of period (in thousands)	$265,285		$175,747	$67,291	$68,254	$54,959	$91,092		$84,899
Portfolio turnover	16%		91%	65%	76%	99%	7%		106%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$11.32		$11.26	$11.01	$11.51	$11.68
Income from investment operations:
Net investment income	0.08		0.16	0.17	0.17	0.08
Net realized and unrealized gain (loss)	0.00	(b)	0.12	0.26	(0.38)	(0.04	)(c)
Total from investment operations	0.08		0.28	0.43	(0.21)	0.04
Less distributions to shareholders:
Net investment income	(0.08)		(0.16)	(0.17)	(0.17)	(0.08)
Net realized gains	—		(0.06)	(0.01)	(0.12)	(0.13)
Total distributions to shareholders	(0.08)		(0.22)	(0.18)	(0.29)	(0.21)
Net asset value, end of period	$11.32		$11.32	$11.26	$11.01	$11.51
Total return	0.69%		2.54%	3.89%	(1.76%)	0.31%
Ratios to average net assets(d)
Total gross expenses	0.40	%(e)	0.41%	0.41%	0.41%	0.45	%(e)
Total net expenses(f)	0.20	%(e)	0.20%	0.20%	0.20%	0.20	%(e)
Net investment income	1.39	%(e)	1.45%	1.50%	1.52%	1.41	%(e)
Supplemental data
Net assets, end of period (in thousands)	$25,453		$3,906	$2,600	$1,431	$2
Portfolio turnover	16%		91%	65%	76%	99%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class W	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.33		$11.27		$11.02		$11.52		$11.90
Income from investment operations:
Net investment income	0.06		0.13		0.13		0.14		0.11
Net realized and unrealized gain (loss)	0.00	(b)	0.12		0.27		(0.37)		(0.05	)(c)
Total from investment operations	0.06		0.25		0.40		(0.23)		0.06
Less distributions to shareholders:
Net investment income	(0.06)		(0.13)		(0.14)		(0.15)		(0.11)
Net realized gains	—		(0.06)		(0.01)		(0.12)		(0.33)
Total distributions to shareholders	(0.06)		(0.19)		(0.15)		(0.27)		(0.44)
Net asset value, end of period	$11.33		$11.33		$11.27		$11.02		$11.52
Total return	0.56%		2.28%		3.63%		(2.00%)		0.52%
Ratios to average net assets(d)
Total gross expenses	0.65	%(e)	0.65%		0.65%		0.66%		0.65	%(e)
Total net expenses(f)	0.45	%(e)(g)	0.45	%(g)	0.45	%(g)	0.45	%(g)	0.45	%(e)
Net investment income	1.12	%(e)	1.17%		1.20%		1.24%		1.10	%(e)
Supplemental data
Net assets, end of period (in thousands)	$191,627		$225,255		$74,873		$12,167		$29,171
Portfolio turnover	16%		91%		65%		76%		99%

Notes to Financial Highlights

(a)  Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA U.S. TREASURY INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$11.34		$11.28		$11.02		$11.52		$11.74		$11.59		$11.03
Income from investment operations:
Net investment income	0.08		0.16		0.17		0.17		0.16		0.02		0.21
Net realized and unrealized gain (loss)	0.00	(b)	0.12		0.27		(0.38)		0.11		0.14		0.70
Total from investment operations	0.08		0.28		0.44		(0.21)		0.27		0.16		0.91
Less distributions to shareholders:
Net investment income	(0.08)		(0.16)		(0.17)		(0.17)		(0.16)		(0.01)		(0.22)
Net realized gains	—		(0.06)		(0.01)		(0.12)		(0.33)		—		(0.13)
Total distributions to shareholders	(0.08)		(0.22)		(0.18)		(0.29)		(0.49)		(0.01)		(0.35)
Net asset value, end of period	$11.34		$11.34		$11.28		$11.02		$11.52		$11.74		$11.59
Total return	0.69%		2.54%		3.98%		(1.76%)		2.31%		1.42%		8.28%
Ratios to average net assets(c)
Total gross expenses	0.40	%(d)	0.41%		0.41%		0.41%		0.41%		0.41	%(d)	0.41	%(e)
Total net expenses(f)	0.20	%(d)(g)	0.20	%(g)	0.20	%(g)	0.20	%(g)	0.20	%(g)	0.20	%(d)	0.20	%(e)(g)
Net investment income	1.37	%(d)	1.44%		1.51%		1.49%		1.40%		1.55	%(d)	1.82%
Supplemental data
Net assets, end of period (in thousands)	$320,954		$274,641		$247,434		$194,297		$227,687		$271,853		$267,044
Portfolio turnover	16%		91%		65%		76%		99%		7%		106%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA U.S. TREASURY INDEX FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

Semiannual Report 2016
21

COLUMBIA U.S. TREASURY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take

Semiannual Report 2016
22

COLUMBIA U.S. TREASURY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund's average daily net assets.

The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and plan administration fees and any extraordinary non-recurring expenses that may arise, including litigation fees.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment

Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $580.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the service fee for Class A, Class B and Class C shares so that the service fee does not exceed 0.15% annually of the average daily net assets attributable to

Semiannual Report 2016
23

COLUMBIA U.S. TREASURY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

each such share class. This arrangement may be modified or terminated by the Distributor at any time.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.70% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $13,325 for Class A, $0 for Class B and $342 for Class C shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual Through August 31, 2017
Class A	0.45%
Class B	1.20
Class C	1.20
Class I	0.20
Class R5	0.20
Class W	0.45
Class Z	0.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class A, Class B and Class C distribution and service fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $854,064,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$17,104,000
Unrealized depreciation	(1,146,000)
Net unrealized appreciation	$15,958,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $268,494,352 and

Semiannual Report 2016
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COLUMBIA U.S. TREASURY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

$133,037,189, respectively, for the six months ended October 31, 2016, of which $268,494,351 and $133,037,190, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, one unaffiliated shareholder of record owned 10.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 74.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

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COLUMBIA U.S. TREASURY INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
26

COLUMBIA U.S. TREASURY INDEX FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia U.S. Treasury Index Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

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COLUMBIA U.S. TREASURY INDEX FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the forty-fifth, seventy-seventh and eighty-third percentile (where the best performance would be in the first percentile) of

Semiannual Report 2016
28

COLUMBIA U.S. TREASURY INDEX FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the fourth and fifth quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

Semiannual Report 2016
29

COLUMBIA U.S. TREASURY INDEX FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016
30

COLUMBIA U.S. TREASURY INDEX FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
31

Columbia U.S. Treasury Index Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR237_04_F01_(12/16)

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA TOTAL RETURN BOND FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	39
Statement of Operations	42
Statement of Changes in Net Assets	43
Financial Highlights	46
Notes to Financial Statements	57
Board Consideration and Approval of Management Agreement	73
Important Information About This Report	77

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Total Return Bond Fund (the Fund) Class A shares returned 2.47% excluding sales charges for the six-month period that ended October 31, 2016.

■  The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 1.51% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		2.47	5.66	3.34	4.65
Including sales charges		-0.56	2.52	2.71	4.34
Class B	02/01/02
Excluding sales charges		2.09	4.76	2.55	3.86
Including sales charges		-0.91	1.76	2.55	3.86
Class C	02/01/02
Excluding sales charges		2.08	4.87	2.67	4.00
Including sales charges		1.08	3.87	2.67	4.00
Class I*	09/27/10	2.65	6.04	3.73	4.99
Class K*	02/28/13	2.50	5.62	3.41	4.70
Class R	01/23/06	2.34	5.40	3.09	4.39
Class R4*	11/08/12	2.60	5.82	3.58	4.90
Class R5*	11/08/12	2.63	5.89	3.64	4.93
Class W*	09/27/10	2.47	5.66	3.35	4.69
Class Y*	11/08/12	2.66	5.93	3.69	4.96
Class Z	12/05/78	2.60	5.93	3.60	4.91
Bloomberg Barclays U.S. Aggregate Bond Index		1.51	4.37	2.90	4.64

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown (%) (at October 31, 2016)
Asset-Backed Securities — Agency	1.2
Asset-Backed Securities — Non-Agency	13.5
Commercial Mortgage-Backed Securities — Non-Agency	4.4
Common Stocks	0.0	(a)
Corporate Bonds & Notes	40.0
Foreign Government Obligations	1.1
Money Market Funds	0.2
Municipal Bonds	1.1
Options Purchased Puts	0.1
Preferred Debt	0.8
Residential Mortgage-Backed Securities — Agency	15.6
Residential Mortgage-Backed Securities — Non-Agency	3.8
Senior Loans	0.1
U.S. Government & Agency Obligations	0.7
U.S. Treasury Obligations	17.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Carl Pappo, CFA

Brian Lavin, CFA

Jason Callan

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Quality Breakdown (%) (at October 31, 2016)
AAA rating	50.9
AA rating	2.5
A rating	9.2
BBB rating	23.0
BB rating	5.6
B rating	3.7
CCC rating	0.8
CC rating	0.2
C rating	0.0	(a)
D rating	0.0	(a)
Not rated	4.1
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a) Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Market Exposure Through Derivatives Investments (% of notional exposure) (at October 31, 2016)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	346.1	(245.8)	100.3
Foreign Currency Derivative Contracts	0.0	(0.3)	(0.3)
Total Notional Market Value of Derivative Contracts	346.1	(246.1)	100.0

(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,024.70	1,020.98	4.41	4.40	0.86
Class B	1,000.00	1,000.00	1,020.90	1,017.18	8.25	8.23	1.61
Class C	1,000.00	1,000.00	1,020.80	1,017.18	8.25	8.23	1.61
Class I	1,000.00	1,000.00	1,026.50	1,022.86	2.52	2.51	0.49
Class K	1,000.00	1,000.00	1,025.00	1,021.34	4.05	4.05	0.79
Class R	1,000.00	1,000.00	1,023.40	1,019.72	5.69	5.68	1.11
Class R4	1,000.00	1,000.00	1,026.00	1,022.25	3.13	3.13	0.61
Class R5	1,000.00	1,000.00	1,026.30	1,022.61	2.77	2.77	0.54
Class W	1,000.00	1,000.00	1,024.70	1,020.98	4.41	4.40	0.86
Class Y	1,000.00	1,000.00	1,026.60	1,022.86	2.52	2.51	0.49
Class Z	1,000.00	1,000.00	1,026.00	1,022.25	3.13	3.13	0.61

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 42.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.5%
Lockheed Martin Corp. 01/15/23	3.100%	2,754,000	2,877,776
09/01/36	6.150%	2,175,000	2,857,317
12/15/42	4.070%	2,945,000	3,041,237
05/15/46	4.700%	3,746,000	4,248,248
TransDigm, Inc. 07/15/24	6.500%	1,154,000	1,214,585
TransDigm, Inc.(a) 06/15/26	6.375%	602,000	615,605
Total			14,854,768
AUTOMOTIVE 0.2%
Delphi Automotive PLC 10/01/46	4.400%	2,030,000	2,000,271
Ford Motor Co. 02/01/29	6.375%	2,340,000	2,852,238
Gates Global LLC/Co.(a) 07/15/22	6.000%	721,000	681,345
IHO Verwaltungs GmbH PIK(a) 09/15/26	4.750%	317,000	316,207
ZF North America Capital, Inc.(a) 04/29/25	4.750%	826,000	871,430
Total			6,721,491
BANKING 9.2%
Ally Financial, Inc. 09/30/24	5.125%	1,526,000	1,609,930
Subordinated 11/20/25	5.750%	760,000	778,050
Bank of America Corp. Subordinated 01/22/25	4.000%	1,625,000	1,670,814
Bank of America Corp.(b) Junior Subordinated 12/31/49	6.100%	3,010,000	3,144,728
Bank of New York Mellon Corp. (The) 05/15/19	5.450%	3,325,000	3,643,266
Bank of New York Mellon Corp. (The)(b) Junior Subordinated 12/29/49	4.500%	8,294,000	8,107,385
12/31/49	4.625%	4,620,000	4,510,506
Barclays PLC 01/12/26	4.375%	3,355,000	3,452,265
Subordinated 05/12/26	5.200%	1,750,000	1,801,048
Citigroup, Inc. Subordinated 08/25/36	6.125%	1,855,000	2,200,588

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(b) 08/14/17	1.307%	13,820,000	13,823,814
Discover Financial Services 04/27/22	5.200%	6,102,000	6,743,040
11/21/22	3.850%	2,190,000	2,259,953
Fifth Third Bancorp Junior Subordinated(b) 12/31/49	5.100%	9,483,000	9,127,387
HBOS PLC Subordinated(a) 05/21/18	6.750%	8,382,000	8,912,069
HSBC Holdings PLC Junior Subordinated(b) 12/31/49	6.375%	5,385,000	5,391,731
JPMorgan Chase & Co.(b) Junior Subordinated 12/29/49	6.000%	1,134,000	1,182,195
12/31/49	6.100%	5,102,000	5,369,855
JPMorgan Chase Capital XXI Junior Subordinated(b) 02/02/37	1.709%	29,073,000	24,421,320
JPMorgan Chase Capital XXIII Junior Subordinated(b) 05/15/47	1.817%	8,160,000	6,548,400
KeyCorp Capital I Junior Subordinated(b) 07/01/28	1.586%	9,642,000	8,026,965
KeyCorp Junior Subordinated(b) 12/31/49	5.000%	10,675,000	10,474,844
Lloyds Bank PLC 05/14/18	1.750%	11,120,000	11,168,416
Lloyds Banking Group PLC Subordinated(a) 12/10/25	4.582%	18,198,000	18,574,247
M&T Bank Corp. Junior Subordinated(b)(c) 12/31/49	5.125%	11,525,000	11,611,437
Mellon Capital IV Junior Subordinated(b) 06/29/49	4.000%	1,035,000	899,156
Northern Trust Corp. Junior Subordinated(b) 12/31/49	4.600%	3,835,000	3,954,844
PNC Bank NA 06/01/25	3.250%	3,395,000	3,535,913
Regions Financial Corp. 02/08/21	3.200%	6,685,000	6,930,727

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Scotland Group PLC(b) Junior Subordinated 12/31/49	7.500%	1,520,000	1,394,600
12/31/49	8.000%	3,749,000	3,561,550
12/31/49	8.625%	7,020,000	6,984,900
Santander Issuances SAU Subordinated 11/19/25	5.179%	7,815,000	8,096,481
Santander UK Group Holdings PLC(a) Subordinated 09/15/25	4.750%	10,444,000	10,408,699
09/15/45	5.625%	3,856,000	3,832,016
State Street Capital Trust IV Junior Subordinated(b) 06/15/37	1.850%	4,623,000	3,975,780
Synchrony Financial 01/15/19	2.600%	4,895,000	4,953,388
Synovus Financial Corp. Subordinated(b) 12/15/25	5.750%	8,090,000	8,494,500
U.S. Bancorp Subordinated 04/27/26	3.100%	4,975,000	5,073,699
Washington Mutual Bank Subordinated(d)(e) 01/15/15	0.000%	27,379,000	41,069
Wells Fargo & Co.(b) Junior Subordinated 12/31/49	5.875%	4,610,000	4,932,700
12/31/49	5.900%	28,461,000	29,777,321
Total			281,401,596
BROKERAGE/ASSET MANAGERS/EXCHANGES —%
E*TRADE Financial Corp. 09/15/23	4.625%	892,000	925,450
NPF Corp.(a) 07/15/21	9.000%	93,000	94,860
Total			1,020,310
BUILDING MATERIALS 0.1%
Allegion PLC 09/15/23	5.875%	605,000	651,888
American Builders & Contractors Supply Co., Inc.(a) 12/15/23	5.750%	192,000	201,600
Beacon Roofing Supply, Inc. 10/01/23	6.375%	907,000	970,490
Gibraltar Industries, Inc. 02/01/21	6.250%	209,000	216,576

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc.(a) 04/15/24	5.750%	203,000	213,150
Total			2,253,704
CABLE AND SATELLITE 0.9%
Altice US Finance I Corp.(a) 05/15/26	5.500%	1,258,000	1,283,160
CCO Holdings LLC/Capital Corp.(a) 04/01/24	5.875%	5,000	5,288
05/01/25	5.375%	1,586,000	1,629,615
05/01/27	5.875%	983,000	1,029,692
CSC Holdings LLC(a) 10/15/25	6.625%	829,000	899,465
10/15/25	10.875%	1,539,000	1,769,850
Cequel Communications Holdings I LLC/Capital Corp.(a) 12/15/21	5.125%	1,178,000	1,160,330
Charter Communications Operating LLC/Capital(a) 10/23/45	6.484%	6,970,000	8,167,794
Comcast Corp. 07/15/46	3.400%	4,155,000	3,833,981
DISH DBS Corp. 06/01/21	6.750%	872,000	936,859
07/01/26	7.750%	1,876,000	2,060,092
Unitymedia Hessen GmbH & Co. KG NRW(a) 01/15/23	5.500%	1,258,000	1,298,885
Videotron Ltd. 07/15/22	5.000%	604,000	630,425
Virgin Media Finance PLC(a) 01/15/25	5.750%	805,000	796,950
Virgin Media Secured Finance PLC(a) 01/15/26	5.250%	810,000	801,657
Ziggo Secured Finance BV(a) 01/15/27	5.500%	1,268,000	1,252,150
Total			27,556,193
CHEMICALS 0.5%
Angus Chemical Co.(a) 02/15/23	8.750%	803,000	819,060
Axalta Coating Systems LLC(a) 08/15/24	4.875%	506,000	513,590
Celanese U.S. Holdings LLC 06/15/21	5.875%	6,274,000	7,141,130
11/15/22	4.625%	2,420,000	2,632,234
Chemours Co. (The) 05/15/23	6.625%	1,020,000	989,400
Eco Services Operations LLC/Finance Corp.(a) 11/01/22	8.500%	632,000	674,660

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntsman International LLC 11/15/22	5.125%	303,000	313,605
INEOS Group Holdings SA(a) 08/01/24	5.625%	848,000	840,580
PQ Corp.(a) 11/15/22	6.750%	744,000	800,730
Platform Specialty Products Corp.(a) 05/01/21	10.375%	235,000	253,800
02/01/22	6.500%	610,000	591,700
WR Grace & Co.(a) 10/01/24	5.625%	640,000	692,800
Total			16,263,289
CONSTRUCTION MACHINERY 0.2%
John Deere Capital Corp.(b) 01/16/18	1.170%	6,355,000	6,365,619
United Rentals North America, Inc. 09/15/26	5.875%	963,000	980,912
United Rentals North America, Inc.(c) 05/15/27	5.500%	89,000	88,555
Total			7,435,086
CONSUMER CYCLICAL SERVICES 0.1%
APX Group, Inc. 12/01/19	6.375%	572,000	589,875
12/01/22	7.875%	1,107,000	1,163,734
IHS Markit Ltd.(a) 11/01/22	5.000%	690,000	729,675
Interval Acquisition Corp. 04/15/23	5.625%	863,000	891,047
Total			3,374,331
CONSUMER PRODUCTS 0.1%
Prestige Brands, Inc.(a) 03/01/24	6.375%	816,000	867,000
Scotts Miracle-Gro Co. (The)(a) 10/15/23	6.000%	575,000	609,500
Spectrum Brands, Inc. 07/15/25	5.750%	841,000	910,383
Springs Industries, Inc. 06/01/21	6.250%	699,000	726,086
Tempur Sealy International, Inc. 10/15/23	5.625%	417,000	431,595
06/15/26	5.500%	410,000	422,300
Total			3,966,864

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DIVERSIFIED MANUFACTURING 2.9%
Entegris, Inc.(a) 04/01/22	6.000%	617,000	638,595
General Electric Co. Junior Subordinated(b) 12/31/49	5.000%	67,609,000	71,665,540
SPX FLOW, Inc.(a) 08/15/24	5.625%	181,000	183,489
08/15/26	5.875%	669,000	679,035
Siemens Financieringsmaatschappij NV(a) 10/15/26	2.350%	3,510,000	3,392,741
09/15/46	3.300%	3,480,000	3,220,006
United Technologies Corp(c) 11/01/19	1.500%	7,150,000	7,154,376
WESCO Distribution, Inc.(a) 06/15/24	5.375%	291,000	294,346
Zekelman Industries, Inc.(a) 06/15/23	9.875%	155,000	163,138
Total			87,391,266
ELECTRIC 3.3%
AES Corp. (The) 05/15/26	6.000%	651,000	670,530
Alabama Power Co. 03/01/45	3.750%	1,840,000	1,872,215
Arizona Public Service Co. 09/15/26	2.550%	2,970,000	2,940,540
11/15/45	4.350%	2,855,000	3,173,304
CMS Energy Corp.(c) 02/15/27	2.950%	1,310,000	1,305,428
Calpine Corp. 01/15/23	5.375%	897,000	888,030
Cleco Corporate Holdings LLC(a) 05/01/26	3.743%	3,525,000	3,637,747
05/01/46	4.973%	1,965,000	2,125,049
Consolidated Edison Co. of New York, Inc. 06/15/46	3.850%	3,035,000	3,078,045
DTE Electric Co. 06/01/46	3.700%	3,685,000	3,784,985
DTE Energy Co. 10/01/26	2.850%	7,445,000	7,309,367
Duke Energy Corp. 09/01/46	3.750%	8,345,000	7,897,216
Duke Energy Ohio, Inc. 06/15/46	3.700%	1,842,000	1,828,890
Duke Energy Progress LLC 03/30/44	4.375%	1,635,000	1,801,904

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Progress, Inc. 08/15/45	4.200%	2,770,000	2,991,813
Emera, Inc. Subordinated(b) 06/15/76	6.750%	15,325,000	16,934,125
Exelon Corp. 04/15/46	4.450%	1,815,000	1,888,159
FPL Energy National Wind LLC(a) 03/10/24	5.608%	206,178	201,024
NRG Energy, Inc. 07/15/22	6.250%	852,000	854,130
NRG Energy, Inc.(a) 05/15/26	7.250%	391,000	384,709
NRG Yield Operating LLC 08/15/24	5.375%	1,069,000	1,090,380
Oncor Electric Delivery Co. LLC 04/01/25	2.950%	4,300,000	4,420,353
04/01/45	3.750%	3,645,000	3,696,154
Pacific Gas & Electric Co. 06/15/23	3.250%	3,567,000	3,745,546
03/01/26	2.950%	4,060,000	4,167,911
03/01/34	6.050%	945,000	1,240,483
Public Service Electric & Gas Co. 11/01/45	4.150%	2,505,000	2,758,133
Southern Co. (The) 07/01/46	4.400%	3,425,000	3,617,218
Toledo Edison Co. (The) 05/15/37	6.150%	3,101,000	3,820,627
TransAlta Corp. 06/03/17	1.900%	6,929,000	6,921,122
Total			101,045,137
FINANCE COMPANIES 1.0%
AerCap Ireland Capital Ltd./Global Aviation Trust 10/30/20	4.625%	6,800,000	7,157,000
05/15/21	4.500%	6,239,000	6,485,440
10/01/21	5.000%	2,835,000	3,012,187
Aircastle Ltd. 02/15/22	5.500%	682,000	731,445
HSBC Finance Corp. Subordinated 01/15/21	6.676%	7,909,000	9,026,945
Navient Corp. 06/15/18	8.450%	836,000	904,176
07/26/21	6.625%	388,000	390,910
OneMain Financial Holdings LLC(a) 12/15/21	7.250%	862,000	892,170

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Provident Funding Associates LP/Finance Corp.(a) 06/15/21	6.750%	744,000	747,720
Quicken Loans, Inc.(a) 05/01/25	5.750%	297,000	293,288
Springleaf Finance Corp. 10/01/21	7.750%	313,000	326,115
10/01/23	8.250%	208,000	217,880
Total			30,185,276
FOOD AND BEVERAGE 2.1%
Anheuser-Busch InBev Finance, Inc. 02/01/26	3.650%	13,897,000	14,623,285
02/01/36	4.700%	3,451,000	3,825,561
02/01/46	4.900%	3,290,000	3,762,237
B&G Foods, Inc. 06/01/21	4.625%	180,000	184,950
ConAgra Foods, Inc. 01/25/23	3.200%	5,839,000	5,979,673
Constellation Brands, Inc. 11/15/24	4.750%	1,145,000	1,253,775
12/01/25	4.750%	53,000	57,969
FAGE International SA/USA Dairy Industry, Inc.(a) 08/15/26	5.625%	481,000	496,632
Kraft Heinz Foods Co. 06/01/46	4.375%	4,830,000	4,898,509
Molson Coors Brewing Co. 07/15/21	2.100%	2,575,000	2,564,769
07/15/26	3.000%	4,340,000	4,302,107
05/01/42	5.000%	3,425,000	3,845,717
07/15/46	4.200%	1,563,000	1,562,583
Mondelez International Holdings Netherlands BV(a) 10/28/21	2.000%	14,245,000	14,123,405
Post Holdings, Inc.(a) 03/15/24	7.750%	673,000	743,800
08/15/26	5.000%	717,000	695,490
WhiteWave Foods Co. (The) 10/01/22	5.375%	815,000	916,875
Total			63,837,337
GAMING 0.2%
Boyd Gaming Corp. 05/15/23	6.875%	198,000	211,860
Boyd Gaming Corp.(a) 04/01/26	6.375%	301,000	322,070
GLP Capital LP/Financing II, Inc. 11/01/23	5.375%	774,000	830,115
International Game Technology PLC(a) 02/15/22	6.250%	998,000	1,057,880

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a) 09/01/26	4.500%	303,000	297,697
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(a) 05/01/24	5.625%	306,000	325,706
MGM Resorts International 03/15/23	6.000%	954,000	1,032,705
09/01/26	4.625%	290,000	279,125
Rivers Pittsburgh Borrower LP/Finance Corp.(a) 08/15/21	6.125%	185,000	191,013
Scientific Games International, Inc.(a) 01/01/22	7.000%	1,277,000	1,358,217
Seminole Tribe of Florida, Inc.(a) 10/01/20	7.804%	390,000	390,242
Tunica-Biloxi Gaming Authority(a)(d) 11/15/16	0.000%	577,000	235,128
Total			6,531,758
HEALTH CARE 0.8%
Acadia Healthcare Co., Inc. 03/01/24	6.500%	700,000	714,000
Alere, Inc.(a) 07/01/23	6.375%	426,000	438,780
Amsurg Corp. 07/15/22	5.625%	985,000	1,004,700
CHS/Community Health Systems, Inc. 08/01/21	5.125%	185,000	172,513
Change Healthcare Holdings, Inc. 12/31/19	11.000%	257,000	269,850
Change Healthcare Holdings, Inc.(a) 02/15/21	6.000%	328,000	344,400
DaVita, Inc. 07/15/24	5.125%	906,000	886,181
Fresenius Medical Care U.S. Finance II, Inc.(a) 10/15/24	4.750%	594,000	619,245
HCA, Inc. 02/01/25	5.375%	1,760,000	1,796,432
04/15/25	5.250%	2,352,000	2,463,720
HealthSouth Corp. 11/01/24	5.750%	439,000	452,719
MEDNAX, Inc.(a) 12/01/23	5.250%	477,000	498,465
MPH Acquisition Holdings LLC(a) 06/01/24	7.125%	799,000	854,930
Memorial Sloan-Kettering Cancer Center 07/01/52	4.125%	9,530,000	10,012,008

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sterigenics-Nordion Holdings LLC(a) 05/15/23	6.500%	935,000	960,712
Surgical Care Affiliates, Inc.(a) 04/01/23	6.000%	481,000	500,240
Tenet Healthcare Corp. 04/01/21	4.500%	1,105,000	1,105,000
04/01/22	8.125%	737,000	720,418
Total			23,814,313
HEALTHCARE INSURANCE 0.4%
Aetna, Inc. 06/15/26	3.200%	3,530,000	3,542,440
06/15/36	4.250%	2,690,000	2,729,511
06/15/46	4.375%	4,047,000	4,103,941
Centene Corp. 05/15/22	4.750%	512,000	519,680
02/15/24	6.125%	643,000	684,795
Centene Corp.(c) 01/15/25	4.750%	115,000	114,497
Molina Healthcare, Inc. 11/15/22	5.375%	610,000	632,875
Total			12,327,739
HOME CONSTRUCTION 0.1%
Beazer Homes USA, Inc.(a) 03/15/22	8.750%	269,000	285,813
CalAtlantic Group, Inc. 11/15/24	5.875%	394,000	420,595
Meritage Homes Corp. 04/01/22	7.000%	813,000	907,308
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/23	5.875%	246,000	258,300
03/01/24	5.625%	154,000	159,775
Toll Brothers Finance Corp. 11/15/25	4.875%	305,000	311,100
Total			2,342,891
INDEPENDENT ENERGY 1.6%
Anadarko Petroleum Corp. 09/15/36	6.450%	514,000	609,952
07/15/44	4.500%	1,065,000	1,002,593
Canadian Natural Resources Ltd. 02/15/37	6.500%	1,350,000	1,542,584
02/01/39	6.750%	2,825,000	3,334,322
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	1,732,000	1,779,630
Concho Resources, Inc. 04/01/23	5.500%	1,777,000	1,817,871
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Continental Resources, Inc. 04/15/23	4.500%	800,000	762,000
06/01/24	3.800%	5,404,000	4,971,680
CrownRock LP/Finance, Inc.(a) 02/15/23	7.750%	1,020,000	1,088,850
Denbury Resources, Inc.(a) 05/15/21	9.000%	509,000	524,270
Diamondback Energy, Inc.(a) 11/01/24	4.750%	126,000	126,000
Extraction Oil & Gas Holdings LLC/Finance Corp.(a) 07/15/21	7.875%	1,136,000	1,201,320
Laredo Petroleum, Inc. 03/15/23	6.250%	1,827,000	1,836,135
Newfield Exploration Co. 01/30/22	5.750%	62,000	64,635
07/01/24	5.625%	768,000	798,720
Noble Energy, Inc. 11/15/44	5.050%	4,042,000	4,078,564
Oasis Petroleum, Inc. 01/15/23	6.875%	979,000	959,420
PDC Energy, Inc.(a) 09/15/24	6.125%	1,023,000	1,063,920
Parsley Energy LLC/Finance Corp.(a) 06/01/24	6.250%	1,036,000	1,087,800
QEP Resources, Inc. 05/01/23	5.250%	28,000	27,510
RSP Permian, Inc. 10/01/22	6.625%	1,652,000	1,740,795
Ras Laffan Liquefied Natural Gas Co., Ltd. II(a) 09/30/20	5.298%	2,774,664	2,968,890
SM Energy Co. 06/01/25	5.625%	277,000	263,843
09/15/26	6.750%	693,000	710,325
WPX Energy, Inc. 01/15/22	6.000%	1,521,000	1,517,197
Whiting Petroleum Corp. 03/15/21	5.750%	583,000	540,733
Woodside Finance Ltd.(a) 03/05/25	3.650%	5,431,000	5,445,012
09/15/26	3.700%	6,270,000	6,251,065
Total			48,115,636
INTEGRATED ENERGY 0.1%
Cenovus Energy, Inc. 11/15/39	6.750%	2,140,000	2,388,858

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LEISURE —%
LTF Merger Sub, Inc.(a) 06/15/23	8.500%	496,000	504,680
Live Nation Entertainment, Inc.(a) 11/01/24	4.875%	251,000	250,373
Total			755,053
LIFE INSURANCE 1.5%
Five Corners Funding Trust(a) 11/15/23	4.419%	3,290,000	3,563,524
Massachusetts Mutual Life Insurance Co. Subordinated(a) 04/15/65	4.500%	1,800,000	1,698,721
MetLife Capital Trust X Junior Subordinated(a)(b) 04/08/38	9.250%	16,193,000	23,585,104
MetLife, Inc. Junior Subordinated 08/01/39	10.750%	4,300,000	7,030,500
Prudential Financial, Inc. 12/01/17	6.000%	83,000	86,991
Teachers Insurance & Annuity Association of America Subordinated(a) 09/15/44	4.900%	1,695,000	1,876,772
Voya Financial, Inc. 06/15/26	3.650%	4,957,000	4,927,268
06/15/46	4.800%	1,858,000	1,823,293
Total			44,592,173
LODGING —%
Hilton Domestic Operating Co., Inc.(a) 09/01/24	4.250%	397,000	397,993
Playa Resorts Holding BV(a) 08/15/20	8.000%	966,000	992,565
Total			1,390,558
MEDIA AND ENTERTAINMENT 1.2%
21st Century Fox America, Inc. 02/15/41	6.150%	2,715,000	3,370,292
AMC Networks, Inc. 04/01/24	5.000%	436,000	441,450
CBS Corp. 01/15/27	2.900%	5,640,000	5,495,210
CBS Radio, Inc.(a) 11/01/24	7.250%	135,000	140,231
Lamar Media Corp. 02/01/26	5.750%	228,000	244,108

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MDC Partners, Inc.(a) 05/01/24	6.500%	1,269,000	1,081,823
Match Group, Inc. 06/01/24	6.375%	761,000	821,880
Netflix, Inc. 02/15/25	5.875%	1,368,000	1,516,770
Netflix, Inc.(a) 11/15/26	4.375%	905,000	890,294
Outfront Media Capital LLC/Corp. 03/15/25	5.875%	612,000	636,480
Sirius XM Radio, Inc.(a) 04/15/25	5.375%	704,000	715,440
Sky PLC(a) 09/16/24	3.750%	9,315,000	9,555,923
Thomson Reuters Corp. 05/15/26	3.350%	7,930,000	8,034,961
Univision Communications, Inc.(a) 02/15/25	5.125%	995,000	997,488
Viacom, Inc. 10/04/26	3.450%	2,165,000	2,149,774
Total			36,092,124
METALS 0.7%
Alcoa Nederland Holding BV(a) 09/30/24	6.750%	303,000	313,605
09/30/26	7.000%	240,000	247,152
ArcelorMittal(b) 02/25/22	7.250%	992,000	1,124,928
03/01/41	7.750%	1,646,000	1,728,300
BHP Billiton Finance USA Ltd. Junior Subordinated(a)(b) 10/19/75	6.750%	6,345,000	7,185,712
Constellium NV(a) 05/15/24	5.750%	844,000	746,940
Freeport-McMoRan, Inc. 03/15/23	3.875%	599,000	540,598
11/14/24	4.550%	1,425,000	1,307,437
Glencore Finance Canada Ltd.(a) 11/15/16	5.800%	5,830,000	5,837,168
Novelis Corp.(a) 09/30/26	5.875%	1,310,000	1,326,375
Teck Resources Ltd. 07/15/41	6.250%	604,000	597,960
Teck Resources Ltd.(a) 06/01/24	8.500%	542,000	627,365
Total			21,583,540

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MIDSTREAM 1.9%
Cheniere Corpus Christi Holdings LLC(a) 06/30/24	7.000%	425,000	450,500
Columbia Pipeline Group, Inc. 06/01/45	5.800%	5,175,000	6,131,899
Energy Transfer Equity LP 06/01/27	5.500%	1,339,000	1,305,525
Enterprise Products Operating LLC Junior Subordinated(b) 08/01/66	4.593%	6,681,000	6,355,301
Kinder Morgan Energy Partners LP 11/01/42	4.700%	2,055,000	1,906,680
MPLX LP 12/01/24	4.875%	2,878,000	3,009,962
Plains All American Pipeline LP/Finance Corp. 06/01/42	5.150%	3,924,000	3,752,761
02/15/45	4.900%	2,208,000	2,096,856
Sabine Pass Liquefaction LLC 03/01/25	5.625%	1,537,000	1,626,377
Sabine Pass Liquefaction LLC(a) 03/15/27	5.000%	601,000	611,517
Targa Resources Partners LP/Finance Corp. 11/15/23	4.250%	447,000	420,180
03/15/24	6.750%	1,664,000	1,780,480
Targa Resources Partners LP/Finance Corp.(a) 02/01/27	5.375%	626,000	626,000
Tesoro Logistics LP/Finance Corp. 10/15/22	6.250%	246,000	260,760
05/01/24	6.375%	417,000	448,275
Transcanada Trust Junior Subordinated(b) 08/15/76	5.875%	8,545,000	9,143,150
Transcontinental Gas Pipe Line Co. LLC(a) 02/01/26	7.850%	4,595,000	5,826,308
Western Gas Partners LP 07/01/22	4.000%	627,000	644,614
06/01/25	3.950%	898,000	897,693
Williams Companies, Inc. (The) 01/15/23	3.700%	796,000	770,130
06/24/24	4.550%	1,967,000	2,001,422
Williams Partners LP 04/15/40	6.300%	2,640,000	2,830,603
03/04/44	5.400%	1,675,000	1,665,469
01/15/45	4.900%	1,815,000	1,692,460
09/15/45	5.100%	513,000	492,974
Total			56,747,896

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NATURAL GAS 1.1%
NiSource Finance Corp. 02/15/23	3.850%	3,305,000	3,500,834
12/15/40	6.250%	1,941,000	2,486,054
Sempra Energy 03/15/20	2.400%	4,126,000	4,190,279
11/15/20	2.850%	8,445,000	8,691,839
10/01/22	2.875%	8,040,000	8,247,408
11/15/25	3.750%	5,950,000	6,296,689
Total			33,413,103
OIL FIELD SERVICES 1.1%
Noble Holding International Ltd. 03/15/17	2.500%	14,860,000	14,816,906
Noble Holding International Ltd.(b) 03/16/18	5.250%	16,860,000	16,765,247
SESI LLC 05/01/19	6.375%	462,000	456,225
12/15/21	7.125%	136,000	132,600
Weatherford International Ltd. 06/15/21	7.750%	1,009,000	1,019,090
06/15/23	8.250%	79,000	81,765
Total			33,271,833
OTHER INDUSTRY 0.5%
Massachusetts Institute of Technology 07/01/14	4.678%	5,839,000	6,420,938
07/01/16	3.885%	2,480,000	2,335,689
President and Fellows of Harvard College 07/15/46	3.150%	2,389,000	2,329,793
07/15/56	3.300%	3,860,000	3,814,236
Total			14,900,656
OTHER REIT 0.2%
Duke Realty LP 06/15/22	4.375%	5,725,000	6,214,178
PACKAGING 0.1%
ARD Finance SA PIK(a) 09/15/23	7.125%	421,000	416,790
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a) 05/15/23	4.625%	631,000	637,310
05/15/24	7.250%	497,000	524,335
Berry Plastics Corp. 10/15/22	6.000%	1,161,000	1,227,757
Plastipak Holdings, Inc.(a) 10/01/21	6.500%	633,000	655,155
Reynolds Group Issuer, Inc./LLC(a) 07/15/24	7.000%	668,000	713,925

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Signode Industrial Group Luxembourg SA/US, Inc.(a) 05/01/22	6.375%	148,000	149,480
Total			4,324,752
PHARMACEUTICALS 1.9%
Actavis Funding SCS 03/12/20	3.000%	13,316,000	13,710,140
03/15/22	3.450%	2,876,000	2,985,866
Actavis, Inc. 10/01/42	4.625%	4,297,000	4,426,280
Endo Finance LLC/Finco, Inc.(a) 02/01/25	6.000%	718,000	604,915
Forest Laboratories LLC(a) 02/01/19	4.375%	6,608,000	6,941,076
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a) 08/01/23	6.375%	1,485,000	1,493,168
Johnson & Johnson 12/05/33	4.375%	2,958,000	3,422,181
Mallinckrodt International Finance SA/CB LLC(a) 04/15/25	5.500%	465,000	430,125
Shire Acquisitions Investments Ireland DAC 09/23/21	2.400%	12,535,000	12,437,779
09/23/23	2.875%	8,025,000	7,957,108
Valeant Pharmaceuticals International, Inc.(a) 04/15/25	6.125%	3,079,000	2,432,410
Total			56,841,048
PROPERTY & CASUALTY 1.4%
Berkshire Hathaway Finance Corp. 05/15/43	4.300%	1,240,000	1,359,119
Berkshire Hathaway, Inc. 03/15/26	3.125%	6,960,000	7,223,151
02/11/43	4.500%	1,572,000	1,773,823
Chubb Corp. (The) Junior Subordinated(b) 04/15/37	6.375%	5,631,000	5,307,217
HUB International Ltd.(a) 02/15/21	9.250%	222,000	229,770
10/01/21	7.875%	1,262,000	1,290,016
Liberty Mutual Group, Inc.(a) 05/01/22	4.950%	4,055,000	4,545,266
05/01/42	6.500%	1,895,000	2,310,445
Loews Corp. 04/01/26	3.750%	15,114,000	15,877,499
05/15/43	4.125%	2,225,000	2,216,936
Total			42,133,242

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RAILROADS 0.3%
BNSF Funding Trust I Junior Subordinated(b) 12/15/55	6.613%	5,577,000	6,420,521
Kansas City Southern 08/15/45	4.950%	3,069,000	3,370,861
Total			9,791,382
RESTAURANTS 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a) 06/01/26	5.250%	852,000	888,210
Yum! Brands, Inc. 11/01/43	5.350%	668,000	571,140
Total			1,459,350
RETAIL REIT 0.2%
Kimco Realty Corp. 06/01/23	3.125%	5,533,000	5,628,809
RETAILERS 0.5%
Asbury Automotive Group, Inc. 12/15/24	6.000%	435,000	446,962
CVS Health Corp. 12/01/22	4.750%	7,875,000	8,828,773
CVS Pass-Through Trust(a) 08/11/36	4.163%	3,923,114	4,118,539
Group 1 Automotive, Inc.(a) 12/15/23	5.250%	372,000	370,140
Penske Automotive Group, Inc. 12/01/24	5.375%	528,000	530,640
Rite Aid Corp. Junior Subordinated 02/15/27	7.700%	234,000	290,160
Total			14,585,214
TECHNOLOGY 2.6%
Alliance Data Systems Corp.(a) 11/01/21	5.875%	311,000	313,332
08/01/22	5.375%	566,000	544,775
Camelot Finance SA(a) 10/15/24	7.875%	389,000	397,752
Cisco Systems, Inc.(b) 09/20/19	1.197%	7,345,000	7,355,871
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a) 06/01/19	3.480%	5,260,000	5,396,755
06/15/21	4.420%	6,725,000	7,032,380
06/15/23	5.450%	11,485,000	12,298,804

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equinix, Inc. 01/15/26	5.875%	692,000	739,693
First Data Corp.(a) 12/01/23	7.000%	1,347,000	1,410,982
01/15/24	5.750%	1,419,000	1,440,285
Hewlett Packard Enterprise Co.(a) 10/15/45	6.350%	7,096,000	7,339,201
Informatica LLC(a) 07/15/23	7.125%	262,000	244,315
MSCI, Inc.(a) 08/15/25	5.750%	506,000	537,954
Microsemi Corp.(a) 04/15/23	9.125%	666,000	767,565
Microsoft Corp. 08/08/21	1.550%	7,300,000	7,225,810
08/08/23	2.000%	4,771,000	4,705,084
08/08/26	2.400%	4,235,000	4,153,646
08/08/46	3.700%	2,535,000	2,477,131
NXP BV/Funding LLC(a) 06/15/22	4.625%	1,244,000	1,355,960
Oracle Corp. 07/15/26	2.650%	6,960,000	6,865,532
07/15/36	3.850%	2,420,000	2,442,269
PTC, Inc. 05/15/24	6.000%	510,000	539,325
Qualitytech LP/Finance Corp. 08/01/22	5.875%	595,000	611,362
Quintiles IMS, Inc.(a) 05/15/23	4.875%	267,000	275,344
10/15/26	5.000%	923,000	954,151
Riverbed Technology, Inc.(a) 03/01/23	8.875%	272,000	289,680
Sensata Technologies UK Financing Co. PLC(a) 02/15/26	6.250%	524,000	567,230
Solera LLC/Finance, Inc.(a) 03/01/24	10.500%	719,000	803,713
VeriSign, Inc. 05/01/23	4.625%	875,000	901,250
Total			79,987,151
TRANSPORTATION SERVICES 0.5%
ERAC U.S.A. Finance LLC(a) 11/01/23	2.700%	4,890,000	4,846,019
12/01/26	3.300%	6,350,000	6,448,209
11/01/46	4.200%	4,575,000	4,434,534
Hertz Corp. (The)(a) 10/15/24	5.500%	598,000	580,598
Total			16,309,360

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WIRELESS 0.7%
SBA Communications Corp.(a) 09/01/24	4.875%	905,000	905,000
SFR Group SA(a) 05/15/22	6.000%	262,000	268,634
05/01/26	7.375%	1,475,000	1,489,750
Sprint Communications, Inc.(a) 03/01/20	7.000%	1,546,000	1,681,275
Sprint Corp. 06/15/24	7.125%	1,997,000	1,877,180
02/15/25	7.625%	661,000	639,517
Sprint Spectrum Co. I/II/III LLC(a) 09/20/21	3.360%	9,295,000	9,318,237
T-Mobile USA, Inc. 04/01/23	6.625%	2,251,000	2,392,093
01/15/26	6.500%	1,119,000	1,226,648
Wind Acquisition Finance SA(a) 07/15/20	4.750%	532,000	534,660
04/23/21	7.375%	304,000	312,360
Total			20,645,354
WIRELINES 1.5%
AT&T, Inc. 03/15/22	3.800%	3,983,000	4,192,685
02/17/26	4.125%	2,045,000	2,140,962
03/15/42	5.150%	2,015,000	2,079,659
06/15/44	4.800%	1,935,000	1,904,996
AT&T, Inc.(a) 03/09/48	4.500%	2,181,000	2,045,538
CenturyLink, Inc. 12/01/23	6.750%	1,053,000	1,081,958
04/01/25	5.625%	230,000	215,625
Deutsche Telekom International Finance BV 06/01/32	9.250%	1,100,000	1,780,562
Deutsche Telekom International Finance BV(a) 09/19/23	2.485%	10,340,000	10,256,122
Frontier Communications Corp. 09/15/25	11.000%	3,078,000	3,151,564
Koninklijke KPN NV 10/01/30	8.375%	345,000	467,641
Level 3 Financing, Inc. 02/01/23	5.625%	451,000	463,403
05/01/25	5.375%	575,000	583,625
Level 3 Financing, Inc.(a) 03/15/26	5.250%	226,000	229,390
Orange SA(b) 03/01/31	9.000%	2,600,000	4,081,857

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia SpA(a) 05/30/24	5.303%	705,000	714,694
Verizon Communications, Inc. 09/15/23	5.150%	5,029,000	5,752,472
03/15/34	5.050%	3,235,000	3,510,473
08/21/46	4.862%	754,000	798,619
Zayo Group LLC/Capital, Inc. 04/01/23	6.000%	518,000	545,195
05/15/25	6.375%	469,000	493,773
Total			46,490,813
Total Corporate Bonds & Notes (Cost: $1,264,856,860)			1,289,985,432
Residential Mortgage-Backed Securities — Agency(f) 16.5%
Federal Home Loan Mortgage Corp. 04/01/21	9.000%	966	977
03/01/22- 11/01/26	8.500%	67,365	76,378
08/01/24- 02/01/25	8.000%	61,060	67,426
10/01/28- 07/01/32	7.000%	816,698	975,096
10/01/31- 07/01/37	6.000%	2,369,894	2,780,696
04/01/33- 06/01/33	5.500%	1,698,092	1,962,973
01/01/46	3.500%	17,292,828	18,167,777
04/01/46- 06/01/46	4.000%	39,663,267	42,483,445
Federal Home Loan Mortgage Corp.(b)(g) CMO IO STRIPS Series 309 Class S4 08/15/43	5.435%	1,609,265	370,926
CMO IO STRIPS Series 337 Class S1 09/15/44	5.515%	4,415,942	997,317
CMO IO Series 311 Class S1 08/15/43	5.415%	12,449,992	2,494,275
CMO IO Series 326 Class S2 03/15/44	5.415%	11,780,110	2,629,284
Federal Home Loan Mortgage Corp.(g) CMO IO Series 329 Class C5 06/15/43	3.500%	21,115,581	3,361,152
CMO IO Series 4120 Class IA 10/15/42	3.500%	11,110,467	2,007,155
CMO IO Series 4176 Class BI 03/15/43	3.500%	3,716,531	688,139
CMO IO Series 4182 Class DI 05/15/39	3.500%	12,648,884	1,233,670
Federal National Mortgage Association 09/01/18	10.000%	6,349	6,515
04/01/23	8.500%	6,384	6,463

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/24	9.000%	14,360	15,599
02/01/25- 08/01/27	8.000%	107,911	123,925
03/01/26- 07/01/38	7.000%	2,398,573	2,844,348
04/01/27- 06/01/32	7.500%	213,938	245,157
05/01/29- 08/01/38	6.000%	14,167,866	16,359,819
12/01/30- 12/01/43	3.000%	41,529,870	43,067,292
01/01/31	2.500%	9,889,435	10,203,479
03/01/33- 01/01/40	5.500%	5,895,267	6,739,403
08/01/40- 05/01/41	5.000%	14,570,521	16,163,960
10/01/40- 07/01/41	4.500%	9,368,214	10,246,840
05/01/43- 03/01/46	3.500%	58,124,020	61,312,370
08/01/43	4.000%	12,747,916	13,719,446
CMO Series 1988-4 Class Z 03/25/18	9.250%	3,042	3,108
Federal National Mortgage Association(b) 06/01/32	2.290%	3,705	3,716
07/01/37	5.964%	119,133	119,407
Federal National Mortgage Association(b)(g) CMO IO Series 2013-101 Class CS 10/25/43	5.366%	6,777,066	1,657,514
CMO IO Series 2013-107 Class SB 02/25/43	5.416%	7,088,912	1,677,616
CMO IO Series 2014-93 Class ES 01/25/45	5.616%	3,890,127	893,013
CMO IO Series 2016-31 Class VS 06/25/46	5.466%	3,845,806	771,862
CMO IO Series 2016-37 Class SA 06/25/46	5.316%	6,813,931	1,672,779
CMO IO Series 2016-39 Class LS 07/25/46	5.466%	14,426,547	3,639,998
CMO IO Series 2016-4 Class BS 02/25/46	5.566%	5,630,568	1,428,535
CMO IO Series 2016-45 Class AS 07/25/46	5.466%	5,853,912	1,480,892
CMO IO Series 2016-50 Class GS 08/25/46	5.416%	6,752,773	1,546,835
CMO IO Series 416 Class S1 11/25/42	5.566%	4,138,986	898,633
Federal National Mortgage Association(c) 11/17/31	2.500%	27,000,000	27,782,579
11/17/31- 11/14/46	3.000%	76,855,000	80,136,727
11/14/46	3.500%	42,675,000	44,802,084
11/14/46	4.000%	10,650,000	11,403,820
11/14/46	4.500%	23,375,000	25,548,146

Residential Mortgage-Backed Securities — Agency(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g) CMO IO STRIPS Series 413 Class C39 04/25/41	4.500%	5,830,837	1,079,206
CMO IO Series 2012-118 Class BI 12/25/39	3.500%	6,381,302	752,694
CMO IO Series 2012-148 Class BI 01/25/43	3.500%	15,750,276	2,884,428
Federal National Mortgage Association(h) CMO PO STRIPS Series 43 Class 1 09/25/18	0.000%	665	654
Federal National Mortgage Association(i) 02/01/46	3.500%	27,356,189	28,712,769
Government National Mortgage Association 05/15/17	8.000%	149	150
12/15/23- 07/20/28	7.500%	201,010	229,697
02/15/25	8.500%	21,221	24,811
01/15/30	7.000%	230,657	278,274
Government National Mortgage Association(b) 07/20/25	1.875%	20,406	21,055
Government National Mortgage Association(g) CMO IO Series 2012-38 Class MI 03/20/42	4.000%	8,441,072	1,383,812
CMO IO Series 2014-184 Class CI 11/16/41	3.500%	8,447,265	1,252,515
CMO IO Series 2015-53 Class EI 04/16/45	3.500%	2,207,430	394,605
Total Residential Mortgage-Backed Securities — Agency (Cost: $499,354,971)			503,833,236
Residential Mortgage-Backed Securities — Non-Agency 4.1%
ASG Resecuritization Trust(a)(b) CMO Series 2009-2 Class G70 05/24/36	3.087%	4,335,000	4,330,433
CMO Series 2009-2 Class G75 05/24/36	3.087%	4,335,000	4,351,339
Ajax Mortgage Loan Trust CMO Series 2016-C Class A(a)(e) 10/25/57	4.000%	1,600,000	1,600,000
American Mortgage Trust Series 2093-3 Class 3A(b)(e) 07/27/23	8.188%	2,592	1,571
Angel Oak Mortgage Trust LLC(a) Series 2015-1 11/25/45	4.500%	825,565	830,532
11/25/45	5.500%	1,500,000	1,497,854

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(a) CMO Series 2013-RR2 Class 7A1 07/26/36	3.000%	1,767,686	1,767,686
CMO Series 2013-RR5 Class 1A1 10/26/36	3.500%	2,644,321	2,640,549
CMO Series 2013-RR5 Class 3A1 09/26/36	3.500%	3,668,079	3,671,894
BCAP LLC Trust(a)(b) CMO Series 2012-RR10 Class 9A1 10/26/35	3.071%	797,901	802,057
CMO Series 2012-RR11 Class 2A1 08/26/36	0.645%	1,169,380	1,163,950
CMO Series 2014-RR3 Class 3A1 07/26/36	0.664%	428,333	415,860
Series 2010-RR11 Class 8A1 05/27/37	5.713%	3,085,193	3,104,420
Series 2011-RR5 Class 11A4 05/28/36	0.675%	2,042,988	1,943,919
Bayview Opportunity Master Fund IIA Trust Series 2016-RPL3 Class A1(a) 07/28/31	3.475%	1,832,325	1,835,472
Bayview Opportunity Master Fund Trust CMO Series 2016-LT1 Class A1(a) 10/28/31	3.475%	1,500,000	1,500,000
Bellemeade Re II Ltd. CMO Series 2016-1A Class M2A(a)(b) 04/25/26	5.034%	1,000,000	1,007,404
CAM Mortgage Trust(a) CMO Series 2016-1 Class A 01/15/56	4.000%	1,449,828	1,447,418
CAM Mortgage Trust(a)(b) Series 2015-1 Class A 07/15/64	3.500%	91,618	91,515
COLT LLC CMO Series 15-1 Class A2(a)(b) 12/26/45	4.284%	915,739	913,450
COLT Mortgage Loan Trust CMO Series 2016-1 Class A2(a) 05/25/46	3.500%	895,235	897,473
CSMC Trust CMO Series 2015-RPL1 Class A2(a)(b) 02/25/57	4.677%	1,600,000	1,550,673
Citigroup Mortgage Loan Trust, Inc.(a) CMO Series 15-PS1 Class A1 09/25/42	3.750%	1,933,996	1,994,615
Citigroup Mortgage Loan Trust, Inc.(a)(b) CMO Series 2012-7 Class 12A1 03/25/36	2.921%	989,148	982,062
CMO Series 2012-9 Class 1A1 02/20/36	2.792%	2,099,783	2,093,379

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-2 Class 1A1 11/25/37	3.133%	2,962,540	2,960,448
CMO Series 2014-11 Class 3A3 09/25/36	0.685%	601,000	558,221
CMO Series 2014-12 Class 3A1 10/25/35	3.054%	5,900,600	6,184,651
CMO Series 2014-2 Class 3A3 08/25/37	0.665%	951,928	926,051
CMO Series 2014-C Class A 02/25/54	3.250%	1,132,265	1,085,864
CMO Series 2015-A Class A4 06/25/58	4.250%	3,690,758	3,820,469
CMO Series 2015-A Class B3 06/25/58	4.500%	967,017	932,876
Series 2013-11 Class 3A3 09/25/34	3.071%	830,678	769,265
Citigroup Mortgage Loan Trust, Inc.(a)(g) CMO IO Series 2015-A Class A1IO 06/25/58	1.000%	17,747,442	465,599
Contimortgage Home Equity Loan Trust CMO Series 1996-4 Class A9 (NPFGC) 01/15/28	6.880%	18,490	18,138
Countrywide Home Equity Loan Trust CMO Series 2007-S2 Class A3 (NPFGC) 05/25/37	5.813%	1,200,714	1,198,246
CMO Series 2007-S2 Class A6 (NPFGC) 05/25/37	5.779%	1,020,791	1,016,001
Credit Suisse Mortgage Capital Certificates(a) CMO Series 2010-9R Class 1A5 08/27/37	4.000%	1,000,000	981,144
Credit Suisse Mortgage Capital Certificates(a)(b) CMO Series 2009-14R Class 4A9 10/26/35	3.071%	7,740,000	7,785,962
CMO Series 2011-12R Class 3A1 07/27/36	2.870%	2,516,551	2,485,481
CMO Series 2011-16R Class 7A3 12/27/36	3.249%	642,941	642,252
CMO Series 2011-17R Class 3A1 10/27/35	2.737%	86,663	86,523
CMO Series 2014-RPL4 Class A1 08/25/62	3.625%	8,332,757	8,428,155
CMO Series 2014-RPL4 Class A2 08/25/62	4.790%	3,500,000	3,383,356
Credit Suisse Mortgage Capital Certificates(a)(b)(e) Series 2012-11 Class 3A2 06/29/47	1.524%	694,417	628,049
Credit Suisse Securities (USA) LLC(a) CMO Series 2014-RPL1 Class A3 02/25/54	4.154%	500,000	495,211
Credit Suisse Securities (USA) LLC(a)(b) CMO Series 2014-RPL1 Class A1 02/25/54	3.250%	7,333,530	7,281,116

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust Series 2016-1A Class A2(a) 07/25/46	5.500%	2,383,893	2,365,599
JPMorgan Resecuritization Trust(a) CMO Series 2014-5 Class 6A 09/27/36	4.000%	2,220,700	2,262,706
JPMorgan Resecuritization Trust(a)(b) CMO Series 2014-1 Class 1016 03/26/36	2.902%	4,210,000	4,162,739
Morgan Stanley Re-Remic Trust CMO Series 2010-R1 Class 2B(a)(b) 07/26/35	2.948%	3,028,195	3,012,195
NRPL Trust Series 2014-1A Class A1(a)(b) 04/25/54	3.250%	1,550,729	1,567,720
Nomura Asset Acceptance Corp. Alternative Loan Trust(b) CMO Series 2007-1 Class 1A3 (AGM) 03/25/47	5.957%	334,776	331,463
CMO Series 2007-1 Class 1A4 (AGM) 03/25/47	6.138%	2,121,088	2,099,707
Nomura Resecuritization Trust(a)(b) CMO Series 2012-3R Class 1A1 01/26/37	0.698%	2,115,880	2,064,199
CMO Series 2014-6R Class 3A1 01/26/36	0.785%	4,593,757	4,384,354
Renaissance Home Equity Loan Trust CMO Series 2005-3 Class M2(b) 11/25/35	5.355%	4,537,233	325,567
SGR Residential Mortgage Trust CMO Series 2016-1 Class A1(a) 11/25/46	3.750%	1,400,000	1,397,436
Selene Non-Performing Loans LLC CMO Series 2014-1A Class A(a)(b) 05/25/54	2.981%	363,141	362,412
Sequoia Mortgage Trust CMO Series 2004-6 Class B2(d) 07/20/34	1.846%	791,904	265,377
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A(b) 12/25/34	5.240%	22,976	23,346
VML LLC CMO Series 2014-NPL1 Class A1(a) 04/27/54	3.875%	1,481,392	1,474,720
Vericrest Opportunity Loan Transferee XLVIII LLC Series 2016-NPL8 Class A1(a) 07/25/46	3.500%	961,224	960,913
Vericrest Opportunity Loan Transferee CMO Series 2015-NPL4 Class A1(a) 02/25/55	3.500%	1,003,856	1,004,369

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wedgewood Real Estate Trust CMO Series 2016-1 Class A2(a) 07/15/46	5.000%	1,000,000	996,127
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $127,580,710)			123,629,552
Commercial Mortgage-Backed Securities — Non-Agency 4.6%
American Homes 4 Rent Trust(a) Series 2014-SFR3 Class A 12/17/36	3.678%	1,548,821	1,651,012
Series 2015-SFR2 Class A 10/17/45	3.732%	4,496,729	4,813,663
American Homes 4 Rent(a) Series 2015-SFR1 Class F 04/17/52	5.885%	1,000,000	1,007,818
American Homes 4 Rent(a)(b) Series 2014-SFR1 Class E 06/17/31	3.035%	500,000	493,696
Series 2014-SFR1 Class F 06/17/31	3.785%	1,300,000	1,277,225
B2R Mortgage Trust Series 2015-2 Class E(a)(b) 11/15/48	5.486%	500,000	444,478
BB-UBS Trust Subordinated, Series 2012-SHOW Class D(a)(b) 11/05/36	4.026%	3,000,000	2,991,368
BHMS Mortgage Trust Series 2014-ATLS Class DFX(a)(b) 07/05/33	4.691%	1,500,000	1,441,431
Banc of America Merrill Lynch Re-Remic Trust Series 2015-FR11 Class A705(a)(b) 09/27/44	1.868%	1,000,000	949,275
CGGS Commercial Mortgage Trust Series 2016-RNDA Class AFX(a) 02/10/33	2.757%	11,000,000	11,177,209
Capmark Mortgage Securities, Inc. CMO IO Series 1997-C1 Class X(b)(g) 07/15/29	1.509%	1,565,891	40,245
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class A3 04/10/48	2.935%	2,215,000	2,232,260
Series 2016-P3 Class A3 04/15/49	3.063%	7,800,000	8,005,589
Commercial Mortgage Trust Series 2015-LC19 Class A4 02/10/48	3.183%	2,140,000	2,230,679

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4(b) 06/15/39	5.690%	1,768,484	1,782,864
DBUBS Mortgage Trust Series 2011-LC2A Class A4(a) 07/10/44	4.537%	10,865,000	11,935,346
General Electric Capital Assurance Co. Series 2003-1 Class A5(a) 05/12/35	5.743%	1,936,730	2,075,999
Houston Galleria Mall Trust Series 2015-HGLR Class A1A2(a) 03/05/37	3.087%	3,000,000	3,059,688
Invitation Homes Trust(a)(b) Series 2015-SFR3 Class E 08/17/32	4.285%	3,000,000	3,015,832
Series 2015-SFR3 Class F 08/17/32	5.285%	4,000,000	4,034,598
Subordinated, Series 2014-SFR3 Class F 12/17/31	5.535%	1,000,000	1,005,803
Subordinated, Series 2015-SFR1 Class E 03/17/32	4.735%	2,250,000	2,267,757
Subordinated, Series 2015-SFR2 Class E 06/17/32	3.685%	749,000	748,998
Subordinated, Series 2015-SFR2 Class F 06/17/32	4.235%	800,000	791,911
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class A3 01/15/48	3.231%	765,000	798,325
Series 2015-C27 Class A4 02/15/48	3.179%	3,593,000	3,726,696
Series 2015-C28 Class A4 10/15/48	3.227%	6,510,000	6,765,236
JPMCC Re-REMIC Trust(a)(b) Series 2016-GG10 Class AMA 08/15/45	5.794%	9,500,000	9,594,726
Series 2016-GG10 Class AMB 08/15/45	5.794%	4,000,000	3,979,880
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR1 Class A4B1(a) 03/18/51	1.000%	2,500,000	2,479,807
LB Commercial Mortgage Trust Series 2007-C3 Class AM(b) 07/15/44	5.916%	4,640,000	4,729,517
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3 02/15/40	5.430%	2,326,682	2,340,194
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO(b)(g) 12/15/30	0.905%	1,782,012	12,595

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A3 02/15/48	2.988%	2,560,000	2,593,118
Series 2015-C21 Class A3 03/15/48	3.077%	2,745,000	2,819,856
Morgan Stanley Capital I Trust Series 2014-150E Class A(a) 09/09/32	3.912%	4,080,000	4,417,662
Morgan Stanley Re-Remic Trust(a)(b) Series 2009-GG10 Class A4B 08/12/45	5.794%	4,285,000	4,327,315
Series 2010-GG10 Class A4B 08/15/45	5.794%	2,665,000	2,683,168
ORES NPL LLC Series 2014-LV3 Class A(a) 03/27/24	3.000%	49,498	49,498
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B(a) 12/25/32	5.071%	2,000,000	1,998,831
Rialto Real Estate Fund LP(a) Series 2014-LT5 Class A 05/15/24	2.850%	261,736	261,223
Series 2014-LT6 Class B 09/15/24	5.486%	876,505	875,939
VFC LLC Subordinated, Series 2015-3 Class B(a) 12/20/31	4.750%	468,099	468,005
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5 11/15/47	3.607%	3,180,000	3,394,362
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class A4 02/15/48	3.166%	5,425,000	5,611,663
Series 2015-LC20 Class A4 04/15/50	2.925%	4,460,000	4,542,965
Series 2016-C33 Class A4 03/15/59	3.426%	2,200,000	2,322,225
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $141,319,045)			140,267,550
Asset-Backed Securities — Agency 1.3%
United States Small Business Administration Series 2012-20C Class 1 03/01/32	2.510%	865,348	889,524
Series 2012-20G Class 1 07/01/32	2.380%	1,424,768	1,449,240
Series 2012-20L Class 1 12/01/32	1.930%	1,573,753	1,573,353

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Asset-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-20A Class 1 01/01/33	2.130%	3,725,750	3,751,012
Series 2013-20C Class 1 03/01/33	2.220%	7,586,199	7,645,849
Series 2014-20D Class 1 04/01/34	3.110%	3,456,387	3,623,790
Series 2014-20F Class 1 06/01/34	2.990%	3,877,772	4,014,261
Series 2015-20C Class 1 03/01/35	2.720%	1,428,995	1,487,132
Series 2016-20F Class 1 06/01/36	2.180%	14,000,000	13,967,605
Total Asset-Backed Securities — Agency (Cost: $37,796,252)			38,401,766
Asset-Backed Securities — Non-Agency 14.3%
A Voce CLO Ltd. Series 2014-1A Class A1B(a)(b) 07/15/26	2.340%	4,690,000	4,679,504
ARI Fleet Lease Trust Series 2014-A Class A2(a) 11/15/22	0.810%	264,547	264,304
Ally Master Owner Trust Series 2014-5 Class A1(b) 10/15/19	1.025%	1,590,000	1,590,350
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2B(b) 10/08/19	1.229%	2,516,612	2,521,175
Apidos CLO XIX Series 2014-19A Class A2(a)(b) 10/17/26	2.130%	16,500,000	16,814,655
Apidos CLO XXII Series 2015-22A Class D(a)(b) 10/20/27	6.881%	1,000,000	918,521
Ares XXX CLO Ltd. Series 2014-30A Class A2(a)(b) 04/20/23	1.731%	2,549,469	2,539,149
Ascentium Equipment Receivables LLC Series 2015-2A Class A2(a) 12/11/17	1.570%	1,581,027	1,581,560
Avery Point VII CLO Ltd.(a)(b) 01/15/28	7.480%	1,400,000	1,334,266
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A Class A(a) 12/20/21	2.630%	6,385,000	6,440,764
BMW Floorplan Master Owner Trust Series 2015-1A Class A(a)(b) 07/15/20	1.035%	1,200,000	1,202,112

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BMW Vehicle Owner Trust Series 2013-A Class A3 11/27/17	0.670%	104,489	104,470
Barclays Dryrock Issuance Trust Series 2014-1 Class A(b) 12/16/19	0.895%	5,140,000	5,141,541
CNH Equipment Trust Series 2015-B Class A3 07/15/20	1.370%	1,135,000	1,137,130
Cabela's Credit Card Master Note Trust Series 2015-2 Class A1 07/17/23	2.250%	5,640,000	5,744,161
Cabela's Credit Card Master Note Trust(a)(b) Series 2012-1A Class A2 02/18/20	1.065%	2,010,000	2,010,943
Cabela's Credit Card Master Note Trust(b) Series 2014-1 Class A 03/16/20	0.885%	1,820,000	1,819,387
CarMax Auto Owner Trust Series 2016-4 Class A2 11/15/19	1.210%	3,895,000	3,891,817
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class D(a)(b) 04/20/27	8.232%	1,200,000	1,204,898
Chase Issuance Trust Series 2016-A7 Class A7 09/16/19	1.060%	10,300,000	10,297,661
Chesapeake Funding II LLC Series 2016-2A Class A2(a)(b) 06/15/28	1.535%	5,200,000	5,224,719
Chesapeake Funding LLC(a)(b) Series 2013-1A Class A 01/07/25	0.976%	654,965	654,880
Series 2014-1A Class A 03/07/26	0.946%	9,235,264	9,232,518
Series 2015-1A Class A 02/07/27	0.965%	2,953,859	2,949,764
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2(a)(c) 01/15/20	1.360%	1,260,000	1,259,871
Conn's Receivables Funding LLC(a) Series 2016-A Class A 04/16/18	4.680%	2,990,369	2,996,687
Series 2016-B Class B 03/15/19	7.340%	3,000,000	3,020,741
Subordinated, Series 2016-A Class B 08/15/18	8.960%	1,000,000	1,008,772
Conseco Financial Corp. Series 1997-6 Class A10 01/15/29	6.870%	14,032	14,016

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DRB Prime Student Loan Trust Series 2016-B Class A2(a) 06/25/40	2.890%	4,098,639	4,067,830
DT Auto Owner Trust Subordinated, Series 2014-1A Class D(a) 01/15/21	3.980%	4,350,000	4,403,521
Dell Equipment Finance Trust(a) Series 2016-1 Class A2 09/24/18	1.430%	1,720,000	1,719,641
Dell Equipment Finance Trust(a)(b) Series 2015-2 Class A2B 12/22/17	1.424%	1,118,480	1,120,552
Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR(a)(b) 11/15/23	2.107%	5,405,000	5,393,649
Enterprise Fleet Financing LLC(a) Series 2015-1 Class A2 09/20/20	1.300%	3,908,720	3,906,304
Series 2015-2 Class A2 02/22/21	1.590%	3,644,772	3,644,944
Series 2016-2 Class A2 02/22/22	1.740%	2,800,000	2,804,906
Exeter Automobile Receivables Trust Subordinated, Series 2013-2A Class D(a) 08/17/20	6.810%	1,900,000	1,966,976
Ford Credit Auto Owner Trust 12/15/18	1.120%	852,851	853,092
Ford Credit Auto Owner Trust(a) Series 2014-2 Class A 04/15/26	2.310%	5,420,000	5,530,406
Series 2015-1 Class A 07/15/26	2.120%	17,096,000	17,349,829
Series 2015-2 Class A 01/15/27	2.440%	5,695,000	5,831,548
Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A(a) 03/15/22	2.090%	8,300,000	8,381,743
GM Financial Automobile Leasing Trust Series 2015-1 Class A2 12/20/17	1.100%	3,880,433	3,880,121
Series 2016-3 Class A2A 02/20/19	1.350%	3,085,000	3,083,836
GMF Floorplan Owner Revolving Trust Series 2016-1 Class A2(a)(b) 05/17/21	1.350%	3,440,000	3,457,365
Golden Credit Card Trust Series 2015-3A Class A(a)(b) 07/15/19	0.955%	5,555,000	5,559,984
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A(a)(b) 04/19/26	2.328%	4,880,000	4,881,118

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2(a) 06/20/17	1.120%	269,228	269,244
Green Tree Agency Advance Funding Trust I Series 2016-T1 Class AT1(a) 10/15/48	2.380%	3,700,000	3,692,156
Harley-Davidson Motorcycle Trust Series 2015-1 Class A3 06/15/20	1.410%	1,780,000	1,784,965
Hertz Fleet Lease Funding LP(a)(b) Series 2013-3 Class A 12/10/27	1.079%	2,413,454	2,414,364
Series 2014-1 Class A 04/10/28	0.929%	1,610,246	1,610,753
Series 2015-1 Class A 07/10/29	1.099%	7,033,537	7,047,450
Series 2016-1 Class A1 04/10/30	1.618%	9,335,000	9,355,475
Hertz Vehicle Financing II LP Series 2015-3A Class A(a) 09/25/21	2.670%	2,870,000	2,882,279
Hertz Vehicle Financing LLC Series 2016-1A Class A(a) 03/25/20	2.320%	2,600,000	2,607,861
Honda Auto Receivables Owner Trust Series 2013-4 Class A3 09/18/17	0.690%	25,709	25,706
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A(a) 12/15/17	0.950%	2,736,953	2,736,734
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1(a)(b) 03/15/21	1.435%	1,425,000	1,435,026
John Deere Owner Trust Series 2016-A Class A2 10/15/18	1.150%	3,520,000	3,519,503
Kubota Credit Owner Trust Series 2016-1A Class A2(a) 04/15/19	1.250%	2,700,000	2,697,027
Mercedes-Benz Auto Lease Trust Series 2016-B Class A2 01/15/19	1.150%	1,770,000	1,768,811
Mercedes-Benz Master Owner Trust Series 2015-AA Class A(a)(b) 04/15/19	0.855%	9,420,000	9,425,256
NRZ Excess Spread-Collateralized Notes Series 2016-PLS2 Class A(a) 07/25/21	5.683%	979,367	979,367
New York City Tax Lien Trust(a) Series 2015-A Class A 11/10/28	1.340%	1,113,644	1,111,389

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-A Class A 11/10/29	1.470%	3,060,000	3,053,314
Nissan Auto Lease Trust Series 2016-B Class A2A 12/17/18	1.260%	3,890,000	3,888,821
Nissan Auto Receivables Owner Trust Series 2015-A Class A1(b) 01/15/20	0.935%	5,895,000	5,900,718
OZLM VII Ltd. Series 2014-7A Class A1A(a)(b) 07/17/26	2.300%	10,800,000	10,800,616
Oak Hill Credit Partners X Ltd. Series 2014-10A Class A(a)(b) 07/20/26	2.351%	5,570,000	5,570,440
Octagon Investment Partners 24 Ltd. Series 2015-1A Class A1(a)(b) 05/21/27	2.261%	12,000,000	11,985,876
Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A(a)(b) 04/15/26	2.400%	1,540,000	1,541,234
Octagon Investment Partners XXI Ltd.(a)(b) Series 2014-1A Class A1A 11/14/26	2.287%	1,600,000	1,599,994
Series 2014-1A Class A1B 11/14/26	2.567%	9,200,000	9,199,209
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1(a)(b) 11/25/25	6.132%	1,000,000	887,006
Ocwen Master Advance Receivables Trust Series 2016-T1 Class AT1(a) 08/17/48	2.521%	7,500,000	7,488,281
OneMain Direct Auto Receivables Trust Series 2016-1A Class A(a) 01/15/21	2.040%	4,222,959	4,233,808
OneMain Financial Issuance Trust(a) Series 2015-1A Class A 03/18/26	3.190%	5,085,000	5,139,588
Series 2015-2A Class A 07/18/25	2.570%	11,165,000	11,201,817
SMART ABS Series Trust Series 2015-3US Class A2B(b) 04/16/18	1.285%	2,215,690	2,215,206
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2(a) 01/15/47	2.620%	3,825,000	3,826,197
Seneca Park CLO Ltd. Series 2014-1A Class D(a)(b) 07/17/26	4.380%	500,000	483,454

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Timeshare Receivables Funding LLC Series 2016-2A Class A(a) 07/20/33	2.330%	3,260,633	3,248,406
SoFi Professional Loan Program LLC(a) Series 2016-A 12/26/36	2.760%	6,957,885	7,106,267
SoFi Professional Loan Program LLC(a)(e)(j) Series 2015-D Class RC 10/26/37	0.000%	1	725,096
Series 2016-A Class RPO 01/25/38	0.000%	3	2,076,745
Series 2016-B Class RC 04/25/37	0.000%	1	567,222
Symphony CLO V Ltd. Series 2007-5A Class A1(a)(b) 01/15/24	1.630%	9,959,851	9,883,030
TAL Advantage V LLC Series 2014-2A Class A1(a) 05/20/39	1.700%	1,434,953	1,415,944
VSE VOI Mortgage LLC Series 2016-A Class A(a) 07/20/33	2.540%	6,125,227	6,134,173
Venture XI CLO Ltd. Series 2012-11A Class AR(a)(b) 11/14/22	2.117%	9,475,000	9,473,446
Volkswagen Auto Lease Trust Series 2015-A Class A2B(b) 06/20/17	0.846%	300,748	300,781
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3 04/20/18	0.700%	1,728,887	1,727,647
Voya Ltd. Series 2012-4A Class A1R(a)(b)(e) 10/15/28	2.330%	10,000,000	10,000,000
Wells Fargo Dealer Floorplan Master Note Trust(b) Series 2012-2 Class A 04/22/19	1.276%	4,480,000	4,488,278
Series 2014-1 Class A 07/20/19	0.906%	7,625,000	7,612,550
Series 2015-1 Class A 01/20/20	1.026%	7,845,000	7,827,444
Wheels SPV 2 LLC Series 2015-1A Class A2(a) 04/22/24	1.270%	2,100,280	2,100,731
World Financial Network Credit Card Master Trust Series 2012-D Class A 04/17/23	2.150%	11,475,000	11,638,296
Series 2015-B Class A 06/17/24	2.550%	10,735,000	11,045,103
Series 2015-C Class A 03/15/21	1.260%	1,555,000	1,555,845

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3 10/15/18	1.540%	6,015,000	6,032,328
Total Asset-Backed Securities — Non-Agency (Cost: $431,747,352)			434,775,978
U.S. Treasury Obligations 18.4%
U.S. Treasury 11/15/16	0.625%	6,000,000	6,000,876
12/31/16	0.875%	139,750,000	139,889,890
10/31/18	0.750%	46,808,000	46,712,933
10/15/19	1.000%	17,865,000	17,865,697
10/31/21	1.250%	155,914,000	155,451,130
10/31/23	1.625%	17,235,000	17,235,000
08/15/26	1.500%	79,135,300	76,773,586
05/15/46	2.500%	57,610,800	56,555,370
U.S. Treasury(j) STRIPS 05/15/43	0.000%	53,889,000	26,620,950
11/15/43	0.000%	33,130,000	16,339,882
Total U.S. Treasury Obligations (Cost: $557,479,184)			559,445,314
U.S. Government & Agency Obligations 0.7%
Residual Funding Corp.(j) STRIPS 01/15/30	0.000%	22,716,000	15,937,387
04/15/30	0.000%	8,705,000	6,068,630
Total U.S. Government & Agency Obligations (Cost: $21,039,699)			22,006,017
Foreign Government Obligations(k) 1.2%
CHILE 0.1%
Chile Government International Bond 10/30/22	2.250%	2,900,000	2,917,400
COLOMBIA 0.1%
Colombia Government International Bond 01/18/41	6.125%	1,697,000	1,958,511
FRANCE 0.5%
Electricite de France SA(a) 10/13/55	5.250%	17,091,000	17,323,609
Foreign Government Obligations(k) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEXICO 0.2%
Mexico Government International Bond 03/15/22	3.625%	4,114,000	4,299,130
03/08/44	4.750%	2,105,000	2,099,738
Total			6,398,868
PANAMA 0.1%
Panama Government International Bond 01/26/36	6.700%	1,635,000	2,172,506
PERU 0.1%
Peruvian Government International Bond 03/14/37	6.550%	1,725,000	2,363,250
PHILIPPINES —%
Philippine Government International Bond 10/23/34	6.375%	525,000	731,305
QATAR 0.1%
Nakilat, Inc.(a) 12/31/33	6.067%	2,293,000	2,751,439
Total Foreign Government Obligations (Cost: $34,644,678)			36,616,888
Municipal Bonds 1.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
CALIFORNIA 0.5%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009 07/01/34	5.750%	11,150,000	14,475,376
ILLINOIS 0.2%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010 11/01/40	6.742%	1,520,000	1,990,744
City of Chicago Unlimited General Obligation Bonds Taxable Project Series 2011-C1 01/01/35	7.781%	1,090,000	1,209,159
Unlimited General Obligation Refunding Bonds Taxable Series 2014B 01/01/44	6.314%	2,530,000	2,457,566

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Taxable Bonds Series 2015B 01/01/33	7.375%	835,000	897,800
Total			6,555,269
OHIO 0.3%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013B 01/01/35	4.532%	8,565,000	9,700,890
PUERTO RICO 0.2%
Puerto Rico Sales Tax Financing Corp.(l) Revenue Bonds 1st Senior Series 2009C 08/01/57	5.750%	1,010,000	726,210
Subordinated Revenue Bonds 1st Series 2009A-1 08/01/43	5.250%	4,335,000	2,167,934
1st Series 2009B 08/01/44	6.500%	1,020,000	549,443
1st Series 2010C 08/01/41	5.250%	5,075,000	2,538,211
Total			5,981,798
Total Municipal Bonds (Cost: $33,291,903)			36,713,333
Preferred Debt 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANKING 0.8%
M&T Bank Corp.(b) 12/31/49	6.375%	7,243	7,835,369
12/31/49	6.375%	1,660	1,796,195
State Street Corp.(b) 12/31/49	5.350%	129,765	3,473,809
12/31/49	5.900%	96,890	2,717,764
Wells Fargo & Co. 12/31/49	7.500%	7,000	9,135,000
Total			24,958,137
PROPERTY & CASUALTY 0.1%
Allstate Corp. (The)(b) 01/15/53	5.100%	61,205	1,643,966
Total Preferred Debt (Cost: $24,621,784)			26,602,103

Senior Loans 0.1%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CONSUMER PRODUCTS —%
Serta Simmons Holdings, LLC 2nd Lien Term Loan(b)(c)(m) 11/07/24	9.000%	851,580	857,439
DIVERSIFIED MANUFACTURING 0.1%
Accudyne Industries Borrower SCA/LLC Term Loan(b)(m) 12/13/19	4.000%	690,000	633,365
Manitowoc Foodservice, Inc. Tranche B Term Loan(b)(m) 03/03/23	5.750%	364,892	369,683
Total			1,003,048
ELECTRIC —%
Dynegy Finance IV, Inc. Term Loan(b)(m) 06/27/23	5.000%	633,000	634,583
INDEPENDENT ENERGY —%
Chesapeake Energy Corp. Tranche A Term Loan(b)(c)(m) 08/23/21	8.500%	440,904	470,943
MEDIA AND ENTERTAINMENT —%
UFC Holdings LLC(b)(m) 1st Lien Term Loan 08/18/23	5.000%	196,000	197,501
2nd Lien Term Loan 08/18/24	8.500%	61,000	61,915
Total			259,416
TECHNOLOGY —%
Ancestry.com Operations, Inc. 2nd Lien Term Loan(b)(c)(m) 10/14/24	9.250%	160,485	162,491
Kronos, Inc. 2nd Lien Term Loan(b)(c)(m) 10/18/24	9.250%	226,000	232,748
Total			395,239
Total Senior Loans (Cost: $3,532,682)			3,620,668

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Common Stocks —%

Issuer	Shares	Value ($)
FINANCIALS —%
Insurance —%
WMI Holdings Corp. Escrow(e)(n)(o)	2,725	—
WMIH Corp.(o)	54,217	113,856
Total		113,856
Total		113,856
INDUSTRIALS —%
Airlines —%
United Continental Holdings, Inc.(o)	1,493	83,951
Total Common Stocks (Cost: $1,511,104)		197,807

Options Purchased Puts 0.1%

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(p)	35,000,000	1.50	08/25/17	430,990

Options Purchased Puts (continued)

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value ($)
Put — OTC 5-Year Interest Rate Swap(p)	20,000,000	2.00	12/12/16	520
Put — OTC 5-Year Interest Rate Swap(p)	175,000,000	2.00	07/16/18	2,019,920
Total Options Purchased Puts (Cost: $2,402,125)				2,451,430

Money Market Funds 0.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.463%(q)(r)	5,852,740	5,852,740
Total Money Market Funds (Cost: $5,852,740)		5,852,740
Total Investments (Cost: $3,187,031,089)		3,224,399,814
Other Assets & Liabilities, Net		(178,735,460)
Net Assets		3,045,664,354

At October 31, 2016, securities and cash totaling $23,774,890 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at October 31, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	11/18/2016	839,000	EUR	924,075	USD	2,472	—

Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	149	USD	17,998,734	12/2016	—	(3,760)
U.S. Treasury 5-Year Note	141	USD	17,032,359	12/2016	—	(98,258)
U.S. Treasury 5-Year Note	1,627	USD	196,536,516	12/2016	—	(925,929)
U.S. Ultra Bond	14	USD	2,463,125	12/2016	—	(29)
Total			234,030,734		—	(1,027,976)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Futures Contracts Outstanding at October 31, 2016 (continued)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(51)	USD	(8,298,656)	12/2016	71,619	—
U.S. Long Bond	(3)	USD	(488,156)	12/2016	15,650	—
U.S. Treasury 10-Year Note	(117)	USD	(15,166,125)	12/2016	3,463	—
U.S. Treasury 10-Year Note	(13)	USD	(1,685,125)	12/2016	—	(2,260)
U.S. Treasury 2-Year Note	(196)	USD	(42,755,563)	12/2016	60,946	—
U.S. Treasury 2-Year Note	(146)	USD	(31,848,531)	12/2016	21,371	—
U.S. Treasury 2-Year Note	(70)	USD	(15,269,844)	12/2016	19,554	—
U.S. Treasury Ultra 10-Year Note	(141)	USD	(19,953,703)	12/2016	267,036	—
U.S. Treasury Ultra 10-Year Note	(14)	USD	(1,981,219)	12/2016	41,316	—
Total			(137,446,922)		500,955	(2,260)

Credit Default Swap Contracts Outstanding at October 31, 2016
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	American International Group, Inc.	06/20/2021	1.000	USD	7,555,000	(93,342)	—	(63,641)	(8,814)	—	(38,515)
Barclays	Electricite de France SA	06/20/2021	1.000	USD	4,600,000	(61,893)	—	(46,912)	(5,367)	—	(20,348)
Barclays	Electricite de France SA	06/20/2021	1.000	USD	6,110,000	(82,211)	—	(75,947)	(7,128)	—	(13,392)
Barclays	Home Depot, Inc.	12/20/2021	1.000	USD	21,280,000	(758,028)	—	(741,996)	(24,827)	—	(40,859)
Barclays	International Business Machines Corp.	06/20/2021	1.000	USD	3,070,000	(70,513)	—	(57,525)	(3,582)	—	(16,570)
Barclays	McDonald's Corp.	12/20/2021	1.000	USD	2,480,000	(79,211)	—	(65,105)	(2,893)	—	(16,999)
Barclays	Morgan Stanley	12/20/2021	1.000	USD	6,060,000	(37,536)	—	(20,537)	(7,070)	—	(24,069)
Citi	American International Group, Inc.	06/20/2021	1.000	USD	7,695,000	(95,071)	—	(61,370)	(8,978)	—	(42,679)
Citi	American International Group, Inc.	06/20/2021	1.000	USD	7,690,000	(95,009)	—	(64,749)	(8,972)	—	(39,232)
Citi	Bank of America Corp.	06/20/2021	1.000	USD	6,085,000	(76,928)	—	(56,554)	(7,099)	—	(27,473)
Citi	Bank of America Corp.	06/20/2021	1.000	USD	6,145,000	(77,687)	—	(43,557)	(7,169)	—	(41,299)
Citi	D.R. Horton, Inc.	06/20/2021	1.000	USD	7,830,000	38,142	20,599	—	(9,135)	8,408	—
Citi	Energy Transfer Partners, LP	12/20/2021	1.000	USD	1,520,000	62,203	61,565	—	(1,773)	—	(1,135)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2016
Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	Energy Transfer Partners, LP	12/20/2021	1.000	USD	3,040,000	124,407	113,574	—	(3,547)	7,286	—
Citi	Ford Motor Credit Co. LLC	12/20/2021	5.000	USD	3,030,000	(521,056)	—	(513,859)	(17,675)	—	(24,872)
Citi	Goldman Sachs Group, Inc.	12/20/2021	1.000	USD	9,580,000	(40,318)	23,117	—	(11,177)	—	(74,612)
Citi	Home Depot, Inc.	06/20/2021	1.000	USD	15,435,000	(521,771)	—	(478,418)	(18,008)	—	(61,361)
Citi	International Business Machines Corp.	06/20/2021	1.000	USD	3,040,000	(69,824)	—	(55,666)	(3,547)	—	(17,705)
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	30,370,000	2,024,512	1,931,914	—	(35,432)	57,166	—
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	21,245,000	1,416,225	1,357,041	—	(24,786)	34,398	—
Citi	Nordstrom, Inc.	06/20/2021	1.000	USD	7,630,000	146,121	295,215	—	(8,902)	—	(157,996)
Citi	Nordstrom, Inc.	06/20/2021	1.000	USD	6,125,000	117,299	258,171	—	(7,146)	—	(148,018)
Citi	Sherwin- Williams Co. (The)	12/20/2021	1.000	USD	6,065,000	(29,410)	—	(50,254)	(7,076)	13,768	—
Citi	Viacom, Inc.	06/20/2021	1.000	USD	9,215,000	(111,335)	197,711	—	(10,751)	—	(319,797)
Credit Suisse	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	1,535,000	(11,435)	12,049	—	(1,791)	—	(25,275)
Goldman Sachs International	Barclays Bank, PLC	12/20/2020	1.000	USD	16,420,000	(96,050)	—	(272,537)	(19,157)	157,330	—
Goldman Sachs International	Citigroup, Inc.	12/20/2021	1.000	USD	27,350,000	(282,435)	—	(226,579)	(31,908)	—	(87,764)
Goldman Sachs International	Citigroup, Inc.	12/20/2021	1.000	USD	3,035,000	(31,341)	—	(19,176)	(3,541)	—	(15,706)
Goldman Sachs International	D.R. Horton, Inc.	06/20/2021	1.000	USD	16,540,000	80,570	14,511	—	(19,297)	46,762	—
Goldman Sachs International	Electricite de France SA	06/20/2021	1.000	USD	16,860,000	(226,855)	—	(209,654)	(19,670)	—	(36,871)
Goldman Sachs International	Energy Transfer Partners, LP	12/20/2021	1.000	USD	4,560,000	186,609	149,675	—	(5,320)	31,614	—
Goldman Sachs International	Energy Transfer Partners, LP	12/20/2021	1.000	USD	1,520,000	62,202	56,841	—	(1,773)	3,588	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2016
Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	HSBC Holdings PLC	12/20/2020	1.000	USD	6,250,000	58,874	382,274	—	(7,292)	—	(330,692)
Goldman Sachs International	Lloyds Bank	12/20/2020	1.000	USD	3,125,000	70,271	161,027	—	(3,646)	—	(94,402)
Goldman Sachs International	McDonald's Corp.	12/20/2021	1.000	USD	10,640,000	(339,840)	—	(300,406)	(12,413)	—	(51,847)
Goldman Sachs International	Morgan Stanley	12/20/2021	1.000	USD	22,795,000	(141,193)	—	(55,197)	(26,594)	—	(112,590)
Goldman Sachs International	Morgan Stanley	12/20/2021	1.000	USD	16,770,000	(103,874)	—	(30,472)	(19,565)	—	(92,967)
Goldman Sachs International	Textron, Inc.	12/20/2021	1.000	USD	13,695,000	(33,134)	—	—	(15,978)	—	(49,112)
Goldman Sachs International	Valero Energy Corp.	12/20/2021	1.000	USD	3,025,000	52,039	71,582	—	(3,529)	—	(23,072)
Goldman Sachs International	Walt Disney Co. (The)	12/20/2021	1.000	USD	7,605,000	(274,941)	—	(277,030)	(8,873)	—	(6,784)
Goldman Sachs International	Weyerhaeuser Co.	06/20/2021	1.000	USD	3,070,000	(47,242)	—	(40,952)	(3,582)	—	(9,872)
JPMorgan	American International Group, Inc.	06/20/2021	1.000	USD	6,085,000	(75,180)	—	(48,416)	(7,099)	—	(33,863)
JPMorgan	Bank of America Corp.	06/20/2021	1.000	USD	10,630,000	(134,387)	—	(89,359)	(12,402)	—	(57,430)
JPMorgan	Barclays Bank PLC	06/20/2021	1.000	USD	3,080,000	137,497	238,009	—	(3,593)	—	(104,105)
JPMorgan	Campbell Soup Co.	06/20/2021	1.000	USD	7,655,000	(215,256)	—	(193,485)	(8,931)	—	(30,702)
JPMorgan	Energy Transfer Partners, LP	12/20/2021	1.000	USD	1,520,000	62,202	66,997	—	(1,773)	—	(6,568)
JPMorgan	General Mills, Inc.	06/20/2021	1.000	USD	3,060,000	(91,326)	—	(86,953)	(3,570)	—	(7,943)
JPMorgan	Goldman Sachs Group, Inc.	12/20/2021	1.000	USD	43,480,000	(182,986)	—	(84,281)	(50,727)	—	(149,432)
JPMorgan	International Business Machines Corp.	06/20/2021	1.000	USD	6,085,000	(139,763)	—	(105,799)	(7,099)	—	(41,063)
JPMorgan	Lloyds Bank	06/20/2021	1.000	USD	1,540,000	47,405	80,061	—	(1,797)	—	(34,453)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2016
Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	9,110,000	607,286	581,299	—	(10,628)	15,359	—
JPMorgan	McDonald's Corp.	12/20/2021	1.000	USD	9,120,000	(291,291)	—	(262,144)	(10,640)	—	(39,787)
JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	1,540,000	127,317	121,424	—	(1,797)	4,096	—
JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	3,125,000	258,353	251,148	—	(3,646)	3,559	—
JPMorgan	Sherwin- Williams Co. (The)	12/20/2021	1.000	USD	1,515,000	(7,346)	—	(13,308)	(1,768)	4,194	—
JPMorgan	Toll Brothers, Inc.	06/20/2021	1.000	USD	17,760,000	492,921	657,724	—	(20,720)	—	(185,523)
Morgan Stanley	American International Group, Inc.	06/20/2021	1.000	USD	3,040,000	(37,558)	—	(29,626)	(3,547)	—	(11,479)
Morgan Stanley	Eaton Corp. PLC	06/20/2021	1.000	USD	3,060,000	(69,905)	—	(62,571)	(3,570)	—	(10,904)
Morgan Stanley	Ford Motor Credit Co. LLC	12/20/2021	5.000	USD	6,070,000	(1,043,832)	—	(1,036,563)	(35,408)	—	(42,677)
Morgan Stanley	Ford Motor Credit Co. LLC	12/20/2021	5.000	USD	1,515,000	(260,527)	—	(258,716)	(8,838)	—	(10,649)
Morgan Stanley	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	4,595,000	(34,232)	51,979	—	(5,361)	—	(91,572)
Morgan Stanley	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	3,075,000	(22,908)	1,352	—	(3,588)	—	(27,848)
Morgan Stanley	International Business Machines Corp.	06/20/2021	1.000	USD	6,080,000	(139,649)	—	(111,332)	(7,093)	—	(35,410)
Morgan Stanley	Nucor Corp.	06/20/2021	1.000	USD	8,560,000	(9,815)	92,564	—	(9,987)	—	(112,366)
Morgan Stanley	Valero Energy Corp.	06/20/2021	1.000	USD	3,040,000	25,602	110,994	—	(3,547)	—	(88,939)
Morgan Stanley	Valero Energy Corp.	06/20/2021	1.000	USD	6,150,000	51,793	194,299	—	(7,175)	—	(149,681)
Morgan Stanley	Valero Energy Corp.	06/20/2021	1.000	USD	4,615,000	38,866	151,533	—	(5,384)	—	(118,051)
Total							7,706,249	(6,210,646)		387,528	(3,454,330)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Cleared Credit Default Swap Contracts Outstanding at October 31, 2016
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	42,130,000	—	(7,574)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	48,705,000	—	(26,553)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	EUR	15,300,000	—	(642,019)
Total						—	(676,146)

Credit Default Swap Contracts Outstanding at October 31, 2016
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Anadarko Petroleum Corp.	12/20/2020	1.000	1.463	USD	(6,235,000)	(114,776)	—	(514,808)	7,274	407,306	—
Barclays	Anadarko Petroleum Corp.	06/20/2021	1.000	1.636	USD	(3,080,000)	(86,344)	—	(314,743)	3,593	231,992	—
Barclays	Bank of America Corp.	06/20/2018	1.000	0.363	USD	(15,565,000)	162,819	154,388	—	18,159	26,590	—
Barclays	Canadian Natural Resources Ltd.	12/20/2020	1.000	1.395	USD	(3,120,000)	(49,112)	—	(317,457)	3,640	271,985	—
Barclays	Citigroup, Inc.	06/20/2018	1.000	0.365	USD	(15,340,000)	159,783	127,167	—	17,897	50,513	—
Citi	Eastman Chemical Co.	12/20/2021	1.000	0.874	USD	(7,580,000)	47,476	—	(14,645)	8,843	70,964	—
Citi	Ford Motor Co.	12/20/2021	5.000	1.777	USD	(3,030,000)	473,236	463,092	—	17,675	27,819	—
Citi	Plains All American Pipeline LP	12/20/2021	1.000	1.842	USD	(3,040,000)	(123,012)	—	(134,010)	3,547	14,545	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.453	USD	(7,500,000)	(628,125)	—	(580,278)	4,375	—	(43,472)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.453	USD	(7,500,000)	(628,125)	—	(653,653)	4,375	29,903	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2016
Sell Protection (continued)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.631	USD	(3,100,000)	(250,422)	—	(272,134)	1,808	23,520	—
Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.453	USD	(3,200,000)	(268,000)	—	(394,061)	1,867	127,928	—
Goldman Sachs International	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.453	USD	(3,200,000)	(268,000)	—	(397,656)	1,867	131,523	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2021	1.000	1.775	USD	(3,025,000)	(113,146)	—	(117,186)	3,529	7,569	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	1.463	USD	(3,120,000)	(57,434)	—	(283,327)	3,640	229,533	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	1.463	USD	(3,120,000)	(57,434)	—	(282,892)	3,640	229,098	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	1.463	USD	(7,790,000)	(143,400)	—	(604,609)	9,088	470,297	—
Goldman Sachs International	Citigroup, Inc.	06/20/2018	1.000	0.365	USD	(7,800,000)	81,246	58,206	—	9,100	32,140	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.631	USD	(6,400,000)	(516,999)	—	(528,379)	3,733	15,113	—
JPMorgan	Anadarko Petroleum Corp.	06/20/2021	1.000	1.636	USD	(3,050,000)	(85,503)	—	(246,201)	3,558	164,256	—
JPMorgan	Bank of America Corp.	06/20/2018	1.000	0.363	USD	(23,480,000)	245,614	202,140	—	27,393	70,867	—
JPMorgan	Bank of America Corp.	06/20/2021	1.000	0.720	USD	(15,280,000)	193,174	90,804	—	17,827	120,197	—
JPMorgan	Berkshire Hathaway, Inc.	06/20/2021	1.000	0.766	USD	(9,200,000)	97,514	24,419	—	10,733	83,828	—
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.365	USD	(7,825,000)	81,506	69,933	—	9,129	20,702	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2016
Sell Protection (continued)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.365	USD	(23,350,000)	243,217	239,288	—	27,242	31,171	—
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.365	USD	(15,280,000)	159,158	144,112	—	17,827	32,873	—
JPMorgan	FedEx Corp.	06/20/2021	1.000	0.414	USD	(3,040,000)	81,268	72,311	—	3,547	12,504	—
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.453	USD	(3,000,000)	(251,250)	—	(267,087)	1,750	17,587	—
JPMorgan	Plains All American Pipeline LP	06/20/2021	1.000	1.715	USD	(1,565,000)	(49,125)	—	(191,817)	1,826	144,518	—
JPMorgan	Plains All American Pipeline LP	06/20/2021	1.000	1.715	USD	(1,555,000)	(48,810)	—	(163,980)	1,814	116,984	—
JPMorgan	Plains All American Pipeline, LP	06/20/2021	1.000	1.715	USD	(1,555,000)	(48,811)	—	(234,014)	1,814	187,017	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	1.463	USD	(6,445,000)	(118,641)	—	(482,143)	7,519	371,021	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	1.463	USD	(6,435,000)	(118,457)	—	(576,427)	7,508	465,478	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	1.463	USD	(4,740,000)	(87,255)	—	(635,645)	5,530	553,920	—
Morgan Stanley	Bank of America Corp.	06/20/2018	1.000	0.363	USD	(7,800,000)	81,593	56,930	—	9,100	33,763	—
Morgan Stanley	Bank of America Corp.	06/20/2018	1.000	0.363	USD	(7,875,000)	82,377	62,639	—	9,188	28,926	—
Morgan Stanley	Canadian Natural Resources Ltd.	06/20/2021	1.000	1.578	USD	(1,560,000)	(39,853)	—	(108,079)	1,820	70,046	—
Morgan Stanley	Enterprise Products Partners LP	06/20/2021	1.000	1.335	USD	(9,370,000)	(139,756)	—	(445,876)	10,932	317,052	—
Morgan Stanley	Enterprise Products Partners, LP	06/20/2021	1.000	1.335	USD	(9,335,000)	(139,234)	—	(702,719)	10,891	574,376	—
Morgan Stanley	Ford Motor Co.	12/20/2021	5.000	1.777	USD	(6,070,000)	948,035	921,643	—	35,408	61,800	—
Morgan Stanley	Ford Motor Co.	12/20/2021	5.000	1.777	USD	(1,515,000)	236,617	230,035	—	8,838	15,420	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.631	USD	(2,300,000)	(185,797)	—	(177,643)	1,342	—	(6,812)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2016
Sell Protection (continued)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.631	USD	(6,000,000)	(484,687)	—	(494,126)	3,500	12,939	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.453	USD	(4,100,000)	(343,375)	—	(474,385)	2,392	133,402	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.453	USD	(2,000,000)	(167,500)	—	(236,602)	1,167	70,269	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.453	USD	(8,500,000)	(711,875)	—	(1,016,032)	4,958	309,115	—
Morgan Stanley	Mondelez International, Inc.	06/20/2021	1.000	0.568	USD	(3,060,000)	60,153	66,077	—	3,570	—	(2,354)
Morgan Stanley	Noble Energy, Inc.	06/20/2021	1.000	1.969	USD	(7,680,000)	(325,569)	—	(498,234)	8,960	181,625	—
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	2.152	USD	(7,625,000)	(420,128)	—	(640,931)	8,896	229,699	—
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	2.152	USD	(7,590,000)	(418,200)	—	(471,250)	8,855	61,905	—
Morgan Stanley	Plains All American Pipeline LP	06/20/2021	1.000	1.715	USD	(4,620,000)	(145,021)	—	(626,321)	5,390	486,690	—
Morgan Stanley	Plains All American Pipeline, LP	06/20/2021	1.000	1.715	USD	(3,115,000)	(97,778)	—	(501,796)	3,634	407,652	—
Morgan Stanley	Plains All American Pipeline, LP	06/20/2021	1.000	1.715	USD	(3,125,000)	(98,093)	—	(431,757)	3,646	337,310	—
Total								2,983,184	(15,032,903)		8,123,250	(52,638)

*Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Cleared Credit Default Swap Contracts Outstanding at October 31, 2016
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 19	12/20/2017	5.000	—	USD	(217,334,400)	1,090,053	—
Morgan Stanley	Markit CDX North America High Yield Index, Series 21	12/20/2018	—	—	USD	(100,992,000)	104,558	—
Total							1,194,611	—

*Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2016, the value of these securities amounted to $866,922,693 or 28.46% of net assets.

(b)  Variable rate security.

(c)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2016, the value of these securities amounted to $541,574, which represents 0.02% of net assets.

(e)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2016, the value of these securities amounted to $15,639,752, which represents 0.51% of net assets.

(f)  Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at October 31, 2016:

Security Description	Principal Amount ($)	Settlement Date	Proceeds Receivable ($)	Value ($)
Government National Mortgage Association 11/21/46 3.5000%	2,000,000	11/21/16	2,117,500	2,118,125

(g)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(h)  Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(i)  This security or a portion of this security has been pledged as collateral in connection with [derivative contracts, To Be Announced securities and securities sold short].

(j)  Zero coupon bond.

(k)  Principal and interest may not be guaranteed by the government.

(l)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2016, the value of these securities amounted to $5,981,798 or 0.20% of net assets.

(m)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(n)  Negligible market value.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Notes to Portfolio of Investments (continued)

(o)  Non-income producing investment.

(p)  Purchased swaption contracts outstanding at October 31, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/14/2021	20,000,000	271,500	520
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	07/18/2023	175,000,000	1,767,500	2,019,920
Put — OTC 5-Year Interest Rate Swap	Citi	3-Month USD LIBOR BBA	Fixed rate of 1.500%	1.500	08/25/2023	35,000,000	363,125	430,990
Total							2,402,125	2,451,430

(q)  The rate shown is the seven-day current annualized yield at October 31, 2016.

(r)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,335,392	582,744,106	(581,226,832)	74	5,852,740	29,711	5,852,740

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

CMO  Collateralized Mortgage Obligation

NPFGC  National Public Finance Guarantee Corporation

PIK  Payment-in-Kind

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

EUR  Euro

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	1,289,944,363	41,069	1,289,985,432
Residential Mortgage-Backed Securities — Agency	—	503,833,236	—	503,833,236
Residential Mortgage-Backed Securities — Non-Agency	—	112,558,288	11,071,264	123,629,552
Commercial Mortgage-Backed Securities — Non-Agency	—	140,267,550	—	140,267,550
Asset-Backed Securities — Agency	—	38,401,766	—	38,401,766
Asset-Backed Securities — Non-Agency	—	416,601,351	18,174,627	434,775,978
U.S. Treasury Obligations	297,085,419	262,359,895	—	559,445,314
U.S. Government & Agency Obligations	—	22,006,017	—	22,006,017
Foreign Government Obligations	—	36,616,888	—	36,616,888
Municipal Bonds	—	36,713,333	—	36,713,333
Preferred Debt	26,602,103	—	—	26,602,103
Senior Loans	—	3,620,668	—	3,620,668
Common Stocks
Financials	113,856	—	—	113,856
Industrials	83,951	—	—	83,951
Total Common Stocks	197,807	—	—	197,807
Options Purchased Puts	—	2,451,430	—	2,451,430
Investments measured at net asset value
Money Market Funds	—	—	—	5,852,740
Total Investments	323,885,329	2,865,374,785	29,286,960	3,224,399,814
Forward Sale Commitments	—	(2,118,125)	—	(2,118,125)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,472	—	2,472
Futures Contracts	500,955	—	—	500,955
Swap Contracts	—	9,705,389	—	9,705,389
Liabilities
Futures Contracts	(1,030,236)	—	—	(1,030,236)
Swap Contracts	—	(4,183,114)	—	(4,183,114)
Total	323,356,048	2,868,781,407	29,286,960	3,227,277,155

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities — Agency ($)	Residential Mortgage- Backed Securities — Non-Agency ($)	Commercial Mortgage- Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of April 30, 2016	41,069	15,149,681	12,863,385	2,932,244	20,522,746	51,509,125
Increase (decrease) in accrued discounts/premiums	—	—	27,005	(248)	934	27,691
Realized gain (loss)	—	—	27,152	60,792	168,821	256,765
Change in unrealized appreciation (depreciation)(a)	—	(35,283)	147,042	(32,920)	602,559	681,398
Sales	—	(15,114,398)	(8,452,439)	(2,959,868)	(14,905,433)	(41,432,138)
Purchases	—	—	8,173,668	—	11,785,000	19,958,668
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	(1,714,549)	—	—	(1,714,549)
Balance as of October 31, 2016	41,069	—	11,071,264	—	18,174,627	29,286,960

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2016 was $734,402, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $50,836 and Asset-Backed Securities — Non-Agency of $683,566.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $3,178,776,224)	$3,216,095,644
Affiliated issuers (identified cost $5,852,740)	5,852,740
Options purchased (identified cost $2,402,125)	2,451,430
Total investments (identified cost $3,187,031,089)	3,224,399,814
Foreign currency (identified cost $157,957)	105,584
Cash collateral held at broker	330,000
Unrealized appreciation on forward foreign currency exchange contracts	2,472
Unrealized appreciation on swap contracts	8,510,778
Premiums paid on outstanding swap contracts	10,689,433
Receivable for:
Investments sold	244,350,128
Investments sold on a delayed delivery basis	101,907,551
Capital shares sold	8,508,085
Dividends	155,965
Interest	19,638,876
Foreign tax reclaims	119,430
Variation margin	2,789,256
Expense reimbursement due from Investment Manager	8,497
Prepaid expenses	22,988
Trustees' deferred compensation plan	188,088
Other assets	36,083
Total assets	3,621,763,028
Liabilities
Forward sale commitments, at value (proceeds receivable $2,117,500)	2,118,125
Due to custodian	52,688
Unrealized depreciation on swap contracts	3,506,968
Premiums received on outstanding swap contracts	21,243,549
Payable for:
Investments purchased	229,933,917
Investments purchased on a delayed delivery basis	305,967,242
Capital shares purchased	5,685,817
Dividend distributions to shareholders	6,592,789
Variation margin	96,588
Interest on forward sale commitments	3,889
Management services fees	119,336
Distribution and/or service fees	35,305
Transfer agent fees	332,083
Plan administration fees	240
Compensation of board members	50,665
Chief compliance officer expenses	187
Other expenses	171,198
Trustees' deferred compensation plan	188,088
Total liabilities	576,098,674
Net assets applicable to outstanding capital stock	$3,045,664,354

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Represented by
Paid-in capital	$2,974,320,953
Undistributed net investment income	9,303,599
Accumulated net realized gain	21,476,838
Unrealized appreciation (depreciation) on:
Investments	37,319,420
Foreign currency translations	(51,451)
Forward sale commitments	(625)
Forward foreign currency exchange contracts	2,472
Futures contracts	(529,281)
Options purchased	49,305
Swap contracts	3,773,124
Total — representing net assets applicable to outstanding capital stock	$3,045,664,354
Class A
Net assets	$960,827,944
Shares outstanding	103,257,333
Net asset value per share	$9.31
Maximum offering price per share(a)	$9.60
Class B
Net assets	$4,164,516
Shares outstanding	447,572
Net asset value per share	$9.30
Class C
Net assets	$56,099,676
Shares outstanding	6,028,792
Net asset value per share	$9.31
Class I
Net assets	$435,301,544
Shares outstanding	46,726,637
Net asset value per share	$9.32
Class K
Net assets	$11,753,405
Shares outstanding	1,263,641
Net asset value per share	$9.30
Class R
Net assets	$2,446,397
Shares outstanding	262,894
Net asset value per share	$9.31

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class R4
Net assets	$10,730,109
Shares outstanding	1,154,599
Net asset value per share	$9.29
Class R5
Net assets	$23,750,662
Shares outstanding	2,555,238
Net asset value per share	$9.29
Class W
Net assets	$517,307,291
Shares outstanding	55,527,894
Net asset value per share	$9.32
Class Y
Net assets	$18,965,190
Shares outstanding	2,036,502
Net asset value per share	$9.31
Class Z
Net assets	$1,004,317,620
Shares outstanding	107,896,534
Net asset value per share	$9.31

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,167,056
Dividends — affiliated issuers	29,711
Interest	56,679,397
Total income	57,876,164
Expenses:
Management services fees	7,591,166
Distribution and/or service fees
Class A	1,232,892
Class B	24,247
Class C	286,717
Class R	5,046
Class W	708,406
Transfer agent fees
Class A	707,213
Class B	3,476
Class C	41,112
Class K	3,019
Class R	1,451
Class R4	6,704
Class R5	5,888
Class W	406,169
Class Z	759,268
Plan administration fees
Class K	15,055
Compensation of board members	41,372
Custodian fees	42,739
Printing and postage fees	152,312
Registration fees	81,028
Audit fees	22,142
Legal fees	40,665
Chief compliance officer expenses	774
Other	45,577
Total expenses	12,224,438
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(502,179)
Expense reductions	(1,960)
Total net expenses	11,720,299
Net investment income	46,155,865
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	54,744,893
Investments — affiliated issuers	74
Foreign currency translations	(18,289)
Forward foreign currency exchange contracts	48,236
Futures contracts	1,305,610
Options purchased	(235,125)
Options contracts written	274,350
Swap contracts	(28,210,404)
Net realized gain	27,909,345
Net change in unrealized appreciation (depreciation) on:
Investments	(349,953)
Foreign currency translations	(9,488)
Forward sale commitments	(625)
Forward foreign currency exchange contracts	2,472
Futures contracts	(1,391,643)
Options purchased	488,376
Options contracts written	43,092
Swap contracts	7,308,755
Net change in unrealized appreciation	6,090,986
Net realized and unrealized gain	34,000,331
Net increase in net assets resulting from operations	$80,156,196

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$46,155,865	$84,277,103
Net realized gain (loss)	27,909,345	(12,864,379)
Net change in unrealized appreciation	6,090,986	10,198,513
Net increase in net assets resulting from operations	80,156,196	81,611,237
Distributions to shareholders
Net investment income
Class A	(12,245,534)	(21,854,015)
Class B	(41,984)	(86,058)
Class C	(496,761)	(652,734)
Class I	(6,221,170)	(8,486,350)
Class K	(153,239)	(228,572)
Class R	(22,765)	(45,010)
Class R4	(127,616)	(171,793)
Class R5	(328,117)	(501,470)
Class W	(7,033,549)	(10,390,799)
Class Y	(260,865)	(409,821)
Class Z	(14,457,646)	(25,015,987)
Net realized gains
Class A	—	(13,263,948)
Class B	—	(84,555)
Class C	—	(646,345)
Class I	—	(4,464,242)
Class K	—	(132,525)
Class R	—	(36,080)
Class R4	—	(92,423)
Class R5	—	(266,663)
Class W	—	(6,730,155)
Class Y	—	(218,301)
Class Z	—	(13,507,425)
Total distributions to shareholders	(41,389,246)	(107,285,271)
Decrease in net assets from capital stock activity	(159,174,544)	(305,143,329)
Total decrease in net assets	(120,407,594)	(330,817,363)
Net assets at beginning of period	3,166,071,948	3,496,889,311
Net assets at end of period	$3,045,664,354	$3,166,071,948
Undistributed net investment income	$9,303,599	$4,536,980

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	3,583,837	33,396,282	8,240,977	74,719,720
Distributions reinvested	1,200,196	11,191,959	3,616,019	32,681,095
Redemptions	(7,936,324)	(73,928,703)	(40,336,791)	(367,210,613)
Net decrease	(3,152,291)	(29,340,462)	(28,479,795)	(259,809,798)
Class B shares
Subscriptions	10,653	99,228	30,181	273,499
Distributions reinvested	4,065	37,897	16,731	151,039
Redemptions(a)	(140,291)	(1,307,299)	(699,553)	(6,350,408)
Net decrease	(125,573)	(1,170,174)	(652,641)	(5,925,870)
Class C shares
Subscriptions	443,802	4,135,449	716,784	6,494,185
Distributions reinvested	47,033	438,575	125,289	1,130,608
Redemptions	(549,287)	(5,121,468)	(1,304,196)	(11,844,278)
Net decrease	(58,452)	(547,444)	(462,123)	(4,219,485)
Class I shares
Subscriptions	4,011,693	37,272,353	15,526,943	141,479,693
Distributions reinvested	666,138	6,221,021	1,430,441	12,950,244
Redemptions	(3,761,505)	(34,967,411)	(23,686,150)	(215,994,196)
Net increase (decrease)	916,326	8,525,963	(6,728,766)	(61,564,259)
Class K shares
Subscriptions	55,683	518,572	245,441	2,225,606
Distributions reinvested	16,424	153,106	39,932	360,779
Redemptions	(95,848)	(893,556)	(185,611)	(1,686,186)
Net increase (decrease)	(23,741)	(221,878)	99,762	900,199
Class R shares
Subscriptions	102,224	953,275	166,721	1,515,815
Distributions reinvested	1,941	18,085	7,411	66,945
Redemptions	(103,021)	(955,116)	(211,519)	(1,914,425)
Net increase (decrease)	1,144	16,244	(37,387)	(331,665)
Class R4 shares
Subscriptions	371,609	3,457,517	433,627	3,947,722
Distributions reinvested	12,826	119,454	27,223	245,785
Redemptions	(129,876)	(1,211,568)	(389,251)	(3,546,202)
Net increase	254,559	2,365,403	71,599	647,305

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	170,416	1,584,787	517,182	4,707,971
Distributions reinvested	35,209	327,952	85,019	767,788
Redemptions	(113,254)	(1,053,947)	(473,998)	(4,291,461)
Net increase	92,371	858,792	128,203	1,184,298
Class W shares
Subscriptions	7,394,228	68,691,950	26,310,748	239,845,328
Distributions reinvested	753,242	7,033,418	1,893,054	17,120,639
Redemptions	(13,736,318)	(128,504,635)	(16,023,295)	(145,618,334)
Net increase (decrease)	(5,588,848)	(52,779,267)	12,180,507	111,347,633
Class Y shares
Subscriptions	232,290	2,170,684	511,585	4,636,517
Distributions reinvested	27,803	259,485	69,282	626,841
Redemptions	(188,972)	(1,748,647)	(586,205)	(5,289,699)
Net increase (decrease)	71,121	681,522	(5,338)	(26,341)
Class Z shares
Subscriptions	5,777,884	53,997,965	23,866,857	217,046,791
Distributions reinvested	744,964	6,949,112	1,889,016	17,081,530
Redemptions	(15,912,325)	(148,510,320)	(35,463,542)	(321,473,667)
Net decrease	(9,389,477)	(87,563,243)	(9,707,669)	(87,345,346)
Total net decrease	(17,002,861)	(159,174,544)	(33,593,648)	(305,143,329)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$9.20		$9.25		$9.15		$9.49		$9.39		$9.33		$9.08
Income from investment operations:
Net investment income	0.13		0.22		0.23		0.24		0.28		0.03		0.33
Net realized and unrealized gain (loss)	0.10		0.01	(b)	0.09		(0.31)		0.23		0.05		0.28
Total from investment operations	0.23		0.23		0.32		(0.07)		0.51		0.08		0.61
Less distributions to shareholders:
Net investment income	(0.12)		(0.17)		(0.22)		(0.21)		(0.26)		(0.02)		(0.36)
Net realized gains	—		(0.11)		—		(0.06)		(0.15)		—		—
Total distributions to shareholders	(0.12)		(0.28)		(0.22)		(0.27)		(0.41)		(0.02)		(0.36)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(c)
Net asset value, end of period	$9.31		$9.20		$9.25		$9.15		$9.49		$9.39		$9.33
Total return	2.47%		2.58%		3.56%		(0.62%)		5.52%		0.91%		6.82%
Ratios to average net assets(d)
Total gross expenses	0.90	%(e)	0.91%		0.92%		0.91%		0.94%		0.96	%(e)	0.95	%(f)
Total net expenses(g)	0.86	%(e)(h)	0.86	%(h)	0.85	%(h)	0.85	%(h)	0.86	%(h)	0.84	%(e)	0.84	%(f)(h)
Net investment income	2.77	%(e)	2.39%		2.45%		2.67%		2.94%		3.35	%(e)	3.62%
Supplemental data
Net assets, end of period (in thousands)	$960,828		$978,460		$1,248,168		$1,473,961		$2,168,079		$352,338		$338,578
Portfolio turnover	182%		458%		316%		274%		239%		10%		170%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$9.19		$9.25		$9.15		$9.49		$9.39		$9.33		$9.08
Income from investment operations:
Net investment income	0.10		0.14		0.16		0.17		0.21		0.02		0.27
Net realized and unrealized gain (loss)	0.09		0.01	(b)	0.09		(0.30)		0.23		0.06		0.27
Total from investment operations	0.19		0.15		0.25		(0.13)		0.44		0.08		0.54
Less distributions to shareholders:
Net investment income	(0.08)		(0.10)		(0.15)		(0.15)		(0.19)		(0.02)		(0.29)
Net realized gains	—		(0.11)		—		(0.06)		(0.15)		—		—
Total distributions to shareholders	(0.08)		(0.21)		(0.15)		(0.21)		(0.34)		(0.02)		(0.29)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(c)
Net asset value, end of period	$9.30		$9.19		$9.25		$9.15		$9.49		$9.39		$9.33
Total return	2.09%		1.70%		2.79%		(1.36%)		4.74%		0.85%		6.01%
Ratios to average net assets(d)
Total gross expenses	1.64	%(e)	1.66%		1.67%		1.66%		1.69%		1.71	%(e)	1.72	%(f)
Total net expenses(g)	1.61	%(e)(h)	1.61	%(h)	1.60	%(h)	1.60	%(h)	1.61	%(h)	1.59	%(e)	1.59	%(f)(h)
Net investment income	2.03	%(e)	1.59%		1.71%		1.90%		2.20%		2.59	%(e)	2.93%
Supplemental data
Net assets, end of period (in thousands)	$4,165		$5,270		$11,344		$18,976		$41,955		$6,081		$6,253
Portfolio turnover	182%		458%		316%		274%		239%		10%		170%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$9.20		$9.25		$9.15		$9.49		$9.39		$9.33		$9.08
Income from investment operations:
Net investment income	0.10		0.15		0.17		0.19		0.22		0.02		0.28
Net realized and unrealized gain (loss)	0.09		0.01	(b)	0.09		(0.31)		0.23		0.06		0.28
Total from investment operations	0.19		0.16		0.26		(0.12)		0.45		0.08		0.56
Less distributions to shareholders:
Net investment income	(0.08)		(0.10)		(0.16)		(0.16)		(0.20)		(0.02)		(0.31)
Net realized gains	—		(0.11)		—		(0.06)		(0.15)		—		—
Total distributions to shareholders	(0.08)		(0.21)		(0.16)		(0.22)		(0.35)		(0.02)		(0.31)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(c)
Net asset value, end of period	$9.31		$9.20		$9.25		$9.15		$9.49		$9.39		$9.33
Total return	2.08%		1.81%		2.89%		(1.21%)		4.90%		0.86%		6.20%
Ratios to average net assets(d)
Total gross expenses	1.64	%(e)	1.66%		1.67%		1.66%		1.69%		1.71	%(e)	1.70	%(f)
Total net expenses(g)	1.61	%(e)(h)	1.61	%(h)	1.50	%(h)	1.45	%(h)	1.46	%(h)	1.44	%(e)	1.44	%(f)(h)
Net investment income	2.02	%(e)	1.65%		1.80%		2.07%		2.37%		2.75	%(e)	3.04%
Supplemental data
Net assets, end of period (in thousands)	$56,100		$55,975		$60,605		$64,739		$95,745		$35,579		$35,304
Portfolio turnover	182%		458%		316%		274%		239%		10%		170%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,						Year Ended March 31,
Class I	(Unaudited)		2016	2015	2014	2013	2012(a)		2012
Per share data
Net asset value, beginning of period	$9.21		$9.26	$9.16	$9.50	$9.39	$9.33		$9.08
Income from investment operations:
Net investment income	0.15		0.25	0.26	0.28	0.31	0.03		0.37
Net realized and unrealized gain (loss)	0.09		0.01 (b)	0.10	(0.31)	0.24	0.06		0.27
Total from investment operations	0.24		0.26	0.36	(0.03)	0.55	0.09		0.64
Less distributions to shareholders:
Net investment income	(0.13)		(0.20)	(0.26)	(0.25)	(0.29)	(0.03)		(0.39)
Net realized gains	—		(0.11)	—	(0.06)	(0.15)	—		—
Total distributions to shareholders	(0.13)		(0.31)	(0.26)	(0.31)	(0.44)	(0.03)		(0.39)
Proceeds from regulatory settlements	—		—	—	—	—	—		0.00	(c)
Net asset value, end of period	$9.32		$9.21	$9.26	$9.16	$9.50	$9.39		$9.33
Total return	2.65%		2.96%	3.94%	(0.27%)	6.00%	0.94%		7.17%
Ratios to average net assets(d)
Total gross expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.52	%(e)	0.51	%(f)
Total net expenses(g)	0.49	%(e)	0.49%	0.49%	0.50%	0.50%	0.52	%(e)	0.51	%(f)(h)
Net investment income	3.14	%(e)	2.76%	2.80%	3.05%	3.31%	3.68	%(e)	4.01%
Supplemental data
Net assets, end of period (in thousands)	$435,302		$421,702	$486,713	$576,729	$459,989	$90,345		$86,768
Portfolio turnover	182%		458%	316%	274%	239%	10%		170%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class K	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.19		$9.25	$9.15	$9.49	$9.42
Income from investment operations:
Net investment income	0.13		0.22	0.23	0.25	0.05
Net realized and unrealized gain (loss)	0.10		0.01 (b)	0.10	(0.31)	0.06
Total from investment operations	0.23		0.23	0.33	(0.06)	0.11
Less distributions to shareholders:
Net investment income	(0.12)		(0.18)	(0.23)	(0.22)	(0.04)
Net realized gains	—		(0.11)	—	(0.06)	—
Total distributions to shareholders	(0.12)		(0.29)	(0.23)	(0.28)	(0.04)
Net asset value, end of period	$9.30		$9.19	$9.25	$9.15	$9.49
Total return	2.50%		2.54%	3.63%	(0.53%)	1.19%
Ratios to average net assets(c)
Total gross expenses	0.80	%(d)	0.80%	0.80%	0.74%	0.79	%(d)
Total net expenses(e)	0.79	%(d)	0.79%	0.79%	0.74%	0.79	%(d)
Net investment income	2.84	%(d)	2.49%	2.52%	2.67%	2.97	%(d)
Supplemental data
Net assets, end of period (in thousands)	$11,753		$11,833	$10,984	$14,168	$75,741
Portfolio turnover	182%		458%	316%	274%	239%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class R	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$9.20		$9.26		$9.15		$9.49		$9.39		$9.33		$9.08
Income from investment operations:
Net investment income	0.12		0.19		0.20		0.22		0.26		0.02		0.31
Net realized and unrealized gain (loss)	0.10		0.01	(b)	0.11		(0.31)		0.23		0.06		0.28
Total from investment operations	0.22		0.20		0.31		(0.09)		0.49		0.08		0.59
Less distributions to shareholders:
Net investment income	(0.11)		(0.15)		(0.20)		(0.19)		(0.24)		(0.02)		(0.34)
Net realized gains	—		(0.11)		—		(0.06)		(0.15)		—		—
Total distributions to shareholders	(0.11)		(0.26)		(0.20)		(0.25)		(0.39)		(0.02)		(0.34)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(c)
Net asset value, end of period	$9.31		$9.20		$9.26		$9.15		$9.49		$9.39		$9.33
Total return	2.34%		2.21%		3.41%		(0.87%)		5.26%		0.89%		6.55%
Ratios to average net assets(d)
Total gross expenses	1.15	%(e)	1.16%		1.17%		1.16%		1.20%		1.21	%(e)	1.20	%(f)
Total net expenses(g)	1.11	%(e)(h)	1.11	%(h)	1.10	%(h)	1.10	%(h)	1.12	%(h)	1.09	%(e)	1.09	%(f)(h)
Net investment income	2.54	%(e)	2.13%		2.19%		2.43%		2.73%		3.08	%(e)	3.39%
Supplemental data
Net assets, end of period (in thousands)	$2,446		$2,407		$2,769		$2,750		$3,052		$2,631		$2,786
Portfolio turnover	182%		458%		316%		274%		239%		10%		170%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.18		$9.24		$9.14		$9.48		$9.66
Income from investment operations:
Net investment income	0.14		0.24		0.25		0.27		0.14
Net realized and unrealized gain (loss)	0.10		0.00	(b)(c)	0.10		(0.31)		(0.05	)(b)
Total from investment operations	0.24		0.24		0.35		(0.04)		0.09
Less distributions to shareholders:
Net investment income	(0.13)		(0.19)		(0.25)		(0.24)		(0.12)
Net realized gains	—		(0.11)		—		(0.06)		(0.15)
Total distributions to shareholders	(0.13)		(0.30)		(0.25)		(0.30)		(0.27)
Net asset value, end of period	$9.29		$9.18		$9.24		$9.14		$9.48
Total return	2.60%		2.72%		3.82%		(0.38%)		0.99%
Ratios to average net assets(d)
Total gross expenses	0.65	%(e)	0.66%		0.67%		0.67%		0.67	%(e)
Total net expenses(f)	0.61	%(e)(g)	0.61	%(g)	0.60	%(g)	0.60	%(g)	0.60	%(e)
Net investment income	3.01	%(e)	2.65%		2.70%		3.02%		3.26	%(e)
Supplemental data
Net assets, end of period (in thousands)	$10,730		$8,265		$7,656		$7,477		$57
Portfolio turnover	182%		458%		316%		274%		239%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R5	(Unaudited)		2016		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.18		$9.24		$9.14	$9.48	$9.66
Income from investment operations:
Net investment income	0.15		0.25		0.25	0.28	0.15
Net realized and unrealized gain (loss)	0.09		0.00	(b)(c)	0.10	(0.31)	(0.05	)(c)
Total from investment operations	0.24		0.25		0.35	(0.03)	0.10
Less distributions to shareholders:
Net investment income	(0.13)		(0.20)		(0.25)	(0.25)	(0.13)
Net realized gains	—		(0.11)		—	(0.06)	(0.15)
Total distributions to shareholders	(0.13)		(0.31)		(0.25)	(0.31)	(0.28)
Net asset value, end of period	$9.29		$9.18		$9.24	$9.14	$9.48
Total return	2.63%		2.80%		3.89%	(0.28%)	1.03%
Ratios to average net assets(d)
Total gross expenses	0.55	%(e)	0.55%		0.55%	0.51%	0.54	%(e)
Total net expenses(f)	0.54	%(e)	0.54%		0.54%	0.50%	0.54	%(e)
Net investment income	3.09	%(e)	2.73%		2.74%	3.15%	3.30	%(e)
Supplemental data
Net assets, end of period (in thousands)	$23,751		$22,621		$21,580	$15,980	$318
Portfolio turnover	182%		458%		316%	274%	239%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class W	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$9.21		$9.26		$9.16		$9.50		$9.39		$9.33		$9.08
Income from investment operations:
Net investment income	0.13		0.22		0.23		0.24		0.27		0.03		0.34
Net realized and unrealized gain (loss)	0.10		0.01	(b)	0.09		(0.30)		0.25		0.05		0.27
Total from investment operations	0.23		0.23		0.32		(0.06)		0.52		0.08		0.61
Less distributions to shareholders:
Net investment income	(0.12)		(0.17)		(0.22)		(0.22)		(0.26)		(0.02)		(0.36)
Net realized gains	—		(0.11)		—		(0.06)		(0.15)		—		—
Total distributions to shareholders	(0.12)		(0.28)		(0.22)		(0.28)		(0.41)		(0.02)		(0.36)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(c)
Net asset value, end of period	$9.32		$9.21		$9.26		$9.16		$9.50		$9.39		$9.33
Total return	2.47%		2.58%		3.56%		(0.62%)		5.59%		0.91%		6.84%
Ratios to average net assets(d)
Total gross expenses	0.90	%(e)	0.91%		0.92%		0.91%		0.92%		0.94	%(e)	0.94	%(f)
Total net expenses(g)	0.86	%(e)(h)	0.86	%(h)	0.85	%(h)	0.85	%(h)	0.85	%(h)	0.82	%(e)	0.83	%(f)(h)
Net investment income	2.78	%(e)	2.41%		2.45%		2.68%		2.91%		3.38	%(e)	3.64%
Supplemental data
Net assets, end of period (in thousands)	$517,307		$562,638		$453,340		$507,419		$752,819		$3		$3
Portfolio turnover	182%		458%		316%		274%		239%		10%		170%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class Y	(Unaudited)		2016		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.20		$9.26		$9.16	$9.49	$9.67
Income from investment operations:
Net investment income	0.15		0.25		0.26	0.29	0.14
Net realized and unrealized gain (loss)	0.09		0.00	(b)(c)	0.10	(0.31)	(0.04	)(c)
Total from investment operations	0.24		0.25		0.36	(0.02)	0.10
Less distributions to shareholders:
Net investment income	(0.13)		(0.20)		(0.26)	(0.25)	(0.13)
Net realized gains	—		(0.11)		—	(0.06)	(0.15)
Total distributions to shareholders	(0.13)		(0.31)		(0.26)	(0.31)	(0.28)
Net asset value, end of period	$9.31		$9.20		$9.26	$9.16	$9.49
Total return	2.66%		2.85%		3.94%	(0.17%)	1.05%
Ratios to average net assets(d)
Total gross expenses	0.50	%(e)	0.50%		0.50%	0.51%	0.45	%(e)
Total net expenses(f)	0.49	%(e)	0.49%		0.49%	0.50%	0.45	%(e)
Net investment income	3.13	%(e)	2.77%		2.80%	3.21%	3.18	%(e)
Supplemental data
Net assets, end of period (in thousands)	$18,965		$18,086		$18,249	$15,642	$2
Portfolio turnover	182%		458%		316%	274%	239%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,										Year Ended March 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012(a)		2012
Per share data
Net asset value, beginning of period	$9.20		$9.26		$9.15		$9.49		$9.39		$9.33		$9.08
Income from investment operations:
Net investment income	0.14		0.24		0.25		0.27		0.31		0.03		0.36
Net realized and unrealized gain (loss)	0.10		0.00	(b)(c)	0.11		(0.31)		0.23		0.06		0.27
Total from investment operations	0.24		0.24		0.36		(0.04)		0.54		0.09		0.63
Less distributions to shareholders:
Net investment income	(0.13)		(0.19)		(0.25)		(0.24)		(0.29)		(0.03)		(0.38)
Net realized gains	—		(0.11)		—		(0.06)		(0.15)		—		—
Total distributions to shareholders	(0.13)		(0.30)		(0.25)		(0.30)		(0.44)		(0.03)		(0.38)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$9.31		$9.20		$9.26		$9.15		$9.49		$9.39		$9.33
Total return	2.60%		2.72%		3.93%		(0.37%)		5.79%		0.93%		7.08%
Ratios to average net assets(d)
Total gross expenses	0.65	%(e)	0.66%		0.67%		0.66%		0.70%		0.71	%(e)	0.70	%(f)
Total net expenses(g)	0.61	%(e)(h)	0.61	%(h)	0.60	%(h)	0.60	%(h)	0.62	%(h)	0.59	%(e)	0.59	%(f)(h)
Net investment income	3.02	%(e)	2.64%		2.69%		2.92%		3.23%		3.60	%(e)	3.89%
Supplemental data
Net assets, end of period (in thousands)	$1,004,318		$1,078,815		$1,175,483		$1,289,621		$1,915,534		$2,881,803		$2,853,669
Portfolio turnover	182%		458%		316%		274%		239%		10%		170%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia Total Return Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and/or wrote option contracts to hedge portfolio investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Contracts and premiums associated with options contracts written for the six months ended October 31, 2016 are as follows:

	Calls		Puts
	Contracts	Premiums ($)	Contracts	Premiums ($)
Balance at April 30, 2016	—	—	(30,000,000)	(249,750)
Opened	(20,000,000)	(120,000)	—	—
Closed	20,000,000	120,000	—	—
Expired	—	—	30,000,000	249,750
Balance at October 31, 2016	—	—	—	—

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the FCM, which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has less credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to manage credit risk exposure, to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a single issuer of debt securities. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on a notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to gain exposure to or protect itself from market rate changes and to hedge the portfolio risk associated with some or all of the Fund's securities. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2016:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	9,705,389	*
Credit risk	Premiums paid on outstanding swap contracts	10,689,433
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,472
Interest rate risk	Net assets — unrealized appreciation on futures contracts	500,955	*
Interest rate risk	Investments, at value — Options purchased	2,451,430
Total		23,349,679
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	4,183,114	*
Credit risk	Premiums received on outstanding swap contracts	21,243,549
Interest rate risk	Net assets — unrealized depreciation on futures contracts	1,030,236	*
Total		26,456,899

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

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COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	—	(27,509,276)	(27,509,276)
Foreign exchange risk	48,236	—	—	—	—	48,236
Interest rate risk	—	1,305,610	274,350	(235,125)	(701,128)	643,707
Total	48,236	1,305,610	274,350	(235,125)	(28,210,404)	(26,817,333)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written ($)	Options Contracts Purchased ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	—	—	6,910,934	6,910,934
Foreign exchange risk	2,472	—	—	—	—	2,472
Interest rate risk	—	(1,391,643)	43,092	488,376	397,821	(462,354)
Total	2,472	(1,391,643)	43,092	488,376	7,308,755	6,451,052

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	346,342,391
Futures contracts — Short	143,710,407
Credit default swap contracts — buy protection	881,457,500
Credit default swap contracts — sell protection	486,583,200
Derivative Instrument	Average Market Value ($)*
Options contracts — Purchased	1,991,817
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	1,236	(11,266)

*Based on the ending quarterly outstanding amounts for the six months ended October 31, 2016.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may

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COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

To Be Announced Securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Forward Sale Commitments

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to

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COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2016:

	Barclays ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	JPMorgan ($)(a)	JPMorgan ($)(a)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Total ($)
Assets
Centrally cleared credit default swap contracts(b)	—	—	—	—	—	—	—	2,677,631	2,677,631
Forward foreign currency exchange contracts	2,472	—	—	—	—	—	—	—	2,472
Options purchased puts	—	2,451,430	—	—	—	—	—	—	2,451,430
OTC credit default swap contracts(c)	358,658	4,385,418	—	560,054	2,904,176	—	1,575,034	—	9,783,340
Total Assets	361,130	6,836,848	—	560,054	2,904,176	—	1,575,034	2,677,631	14,914,873
Liabilities
OTC credit default swap contracts(c)	1,478,140	1,858,326	1,260,726	3,383,849	1,463,008	249,500	5,640,097	—	15,333,646
Total Liabilities	1,478,140	1,858,326	1,260,726	3,383,849	1,463,008	249,500	5,640,097	—	15,333,646
Total Financial and Derivative Net Assets	(1,117,010)	4,978,522	(1,260,726)	(2,823,795)	1,441,168	(249,500)	(4,065,063)	2,677,631	(418,773)
Total collateral received (pledged)(d)	(1,117,010)	4,168,000	(1,260,726)	(2,823,795)	1,132,852	(249,500)	(4,065,063)	—	(4,215,242)
Net Amount(e)	—	810,522	—	—	308,316	—	—	2,677,631	3,796,469

(a) Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b) Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.

(c) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(e) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

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COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

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COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.50% to 0.34% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2016 was 0.48% of the Fund's average daily net assets.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transactions with Affiliates

For the six months ended October 31, 2016, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $447,792, respectively. The sale transactions resulted in a net realized gain of $72,418.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment

Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended October 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.14%
Class B	0.14
Class C	0.14
Class K	0.05
Class R	0.14
Class R4	0.14
Class R5	0.05
Class W	0.14
Class Z	0.14

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At October 31, 2016, the Fund's total potential future obligation over the life of the Guaranty is $7,230. The liability remaining at October 31, 2016 for non-recurring charges associated with the lease amounted to $5,997 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2016, these minimum account balance fees reduced total expenses of the Fund by $1,960.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $144,647 for Class A, $53 for Class B and $1,012 for Class C shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2016 Through August 31, 2017	Prior to September 1, 2016
Class A	0.86%	0.86%
Class B	1.61	1.61
Class C	1.61	1.61
Class I	0.51	0.49
Class K	0.81	0.79
Class R	1.11	1.11
Class R4	0.61	0.61
Class R5	0.56	0.54
Class W	0.86	0.86
Class Y	0.51	0.49
Class Z	0.61	0.61

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $3,187,031,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$87,146,000
Unrealized depreciation	(49,777,000)
Net unrealized appreciation	$37,369,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,349,933,751 and $6,700,156,008, respectively, for the six months ended October 31, 2016, of which $5,134,264,521 and $5,001,362,101, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, one unaffiliated shareholder of record owned 16.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 64.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Total Return Bond Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement.

In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Management Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Management Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Management Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the thirty-seventh, sixtieth and forty-fifth percentile (where the best performance would be in the first percentile) of its

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT
AGREEMENT (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.

Semiannual Report 2016

COLUMBIA TOTAL RETURN BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016

Columbia Total Return Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR166_04_F01_(12/16)

SEMIANNUAL REPORT

October 31, 2016

COLUMBIA MULTI-ASSET INCOME FUND

PRESIDENT'S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom's vote to exit the European Union (Brexit), speculation around the Federal Reserve's decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what's important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can't control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA MULTI-ASSET INCOME FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	24
Statement of Operations	26
Statement of Changes in Net Assets	27
Financial Highlights	29
Notes to Financial Statements	36
Board Consideration and Approval of Management Agreement and Subadvisory Agreement	48
Important Information About This Report	53

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA MULTI-ASSET INCOME FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Multi-Asset Income Fund (the Fund) Class A shares returned 3.77% excluding sales charges for the six-month period that ended October 31, 2016.

■  The Fund outperformed its Blended Index, which returned 2.54% as well as the Bloomberg Barclays U.S. Aggregate Bond Index, which returned 1.51% over the same six-month period.

Average Annual Total Returns (%) (for period ended October 31, 2016)

	Inception	6 Months Cumulative	1 Year	Life
Class A	03/27/15
Excluding sales charges		3.77	6.46	2.38
Including sales charges		-1.16	1.42	-0.70
Class C	03/27/15
Excluding sales charges		3.27	5.55	1.54
Including sales charges		2.27	4.55	1.54
Class I	03/27/15	3.96	6.84	2.74
Class R4	03/27/15	3.80	6.64	2.59
Class R5	03/27/15	3.93	6.79	2.69
Class W	03/27/15	3.77	6.47	2.39
Class Z	03/27/15	3.90	6.73	2.65
Blended Index		2.54	4.54	3.31
Bloomberg Barclays U.S. Aggregate Bond Index		1.51	4.37	2.49

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

The Blended Index is a weighted custom composite consisting of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% S&P 500 Index. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016
2

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at October 31, 2016)
SPDR Blackstone/GSO Senior Loan ETF	4.9
HSBC Bank USA NA 02/10/17 14.960%	3.5
UBS AG 02/10/17 11.740%	3.5
JPMorgan Chase Bank NA 03/31/17 13.000%	3.4
Morgan Stanley BV 03/09/17 12.320%	3.4
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	3.0
Societe Generale SA 01/10/17 12.680%	2.6
Barclays Bank PLC 12/09/16 12.600%	2.6
BNP Paribas Arbitrage Issuance BV 11/07/16 13.260%	2.6
SPDR Bloomberg Barclays Convertible Securities ETF	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at October 31, 2016)
Asset-Backed Securities — Non-Agency	1.4
Commercial Mortgage-Backed Securities — Non-Agency	1.7
Common Stocks	8.4
Corporate Bonds & Notes	26.9
Equity-Linked Notes	21.3
Exchange-Traded Funds	9.2
Foreign Government Obligations	11.9
Limited Partnerships	4.0
Money Market Funds	2.9
Residential Mortgage-Backed Securities — Agency	3.6
Residential Mortgage-Backed Securities — Non-Agency	4.8
Senior Loans	0.1
U.S. Treasury Obligations	3.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Jeffrey Knight, CFA

Anwiti Bahuguna, Ph.D.

Dan Boncarosky, CFA

Joshua Kutin, CFA

Semiannual Report 2016
3

COLUMBIA MULTI-ASSET INCOME FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,037.70	1,020.58	4.85	4.81	0.94
Class C	1,000.00	1,000.00	1,032.70	1,016.83	8.65	8.59	1.68
Class I	1,000.00	1,000.00	1,039.60	1,022.45	2.95	2.92	0.57
Class R4	1,000.00	1,000.00	1,038.00	1,021.90	3.51	3.48	0.68
Class R5	1,000.00	1,000.00	1,039.30	1,022.20	3.20	3.18	0.62
Class W	1,000.00	1,000.00	1,037.70	1,020.63	4.80	4.76	0.93
Class Z	1,000.00	1,000.00	1,039.00	1,021.90	3.51	3.48	0.68

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016
4

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 8.3%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 0.2%
Automobiles —%
Ford Motor Co.	1,148	13,477
Leisure Products 0.1%
Mattel, Inc.	2,290	72,204
Multiline Retail 0.1%
Kohl's Corp.	728	31,850
Macy's, Inc.	710	25,908
Nordstrom, Inc.	480	24,960
Total		82,718
Specialty Retail —%
Staples, Inc.	2,395	17,723
Total Consumer Discretionary		186,122
CONSUMER STAPLES 0.8%
Food & Staples Retailing —%
Wesfarmers Ltd.	1,049	32,665
Food Products —%
Archer-Daniels-Midland Co.	370	16,121
Kraft Heinz Co. (The)	225	20,014
Total		36,135
Household Products 0.1%
Procter & Gamble Co. (The)	1,349	117,093
Tobacco 0.7%
Altria Group, Inc.	5,349	353,676
British American Tobacco PLC	1,705	97,908
Philip Morris International, Inc.	3,583	345,544
Reynolds American, Inc.	528	29,082
Total		826,210
Total Consumer Staples		1,012,103
ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
BP PLC, ADR	3,708	131,819
Chevron Corp.	3,035	317,916
ENI SpA	1,982	28,742
Exxon Mobil Corp.	1,818	151,476
Hess Corp.	128	6,140
Kinder Morgan, Inc.	16,303	333,070

Common Stocks (continued)

Issuer	Shares	Value ($)
Occidental Petroleum Corp.	2,292	167,110
Royal Dutch Shell PLC, Class A	3,214	80,193
Spectra Energy Corp.	1,044	43,650
Suncor Energy, Inc.	653	19,603
Targa Resources Corp.	8,156	358,049
Total SA	1,313	63,016
Valero Energy Corp.	1,264	74,879
Total		1,775,663
Total Energy		1,775,663
FINANCIALS 0.3%
Banks 0.1%
Bank of America Corp.	2,187	36,086
Bank of Montreal	1,011	64,300
JPMorgan Chase & Co.	416	28,812
PacWest Bancorp	508	22,042
Toronto-Dominion Bank (The)	656	29,769
Total		181,009
Capital Markets —%
Invesco Ltd.	1,107	31,095
Insurance 0.1%
Principal Financial Group, Inc.	1,085	59,241
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Altisource Residential Corp.	3,779	38,055
Colony Capital, Inc.	4,545	86,400
Total		124,455
Total Financials		395,800
HEALTH CARE 0.5%
Biotechnology —%
AbbVie, Inc.	625	34,862
Pharmaceuticals 0.5%
GlaxoSmithKline PLC	2,537	50,259
Johnson & Johnson	1,613	187,092
Merck & Co., Inc.	2,348	137,875
Pfizer, Inc.	7,576	240,235
Total		615,461
Total Health Care		650,323

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
5

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
BAE Systems PLC	4,675	31,043
Lockheed Martin Corp.	361	88,943
Total		119,986
Airlines —%
American Airlines Group, Inc.	132	5,359
Delta Air Lines, Inc.	147	6,140
United Continental Holdings, Inc.(a)	71	3,993
Total		15,492
Total Industrials		135,478
INFORMATION TECHNOLOGY 0.7%
Communications Equipment 0.2%
Cisco Systems, Inc.	6,430	197,273
Telefonaktiebolaget LM Ericsson, Class B	4,863	23,539
Total		220,812
IT Services 0.1%
International Business Machines Corp.	628	96,517
Leidos Holdings, Inc.	532	22,115
Total		118,632
Semiconductors & Semiconductor Equipment 0.2%
Intel Corp.	5,845	203,815
Maxim Integrated Products, Inc.	183	7,252
QUALCOMM, Inc.	672	46,180
Total		257,247
Software 0.1%
Microsoft Corp.	3,177	190,366
Technology Hardware, Storage & Peripherals 0.1%
Seagate Technology PLC	2,138	73,355
Total Information Technology		860,412
MATERIALS 0.2%
Chemicals 0.2%
CF Industries Holdings, Inc.	678	16,279
Dow Chemical Co. (The)	2,293	123,386
Eastman Chemical Co.	206	14,814
LyondellBasell Industries NV, Class A	422	33,570
Total		188,049

Common Stocks (continued)

Issuer	Shares	Value ($)
Containers & Packaging —%
Graphic Packaging Holding Co.	526	6,575
Packaging Corp. of America	208	17,160
Westrock Co.	655	30,254
Total		53,989
Total Materials		242,038
REAL ESTATE 3.1%
Equity Real Estate Investment Trusts (REITs) 3.1%
Alexandria Real Estate Equities, Inc.	1,973	212,709
Armada Hoffler Properties, Inc.	1,832	24,604
Ashford Hospitality Trust, Inc.	4,078	23,693
Brandywine Realty Trust	2,646	41,013
Chesapeake Lodging Trust	2,037	44,223
Coresite Realty Corp.	582	42,917
Digital Realty Trust, Inc.	2,653	247,870
Duke Realty Corp.	6,327	165,451
DuPont Fabros Technology, Inc.	1,203	49,094
EastGroup Properties, Inc.	1,328	90,184
Education Realty Trust, Inc.	1,706	72,658
EPR Properties	2,330	169,438
Gaming and Leisure Properties, Inc.	3,756	123,309
Geo Group, Inc. (The)	2,658	63,686
Getty Realty Corp.	2,554	58,052
Gladstone Commercial Corp.	1,583	28,257
Government Properties Income Trust	2,605	49,860
HCP, Inc.	4,603	157,653
Healthcare Trust of America, Inc., Class A	3,523	107,804
Highwoods Properties, Inc.	2,602	129,137
Host Hotels & Resorts, Inc.	5,800	89,784
LaSalle Hotel Properties	1,664	39,520
Lexington Realty Trust	11,944	121,112
Life Storage, Inc.	738	59,520
Medical Properties Trust, Inc.	6,524	90,945
Mid-America Apartment Communities, Inc.	818	75,869
NorthStar Realty Finance Corp.	2,716	39,436
One Liberty Properties, Inc.	2,405	56,662
Pebblebrook Hotel Trust	1,203	29,209
Physicians Realty Trust	4,446	87,897

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
6

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Ramco-Gershenson Properties Trust	4,236	73,452
Retail Properties of America, Inc., Class A	3,807	59,275
RLJ Lodging Trust	3,805	75,035
Sabra Health Care REIT, Inc.	1,488	34,670
Select Income REIT	3,132	77,486
Senior Housing Properties Trust	1,765	37,542
Spirit Realty Capital, Inc.	11,681	139,121
STAG Industrial, Inc.	8,262	190,604
Sun Communities, Inc.	1,755	135,012
UDR, Inc.	2,327	81,375
Ventas, Inc.	932	63,143
Washington Prime Group, Inc.	13,626	142,937
WP Carey, Inc.	1,709	103,805
Total		3,805,023
Total Real Estate		3,805,023
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	9,128	335,819
BCE, Inc.	1,167	53,028
CenturyLink, Inc.	2,993	79,554
Orange SA	2,306	36,326
Total		504,727
Wireless Telecommunication Services 0.1%
Vodafone Group PLC	6,229	17,139
Vodafone Group PLC, ADR	1,277	35,552
Total		52,691
Total Telecommunication Services		557,418
UTILITIES 0.5%
Electric Utilities 0.3%
American Electric Power Co., Inc.	921	59,718
Duke Energy Corp.	1,086	86,902
Exelon Corp.	1,003	34,172
NextEra Energy, Inc.	258	33,024
PG&E Corp.	854	53,050
PPL Corp.	1,851	63,563
Xcel Energy, Inc.	1,892	78,613
Total		409,042

Common Stocks (continued)

Issuer	Shares	Value ($)
Multi-Utilities 0.2%
Ameren Corp.	1,245	62,188
DTE Energy Co.	537	51,558
Sempra Energy	503	53,871
Total		167,617
Total Utilities		576,659
Total Common Stocks (Cost: $10,076,310)		10,197,039

Exchange-Traded Funds 9.1%

	Shares	Value ($)
SPDR Blackstone/GSO Senior Loan ETF	121,414	5,744,096
SPDR Bloomberg Barclays Convertible Securities ETF	40,694	1,858,902
SPDR Bloomberg Barclays Long Term Corporate Bond ETF	85,935	3,580,912
Total Exchange-Traded Funds (Cost: $11,309,302)		11,183,910

Corporate Bonds & Notes 26.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.2%
TransDigm, Inc. 07/15/24	6.500%	102,000	107,355
05/15/25	6.500%	45,000	46,913
TransDigm, Inc.(b) 06/15/26	6.375%	129,000	131,915
Total			286,183
AUTOMOTIVE 0.4%
American Axle & Manufacturing, Inc. 03/15/21	6.250%	80,000	83,200
Gates Global LLC/Co.(b) 07/15/22	6.000%	82,000	77,490
IHO Verwaltungs GmbH PIK(b) 09/15/26	4.750%	33,000	32,918
Schaeffler Finance BV(b) 05/15/21	4.250%	94,000	96,467
ZF North America Capital, Inc.(b) 04/29/25	4.750%	125,000	131,875
Total			421,950

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
7

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BANKING 3.4%
Agromercantil Senior Trust(b) 04/10/19	6.250%	200,000	209,500
Ally Financial, Inc. 05/19/22	4.625%	50,000	51,125
03/30/25	4.625%	180,000	183,150
Subordinated 11/20/25	5.750%	126,000	128,993
BNP Paribas SA Junior Subordinated(b)(c) 12/31/49	7.375%	200,000	205,250
Banco Mercantil del Norte SA Subordinated(b)(c) 10/04/31	5.750%	200,000	193,250
Banco de Bogota SA Subordinated(b) 05/12/26	6.250%	200,000	206,500
Bank of New York Mellon Corp. (The) Junior Subordinated(c) 12/29/49	4.500%	275,000	268,812
Barclays Bank PLC Junior Subordinated(c) 12/31/49	6.625%	265,000	243,800
Citigroup, Inc. Junior Subordinated(c) 12/31/49	6.300%	255,000	261,056
Fifth Third Bancorp Junior Subordinated(c) 12/31/49	5.100%	275,000	264,687
HSBC Holdings PLC Junior Subordinated(c) 12/31/49	6.375%	360,000	360,450
JPMorgan Chase & Co. Junior Subordinated(c) 12/31/49	6.100%	345,000	363,112
Lloyds Banking Group PLC(b)(c) Junior Subordinated 12/31/49	6.657%	230,000	255,875
Lloyds Banking Group PLC(c) Junior Subordinated 12/31/49	7.500%	250,000	257,500
PNC Financial Services Group, Inc. (The) Junior Subordinated(c) 12/31/49	4.850%	25,000	24,688
Royal Bank of Scotland Group PLC Junior Subordinated(c) 12/31/49	8.000%	200,000	190,000
Wells Fargo & Co. Junior Subordinated(c) 12/31/49	5.900%	250,000	261,563

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Capital X Junior Subordinated 12/15/36	5.950%	250,000	267,500
Total			4,196,811
BROKERAGE/ASSET MANAGERS/EXCHANGES 0.1%
E*TRADE Financial Corp. 09/15/23	4.625%	112,000	116,200
NPF Corp.(b) 07/15/21	9.000%	14,000	14,280
Total			130,480
BUILDING MATERIALS 0.9%
Allegion PLC 09/15/23	5.875%	32,000	34,480
Allegion US Holding Co., Inc. 10/01/21	5.750%	40,000	41,650
American Builders & Contractors Supply Co., Inc.(b) 04/15/21	5.625%	72,000	74,700
12/15/23	5.750%	75,000	78,750
Beacon Roofing Supply, Inc. 10/01/23	6.375%	98,000	104,860
Cementos Pacasmayo SAA(b) 02/08/23	4.500%	200,000	206,300
Cemex SAB de CV(b) 04/16/26	7.750%	200,000	224,000
Eagle Materials, Inc. 08/01/26	4.500%	11,000	11,088
Elementia SAB de CV(b) 01/15/25	5.500%	200,000	203,600
HD Supply, Inc.(b) 12/15/21	5.250%	37,000	39,312
04/15/24	5.750%	34,000	35,700
Standard Industries, Inc.(b) 02/15/23	5.500%	63,000	65,520
US Concrete, Inc. 06/01/24	6.375%	21,000	21,840
Total			1,141,800
CABLE AND SATELLITE 1.7%
Altice US Finance I Corp.(b) 07/15/23	5.375%	33,000	33,761
05/15/26	5.500%	84,000	85,680
CCO Holdings LLC/Capital Corp.(b) 05/01/23	5.125%	178,000	183,785
04/01/24	5.875%	60,000	63,450

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
8

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/26	5.750%	47,000	48,968
05/01/26	5.500%	87,000	89,121
CSC Holdings LLC 06/01/24	5.250%	124,000	115,940
CSC Holdings LLC(b) 10/15/25	6.625%	83,000	90,055
10/15/25	10.875%	89,000	102,350
Cequel Communications Holdings I LLC/Capital Corp.(b) 12/15/21	5.125%	76,000	73,910
12/15/21	5.125%	26,000	25,610
07/15/25	7.750%	60,000	64,200
DISH DBS Corp. 06/01/21	6.750%	66,000	70,909
11/15/24	5.875%	21,000	21,144
07/01/26	7.750%	197,000	216,332
Hughes Satellite Systems Corp.(b) 08/01/26	5.250%	46,000	45,310
Quebecor Media, Inc. 01/15/23	5.750%	40,000	41,800
Unitymedia GmbH(b) 01/15/25	6.125%	174,000	181,395
Videotron Ltd. 07/15/22	5.000%	55,000	57,406
Virgin Media Finance PLC(b) 10/15/24	6.000%	284,000	288,260
Ziggo Secured Finance BV(b) 01/15/27	5.500%	134,000	132,325
Total			2,031,711
CHEMICALS 0.8%
Angus Chemical Co.(b) 02/15/23	8.750%	74,000	75,480
Axalta Coating Systems LLC(b) 08/15/24	4.875%	64,000	64,960
Chemours Co. (The) 05/15/23	6.625%	64,000	62,080
05/15/25	7.000%	79,000	76,827
Eco Services Operations LLC/Finance Corp.(b) 11/01/22	8.500%	62,000	66,185
Huntsman International LLC 11/15/22	5.125%	20,000	20,700
INEOS Group Holdings SA(b) 02/15/19	5.875%	74,000	75,388
08/01/24	5.625%	80,000	79,300
Mexichem SAB de CV(b) 09/17/44	5.875%	200,000	194,020

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp.(b) 11/15/22	6.750%	122,000	131,302
Platform Specialty Products Corp.(b) 05/01/21	10.375%	70,000	75,600
02/01/22	6.500%	25,000	24,250
WR Grace & Co.(b) 10/01/21	5.125%	60,000	63,900
Total			1,009,992
CONSTRUCTION MACHINERY 0.1%
United Rentals North America, Inc. 06/15/23	6.125%	99,000	103,455
United Rentals North America, Inc.(d) 05/15/27	5.500%	31,000	30,845
Total			134,300
CONSUMER CYCLICAL SERVICES 0.3%
APX Group, Inc. 12/01/19	6.375%	26,000	26,813
12/01/20	8.750%	58,000	56,115
12/01/22	7.875%	91,000	95,664
IHS Markit Ltd.(b) 11/01/22	5.000%	82,000	86,715
Interval Acquisition Corp. 04/15/23	5.625%	139,000	143,517
Total			408,824
CONSUMER PRODUCTS 0.6%
Prestige Brands, Inc.(b) 03/01/24	6.375%	85,000	90,312
Scotts Miracle-Gro Co. (The)(b) 10/15/23	6.000%	122,000	129,320
Serta Simmons Bedding LLC(b) 10/01/20	8.125%	80,000	83,300
Spectrum Brands, Inc. 11/15/22	6.625%	20,000	21,438
12/15/24	6.125%	117,000	128,115
07/15/25	5.750%	44,000	47,630
Springs Industries, Inc. 06/01/21	6.250%	47,000	48,821
Tempur Sealy International, Inc. 10/15/23	5.625%	32,000	33,120
06/15/26	5.500%	76,000	78,280
Valvoline, Inc.(b) 07/15/24	5.500%	64,000	67,520
Total			727,856

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
9

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DIVERSIFIED MANUFACTURING 0.8%
Entegris, Inc.(b) 04/01/22	6.000%	78,000	80,730
General Electric Co. Junior Subordinated(c) 12/31/49	5.000%	695,000	736,700
Manitowoc Foodservice, Inc. 02/15/24	9.500%	23,000	26,421
SPX FLOW, Inc.(b) 08/15/24	5.625%	13,000	13,179
08/15/26	5.875%	48,000	48,720
WESCO Distribution, Inc.(b) 06/15/24	5.375%	64,000	64,736
Zekelman Industries, Inc.(b) 06/15/23	9.875%	10,000	10,525
Total			981,011
ELECTRIC 0.5%
AES Corp. (The) 07/01/21	7.375%	94,000	105,985
05/15/26	6.000%	18,000	18,540
Calpine Corp. 02/01/24	5.500%	66,000	64,350
Calpine Corp.(b) 06/01/26	5.250%	99,000	100,238
NRG Energy, Inc. 07/15/22	6.250%	56,000	56,140
05/01/24	6.250%	4,000	3,880
NRG Energy, Inc.(b) 05/15/26	7.250%	34,000	33,453
01/15/27	6.625%	61,000	57,130
NRG Yield Operating LLC 08/15/24	5.375%	114,000	116,280
NRG Yield Operating LLC(b) 09/15/26	5.000%	36,000	34,920
Total			590,916
FINANCE COMPANIES 0.6%
Aircastle Ltd. 03/15/21	5.125%	60,000	63,675
04/01/23	5.000%	8,000	8,280
CIT Group, Inc. 05/15/20	5.375%	128,000	136,800
08/01/23	5.000%	38,000	40,474
Navient Corp. 03/25/20	8.000%	7,000	7,595
10/26/20	5.000%	99,000	97,762
07/26/21	6.625%	51,000	51,382

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Financial Holdings LLC(b) 12/15/21	7.250%	100,000	103,500
Provident Funding Associates LP/Finance Corp.(b) 06/15/21	6.750%	110,000	110,550
Quicken Loans, Inc.(b) 05/01/25	5.750%	51,000	50,363
Springleaf Finance Corp. 10/01/23	8.250%	52,000	54,470
Total			724,851
FOOD AND BEVERAGE 0.6%
B&G Foods, Inc. 06/01/21	4.625%	30,000	30,825
Constellation Brands, Inc. 11/15/24	4.750%	70,000	76,650
12/01/25	4.750%	10,000	10,938
FAGE International SA/USA Dairy Industry, Inc.(b) 08/15/26	5.625%	64,000	66,080
MHP SA(b) 04/02/20	8.250%	200,000	195,796
Pinnacle Foods Finance LLC/Corp. 01/15/24	5.875%	73,000	78,292
Post Holdings, Inc.(b) 12/15/22	6.000%	53,000	55,915
03/15/24	7.750%	56,000	61,891
08/15/26	5.000%	106,000	102,820
Treehouse Foods, Inc.(b) 02/15/24	6.000%	10,000	10,740
WhiteWave Foods Co. (The) 10/01/22	5.375%	66,000	74,250
Total			764,197
GAMING 0.7%
Boyd Gaming Corp. 05/15/23	6.875%	31,000	33,170
Boyd Gaming Corp.(b) 04/01/26	6.375%	20,000	21,400
GLP Capital LP/Financing II, Inc. 11/01/20	4.875%	72,000	76,770
04/15/26	5.375%	49,000	52,063
International Game Technology PLC(b) 02/15/22	6.250%	148,000	156,880
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(b) 09/01/26	4.500%	27,000	26,528
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(b) 05/01/24	5.625%	21,000	22,352

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
10

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International 12/15/21	6.625%	98,000	109,454
03/15/23	6.000%	92,000	99,590
Rivers Pittsburgh Borrower LP/Finance Corp.(b) 08/15/21	6.125%	13,000	13,423
Scientific Games International, Inc. 12/01/22	10.000%	102,000	94,350
Scientific Games International, Inc.(b) 01/01/22	7.000%	127,000	135,077
SugarHouse HSP Gaming LP/Finance Corp.(b) 06/01/21	6.375%	65,000	65,300
Total			906,357
HEALTH CARE 1.5%
Acadia Healthcare Co., Inc. 07/01/22	5.125%	32,000	31,360
03/01/24	6.500%	32,000	32,640
Alere, Inc.(b) 07/01/23	6.375%	37,000	38,110
Amsurg Corp. 11/30/20	5.625%	50,000	51,250
07/15/22	5.625%	24,000	24,480
CHS/Community Health Systems, Inc. 08/01/21	5.125%	26,000	24,245
Change Healthcare Holdings, Inc. 12/31/19	11.000%	58,000	60,900
Change Healthcare Holdings, Inc.(b) 02/15/21	6.000%	31,000	32,550
DaVita, Inc. 08/15/22	5.750%	138,000	141,453
Fresenius Medical Care U.S. Finance II, Inc.(b) 01/31/22	5.875%	132,000	149,516
HCA Holdings, Inc. Junior Subordinated 02/15/21	6.250%	192,000	207,120
HCA, Inc. 02/15/20	6.500%	97,000	107,427
02/01/25	5.375%	227,000	231,699
02/15/27	4.500%	72,000	71,100
HealthSouth Corp. 11/01/24	5.750%	64,000	66,000
09/15/25	5.750%	11,000	11,385
Hologic, Inc.(b) 07/15/22	5.250%	36,000	38,074
MEDNAX, Inc.(b) 12/01/23	5.250%	30,000	31,350
MPH Acquisition Holdings LLC(b) 06/01/24	7.125%	122,000	130,540

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sterigenics-Nordion Holdings LLC(b) 05/15/23	6.500%	76,000	78,090
Surgical Care Affiliates, Inc.(b) 04/01/23	6.000%	30,000	31,200
Teleflex, Inc. 06/01/26	4.875%	12,000	12,300
Tenet Healthcare Corp. 04/01/21	4.500%	181,000	181,000
04/01/22	8.125%	76,000	74,290
Total			1,858,079
HEALTHCARE INSURANCE 0.2%
Centene Corp. 02/15/24	6.125%	154,000	164,010
Centene Corp.(d) 01/15/25	4.750%	24,000	23,895
Molina Healthcare, Inc. 11/15/22	5.375%	50,000	51,875
Total			239,780
HOME CONSTRUCTION 0.3%
Beazer Homes USA, Inc.(b) 03/15/22	8.750%	24,000	25,500
CalAtlantic Group, Inc. 11/15/24	5.875%	121,000	129,167
Meritage Homes Corp. 04/01/22	7.000%	127,000	141,732
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/21	5.250%	59,000	60,475
04/15/23	5.875%	24,000	25,200
Toll Brothers Finance Corp. 11/15/25	4.875%	25,000	25,500
Total			407,574
INDEPENDENT ENERGY 2.0%
Antero Resources Corp. 12/01/22	5.125%	88,000	88,660
Callon Petroleum Co.(b) 10/01/24	6.125%	18,000	18,540
Carrizo Oil & Gas, Inc. 04/15/23	6.250%	225,000	231,187
Concho Resources, Inc. 04/01/23	5.500%	237,000	242,451
Continental Resources, Inc. 04/15/23	4.500%	55,000	52,388
06/01/24	3.800%	38,000	34,960
CrownRock LP/Finance, Inc.(b) 02/15/23	7.750%	161,000	171,867
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
11

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Denbury Resources, Inc.(b) 05/15/21	9.000%	56,000	57,680
Diamondback Energy, Inc.(b) 11/01/24	4.750%	18,000	18,000
Extraction Oil & Gas Holdings LLC/Finance Corp.(b) 07/15/21	7.875%	105,000	111,037
Laredo Petroleum, Inc. 01/15/22	5.625%	9,000	8,775
03/15/23	6.250%	294,000	295,470
Newfield Exploration Co. 01/30/22	5.750%	11,000	11,468
07/01/24	5.625%	69,000	71,760
Oasis Petroleum, Inc. 03/15/22	6.875%	36,000	35,640
01/15/23	6.875%	70,000	68,600
PDC Energy, Inc.(b) 09/15/24	6.125%	129,000	134,160
Parsley Energy LLC/Finance Corp.(b) 02/15/22	7.500%	196,000	208,495
06/01/24	6.250%	61,000	64,050
QEP Resources, Inc. 05/01/23	5.250%	71,000	69,757
RSP Permian, Inc. 10/01/22	6.625%	69,000	72,709
Range Resources Corp.(b) 08/15/22	5.000%	52,000	50,700
SM Energy Co. 06/01/25	5.625%	19,000	18,098
09/15/26	6.750%	73,000	74,825
WPX Energy, Inc. 01/15/22	6.000%	202,000	201,495
Whiting Petroleum Corp. 03/15/21	5.750%	64,000	59,360
Total			2,472,132
LEISURE 0.1%
LTF Merger Sub, Inc.(b) 06/15/23	8.500%	53,000	53,928
Live Nation Entertainment, Inc.(b) 11/01/24	4.875%	36,000	35,910
Total			89,838
LIFE INSURANCE 0.2%
MetLife, Inc. Junior Subordinated 08/01/39	10.750%	155,000	253,425

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prudential Financial, Inc. Junior Subordinated(c) 09/15/42	5.875%	20,000	21,900
Total			275,325
LODGING 0.2%
Choice Hotels International, Inc. 07/01/22	5.750%	96,000	105,000
Hilton Domestic Operating Co., Inc.(b) 09/01/24	4.250%	35,000	35,088
Playa Resorts Holding BV(b) 08/15/20	8.000%	107,000	109,942
Total			250,030
MEDIA AND ENTERTAINMENT 0.8%
AMC Networks, Inc. 04/01/24	5.000%	29,000	29,363
CBS Radio, Inc.(b) 11/01/24	7.250%	13,000	13,504
Lamar Media Corp. 02/01/26	5.750%	74,000	79,228
MDC Partners, Inc.(b) 05/01/24	6.500%	141,000	120,202
Match Group, Inc. 06/01/24	6.375%	85,000	91,800
Netflix, Inc. 02/15/22	5.500%	107,000	115,828
02/15/25	5.875%	63,000	69,851
Netflix, Inc.(b) 11/15/26	4.375%	156,000	153,465
Outfront Media Capital LLC/Corp. 02/15/24	5.625%	72,000	74,970
Sirius XM Radio, Inc.(b) 04/15/25	5.375%	50,000	50,813
Univision Communications, Inc.(b) 02/15/25	5.125%	149,000	149,372
Total			948,396
METALS 0.7%
ArcelorMittal(c) 02/25/22	7.250%	95,000	107,730
BHP Billiton Finance USA Ltd. Junior Subordinated(b)(c) 10/19/75	6.750%	200,000	226,500
Constellium NV(b) 05/15/24	5.750%	74,000	65,490

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
12

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc. 03/01/22	3.550%	19,000	17,433
03/15/23	3.875%	37,000	33,392
11/14/24	4.550%	136,000	124,780
Novelis Corp.(b) 08/15/24	6.250%	30,000	31,200
09/30/26	5.875%	124,000	125,550
Teck Resources Ltd. 07/15/41	6.250%	53,000	52,470
Teck Resources Ltd.(b) 06/01/24	8.500%	48,000	55,560
Total			840,105
MIDSTREAM 1.4%
Cheniere Corpus Christi Holdings LLC(b) 06/30/24	7.000%	38,000	40,280
Energy Transfer Equity LP 06/01/27	5.500%	134,000	130,650
Holly Energy Partners LP/Finance Corp.(b) 08/01/24	6.000%	130,000	135,200
MPLX LP 12/01/24	4.875%	265,000	277,151
06/01/25	4.875%	16,000	16,690
Sabine Pass Liquefaction LLC 03/01/25	5.625%	166,000	175,653
Sabine Pass Liquefaction LLC(b) 06/30/26	5.875%	62,000	66,817
03/15/27	5.000%	61,000	62,068
Tallgrass Energy Partners LP/Finance Corp.(b) 09/15/24	5.500%	22,000	21,890
Targa Resources Partners LP/Finance Corp. 05/01/23	5.250%	52,000	51,615
11/15/23	4.250%	32,000	30,080
03/15/24	6.750%	46,000	49,220
Targa Resources Partners LP/Finance Corp.(b) 02/01/27	5.375%	110,000	110,000
Tesoro Logistics LP/Finance Corp. 10/15/22	6.250%	124,000	131,440
05/01/24	6.375%	24,000	25,800
Western Gas Partners LP 07/01/22	4.000%	39,000	40,096
06/01/25	3.950%	52,000	51,982
Williams Companies, Inc. (The) 01/15/23	3.700%	50,000	48,375
06/24/24	4.550%	229,000	233,007
Total			1,698,014

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OIL FIELD SERVICES 0.2%
SESI LLC 05/01/19	6.375%	33,000	32,588
12/15/21	7.125%	24,000	23,400
Weatherford International Ltd. 06/15/21	7.750%	96,000	96,960
06/15/23	8.250%	58,000	60,030
Total			212,978
OTHER INDUSTRY —%
CB Richard Ellis Services, Inc. 03/15/25	5.250%	39,000	41,695
PACKAGING 0.8%
ARD Finance SA PIK(b) 09/15/23	7.125%	41,000	40,590
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b) 01/31/21	6.750%	42,000	43,260
05/15/23	4.625%	39,000	39,390
05/15/24	7.250%	125,000	131,875
Ball Corp. 12/15/20	4.375%	94,000	99,992
Berry Plastics Corp. 05/15/22	5.500%	30,000	31,200
10/15/22	6.000%	57,000	60,278
07/15/23	5.125%	116,000	118,030
Plastipak Holdings, Inc.(b) 10/01/21	6.500%	82,000	84,870
Reynolds Group Issuer, Inc./LLC 10/15/20	5.750%	90,000	92,365
02/15/21	6.875%	30,000	31,050
Reynolds Group Issuer, Inc./LLC(b) 07/15/24	7.000%	99,000	105,806
Reynolds Group Issuer, Inc./LLC(c) 02/15/21	8.250%	49,000	51,193
Signode Industrial Group Luxembourg SA/US, Inc.(b) 05/01/22	6.375%	19,000	19,190
Total			949,089
PAPER 0.2%
Inversiones CMPC SA(b) 09/15/24	4.750%	200,000	211,856
PHARMACEUTICALS 0.5%
Endo Finance LLC/Finco, Inc.(b) 02/01/25	6.000%	64,000	53,920

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
13

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grifols Worldwide Operations Ltd. 04/01/22	5.250%	52,000	54,210
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(b) 08/01/23	6.375%	124,000	124,682
Mallinckrodt International Finance SA/CB LLC(b) 10/15/23	5.625%	24,000	22,560
04/15/25	5.500%	20,000	18,500
Valeant Pharmaceuticals International, Inc.(b) 04/15/25	6.125%	420,000	331,800
Total			605,672
PROPERTY & CASUALTY 0.2%
Alliant Holdings Intermediate LP(b) 08/01/23	8.250%	4,000	4,070
HUB International Ltd.(b) 02/15/21	9.250%	14,000	14,490
10/01/21	7.875%	205,000	209,551
Total			228,111
RAILROADS 0.3%
BNSF Funding Trust I Junior Subordinated(c) 12/15/55	6.613%	315,000	362,644
RESTAURANTS 0.2%
BC ULC/New Red Finance, Inc.(b) 01/15/22	4.625%	76,000	78,470
04/01/22	6.000%	36,000	37,620
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(b) 06/01/26	5.250%	125,000	130,313
Total			246,403
RETAILERS 0.4%
Asbury Automotive Group, Inc. 12/15/24	6.000%	69,000	70,897
Dollar Tree, Inc. 03/01/23	5.750%	80,000	85,200
Group 1 Automotive, Inc. 06/01/22	5.000%	52,000	51,870
Group 1 Automotive, Inc.(b) 12/15/23	5.250%	5,000	4,975
Hanesbrands, Inc.(b) 05/15/24	4.625%	27,000	27,456
05/15/26	4.875%	27,000	27,472
Penske Automotive Group, Inc. 12/01/24	5.375%	92,000	92,460
Rite Aid Corp.(b) 04/01/23	6.125%	89,000	93,895

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sally Holdings LLC/Capital, Inc. 06/01/22	5.750%	40,000	41,600
12/01/25	5.625%	15,000	16,013
Total			511,838
SUPERMARKETS 0.2%
Cencosud SA(b) 02/12/45	6.625%	200,000	211,488
TECHNOLOGY 1.8%
Alliance Data Systems Corp.(b) 08/01/22	5.375%	208,000	200,200
Camelot Finance SA(b) 10/15/24	7.875%	34,000	34,765
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(b) 06/15/23	5.450%	61,000	65,322
06/15/26	6.020%	80,000	87,204
Equinix, Inc. 01/01/22	5.375%	120,000	127,200
01/15/26	5.875%	121,000	129,339
First Data Corp.(b) 08/15/23	5.375%	60,000	62,100
12/01/23	7.000%	129,000	135,127
01/15/24	5.000%	48,000	48,720
01/15/24	5.750%	183,000	185,745
Infor US, Inc.(b) 08/15/20	5.750%	12,000	12,555
Informatica LLC(b) 07/15/23	7.125%	22,000	20,515
MSCI, Inc.(b) 11/15/24	5.250%	70,000	73,500
08/15/25	5.750%	35,000	37,210
08/01/26	4.750%	37,000	37,278
Microsemi Corp.(b) 04/15/23	9.125%	93,000	107,182
NXP BV/Funding LLC(b) 06/01/21	4.125%	83,000	88,603
06/15/22	4.625%	41,000	44,690
09/01/22	3.875%	3,000	3,173
PTC, Inc. 05/15/24	6.000%	72,000	76,140
Qualitytech LP/Finance Corp. 08/01/22	5.875%	128,000	131,520
Quintiles IMS, Inc.(b) 05/15/23	4.875%	42,000	43,313
10/15/26	5.000%	76,000	78,565
Riverbed Technology, Inc.(b) 03/01/23	8.875%	60,000	63,900

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
14

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies UK Financing Co. PLC(b) 02/15/26	6.250%	85,000	92,013
Solera LLC/Finance, Inc.(b) 03/01/24	10.500%	71,000	79,365
VeriSign, Inc. 05/01/23	4.625%	104,000	107,120
Total			2,172,364
TRANSPORTATION SERVICES 0.3%
Global Ports Finance PLC(b) 09/22/23	6.500%	300,000	298,500
Hertz Corp. (The) 01/15/21	7.375%	5,000	5,150
10/15/22	6.250%	11,000	11,275
Hertz Corp. (The)(b) 10/15/24	5.500%	53,000	51,458
Total			366,383
WIRELESS 1.6%
Comcel Trust(b) 02/06/24	6.875%	200,000	204,500
SBA Communications Corp.(b) 09/01/24	4.875%	322,000	322,000
SFR Group SA(b) 05/01/26	7.375%	259,000	261,590
Sprint Communications, Inc.(b) 03/01/20	7.000%	158,000	171,825
Sprint Corp. 06/15/24	7.125%	249,000	234,060
02/15/25	7.625%	127,000	122,872
T-Mobile USA, Inc. 04/01/23	6.625%	240,000	255,043
01/15/24	6.500%	19,000	20,330
03/01/25	6.375%	87,000	93,254
01/15/26	6.500%	145,000	158,949
Wind Acquisition Finance SA(b) 07/15/20	4.750%	44,000	44,220
04/23/21	7.375%	21,000	21,578
Total			1,910,221
WIRELINES 0.9%
CenturyLink, Inc. 04/01/25	5.625%	189,000	177,188
Frontier Communications Corp. 09/15/20	8.875%	59,000	62,688
09/15/22	10.500%	25,000	26,000
01/15/23	7.125%	228,000	205,057
09/15/25	11.000%	146,000	149,489

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Communications, Inc. 12/01/22	5.750%	48,000	49,440
Level 3 Financing, Inc. 08/15/22	5.375%	100,000	102,750
01/15/24	5.375%	13,000	13,276
Level 3 Financing, Inc.(b) 03/15/26	5.250%	51,000	51,765
Telecom Italia SpA(b) 05/30/24	5.303%	51,000	51,701
Zayo Group LLC/Capital, Inc. 04/01/23	6.000%	116,000	122,090
05/15/25	6.375%	58,000	61,064
Total			1,072,508
Total Corporate Bonds & Notes (Cost: $32,198,025)			32,639,762

Residential Mortgage-Backed Securities — Agency 3.6%

Federal Home Loan Mortgage Corp. 01/01/45	3.500%	580,696	615,443
Federal Home Loan Mortgage Corp.(c)(e) CMO IO Series 311 Class S1 08/15/43	5.415%	3,448,751	690,935
CMO IO Series 326 Class S2 03/15/44	5.415%	2,748,692	613,500
Federal Home Loan Mortgage Corp.(e) CMO IO Series 4098 Class AI 05/15/39	3.500%	2,907,249	268,347
CMO IO Series 4121 Class IA 01/15/41	3.500%	1,951,870	243,470
Federal National Mortgage Association(c)(e) CMO IO Series 2013-101 Class CS 10/25/43	5.366%	1,623,356	397,035
CMO IO Series 2016-45 Class AS 07/25/46	5.466%	487,826	123,408
CMO IO Series 2016-50 Class GS 08/25/46	5.416%	1,929,364	441,953
CMO IO Series 2016-62 Class AS 09/25/46	1.901%	4,758,662	305,087
Federal National Mortgage Association(e) CMO IO Series 2012-121 Class GI 08/25/39	3.500%	413,474	43,434
Government National Mortgage Association CMO IO Series 2015-53 Class EI(e) 04/16/45	3.500%	3,531,887	631,368
Total Residential Mortgage-Backed Securities — Agency (Cost: $4,577,745)			4,373,980

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
15

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency 4.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC Series 2016-1 Class A1(b) 07/25/46	3.500%	458,010	456,547
Angel Oak Mortgage Trust LLC Series 2015-1(b) 11/25/45	4.500%	299,955	301,760
CAM Mortgage Trust CMO Series 2016-2 Class A1(b) 06/15/57	3.250%	296,839	296,527
COLT Mortgage Loan Trust CMO Series 2016-1 Class A2(b) 05/25/46	3.500%	447,617	448,736
Citigroup Mortgage Loan Trust, Inc.(b)(c) CMO Series 2014-C Class A 02/25/54	3.250%	1,132,265	1,085,864
CMO Series 2015-A Class B3 06/25/58	4.500%	241,754	233,219
Series 2013-11 Class 3A3 09/25/34	3.071%	207,669	192,316
Citigroup Mortgage Loan Trust, Inc.(b)(e) CMO IO Series 2015-A Class A1IO 06/25/58	1.000%	7,098,977	186,240
Credit Suisse Mortgage Capital Certificates(b) CMO Series 2010-9R Class 1A5 08/27/37	4.000%	200,000	196,229
Series 2010-9R Class 1A3 08/27/37	3.750%	11,677	11,707
Credit Suisse Mortgage Capital Certificates(b)(c) CMO Series 2014-RPL4 Class A1 08/25/62	3.625%	208,319	210,704
CMO Series 2014-RPL4 Class A2 08/25/62	4.790%	1,000,000	966,673
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A2(b)(c) 08/26/35	3.041%	250,000	241,592
Selene Non-Performing Loans LLC CMO Series 2014-1A Class A(b)(c) 05/25/54	2.981%	77,264	77,109
VML LLC CMO Series 2014-NPL1 Class A1(b) 04/27/54	3.875%	368,620	366,960
Vericrest Opportunity Loan Transferee XXXV LLC CMO Series 2016-NPL9 Class A1(b) 09/25/46	3.500%	491,678	491,691
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $5,820,335)			5,763,874

Commercial Mortgage-Backed Securities —
Non-Agency 1.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent(b)(c) Series 2014-SFR1 Class E 06/17/31	3.035%	250,000	246,848
Series 2014-SFR1 Class F 06/17/31	3.785%	250,000	245,620
BHMS Mortgage Trust Series 2014-ATLS Class DFX(b)(c) 07/05/33	4.691%	500,000	480,477
Rialto Real Estate Fund LLC Subordinated, Series 2015-LT7 Class B(b) 12/25/32	5.071%	350,000	349,796
Rialto Real Estate Fund LP Series 2014-LT6 Class B(b) 09/15/24	5.486%	547,816	547,462
VFC LLC Subordinated, Series 2015-3 Class B(b) 12/20/31	4.750%	234,049	234,002
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $2,135,371)			2,104,205

Asset-Backed Securities — Non-Agency 1.4%

ALM XIV Ltd. Series 2014-14A Class C(b)(c) 07/28/26	4.340%	500,000	485,230
Apidos CLO XXII Series 2015-22A Class D(b)(c) 10/20/27	6.881%	500,000	459,261
Carlyle Global Market Strategies CLO Series 2015-4A Class C(b)(c) 10/20/27	4.684%	250,000	246,377
OZLM VII Ltd. Series 2014-7A Class C(b)(c) 07/17/26	4.480%	250,000	240,420
Octagon Investment Partners XXII Ltd. Series 2014-1A Class E1(b)(c) 11/25/25	6.132%	250,000	221,752
Total Asset-Backed Securities — Non-Agency (Cost: $1,671,379)			1,653,040

U.S. Treasury Obligations 3.7%

U.S. Treasury 02/15/26	6.000%	112,000	152,381
02/15/29	5.250%	256,000	347,620
02/15/36	4.500%	57,000	77,500
02/15/38	4.375%	170,000	228,604
02/15/39	3.500%	236,000	280,711

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
16

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/39	4.375%	284,000	380,704
02/15/41	4.750%	73,000	103,372
08/15/42	2.750%	497,000	516,414
05/15/43	2.875%	361,000	383,280
05/15/44	3.375%	594,000	691,337
08/15/44	3.125%	163,000	181,325
11/15/44	3.000%	163,000	177,046
02/15/45	2.500%	62,000	60,920
02/15/46	2.500%	1,000,000	981,211
Total U.S. Treasury Obligations (Cost: $4,623,514)			4,562,425

Foreign Government Obligations(f) 11.8%

ARGENTINA 0.9%
Argentina Republic Government International Bond(b) 04/22/21	6.875%	200,000	216,400
City of Buenos Aires Argentina(b) 06/01/27	7.500%	250,000	269,375
Provincia de Buenos Aires(b) 03/16/24	9.125%	450,000	498,375
Provincia de Cordoba(b) 06/10/21	7.125%	150,000	155,250
Total			1,139,400
BRAZIL 0.9%
Brazilian Government International Bond 01/07/41	5.625%	650,000	627,250
01/07/25	4.250%	300,000	297,000
Petrobras Global Finance BV 01/27/21	5.375%	200,000	197,250
Total			1,121,500
COLOMBIA 0.5%
Ecopetrol SA 06/26/26	5.375%	200,000	201,800
09/18/43	7.375%	260,000	265,200
01/16/25	4.125%	100,000	95,250
Total			562,250
COSTA RICA 0.3%
Costa Rica Government International Bond(b) 03/12/45	7.158%	400,000	422,000
CROATIA 0.4%
Hrvatska Elektroprivreda(b) 10/23/22	5.875%	400,000	435,408

Foreign Government Obligations(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DOMINICAN REPUBLIC 0.9%
Banco de Reservas de la Republica Dominicana(b) Subordinated 02/01/23	7.000%	150,000	153,000
02/01/23	7.000%	150,000	153,000
Dominican Republic International Bond(b) 04/20/27	8.625%	300,000	352,500
01/29/26	6.875%	400,000	445,000
Total			1,103,500
ECUADOR 0.2%
Ecuador Government International Bond(b) 03/28/22	10.750%	250,000	265,015
EL SALVADOR 0.3%
El Salvador Government International Bond(b) 01/18/27	6.375%	320,000	318,400
GABON 0.1%
Gabon Government International Bond(b) 12/12/24	6.375%	200,000	183,356
GEORGIA 0.2%
Georgian Railway JSC(b) 07/11/22	7.750%	200,000	223,000
GHANA 0.2%
Ghana Government International Bond(b) 01/18/26	8.125%	200,000	191,554
HONDURAS 0.4%
Honduras Government International Bond(b) 03/15/24	7.500%	400,000	446,000
HUNGARY 0.3%
Hungary Government International Bond 03/29/41	7.625%	100,000	152,400
MFB Magyar Fejlesztesi Bank Zrt.(b) 10/21/20	6.250%	200,000	225,250
Total			377,650
INDONESIA 1.4%
PT Pertamina Persero(b) 05/03/22	4.875%	600,000	640,266
05/27/41	6.500%	500,000	561,875
PT Perusahaan Listrik Negara(b) 11/22/21	5.500%	500,000	553,700
Total			1,755,841

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
17

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Foreign Government Obligations(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IVORY COAST 0.2%
Ivory Coast Government International Bond(b) 03/03/28	6.375%	200,000	208,646
JAMAICA 0.2%
Jamaica Government International Bond 04/28/28	6.750%	200,000	226,000
KAZAKHSTAN 0.3%
KazMunayGas National Co. JSC(b) 07/02/18	9.125%	100,000	109,875
Kazakhstan Government International Bond(b) 07/21/45	6.500%	200,000	239,178
Total			349,053
MEXICO 1.4%
Petroleos Mexicanos 06/02/41	6.500%	1,800,000	1,749,600
PAKISTAN 0.2%
Pakistan Government International Bond(b) 04/15/24	8.250%	200,000	225,288
RUSSIAN FEDERATION 0.8%
Gazprom Neft OAO Via GPN Capital SA(b) 09/19/22	4.375%	200,000	197,250
Gazprom OAO Via Gaz Capital SA(b) 03/07/22	6.510%	200,000	219,160
02/06/28	4.950%	200,000	196,024
Russian Foreign Bond — Eurobond(b) 04/04/22	4.500%	400,000	421,754
Total			1,034,188
SENEGAL 0.2%
Senegal Government International Bond(b) 07/30/24	6.250%	200,000	205,608
SERBIA 0.2%
Serbia International Bond(b) 12/03/18	5.875%	200,000	211,750
TRINIDAD AND TOBAGO 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.(b) 08/14/19	9.750%	100,000	110,704
08/14/19	9.750%	250,000	276,760
Total			387,464

Foreign Government Obligations(f) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TURKEY 0.6%
Export Credit Bank of Turkey(b) 09/23/21	5.000%	300,000	300,750
Turkey Government International Bond 03/17/36	6.875%	400,000	454,760
Total			755,510
VENEZUELA 0.4%
Petroleos de Venezuela SA(b) 05/16/24	6.000%	700,000	262,500
Venezuela Government International Bond(b) 05/07/23	9.000%	250,000	114,750
10/13/19	7.750%	300,000	152,250
Total			529,500
Total Foreign Government Obligations (Cost: $14,190,730)			14,427,481

Senior Loans 0.1%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CONSUMER PRODUCTS 0.1%
Serta Simmons Holdings, LLC 2nd Lien Term Loan(c)(d)(g) 11/07/24	9.000%	80,109	80,660
TECHNOLOGY —%
Ancestry.com Operations, Inc. 2nd Lien Term Loan(c)(d)(g) 10/14/24	9.250%	22,926	23,213
Kronos, Inc. 2nd Lien Term Loan(c)(d)(g) 10/18/24	9.250%	33,000	33,985
Total			57,198
Total Senior Loans (Cost: $134,274)			137,858

Equity-Linked Notes 21.1%

Issuer	Coupon Rate	Shares	Value ($)
BNP Paribas Arbitrage Issuance BV (linked to a basket of 40 common stocks)(b) 11/07/16	13.260%	3,100	3,060,940
Barclays Bank PLC (linked to a basket of 40 common stocks)(b) 12/09/16	12.600%	3,100	3,082,485

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
18

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Equity-Linked Notes (continued)

Issuer	Coupon Rate	Shares	Value ($)
Credit Suisse AG(b) (linked to common stock of Hugo Boss AG) 11/23/16	7.150%	518	29,417
(linked to common stock of Micron Technology, Inc.) 11/21/16	19.200%	4,023	65,655
Credit Suisse Securities (USA) LLC(b) (linked to the common stock of American Airlines Group, Inc.) 11/04/16	14.500%	550	21,841
(linked to the common stock of Archer-Daniels-Midland Co.) 11/11/16	6.650%	391	16,977
(linked to the common stock of Delta Air Lines, Inc.) 11/04/16	13.050%	633	26,333
Deutsche Bank AG(b) (linked to common stock of Anadarko Petroleum Corp.) 02/01/17	13.090%	490	28,925
(linked to common stock of Devon Energy Corp.) 02/01/17	18.410%	753	28,456
(linked to the common stock of United Airlines, Inc.) 11/04/16	13.280%	322	16,811
HSBC Bank USA NA (linked to a basket of 37 common stocks)(b) 02/10/17	14.960%	4,210	4,152,744
JPMorgan Chase Bank NA(b) (linked to a basket of 37 common stocks) 03/31/17	13.000%	4,120	4,041,761
(linked to common stock of Graphic Packaging Holding Co.) 11/22/16	7.740%	1,593	20,056
Morgan Stanley BV (linked to a basket of 40 common stocks)(b) 03/09/17	12.320%	4,121	4,013,895
Royal Bank of Canada (linked to common stock of Amerada Hess Corp.)(b) 02/02/17	14.670%	588	28,648
Societe Generale SA (linked to a basket of 40 common stocks)(b) 01/10/17	12.680%	3,200	3,087,680
UBS AG (linked to a basket of 40 common stocks)(b) 02/10/17	11.740%	4,340	4,139,318
Total Equity-Linked Notes (Cost: $26,470,872)			25,861,942

Limited Partnerships 4.0%

Issuer	Shares	Value ($)
ENERGY 3.7%
Oil, Gas & Consumable Fuels 3.7%
Buckeye Partners LP	2,620	169,095
Cheniere Energy Partners LP	6,620	175,430

Limited Partnerships (continued)

Issuer	Shares	Value ($)
DCP Midstream Partners LP	10,835	361,347
Energy Transfer Partners LP	13,813	483,179
Enterprise Products Partners LP	27,016	681,884
MPLX LP	11,308	384,698
PBF Logistics LP	18,293	357,628
Phillips 66 Partners LP	4,000	176,800
Plains All American Pipeline LP	12,500	379,500
Sunoco Logistics Partners LP	6,198	158,917
Tesoro Logistics LP	6,298	300,667
Valero Energy Partners LP	4,713	191,960
Western Gas Partners LP	6,171	340,331
Williams Partners LP	11,481	411,249
Total		4,572,685
Total Energy		4,572,685
UTILITIES 0.3%
Gas Utilities 0.3%
AmeriGas Partners LP	6,986	333,581
Total Utilities		333,581
Total Limited Partnerships (Cost: $5,778,317)		4,906,266

Money Market Funds 2.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.463%(h)(i)	3,561,435	3,561,435
Total Money Market Funds (Cost: $3,561,435)		3,561,435
Total Investments (Cost: $122,547,609)		121,373,217
Other Assets & Liabilities, Net		1,112,207
Net Assets		122,485,424

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
19

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

At October 31, 2016, cash totaling $244,700 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 E-mini	25	USD	2,650,125	12/2016	—	(61,985)
U.S. Treasury 10-Year Note	40	USD	5,185,000	12/2016	—	(44,597)
U.S. Ultra Bond	17	USD	2,990,938	12/2016	—	(49,442)
Total			10,826,063		—	(156,024)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund's Board of Trustees. At October 31, 2016, the value of these securities amounted to $60,771,406 or 49.62% of net assets.

(c)  Variable rate security.

(d)  Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(e)  Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.

(f)  Principal and interest may not be guaranteed by the government.

(g)  Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(h)  The rate shown is the seven-day current annualized yield at October 31, 2016.

(i)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,386,008	56,291,281	(56,115,850)	(4)	3,561,435	9,342	3,561,435

Abbreviation Legend

ADR  American Depositary Receipt

CMO  Collateralized Mortgage Obligation

PIK    Payment-in-Kind

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
20

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
21

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	186,122	—	—	186,122
Consumer Staples	881,530	130,573	—	1,012,103
Energy	1,603,712	171,951	—	1,775,663
Financials	395,800	—	—	395,800
Health Care	600,064	50,259	—	650,323
Industrials	104,435	31,043	—	135,478
Information Technology	836,873	23,539	—	860,412
Materials	242,038	—	—	242,038
Real Estate	3,805,023	—	—	3,805,023
Telecommunication Services	503,953	53,465	—	557,418
Utilities	576,659	—	—	576,659
Total Common Stocks	9,736,209	460,830	—	10,197,039
Exchange-Traded Funds	11,183,910	—	—	11,183,910
Corporate Bonds & Notes	—	32,639,762	—	32,639,762
Residential Mortgage-Backed Securities — Agency	—	4,373,980	—	4,373,980
Residential Mortgage-Backed Securities — Non-Agency	—	5,315,138	448,736	5,763,874
Commercial Mortgage-Backed Securities — Non-Agency	—	2,104,205	—	2,104,205
Asset-Backed Securities — Non-Agency	—	1,653,040	—	1,653,040
U.S. Treasury Obligations	4,562,425	—	—	4,562,425
Foreign Government Obligations	—	14,427,481	—	14,427,481
Senior Loans	—	137,858	—	137,858
Equity-Linked Notes	—	25,861,942	—	25,861,942
Limited Partnerships
Energy	4,572,685	—	—	4,572,685
Utilities	333,581	—	—	333,581
Total Limited Partnerships	4,906,266	—	—	4,906,266

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
22

COLUMBIA MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Money Market Funds	—	—	—	3,561,435
Total Investments	30,388,810	86,974,236	448,736	121,373,217
Derivatives
Liabilities
Futures Contracts	(156,024)	—	—	(156,024)
Total	30,232,786	86,974,236	448,736	121,217,193

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
23

COLUMBIA MULTI-ASSET INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $118,986,174)	$117,811,782
Affiliated issuers (identified cost $3,561,435)	3,561,435
Total investments (identified cost $122,547,609)	121,373,217
Cash	30,306
Margin deposits	244,700
Receivable for:
Investments sold	478,827
Capital shares sold	1,000
Dividends	53,278
Interest	855,984
Foreign tax reclaims	6,061
Variation margin	19,063
Expense reimbursement due from Investment Manager	2,412
Prepaid expenses	684
Trustees' deferred compensation plan	5,390
Other assets	1,416
Total assets	123,072,338
Liabilities
Payable for:
Investments purchased	337,182
Investments purchased on a delayed delivery basis	189,274
Variation margin	4,625
Management services fees	6,630
Distribution and/or service fees	27
Transfer agent fees	71
Chief compliance officer expenses	2
Other expenses	43,713
Trustees' deferred compensation plan	5,390
Total liabilities	586,914
Net assets applicable to outstanding capital stock	$122,485,424
Represented by
Paid-in capital	$126,985,528
Undistributed net investment income	573,147
Accumulated net realized loss	(3,742,760)
Unrealized appreciation (depreciation) on:
Investments	(1,174,392)
Foreign currency translations	(75)
Futures contracts	(156,024)
Total — representing net assets applicable to outstanding capital stock	$122,485,424

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
24

COLUMBIA MULTI-ASSET INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

October 31, 2016 (Unaudited)

Class A
Net assets	$508,712
Shares outstanding	53,295
Net asset value per share	$9.55
Maximum offering price per share(a)	$10.03
Class C
Net assets	$200,065
Shares outstanding	20,965
Net asset value per share	$9.54
Class I
Net assets	$121,259,242
Shares outstanding	12,703,238
Net asset value per share	$9.55
Class R4
Net assets	$9,545
Shares outstanding	1,000
Net asset value per share(b)	$9.54
Class R5
Net assets	$12,518
Shares outstanding	1,311
Net asset value per share	$9.55
Class W
Net assets	$9,546
Shares outstanding	1,000
Net asset value per share	$9.55
Class Z
Net assets	$485,796
Shares outstanding	50,883
Net asset value per share	$9.55

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
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COLUMBIA MULTI-ASSET INCOME FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$576,069
Dividends — affiliated issuers	9,342
Interest	2,781,335
Foreign taxes withheld	(2,331)
Total income	3,364,415
Expenses:
Management services fees	361,804
Distribution and/or service fees
Class A	335
Class C	603
Class W	12
Transfer agent fees
Class A	186
Class C	84
Class R4	7
Class R5	2
Class W	7
Class Z	279
Compensation of board members	8,997
Custodian fees	23,616
Printing and postage fees	11,205
Registration fees	38,583
Audit fees	19,528
Legal fees	1,625
Chief compliance officer expenses	22
Other	4,715
Total expenses	471,610
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(155,109)
Total net expenses	316,501
Net investment income	3,047,914
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(97,206)
Investments — affiliated issuers	(4)
Foreign currency translations	2,387
Forward foreign currency exchange contracts	13,172
Futures contracts	25,130
Net realized loss	(56,521)
Net change in unrealized appreciation (depreciation) on:
Investments	719,499
Foreign currency translations	(211)
Futures contracts	(182,628)
Net change in unrealized appreciation	536,660
Net realized and unrealized gain	480,139
Net increase in net assets resulting from operations	$3,528,053

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MULTI-ASSET INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations
Net investment income	$3,047,914	$5,446,858
Net realized loss	(56,521)	(3,678,682)
Net change in unrealized appreciation (depreciation)	536,660	(2,024,943)
Net increase (decrease) in net assets resulting from operations	3,528,053	(256,767)
Distributions to shareholders
Net investment income
Class A	(6,866)	(2,908)
Class C	(2,631)	(3,416)
Class I	(2,830,103)	(5,385,064)
Class R4	(248)	(561)
Class R5	(250)	(564)
Class W	(235)	(537)
Class Z	(10,419)	(18,023)
Total distributions to shareholders	(2,850,752)	(5,411,073)
Increase in net assets from capital stock activity	28,809,041	5,620,509
Total increase (decrease) in net assets	29,486,342	(47,331)
Net assets at beginning of period	92,999,082	93,046,413
Net assets at end of period	$122,485,424	$92,999,082
Undistributed net investment income	$573,147	$375,985

The accompanying Notes to Financial Statements are an integral part of this statement.

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27

COLUMBIA MULTI-ASSET INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	39,694	382,913	19,017	177,010
Distributions reinvested	688	6,632	256	2,371
Redemptions	(1,688)	(16,397)	(5,672)	(53,313)
Net increase	38,694	373,148	13,601	126,068
Class C shares
Subscriptions	15,615	150,476	9,746	92,484
Distributions reinvested	252	2,433	319	2,950
Redemptions	(5,648)	(53,259)	(319)	(2,950)
Net increase	10,219	99,650	9,746	92,484
Class I shares
Subscriptions	2,612,739	25,332,026	—	—
Distributions reinvested	293,903	2,829,850	577,518	5,384,495
Net increase	2,906,642	28,161,876	577,518	5,384,495
Class R5 shares
Subscriptions	311	3,000	—	—
Net increase	311	3,000	—	—
Class Z shares
Subscriptions	16,688	161,463	—	—
Distributions reinvested	1,056	10,173	1,872	17,462
Redemptions	(28)	(269)	—	—
Net increase	17,716	171,367	1,872	17,462
Total net increase	2,973,582	28,809,041	602,737	5,620,509

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
28

COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2016		Year Ended April 30,
Class A	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.43		$10.05	$10.00
Income from investment operations:
Net investment income	0.25		0.57	0.03
Net realized and unrealized gain (loss)	0.10		(0.65)	0.04
Total from investment operations	0.35		(0.08)	0.07
Less distributions to shareholders:
Net investment income	(0.23)		(0.54)	(0.02)
Total distributions to shareholders	(0.23)		(0.54)	(0.02)
Net asset value, end of period	$9.55		$9.43	$10.05
Total return	3.77%		(0.62%)	0.69%
Ratios to average net assets(b)
Total gross expenses	1.25	%(c)	1.34%	1.24	%(c)
Total net expenses(d)	0.94	%(c)	0.91%	0.75	%(c)
Net investment income	5.16	%(c)	6.15%	2.70	%(c)
Supplemental data
Net assets, end of period (in thousands)	$509		$138	$10
Portfolio turnover	31%		70%	30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class C	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.43		$10.05	$10.00
Income from investment operations:
Net investment income	0.21		0.48	0.02
Net realized and unrealized gain (loss)	0.10		(0.63)	0.04
Total from investment operations	0.31		(0.15)	0.06
Less distributions to shareholders:
Net investment income	(0.20)		(0.47)	(0.01)
Total distributions to shareholders	(0.20)		(0.47)	(0.01)
Net asset value, end of period	$9.54		$9.43	$10.05
Total return	3.27%		(1.37%)	0.61%
Ratios to average net assets(b)
Total gross expenses	1.99	%(c)	2.12%	1.99	%(c)
Total net expenses(d)	1.68	%(c)	1.65%	1.50	%(c)
Net investment income	4.34	%(c)	5.24%	2.00	%(c)
Supplemental data
Net assets, end of period (in thousands)	$200		$101	$10
Portfolio turnover	31%		70%	30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
30

COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class I	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.43		$10.05	$10.00
Income from investment operations:
Net investment income	0.27		0.57	0.03
Net realized and unrealized gain (loss)	0.10		(0.62)	0.04
Total from investment operations	0.37		(0.05)	0.07
Less distributions to shareholders:
Net investment income	(0.25)		(0.57)	(0.02)
Total distributions to shareholders	(0.25)		(0.57)	(0.02)
Net asset value, end of period	$9.55		$9.43	$10.05
Total return	3.96%		(0.29%)	0.73%
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	1.01%	0.92	%(c)
Total net expenses(d)	0.57	%(c)	0.55%	0.42	%(c)
Net investment income	5.55	%(c)	6.09%	3.50	%(c)
Supplemental data
Net assets, end of period (in thousands)	$121,259		$92,419	$92,681
Portfolio turnover	31%		70%	30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R4	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.43		$10.05	$10.00
Income from investment operations:
Net investment income	0.27		0.56	0.03
Net realized and unrealized gain (loss)	0.09		(0.62)	0.04
Total from investment operations	0.36		(0.06)	0.07
Less distributions to shareholders:
Net investment income	(0.25)		(0.56)	(0.02)
Total distributions to shareholders	(0.25)		(0.56)	(0.02)
Net asset value, end of period	$9.54		$9.43	$10.05
Total return	3.80%		(0.36%)	0.71%
Ratios to average net assets(b)
Total gross expenses	1.00	%(c)	1.10%	0.99	%(c)
Total net expenses(d)	0.68	%(c)	0.64%	0.50	%(c)
Net investment income	5.48	%(c)	5.99%	3.00	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$9	$10
Portfolio turnover	31%		70%	30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
32

COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class R5	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.43		$10.05	$10.00
Income from investment operations:
Net investment income	0.27		0.57	0.03
Net realized and unrealized gain (loss)	0.10		(0.63)	0.04
Total from investment operations	0.37		(0.06)	0.07
Less distributions to shareholders:
Net investment income	(0.25)		(0.56)	(0.02)
Total distributions to shareholders	(0.25)		(0.56)	(0.02)
Net asset value, end of period	$9.55		$9.43	$10.05
Total return	3.93%		(0.34%)	0.73%
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)	1.06%	0.97	%(c)
Total net expenses(d)	0.62	%(c)	0.60%	0.47	%(c)
Net investment income	5.53	%(c)	6.03%	3.02	%(c)
Supplemental data
Net assets, end of period (in thousands)	$13		$9	$10
Portfolio turnover	31%		70%	30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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33

COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class W	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.43		$10.05	$10.00
Income from investment operations:
Net investment income	0.26		0.54	0.03
Net realized and unrealized gain (loss)	0.09		(0.62)	0.04
Total from investment operations	0.35		(0.08)	0.07
Less distributions to shareholders:
Net investment income	(0.23)		(0.54)	(0.02)
Total distributions to shareholders	(0.23)		(0.54)	(0.02)
Net asset value, end of period	$9.55		$9.43	$10.05
Total return	3.77%		(0.62%)	0.69%
Ratios to average net assets(b)
Total gross expenses	1.25	%(c)	1.35%	1.24	%(c)
Total net expenses(d)	0.93	%(c)	0.89%	0.75	%(c)
Net investment income	5.23	%(c)	5.75%	2.75	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$9	$10
Portfolio turnover	31%		70%	30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016
34

COLUMBIA MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2016		Year Ended April 30,
Class Z	(Unaudited)		2016	2015(a)
Per share data
Net asset value, beginning of period	$9.43		$10.06	$10.00
Income from investment operations:
Net investment income	0.26		0.56	0.03
Net realized and unrealized gain (loss)	0.11		(0.63)	0.05
Total from investment operations	0.37		(0.07)	0.08
Less distributions to shareholders:
Net investment income	(0.25)		(0.56)	(0.02)
Total distributions to shareholders	(0.25)		(0.56)	(0.02)
Net asset value, end of period	$9.55		$9.43	$10.06
Total return	3.90%		(0.47%)	0.82%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	1.11%	0.99	%(c)
Total net expenses(d)	0.68	%(c)	0.65%	0.50	%(c)
Net investment income	5.43	%(c)	5.99%	3.61	%(c)
Supplemental data
Net assets, end of period (in thousands)	$486		$313	$315
Portfolio turnover	31%		70%	30%

Notes to Financial Highlights

(a)  Based on operations from March 27, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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35

COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Columbia Multi-Asset Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from

Semiannual Report 2016
36

COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from

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COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are

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COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present

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COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2016:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	61,985	*
Interest rate risk	Net assets — unrealized depreciation on futures contracts	94,039	*
Total		156,024

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months or year ended October 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	(31,930)	(31,930)
Foreign exchange risk	13,172	—	13,172
Interest rate risk	—	57,060	57,060
Total	13,172	25,130	38,302
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(99,642)
Interest rate risk	(82,986)
Total	(182,628)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	9,576,935
Futures contracts — Short	1,016,142
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	6,185	(198)

*Based on the ending quarterly outstanding amounts for the six months ended October 31, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan

Semiannual Report 2016
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COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument, generally valued based on a quotation received from a counterparty, which is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the

Semiannual Report 2016
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COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

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COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.51% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2016 was 0.66% of the Fund's average daily net assets.

Subadvisory Agreement

The Fund's Board has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of October 31, 2016, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.

Other Expenses

Other expenses include offering costs which were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I shares do not pay transfer agency fees.

For the six months ended October 31, 2016, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.14%
Class C	0.14
Class R4	0.14
Class R5	0.05
Class W	0.14
Class Z	0.14

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COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2016, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.25% of the average daily net assets attributable to Class C and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,676 for Class A and $500 for Class C shares for the six months ended October 31, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2016 Through August 31, 2017	Prior to September 1, 2016
Class A	0.99%	0.99%
Class C	1.74	1.74
Class I	0.65	0.59
Class R4	0.74	0.74
Class R5	0.70	0.64
Class W	0.99	0.99
Class Z	0.74	0.74

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/ reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund's net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Semiannual Report 2016
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COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $122,548,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,285,000
Unrealized depreciation	(3,460,000)
Net unrealized depreciation	$(1,175,000)

The following capital loss carryforwards, determined as of April 30, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	3,628,691

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $60,355,657 and $32,022,675, respectively, for the six months ended October 31, 2016, of which $1,153,223 and $50,752, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended October 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, affiliated shareholders of record owned 99.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Semiannual Report 2016
45

COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these

Semiannual Report 2016
46

COLUMBIA MULTI-ASSET INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016
47

COLUMBIA MULTI-ASSET INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

On June 10, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Columbia Multi-Asset Income Fund (the Fund), a series of the Trust. As detailed below, the Board's Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).

In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 8, 2016, April 27, 2016 and June 9, 2016 and at Board meetings held on March 9, 2016 and June 10, 2016. In addition, the Board considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with senior management of the Trust and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 9, 2016, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 10, 2016, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's management fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2017 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund's net assets;

•  The terms and conditions of the Agreements;

•  The subadvisory fees to be charged, if any, to the Investment Manager under the Subadvisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

Semiannual Report 2016
48

COLUMBIA MULTI-ASSET INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's and the Subadviser's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager's affiliates under the Agreements and under separate agreements for the provision of transfer agency services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager's affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager's and the Subadviser's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund and coordinate the activities of the Fund's other service providers. The Board also noted that the Board had approved the Subadviser's code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser's compliance program.

The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select the Subadviser, including the Investment Manager's rationale for recommending the continuation of the Subadvisory Agreement, and the process for monitoring the Subadviser's ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.

Semiannual Report 2016
49

COLUMBIA MULTI-ASSET INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2015, the Fund's performance was in the fortieth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons since inception.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund's management fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent fee consultant. The Committee and the Board noted that, as of December 31, 2015, the Fund's actual management fee and net total expense ratio are both ranked in the first quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered that the Investment Manager pays the fees of the Subadviser. The Committee and the Board noted that the Subadviser was not currently managing any assets under the Subadvisory Agreement, but that the Investment Manager could, in the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board received and considered information about the fees charged by the Investment Manager for sub-advisory services provided to comparable unaffiliated funds. In evaluating the Fund's management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Management Agreement and the Subadvisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund.

Semiannual Report 2016
50

COLUMBIA MULTI-ASSET INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2015 to profitability levels realized in 2014. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser's ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadvisers.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits

Semiannual Report 2016
51

COLUMBIA MULTI-ASSET INCOME FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.

Semiannual Report 2016
52

COLUMBIA MULTI-ASSET INCOME FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016
53

Columbia Multi-Asset Income Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR261_04_F01_(12/16)

SEMIANNUAL REPORT

October 31, 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.
**	Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Investment strategies to help meet investor needs

We are committed to helping investors navigate financial challenges to reach their desired outcomes. The possibilities are endless.

Your success is our priority.

Retire comfortably

Fund college or higher education

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Generate an appropriate stream of income in retirement

Traditional approaches to income may no longer be adequate — and they may no longer provide the diversification benefits they once did. Investors need to rethink how they generate retirement income.

Worried about running out of income? You are not alone.

Navigate a changing interest rate environment

Even in today’s challenging interest rate environment, it’s still possible to navigate markets and achieve your goals.

Make investment choices designed specifically for this market environment.

Maximize after-tax returns

In an environment where what you keep is more important than what you earn, municipal bonds can help mitigate higher taxes while providing attractive yields compared to other investment options.

You’ve worked too hard building your wealth to lose it to taxes.

Grow assets to achieve financial goals

Finding growth opportunities in today’s complex market environment requires strong research capabilities, creative thinking and a disciplined approach.

Do your investments deliver the portfolio growth you need?

Ease the impact of volatile markets

With increasing concerns about market volatility, investors should consider diversifying their portfolios with non-traditional holdings.

Interested in turning volatility into opportunity?

To find out more, contact your financial professional, call 800.426.3750 or visit investor.columbiathreadneedleus.com

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Get the market insight you need from our investment experts and subscribe to our latest publications

Stay informed with Columbia Threadneedle Investments

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Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at investor.columbiathreadneedleus.com.

Subscribe to the latest information from Columbia Threadneedle. Register your information online at investor.columbiathreadneedleus.com/subscribe and select the publications you would like to receive, including:

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Connect with us on LinkedIn for updates from our thought leaders.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholders,

While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the president-elect over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.

While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?

Position your portfolio for the reality of market volatility

That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.

Step 1: Review your investment goals

Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.

Step 2: Reassess your risk tolerance

Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.

Step 3: Remain calm and focus on your long-term plan

Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.

As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Breakdown — Long Positions (%) (at October 31, 2016)
Common Stocks	117.1
Limited Partnerships	0.5
Preferred Stocks	0.1
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	36.0
Total	153.7

Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.

(a)	Includes investments in Money Market Funds (amounting to $231.7 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.

Portfolio Breakdown — Short Positions (%) (at October 31, 2016)
Common Stocks	(53.3)
Limited Partnerships	(0.1)
Preferred Stocks	(0.3)
Rights	(0.0	)(a)
Total	(53.7)

Percentages indicated are based upon total investments, net of investments sold short. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

Market Exposure Through Derivatives Investments (% of notional exposure) (at October 31, 2016)(a)
	Long	Short	Net
Equity Derivative Contracts	264.5	(185.1)	79.4
Foreign Currency Derivative Contracts	23.3	(2.7)	20.6
Total Notional Market Value of Derivative Contracts	287.8	(187.8)	100.0

(a)	The Fund has market exposure (long and/or short) to equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Boston Partners

Joseph Feeney, Jr., CFA

Eric Connerly, CFA

AQR Capital Management, LLC

Michelle Aghassi, Ph.D.

Andrea Frazzini, Ph.D., M.S.

Jacques Friedman, M.S.

Hoon Kim, Ph.D., M.B.A., CFA

Analytic

Harindra de Silva, CFA

Dennis Bein, CFA

David Krider, CFA

Semiannual Report 2016	3

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown — Long Positions (%) (at October 31, 2016)
Consumer Discretionary	10.2
Consumer Staples	8.9
Energy	6.7
Financials	13.7
Health Care	13.0
Industrials	11.9
Information Technology	19.7
Materials	9.2
Real Estate	1.2
Telecommunication Services	4.0
Utilities	1.5
Total	100.0

Percentages indicated are based upon total long equity investments. The Fund’s portfolio composition is subject to change.

Equity Sector Breakdown — Short Positions (%) (at October 31, 2016)
Consumer Discretionary	(15.0)
Consumer Staples	(5.2)
Energy	(15.5)
Financials	(16.4)
Health Care	(7.3)
Industrials	(12.1)
Information Technology	(12.9)
Materials	(7.7)
Real Estate	(3.3)
Telecommunication Services	(3.3)
Utilities	(1.3)
Total	(100.0)

Percentages indicated are based upon total short equity investments. The Fund’s portfolio composition is subject to change.

4	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2016 – October 31, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.00	(a)	1,013.18	0.99	(a)	12.24	2.40	(a)

(a)	Based on operations from October 17, 2016 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Class A shares of the Fund are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Fund shares are sold in accordance with the terms of the account through which you invest in the Fund. Participants in wrap fee programs pay an asset–based fee that is not included in the above table. Please read the wrap program documents for information regarding fees charged.

Semiannual Report 2016	5

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS

October 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 73.3%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 7.5%
Auto Components 0.7%

Adient PLC(a)	1,486	67,628

Continental AG	1,109	212,498

Hella KGaA Hueck & Co.	16,208	617,928

Johnson Controls International PLC(b)	14,860	599,155

Lear Corp.(b)	31,283	3,840,927

Magna International, Inc.	10,400	426,994

Nokian Renkaat OYJ	5,229	175,476

Tenneco, Inc.(a)(b)	33,896	1,866,653

Total		7,807,259

Automobiles —%

Fiat Chrysler Automobiles NV	54,342	397,892

Hotels, Restaurants & Leisure 1.5%

Autogrill SpA	35,758	298,129

Carnival Corp.(b)	14,593	716,516

Darden Restaurants, Inc.(b)	66,035	4,278,408

Flight Centre Travel Group Ltd.	45,203	1,161,418

Genting Singapore PLC	210,200	112,481

McDonald’s Corp.(b)	59,717	6,722,343

Six Flags Entertainment Corp.(b)	41,412	2,304,578

Unibet Group PLC, SDR	18,550	163,686

Total		15,757,559

Household Durables 0.5%

Berkeley Group Holdings PLC	32,843	948,315

Electrolux AB, Class B	37,534	888,883

Newell Brands, Inc.(b)	23,896	1,147,486

Persimmon PLC	36,500	756,812

PulteGroup, Inc.(b)	85,274	1,586,096

Total		5,327,592

Internet & Direct Marketing Retail 0.3%

Priceline Group, Inc. (The)(a)(b)	865	1,275,209

Start Today Co., Ltd.	91,800	1,608,698

Total		2,883,907

Leisure Products 0.3%

Brunswick Corp.(b)	33,145	1,441,808

Hasbro, Inc.(b)	15,793	1,317,294

Total		2,759,102

Media 2.4%

CBS Corp., Class B Non Voting(b)	19,570	1,108,053

Comcast Corp., Class A(b)	55,732	3,445,352

DISH Network Corp., Class A(a)(b)	32,295	1,891,195

Hakuhodo DY Holdings, Inc.	53,300	640,600

Common Stocks (continued)
Issuer	Shares	Value ($)
Interpublic Group of Companies, Inc. (The)(b)	68,177	1,526,483

Liberty Broadband Corp. Class C(a)(b)	7,972	531,334

Liberty Global PLC LiLAC(a)(b)	33,107	915,078

Liberty Global PLC, Class C(a)(b)	113,726	3,616,487

Mediaset SpA	134,867	385,523

Omnicom Group, Inc.(b)	15,890	1,268,340

Pearson PLC	44,114	409,016

ProSiebenSat.1 Media AG	50,739	2,186,733

Quebecor, Inc., Class B	5,166	144,970

Scripps Networks Interactive, Inc., Class A(b)	25,446	1,637,705

TEGNA, Inc.(b)	34,694	680,696

Time Warner, Inc.(b)	34,476	3,068,019

WPP PLC	57,130	1,243,305

Total		24,698,889

Multiline Retail 0.4%

Canadian Tire Corp., Ltd., Class A	5,105	496,227

Dollarama, Inc.	5,939	443,798

Kohl’s Corp.(b)	69,769	3,052,394

Total		3,992,419

Specialty Retail 0.9%

Advance Auto Parts, Inc.(b)	11,727	1,642,718

American Eagle Outfitters, Inc.	72,755	1,239,745

Best Buy Co., Inc.(b)	96,327	3,748,083

Foot Locker, Inc.(b)	20,580	1,374,127

Lowe’s Companies, Inc.(b)	19,298	1,286,212

Total		9,290,885

Textiles, Apparel & Luxury Goods 0.5%

Coach, Inc.(b)	45,826	1,644,695

Hanesbrands, Inc.(b)	52,033	1,337,248

Moncler SpA	25,997	432,925

PVH Corp.(b)	11,591	1,240,005

Yue Yuen Industrial Holdings Ltd.	20,000	76,165

Total		4,731,038

Total Consumer Discretionary		77,646,542

CONSUMER STAPLES 6.5%
Beverages 1.8%

Anheuser-Busch InBev SA/NV	2,440	280,038

Coca-Cola Amatil Ltd.	43,352	314,076

Coca-Cola European Partners PLC(b)	48,650	1,870,106

Coca-Cola West Co., Ltd.	36,300	1,072,837

Constellation Brands, Inc., Class A(b)	9,497	1,587,139

Davide Campari-Milano SpA	12,304	123,924

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Dr. Pepper Snapple Group, Inc.(b)	19,454	1,707,867

PepsiCo, Inc.(b)	91,941	9,856,075

Treasury Wine Estates Ltd.	226,122	1,843,430

Total		18,655,492

Food & Staples Retailing 1.1%

Alimentation Couche-Tard, Inc., Class B	9,025	453,369

Axfood AB	9,876	154,392

CVS Health Corp.(b)	22,078	1,856,760

George Weston Ltd.	1,278	104,142

Koninklijke Ahold Delhaize NV	183,918	4,198,428

Metro AG	47,365	1,418,942

Metro, Inc.	22,989	710,597

Walgreens Boots Alliance, Inc.(b)	15,004	1,241,281

Wm Morrison Supermarkets PLC	317,591	880,477

Total		11,018,388

Food Products 1.7%

Greencore Group PLC	224,405	906,417

Ingredion, Inc.(b)	3,543	464,735

Leroy Seafood Group ASA	13,214	698,735

Marine Harvest ASA	247,473	4,489,788

Nestlé SA, Registered Shares	2,686	194,756

Nomad Foods Ltd.(a)(b)	118,468	1,455,972

SalMar ASA	18,466	599,416

Saputo, Inc.	16,836	605,007

Suedzucker AG	43,386	1,111,614

Tyson Foods, Inc., Class A(b)	74,578	5,283,851

WH Group Ltd.	1,982,500	1,605,620

Total		17,415,911

Household Products 1.0%

Kimberly-Clark Corp.(b)	5,540	633,831

Procter & Gamble Co. (The)(b)	109,739	9,525,345

Svenska Cellulosa AB, Class B	7,722	218,781

Total		10,377,957

Personal Products 0.2%

Pola Orbis Holdings, Inc.	21,700	1,805,642

Tobacco 0.7%

Altria Group, Inc.(b)	72,883	4,819,024

Imperial Brands PLC	22,794	1,103,579

Swedish Match AB	47,077	1,638,182

Total		7,560,785

Total Consumer Staples		66,834,175

Common Stocks (continued)
Issuer	Shares	Value ($)
ENERGY 4.6%
Oil, Gas & Consumable Fuels 4.6%

Anadarko Petroleum Corp.(b)	56,894	3,381,779

ARC Resources Ltd.	7,675	130,291

Canadian Natural Resources Ltd.	3,286	104,291

ConocoPhillips(b)	55,815	2,425,162

Diamondback Energy, Inc.(a)(c)	27,292	2,491,487

EnCana Corp.	136,300	1,299,692

Energen Corp.(b)	33,847	1,696,750

EQT Corp.(b)	36,489	2,408,274

Extraction Oil & Gas, Inc.(a)(b)	6,563	140,186

Galp Energia SGPS SA	109,312	1,481,966

Gulfport Energy Corp.(a)(b)	107,081	2,581,723

Inpex Corp.	96,400	899,293

Koninklijke Vopak NV	5,932	299,578

Kosmos Energy Ltd.(a)(b)	131,774	686,543

Marathon Oil Corp.(b)	132,157	1,741,829

Marathon Petroleum Corp.	64,479	2,810,640

Murphy Oil Corp.(b)	52,452	1,356,933

Neste OYJ	38,263	1,651,987

Newfield Exploration Co.(a)(b)	54,760	2,222,708

Parsley Energy, Inc., Class A(a)(b)	136,619	4,494,765

Peyto Exploration & Development Corp.	9,649	247,897

Phillips 66(c)	29,283	2,376,315

QEP Resources, Inc.(b)	89,731	1,441,977

Repsol SA	87,270	1,222,896

Rice Energy, Inc.(a)(b)	54,706	1,208,456

RSP Permian, Inc.(a)(b)	34,934	1,261,117

Showa Shell Sekiyu KK	77,100	718,363

Statoil ASA	90,040	1,475,539

TonenGeneral Sekiyu KK	294,000	2,894,880

Tourmaline Oil Corp.(a)	5,404	141,617

TransCanada Corp.	9,274	419,829

Total		47,714,763

Total Energy		47,714,763

FINANCIALS 10.1%
Banks 3.6%

Banca Popolare dell’Emilia Romagna SC	132,221	620,352

Bank of America Corp.(b)	179,955	2,969,258

Bank of Montreal	10,921	695,010

Bank of Nova Scotia (The)	15,500	832,953

BB&T Corp.(b)	44,071	1,727,583

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Canadian Imperial Bank of Commerce	42,334	3,171,973

Citigroup, Inc.(b)	78,899	3,877,886

Citizens Financial Group, Inc.(b)	44,284	1,166,441

East West Bancorp, Inc.(b)	42,114	1,663,924

Fifth Third Bancorp(b)	143,988	3,133,179

FinecoBank Banca Fineco SpA	19,114	111,626

Huntington Bancshares, Inc.(b)	178,330	1,890,298

ICICI Bank Ltd., ADR(b)	166,360	1,379,124

Intesa Sanpaolo SpA	881,641	1,904,673

JPMorgan Chase & Co.(b)	49,569	3,433,149

Jyske Bank A/S	2,683	121,760

Mediobanca SpA	67,732	496,305

National Bank of Canada	51,810	1,849,447

SunTrust Banks, Inc.(b)	37,188	1,682,013

U.S. Bancorp(b)	34,216	1,531,508

Wells Fargo & Co.(b)	66,424	3,056,168

Total		37,314,630

Capital Markets 1.0%

ASX Ltd.	40,210	1,438,357

Charles Schwab Corp. (The)(b)	56,384	1,787,373

Goldman Sachs Group, Inc. (The)(b)	8,417	1,500,246

Morgan Stanley(b)	23,813	799,402

Raymond James Financial, Inc.(b)	22,432	1,348,612

State Street Corp.(b)	17,981	1,262,446

TD Ameritrade Holding Corp.(b)	50,098	1,713,853

Total		9,850,289

Consumer Finance 1.6%

Ally Financial, Inc.(b)	77,600	1,402,232

Capital One Financial Corp.(b)	44,038	3,260,574

Discover Financial Services(b)	63,831	3,595,600

Navient Corp.(b)	277,704	3,549,057

SLM Corp.(a)(b)	221,422	1,561,025

Synchrony Financial(b)	92,066	2,632,167

Total		16,000,655

Diversified Financial Services 0.3%

Berkshire Hathaway, Inc., Class B(a)(b)	16,992	2,451,946

First Pacific Co., Ltd.	322,000	243,932

Mitsubishi UFJ Lease & Finance Co., Ltd.	55,900	270,622

Total		2,966,500

Insurance 2.9%

Ageas	17,096	624,477

Alleghany Corp.(a)(b)	2,484	1,282,266

Common Stocks (continued)
Issuer	Shares	Value ($)
Allstate Corp. (The)(b)	39,094	2,654,483

American International Group, Inc.(b)	19,682	1,214,379

Aon PLC(b)	23,200	2,571,256

Chubb Ltd.(b)	20,224	2,568,448

Cincinnati Financial Corp.(b)	26,971	1,909,007

Dai-ichi Life Holdings, Inc.	136,100	1,995,359

Fairfax Financial Holdings Ltd.	900	460,937

Industrial Alliance Insurance & Financial Services, Inc.	38,197	1,479,126

MetLife, Inc.(b)	31,856	1,495,958

MS&AD Insurance Group Holdings, Inc.	32,700	970,759

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,961	380,165

Power Corp. of Canada	54,000	1,158,264

Prudential Financial, Inc.(b)	57,873	4,907,052

T&D Holdings, Inc.	55,700	673,572

Talanx AG	12,157	377,340

Travelers Companies, Inc. (The)(b)	15,345	1,660,022

Unipol Gruppo Finanziario SpA	195,731	598,611

Unum Group(b)	22,765	805,881

Zurich Insurance Group AG	693	181,312

Total		29,968,674

Mortgage Real Estate Investment Trusts (REITs) 0.6%

AGNC Investment Corp.(b)	308,444	6,187,387

Real Estate Management & Development 0.1%

Daito Trust Construction Co., Ltd.	8,800	1,474,693

Total Financials		103,762,828

HEALTH CARE 9.6%
Biotechnology 2.7%

AbbVie, Inc.(b)	30,459	1,699,003

Actelion Ltd., Registered Shares	49,188	7,108,164

Amgen, Inc.(b)	52,166	7,363,753

Celgene Corp.(a)(b)	7,445	760,730

Galapagos NV(a)	5,379	328,425

Genmab A/S(a)	2,539	418,932

Gilead Sciences, Inc.(b)	72,378	5,329,192

United Therapeutics Corp.(a)(b)	37,401	4,490,738

Total		27,498,937

Health Care Equipment & Supplies 1.6%

Baxter International, Inc.(b)	106,626	5,074,331

Boston Scientific Corp.(a)(b)	82,103	1,806,266

Cooper Companies, Inc. (The)(b)	1,785	314,231

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Danaher Corp.(b)	31,650	2,486,108

DiaSorin SpA	5,922	364,049

GN Store Nord	39,730	805,647

Hologic, Inc.(a)(b)	27,208	979,760

Intuitive Surgical, Inc.(a)(b)	1,169	785,662

Straumann Holding AG, Registered Shares	2,067	776,000

Zimmer Biomet Holdings, Inc.(b)	32,671	3,443,523

Total		16,835,577

Health Care Providers & Services 2.3%

Alfresa Holdings Corp.	38,600	815,772

Anthem, Inc.(b)	16,780	2,044,811

Cardinal Health, Inc.(b)	21,383	1,468,798

CIGNA Corp.(b)	21,199	2,519,077

DaVita, Inc.(a)(b)	32,010	1,876,426

Express Scripts Holding Co.(a)(b)	40,549	2,733,003

Humana, Inc.(b)	7,482	1,283,388

Laboratory Corp. of America Holdings(a)(b)	22,253	2,789,191

McKesson Corp.(b)	14,984	1,905,515

Medipal Holdings Corp.	22,300	381,023

Suzuken Co., Ltd.	49,900	1,602,716

UnitedHealth Group, Inc.(b)	17,085	2,414,623

Universal Health Services, Inc., Class B(b)	11,986	1,446,830

Total		23,281,173

Life Sciences Tools & Services 0.1%

Lonza Group AG, Registered Shares	3,515	663,536

Pharmaceuticals 2.9%

Dainippon Sumitomo Pharma Co., Ltd.	33,200	575,012

Galenica AG, Registered Shares	374	374,926

GlaxoSmithKline PLC	84,702	1,677,985

H Lundbeck A/S(a)	39,486	1,273,309

Johnson & Johnson(b)	42,304	4,906,841

Merck & Co., Inc.(b)	186,775	10,967,428

Mylan NV(a)(b)	19,042	695,033

Novartis AG, ADR(b)	14,888	1,057,346

Novo Nordisk A/S, Class B	44,010	1,574,430

Orion Oyj, Class B	4,134	176,033

Pfizer, Inc.(b)	48,035	1,523,190

Recordati SpA	18,666	528,248

Roche Holding AG, Genusschein Shares	4,211	968,119

Sanofi, ADR(b)	19,956	776,089

Common Stocks (continued)
Issuer	Shares	Value ($)
STADA Arzneimittel AG	21,082	1,055,426

Teva Pharmaceutical Industries Ltd., ADR(b)	30,663	1,310,537

UCB SA	8,205	555,644

Total		29,995,596

Total Health Care		98,274,819

INDUSTRIALS 8.8%
Aerospace & Defense 2.9%

BAE Systems PLC	122,977	816,592

CAE, Inc.	26,046	365,844

General Dynamics Corp.(b)	21,433	3,230,810

Huntington Ingalls Industries, Inc.(b)	20,405	3,292,551

L-3 Communications Holdings, Inc.(b)	26,941	3,689,301

Lockheed Martin Corp.(b)	13,382	3,297,057

Northrop Grumman Corp.(b)	10,279	2,353,891

Raytheon Co.(b)	24,351	3,326,590

Saab AB, Class B	18,019	638,395

Safran SA	43,113	2,964,109

Textron, Inc.(b)	82,746	3,316,460

United Technologies Corp.(b)	21,138	2,160,304

Total		29,451,904

Air Freight & Logistics 0.1%

bpost SA	27,183	723,176

Deutsche Post AG	24,020	744,367

Total		1,467,543

Airlines 0.4%

Delta Air Lines, Inc.(b)	45,880	1,916,408

United Continental Holdings, Inc.(a)(b)	29,268	1,645,740

WestJet Airlines Ltd.	4,235	69,304

Total		3,631,452

Building Products 0.4%

Asahi Glass Co., Ltd.	135,000	944,164

Continental Building Product(a)(b)	26,294	537,712

dorma+kaba Holding AG, Class B Registered Shares	479	332,790

Geberit AG	1,814	767,543

Masco Corp.(b)	49,788	1,537,454

Total		4,119,663

Commercial Services & Supplies 0.3%

Babcock International Group PLC	179,408	2,171,799

ISS A/S	10,740	422,258

Securitas AB	29,008	448,345

Total		3,042,402

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.4%

Hochtief AG	5,358	731,395

NCC AB, Class B	29,305	744,942

Skanska AB, Class B	20,116	436,968

SNC-Lavalin Group, Inc.	4,521	183,698

VINCI SA	31,806	2,303,695

Total		4,400,698

Electrical Equipment 1.4%

ABB Ltd.	457,788	9,437,496

AMETEK, Inc.(b)	34,388	1,516,511

Eaton Corp. PLC(b)	6,198	395,247

OSRAM Licht AG	9,003	510,459

Prysmian SpA	39,780	989,965

Vestas Wind Systems A/S	19,171	1,537,743

Total		14,387,421

Industrial Conglomerates 0.8%

Honeywell International, Inc.(b)	17,259	1,892,967

Koninklijke Philips NV	56,750	1,710,685

NWS Holdings Ltd.	355,000	628,120

Rheinmetall AG	12,395	858,714

Siemens AG, Registered Shares	24,064	2,732,762

Total		7,823,248

Machinery 0.8%

Aalberts Industries NV	7,774	245,563

Cargotec OYJ, Class B	10,791	442,797

CNH Industrial NV	7,569	58,827

Fortive Corp.(b)	27,550	1,406,427

Georg Fischer AG, Registered Shares	759	673,056

Ingersoll-Rand PLC(b)	31,563	2,123,874

KION Group AG	10,782	651,214

Schindler Holding AG	1,014	188,444

Stanley Black & Decker, Inc.(b)	18,058	2,055,723

Sumitomo Heavy Industries Ltd.	73,000	384,309

Yangzijiang Shipbuilding Holdings Ltd.	980,700	524,297

Total		8,754,531

Professional Services 0.6%

Adecco Group AG, Registered Shares	17,772	1,056,927

ManpowerGroup, Inc.(b)	13,715	1,053,312

Nielsen Holdings PLC(b)	49,721	2,238,440

Randstad Holding NV	5,713	294,225

Robert Half International, Inc.(b)	16,986	635,616

Wolters Kluwer NV	33,957	1,314,176

Total		6,592,696

Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.2%

Canadian Pacific Railway Ltd.	2,652	379,106

ComfortDelGro Corp., Ltd.	73,700	134,371

Nippon Express Co., Ltd.	247,000	1,220,043

Total		1,733,520

Trading Companies & Distributors 0.4%

ITOCHU Corp.	327,100	4,130,848

Marubeni Corp.	98,400	517,070

Total		4,647,918

Transportation Infrastructure 0.1%

Flughafen Zuerich AG, Registered Shares	1,668	306,782

Hutchison Port Holdings Trust	401,000	178,129

SATS Ltd.	20,800	72,360

Total		557,271

Total Industrials		90,610,267

INFORMATION TECHNOLOGY 14.5%
Communications Equipment 0.8%

Brocade Communications Systems, Inc.(b)	204,574	2,168,485

Cisco Systems, Inc.(b)	44,302	1,359,185

CommScope Holding Co., Inc.(a)(b)	27,574	842,386

Harris Corp.(b)	41,215	3,676,790

Total		8,046,846

Electronic Equipment, Instruments & Components 1.9%

Arrow Electronics, Inc.(a)(b)	74,138	4,531,315

Avnet, Inc.(b)	25,488	1,069,222

CDW Corp.(b)	62,700	2,815,857

Corning, Inc.(b)	64,381	1,462,092

Flex Ltd.(a)(b)	259,869	3,687,541

Hollysys Automation Technologies Ltd.(b)	33,205	661,111

Jabil Circuit, Inc.(b)	141,718	3,024,262

TE Connectivity Ltd.(b)	30,561	1,921,370

Total		19,172,770

Internet Software & Services 1.7%

Alibaba Group Holding Ltd., ADR(a)(b)	21,053	2,140,880

Alphabet, Inc., Class A(a)(b)	5,454	4,417,195

Baidu, Inc., ADR(a)(b)	10,413	1,841,643

eBay, Inc.(a)(b)	106,207	3,027,962

Mixi, Inc.	51,000	1,873,647

Moneysupermarket.com Group PLC	269,176	862,886

NetEase, Inc., ADR(b)	8,055	2,070,054

Yandex NV, Class A(a)(b)	21,921	431,624

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
YY, Inc., ADR(a)(b)	24,159	1,161,323

Total		17,827,214

IT Services 1.4%

Alliance Data Systems Corp.(b)	8,847	1,808,946

Amdocs Ltd.(b)	41,603	2,431,695

CGI Group, Inc., Class A(a)	6,091	289,315

Computer Sciences Corp.(b)	46,005	2,504,972

CoreLogic, Inc.(a)(b)	17,524	745,822

Dell Technologies, Inc. — VMware, Inc., Class V(a)(b)	16,946	831,879

Equiniti Group PLC(d)	16,430	40,120

EVERTEC, Inc.(b)	43,983	666,343

Fidelity National Information Services, Inc.(b)	20,337	1,503,311

Leidos Holdings, Inc.(b)	49,034	2,038,343

PayPal Holdings, Inc.(a)(b)	17,574	732,133

Total System Services, Inc.(b)	17,574	876,591

Total		14,469,470

Semiconductors & Semiconductor Equipment 4.2%

Applied Materials, Inc.(b)	192,647	5,602,175

ASM International NV	9,683	413,063

Broadcom Ltd.(b)	28,127	4,789,466

Dialog Semiconductor PLC(a)	21,536	845,171

Infineon Technologies AG	25,266	453,618

Intel Corp.(b)	192,934	6,727,609

KLA-Tencor Corp.(b)	91,186	6,848,980

Maxim Integrated Products, Inc.(b)	68,073	2,697,733

NVIDIA Corp.(b)	32,479	2,311,206

ON Semiconductor Corp.(a)(b)	279,143	3,257,599

Qorvo, Inc.(a)(b)	36,767	2,046,084

STMicroelectronics NV	115,849	1,106,407

Texas Instruments, Inc.(b)	46,908	3,323,432

Tokyo Electron Ltd.	37,400	3,373,667

Total		43,796,210

Software 3.5%

Activision Blizzard, Inc.(b)	111,832	4,827,787

CA, Inc.(b)	214,127	6,582,264

Constellation Software, Inc.	600	281,078

Electronic Arts, Inc.(a)(b)	9,800	769,496

Gemalto NV	4,630	251,766

Konami Holdings Corp.	24,400	963,615

Microsoft Corp.(b)	73,463	4,401,903

Nuance Communications, Inc.(a)(b)	93,313	1,308,248

Open Text Corp.	994	61,716

Common Stocks (continued)
Issuer	Shares	Value ($)
Oracle Corp.(b)	91,762	3,525,496

Oracle Corp. Japan	2,800	152,384

Software AG	27,398	995,521

Symantec Corp.(b)	246,969	6,181,634

Synopsys, Inc.(a)(b)	27,941	1,657,181

Temenos Group AG	4,884	315,137

Trend Micro, Inc.	14,700	517,650

VMware, Inc., Class A(a)(b)	37,144	2,919,518

Total		35,712,394

Technology Hardware, Storage & Peripherals 1.0%

Apple, Inc.(b)	18,816	2,136,369

Hewlett Packard Enterprise Co.(b)	221,217	4,970,746

HP, Inc.(b)	127,110	1,841,824

NetApp, Inc.(b)	39,941	1,355,597

Total		10,304,536

Total Information Technology		149,329,440

MATERIALS 6.8%
Chemicals 1.6%

Clariant AG, Registered Shares	33,030	547,079

Covestro AG	23,272	1,375,442

Evonik Industries AG	27,557	860,935

Ferro Corp.(a)(b)	83,059	1,076,445

Hitachi Chemical Co., Ltd.	82,500	1,928,592

Koninklijke DSM NV	10,741	690,713

Linde AG	5,156	850,698

Mitsubishi Chemical Holdings Corp.	139,600	916,603

Mitsubishi Gas Chemical Co., Inc.	19,800	304,737

PPG Industries, Inc.(b)	32,011	2,981,184

Sika AG	159	764,190

Solvay SA	815	93,537

Umicore SA	10,164	618,016

Valspar Corp. (The)(b)	14,854	1,479,458

Versum Materials, Inc.(a)(b)	57,287	1,300,415

Yara International ASA	10,876	384,369

Total		16,172,413

Construction Materials 0.3%

Buzzi Unicem SpA	11,698	227,551

CRH PLC	57,843	1,871,949

HeidelbergCement AG	11,531	1,090,627

Sumitomo Osaka Cement Co., Ltd.	115,000	476,297

Total		3,666,424

Containers & Packaging 1.9%

Berry Plastics Group, Inc.(a)(b)	83,583	3,656,756

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Billerudkorsnas AB	31,073	510,536

CCL Industries, Inc.	1,147	203,985

Crown Holdings, Inc.(a)(b)	35,174	1,908,189

Graphic Packaging Holding Co.(b)	343,285	4,291,062

Huhtamaki OYJ	12,795	516,601

Packaging Corp. of America(b)	19,162	1,580,865

Sealed Air Corp.(b)	74,155	3,383,693

Toyo Seikan Group Holdings Ltd.	60,900	1,123,310

Westrock Co.(b)	45,129	2,084,509

Total		19,259,506

Metals & Mining 2.8%

Agnico Eagle Mines Ltd.	1,718	87,251

Aurubis AG	9,389	488,438

Barrick Gold Corp.(b)	101,364	1,782,993

Barrick Gold Corp.	224,420	3,948,641

Boliden AB	45,178	1,046,900

First Quantum Minerals Ltd.	9,914	94,166

Fortescue Metals Group Ltd.	482,241	2,023,787

Goldcorp, Inc.	5,669	86,094

Kinross Gold Corp.(a)	724,215	2,813,062

Newmont Mining Corp.(b)	40,593	1,503,565

Norsk Hydro ASA	39,619	177,180

Nucor Corp.(b)	57,424	2,805,162

Salzgitter AG	13,534	444,223

SSAB AB, Class A(a)	65,366	207,196

Steel Dynamics, Inc.	52,891	1,452,387

Stornoway Diamond Corp.(a)	1,720,429	1,475,056

Teck Resources Ltd., Class B	209,072	4,514,072

ThyssenKrupp AG	20,010	463,263

Yamana Gold, Inc.	954,403	3,408,328

Total		28,821,764

Paper & Forest Products 0.2%

Holmen AB, Class B	12,548	429,559

UPM-Kymmene OYJ	50,543	1,176,252

West Fraser Timber Co., Ltd.	4,414	151,115

Total		1,756,926

Total Materials		69,677,033

REAL ESTATE 0.9%
Equity Real Estate Investment Trusts (REITs) 0.2%

Boston Properties, Inc.(b)	4,937	594,810

British Land Co. PLC (The)	105,045	752,807

H&R Real Estate Investment Trust	5,400	91,832

Link REIT (The)	23,500	167,178

Common Stocks (continued)
Issuer	Shares	Value ($)
RioCan Real Estate Investment Trust	10,600	206,105

SL Green Realty Corp.(b)	7,075	694,906

Total		2,507,638

Real Estate Management & Development 0.7%

Kerry Properties Ltd.	454,500	1,439,132

New World Development Co., Ltd.	1,382,000	1,718,172

Wharf Holdings Ltd. (The)	282,000	2,114,355

Wheelock & Co., Ltd.	251,000	1,544,681

Total		6,816,340

Total Real Estate		9,323,978

TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 1.0%

AT&T, Inc.(b)	15,221	559,981

CenturyLink, Inc.(b)	74,977	1,992,889

Frontier Communications Corp.(b)	235,804	947,932

Nippon Telegraph & Telephone Corp.	79,900	3,542,513

TDC A/S(a)	194,531	1,073,455

Telecom Italia SpA, Savings Shares	1,311,013	929,700

Verizon Communications, Inc.(b)	37,948	1,825,299

Total		10,871,769

Wireless Telecommunication Services 1.9%

KDDI Corp.	322,500	9,801,799

NTT DoCoMo, Inc.	243,700	6,120,283

Rogers Communications, Inc., Class B	1,500	60,344

StarHub Ltd.	39,500	95,883

Vodafone Group PLC	1,113,465	3,063,759

Total		19,142,068

Total Telecommunication Services		30,013,837

UTILITIES 1.1%
Electric Utilities 0.4%

Enel SpA	279,641	1,203,346

Hongkong Electric Holdings Ltd.	113,500	1,065,277

Iberdrola SA	244,865	1,668,983

Total		3,937,606

Gas Utilities 0.4%

Gas Natural SDG SA	153,773	3,034,258

Snam SpA	185,834	979,605

Total		4,013,863

Independent Power and Renewable Electricity Producers 0.1%

AES Corp. (The)(b)	150,454	1,770,844

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.2%

A2A SpA	986,879	1,344,433

Atco Ltd., Class I	17,938	628,826

Total		1,973,259

Total Utilities		11,695,572

Total Common Stocks
(Cost: $761,491,372)		754,883,254

Preferred Stocks 0.1%
CONSUMER DISCRETIONARY —%
Automobiles —%

BMW AG	1,066	80,920

Total Consumer Discretionary		80,920

CONSUMER STAPLES 0.1%
Household Products 0.1%

Henkel AG & Co. KGaA	5,897	756,744

Total Consumer Staples		756,744

Total Preferred Stocks
(Cost: $836,024)		837,664

Limited Partnerships 0.3%
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%

Boardwalk Pipeline Partners LP(b)	147,418	2,537,064

Viper Energy Partners LP(b)	52,264	767,236

Total		3,304,300

Total Energy		3,304,300

Total Limited Partnerships
(Cost: $3,396,802)		3,304,300

Money Market Funds 22.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.463%(e)(f)	231,697,332	231,697,332

Total Money Market Funds
(Cost: $231,697,332)		231,697,332

Total Investments
(Cost: $997,421,530)		990,722,550

Investments Sold Short (33.7)%
Common Stocks (33.4)%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY (4.9)%
Auto Components (0.1)%

Autoliv, Inc.	(10,684)	(1,033,998)

Dorman Products, Inc.(a)	(6,868)	(441,200)

Total		(1,475,198)

Automobiles (0.6)%

Bayerische Motoren Werke AG	(11,723)	(1,021,407)

Daimler AG, Registered Shares	(17,863)	(1,272,827)

Ferrari NV	(22,569)	(1,190,966)

Tesla Motors, Inc.(a)	(4,882)	(965,318)

Toyota Motor Corp.	(30,700)	(1,780,808)

Total		(6,231,326)

Diversified Consumer Services (0.1)%

Nord Anglia Education, Inc.(a)	(38,931)	(838,574)

Hotels, Restaurants & Leisure (0.8)%

Buffalo Wild Wings, Inc.(a)	(5,426)	(790,297)

Cheesecake Factory, Inc. (The)	(21,752)	(1,156,989)

Chipotle Mexican Grill, Inc.(a)	(2,147)	(774,552)

Jack in the Box, Inc.	(10,402)	(974,979)

Panera Bread Co., Class A(a)	(5,502)	(1,049,561)

Planet Fitness, Inc., Class A(a)	(27,704)	(587,325)

Seaworld Entertainment, Inc.	(84,577)	(1,184,924)

Texas Roadhouse, Inc.	(26,367)	(1,068,391)

Whitbread PLC	(17,890)	(791,590)

Total		(8,378,608)

Household Durables (0.2)%

Sony Corp.	(49,000)	(1,544,394)

Internet & Direct Marketing Retail (0.3)%

Netflix, Inc.(a)	(12,517)	(1,562,998)

Rakuten, Inc.	(48,800)	(562,598)

Wayfair, Inc., Class A(a)	(19,215)	(640,436)

Yoox Net-A-Porter Group SpA(a)	(14,280)	(410,708)

Total		(3,176,740)

Leisure Products (0.1)%

Mattel, Inc.	(41,058)	(1,294,559)

Media (0.7)%

Altice NV, Class A(a)	(128,148)	(2,363,332)

Eutelsat Communications SA	(20,786)	(435,821)

Pearson PLC	(143,229)	(1,327,991)

Schibsted ASA, Class A	(22,011)	(527,741)

SES SA FDR	(37,640)	(865,640)

Shaw Communications, Inc., Class B	(4,921)	(97,517)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telenet Group Holding NV(a)	(18,559)	(993,496)

Television Francaise 1	(102,695)	(946,736)

Total		(7,558,274)

Multiline Retail (0.3)%

Dollar Tree, Inc.(a)	(12,006)	(907,053)

Dollarama, Inc.	(14,674)	(1,096,529)

Don Quijote Holdings Co., Ltd.	(29,000)	(1,102,280)

Total		(3,105,862)

Specialty Retail (0.6)%

Dufry AG, Registered Shares(a)	(8,694)	(1,057,812)

Fast Retailing Co., Ltd.	(2,500)	(842,241)

Fielmann AG	(1,524)	(105,698)

Hennes & Mauritz AB, Class B	(96,471)	(2,714,003)

Monro Muffler Brake, Inc.	(17,911)	(985,105)

Total		(5,704,859)

Textiles, Apparel & Luxury Goods (1.1)%

Cie Financiere Richemont SA, Class A, Registered Shares	(39,760)	(2,557,449)

Gildan Activewear, Inc.	(21,767)	(559,065)

Lululemon Athletica, Inc.(a)	(15,253)	(873,234)

Luxottica Group SPA	(56,287)	(2,802,134)

Pandora Media, Inc.	(3,110)	(404,826)

Salvatore Ferragamo SpA	(42,760)	(1,046,288)

Swatch Group AG (The)	(5,990)	(1,802,055)

Under Armour, Inc., Class A(a)	(38,819)	(1,207,271)

Total		(11,252,322)

Total Consumer Discretionary		(50,560,716)

CONSUMER STAPLES (1.8)%
Beverages (0.3)%

Anheuser-Busch InBev SA/NV	(19,368)	(2,222,862)

Remy Cointreau SA	(12,883)	(1,045,117)

Total		(3,267,979)

Food & Staples Retailing (0.4)%

Caseys General Stores, Inc.	(7,012)	(792,286)

Empire Co., Ltd., Class A	(17,957)	(258,651)

Pricesmart, Inc.	(18,265)	(1,661,202)

SYSCO Corp.	(18,760)	(902,731)

Total		(3,614,870)

Food Products (0.9)%

Aryzta AG	(13,179)	(579,074)

B&G Foods, Inc.	(39,018)	(1,654,363)

Blue Buffalo Pet Products, Inc.(a)	(46,219)	(1,161,021)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Chocoladefabriken Lindt & Spruengli AG	(269)	(1,397,262)

Flowers Foods, Inc.	(161,212)	(2,502,010)

McCormick & Co., Inc.	(11,606)	(1,112,667)

Treehouse Foods, Inc.(a)	(14,209)	(1,243,004)

Total		(9,649,401)

Personal Products (0.2)%

Unilever NV	(37,120)	(1,555,777)

Total Consumer Staples		(18,088,027)

ENERGY (5.2)%
Energy Equipment & Services (1.8)%

FMC Technologies, Inc.(a)	(41,446)	(1,337,462)

Halliburton Co.	(44,289)	(2,037,294)

Helmerich & Payne	(7,367)	(464,931)

National Oilwell Varco, Inc.	(62,396)	(2,002,912)

Saipem SpA(a)	(10,745,311)	(4,423,376)

Schlumberger Ltd.	(56,789)	(4,442,604)

Tenaris SA	(239,164)	(3,381,545)

Weatherford International PLC(a)	(102,004)	(491,659)

Total		(18,581,783)

Oil, Gas & Consumable Fuels (3.4)%

AltaGas, Ltd.	(5,571)	(137,852)

Antero Resources Corp.(a)	(64,812)	(1,715,574)

Apache Corp.	(19,788)	(1,176,990)

Cameco Corp.	(26,155)	(201,432)

Cenovus Energy, Inc.	(10,646)	(153,582)

Cheniere Energy, Inc.(a)	(131,433)	(4,955,024)

Concho Resources, Inc.(a)	(20,415)	(2,591,480)

Continental Resources, Inc.(a)	(42,592)	(2,083,175)

Enbridge, Inc.	(11,231)	(484,977)

Hess Corp.	(37,380)	(1,793,119)

Hollyfrontier Corp.	(49,176)	(1,226,941)

Husky Energy, Inc.(a)	(13,299)	(143,073)

Imperial Oil Ltd.	(1,736)	(56,301)

Keyera Corp.	(5,512)	(165,446)

Kinder Morgan, Inc.	(231,360)	(4,726,685)

Laredo Petroleum, Inc.(a)	(146,764)	(1,749,427)

Matador Resources Co.(a)	(71,205)	(1,552,981)

Murphy Oil Corp.	(36,640)	(947,877)

Pembina Pipeline Corp.	(9,890)	(303,860)

PrairieSky Royalty, Ltd.	(37,737)	(820,688)

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Dutch Shell PLC, ADR, Class A	(48,821)	(2,431,774)

Spectra Energy Corp.	(39,337)	(1,644,680)

Statoil ASA	(20,971)	(343,664)

Veresen, Inc.	(5,639)	(51,080)

Whitecap Resources, Inc.	(34,129)	(272,767)

Williams Companies, Inc. (The)	(96,358)	(2,813,654)

Total		(34,544,103)

Total Energy		(53,125,886)

FINANCIALS (5.5)%
Banks (2.9)%

BancorpSouth, Inc.	(19,861)	(466,734)

Bank of Hawaii Corp.	(4,212)	(316,532)

Bankinter SA	(104,025)	(796,385)

BOK Financial Corp.	(10,515)	(746,775)

Canadian Western Bank	(31,737)	(602,182)

Commerzbank AG	(26,110)	(177,333)

Community Bank System, Inc.	(16,559)	(780,095)

Cullen/Frost Bankers, Inc.	(9,684)	(735,887)

CVB Financial Corp.	(71,640)	(1,202,119)

DNB ASA	(45,150)	(653,013)

First Financial Bankshares, Inc.	(45,346)	(1,641,525)

Glacier Bancorp, Inc.	(23,065)	(651,817)

HDFC Bank Ltd., ADR	(8,180)	(578,980)

Home Bancshares, Inc.	(16,933)	(364,229)

Intesa Sanpaolo	(14,725)	(34,107)

Japan Post Bank Co., Ltd.	(143,300)	(1,688,784)

Kyushu Financial Group, Inc.	(147,500)	(980,793)

M&T Bank Corp.	(6,068)	(744,726)

Nordea Bank AB	(36,699)	(385,796)

People’s United Financial	(36,672)	(595,553)

Prosperity Bancshares, Inc.	(12,776)	(708,685)

Royal Bank of Canada	(1,715)	(107,148)

Royal Bank of Scotland Group PLC(a)	(1,366,676)	(3,163,288)

Skandinaviska Enskilda Banken AB, Class A	(28,558)	(288,200)

Standard Chartered PLC(a)	(376,552)	(3,281,147)

Svenska Handelsbanken AB, Class A	(76,720)	(1,046,473)

Swedbank AB, Class A	(31,740)	(743,586)

Texas Capital Bancshares, Inc.(a)	(8,904)	(528,007)

Toronto-Dominion Bank (The)	(10,450)	(474,157)

Trustmark Corp.	(21,433)	(593,265)

UMB Financial Corp.	(10,319)	(640,294)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
UniCredit SpA	(181,308)	(449,810)

United Bankshares, Inc.	(40,616)	(1,531,223)

Valley National Bancorp	(68,302)	(673,458)

Westamerica Bancorporation	(28,430)	(1,408,991)

Total		(29,781,097)

Capital Markets (0.9)%

Aberdeen Asset Management PLC	(154,038)	(603,713)

Azimut Holding SpA	(82,980)	(1,331,755)

Banca Generali SpA	(21,813)	(484,412)

Brookfield Asset Management, Inc., Class A	(12,045)	(421,795)

CI Financial Corp.	(12,137)	(223,322)

Credit Suisse Group AG, Registered Shares	(132,314)	(1,847,890)

Eaton Vance Corp.	(39,041)	(1,368,777)

Factset Research Systems, Inc.	(11,014)	(1,704,086)

Financial Engines, Inc.	(26,255)	(725,951)

IGM Financial, Inc.	(4,360)	(117,021)

Thomson Reuters Corp.	(4,826)	(190,190)

WisdomTree Investments, Inc.	(65,846)	(564,959)

Total		(9,583,871)

Consumer Finance —%

Acom Co., Ltd.(a)	(31,300)	(144,028)

Diversified Financial Services (0.2)%

Element Fleet Management Corp.	(219,478)	(2,138,655)

Investor AB, Class B	(1,400)	(49,771)

Onex Corp.	(2,519)	(162,938)

Total		(2,351,364)

Insurance (1.4)%

Aegon NV	(14,861)	(64,080)

Aon PLC	(14,914)	(1,652,919)

Arch Capital Group Ltd.(a)	(14,839)	(1,156,997)

Hiscox, Ltd.	(75,655)	(945,464)

Intact Financial Corp.	(1,487)	(101,084)

Mercury General Corp.	(18,286)	(996,038)

Power Financial Corp.	(4,236)	(100,113)

RLI Corp.	(16,747)	(933,478)

Sampo OYJ	(26,324)	(1,207,035)

St. James’s Place PLC	(67,661)	(782,622)

UnipolSai SpA	(120,280)	(229,745)

Willis Towers Watson PLC	(47,497)	(5,979,872)

Total		(14,149,447)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance (0.1)%

New York Community Bancorp	(42,774)	(614,235)

Total Financials		(56,624,042)

HEALTH CARE (2.4)%
Biotechnology (0.3)%

Alnylam Pharmaceuticals, Inc.(a)	(36,243)	(1,290,251)

Juno Therapeutics, Inc.(a)	(33,481)	(813,253)

Seattle Genetics, Inc.(a)	(16,197)	(837,385)

Total		(2,940,889)

Health Care Equipment & Supplies (0.9)%

Baxter International, Inc.	(15,015)	(714,564)

Coloplast A/S, Class B	(15,499)	(1,081,485)

Cooper Companies, Inc. (The)	(6,110)	(1,075,605)

Edwards Lifesciences Corp.(a)	(8,281)	(788,517)

Elekta AB, Class B	(141,863)	(1,230,600)

IDEXX Laboratories, Inc.(a)	(12,164)	(1,303,251)

Intuitive Surgical, Inc.(a)	(1,729)	(1,162,026)

Sonova Holding AG, Registered Shares	(5,212)	(698,936)

West Pharmaceutical Services	(14,584)	(1,108,822)

Wright Medical Group NV(a)	(31,880)	(698,491)

Total		(9,862,297)

Health Care Providers & Services (0.2)%

AmerisourceBergen Corp.	(10,994)	(773,098)

Brookdale Senior Living, Inc.(a)	(56,773)	(819,234)

Henry Schein, Inc.(a)	(6,397)	(954,433)

Total		(2,546,765)

Health Care Technology (0.5)%

athenahealth, Inc.(a)	(6,320)	(652,982)

Medidata Solutions, Inc.(a)	(40,304)	(1,934,189)

Veeva Systems Inc., Class A(a)	(56,107)	(2,179,757)

Total		(4,766,928)

Life Sciences Tools & Services (0.1)%

Illumina, Inc.(a)	(4,823)	(656,603)

QIAGEN NV(a)	(2,944)	(72,085)

Total		(728,688)

Pharmaceuticals (0.4)%

Bristol-Myers Squibb Co.	(20,813)	(1,059,590)

Merck KGaA	(10,786)	(1,108,966)

Ono Pharmaceutical Co., Ltd.	(39,900)	(1,011,612)

Takeda Pharmaceutical Co., Ltd.	(14,800)	(661,929)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Valeant Pharmaceuticals International, Inc.(a)	(3,815)	(68,091)

Total		(3,910,188)

Total Health Care		(24,755,755)

INDUSTRIALS (4.1)%
Aerospace & Defense (0.4)%

Airbus Group SE	(15,080)	(896,403)

Bombardier, Inc., Class B(a)	(491,170)	(651,817)

MTU Aero Engines AG	(8,187)	(854,511)

Rolls-Royce Holdings PLC	(112,318)	(998,773)

Zodiac Aerospace	(35,482)	(863,530)

Total		(4,265,034)

Air Freight & Logistics (0.1)%

Panalpina Welttransport Holding AG, Registered Shares	(6,433)	(835,370)

Singapore Post, Ltd.	(382,600)	(439,613)

Total		(1,274,983)

Airlines (0.4)%

American Airlines Group, Inc.	(57,126)	(2,319,316)

Deutsche Lufthansa AG, Registered Shares	(64,891)	(829,521)

Norwegian Air Shuttle ASA(a)	(16,419)	(553,636)

Total		(3,702,473)

Building Products (0.2)%

ASSA ABLOY AB, Class B	(17,648)	(321,027)

Fortune Brands Home & Security, Inc.	(9,501)	(519,039)

TOTO Ltd.	(14,300)	(571,295)

Trex Company, Inc.(a)	(7,764)	(417,781)

Total		(1,829,142)

Commercial Services & Supplies (0.3)%

Mobile Mini, Inc.	(22,376)	(567,231)

Rollins, Inc.	(46,567)	(1,435,195)

Waste Connections, Inc.	(6,613)	(497,364)

Waste Connections, Inc.	(11,374)	(853,580)

Total		(3,353,370)

Construction & Engineering —%

WSP Global, Inc.	(6,255)	(202,624)

Electrical Equipment (0.3)%

Emerson Electric Co.	(15,896)	(805,609)

Nordex SE(a)	(53,579)	(1,408,946)

Rockwell Automation, Inc.	(9,614)	(1,150,988)

Total		(3,365,543)

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates (0.1)%

Keppel Corp., Ltd.	(160,900)	(608,467)

Sembcorp Industries, Ltd.	(193,700)	(350,755)

Total		(959,222)

Machinery (1.4)%

Actuant Corp., Class A	(46,582)	(1,038,779)

Alfa Laval AB	(21,220)	(304,950)

Alstom SA(a)	(51,620)	(1,386,614)

Atlas Copco AB, Class A	(38,203)	(1,120,862)

Caterpillar, Inc.	(22,489)	(1,876,932)

Deere & Co.	(21,598)	(1,907,103)

Flowserve Corp.	(15,334)	(649,395)

GEA Group AG	(4,713)	(182,244)

Krones AG	(690)	(70,329)

MAN SE	(2,589)	(264,768)

Metso OYJ	(19,585)	(513,837)

Middleby Corp.(a)	(7,921)	(888,023)

OC Oerlikon Corp. AG, Registered Shares	(20,344)	(191,403)

Rotork PLC	(164,889)	(411,721)

Sun Hydraulics Corp.	(19,217)	(565,556)

Toro Co.	(22,234)	(1,064,564)

Wabtec Corp.	(14,422)	(1,114,965)

Wartsila OYJ	(14,499)	(627,101)

Total		(14,179,146)

Marine —%

AP Moller — Maersk A/S, Class B	(158)	(242,510)

Professional Services (0.5)%

RELX NV	(16,528)	(278,958)

Stantec, Inc.	(19,908)	(442,895)

Verisk Analytics, Inc.(a)	(47,694)	(3,889,446)

Total		(4,611,299)

Road & Rail (0.3)%

Canadian National Railway Co.	(5,294)	(332,804)

DSV A/S	(7,360)	(356,714)

Heartland Express, Inc.	(48,290)	(888,536)

JB Hunt Transport Services, Inc.	(7,113)	(580,492)

Old Dominion Freight Line(a)	(9,636)	(719,617)

Total		(2,878,163)

Trading Companies & Distributors —%

Finning International, Inc.	(3,087)	(57,445)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Transportation Infrastructure (0.1)%

Fraport AG Frankfurt Airport Services Worldwide	(15,068)	(894,367)

Total Industrials		(41,815,321)

INFORMATION TECHNOLOGY (4.3)%
Communications Equipment (0.4)%

Arista Networks, Inc.(a)	(16,997)	(1,440,496)

F5 Networks, Inc.(a)	(4,684)	(647,376)

Finisar Corp.(a)	(24,185)	(662,185)

Nokia OYJ	(217,563)	(971,560)

Viasat, Inc.(a)	(11,466)	(810,187)

Total		(4,531,804)

Electronic Equipment, Instruments & Components (0.9)%

Cognex Corp.	(41,044)	(2,117,870)

Hexagon AB, Class B	(52,976)	(1,854,598)

Itron, Inc.(a)	(63,210)	(3,407,019)

National Instruments Corp.	(83,284)	(2,339,448)

Total		(9,718,935)

Internet Software & Services (0.6)%

2U, Inc.(a)	(25,332)	(883,074)

58.Com, Inc., ADR(a)	(13,863)	(580,167)

Cimpress NV(a)	(15,453)	(1,286,462)

Costar Group, Inc.(a)	(4,247)	(794,699)

United Internet AG, Registered Shares	(17,546)	(720,173)

Zillow Group, Inc., Class A(a)	(47,783)	(1,578,272)

Total		(5,842,847)

IT Services (0.5)%

Acxiom Corp.(a)	(54,732)	(1,289,486)

DH Corp.	(13,337)	(172,616)

Unisys Corp.(a)	(73,819)	(771,409)

Wipro, Ltd. ADR	(188,481)	(1,822,611)

Wirecard AG	(24,143)	(1,145,327)

Total		(5,201,449)

Semiconductors & Semiconductor Equipment (0.5)%

ams AG	(15,460)	(433,546)

Cavium, Inc.(a)	(13,704)	(773,591)

Infineon Technologies AG	(44,942)	(806,875)

NXP Semiconductors NV(a)	(34,626)	(3,462,600)

Total		(5,476,612)

Software (1.2)%

ACI Worldwide, Inc.(a)	(95,640)	(1,732,997)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Blackbaud, Inc.	(29,720)	(1,824,808)

Dassault Systemes	(18,867)	(1,494,110)

Guidewire Software, Inc.(a)	(29,115)	(1,672,657)

Proofpoint, Inc.(a)	(17,701)	(1,387,404)

Salesforce.com, Inc.(a)	(17,350)	(1,304,026)

Synchronoss Technologies, Inc.(a)	(24,470)	(898,293)

Workday, Inc., Class A(a)	(23,360)	(2,024,845)

Total		(12,339,140)

Technology Hardware, Storage & Peripherals (0.2)%

Blackberry, Ltd.(a)	(52,871)	(373,286)

Electronics for Imaging, Inc.(a)	(30,828)	(1,311,115)

Total		(1,684,401)

Total Information Technology		(44,795,188)

MATERIALS (2.6)%
Chemicals (0.9)%

Air Liquide SA	(7,850)	(798,655)

Axalta Coating Systems Ltd.(a)	(41,077)	(1,031,854)

Balchem Corp.	(12,401)	(941,236)

Christian Hansen Holding A/S	(10,617)	(635,848)

FMC Corp.	(28,218)	(1,323,142)

Hexpol AB	(6,348)	(52,185)

Ingevity Corp.(a)	(18,251)	(755,591)

Methanex Corp.	(16,199)	(588,758)

Newmarket Corp.	(3,943)	(1,580,788)

Novozymes A/S, Class B	(24,037)	(892,900)

OCI NV(a)	(4,195)	(58,254)

Potash Corp. of Saskatchewan, Inc.	(43,083)	(700,545)

Total		(9,359,756)

Construction Materials (0.2)%

James Hardie Industries PLC	(5,066)	(75,401)

Lafargeholcim, Ltd., Registered Shares	(31,798)	(1,698,271)

Total		(1,773,672)

Containers & Packaging (0.4)%

AptarGroup, Inc.	(13,788)	(985,015)

Ball Corp.	(20,546)	(1,583,480)

Bemis Co., Inc.	(23,237)	(1,132,107)

Sonoco Products Co.	(13,063)	(656,938)

Total		(4,357,540)

Metals & Mining (1.1)%

Alumina Ltd.	(205,056)	(246,452)

Antofagasta PLC	(131,426)	(873,500)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
ArcelorMittal(a)	(80,678)	(543,608)

Arconic, Inc.	(120,649)	(3,465,039)

Boliden AB	(50,201)	(1,163,297)

Eldorado Gold Corp.(a)	(41,886)	(132,094)

Franco-Nevada Corp.	(8,872)	(580,685)

Goldcorp, Inc.	(104,551)	(1,589,175)

Hitachi Metals, Ltd.	(17,800)	(222,488)

Kobe Steel, Ltd.(a)	(81,700)	(674,214)

Silver Wheaton Corp.	(2,757)	(66,433)

Thyssenkrupp AG	(63,864)	(1,478,551)

Total		(11,035,536)

Total Materials		(26,526,504)

REAL ESTATE (1.1)%
Equity Real Estate Investment Trusts (REITs) (0.2)%

Equinix, Inc.	(7,427)	(2,653,518)

Real Estate Management & Development (0.9)%

Hulic Co., Ltd.	(230,400)	(2,193,797)

Mitsubishi Estate Co., Ltd.	(338,000)	(6,717,693)

Total		(8,911,490)

Total Real Estate		(11,565,008)

TELECOMMUNICATION SERVICES (1.1)%
Diversified Telecommunication Services (0.7)%

BCE, Inc.	(2,690)	(122,216)

Cogent Communications Group	(39,118)	(1,443,454)

Frontier Communications Corp.	(132,168)	(531,315)

Koninklijke KPN NV	(87,846)	(286,502)

SBA Communications Corp., Class A(a)	(12,484)	(1,414,188)

Swisscom AG, Registered Shares	(721)	(329,844)

TalkTalk Telecom Group PLC	(192,247)	(479,092)

Telecom Italia SpA(a)	(1,094,947)	(950,164)

Telefonica Deutschland Holdi	(68,676)	(266,199)

Telefonica SA, ADR	(57,892)	(587,025)

Telenor ASA	(17,605)	(280,194)

Telia Co. AB	(185,570)	(741,692)

Total		(7,431,885)

Wireless Telecommunication Services (0.4)%

Millicom International Cellular SA SDR	(5,519)	(242,644)

Sprint Corp.(a)	(417,037)	(2,568,948)

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Investments Sold Short (continued)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tele2 AB, Class B	(128,106)	(1,058,786)

Total		(3,870,378)

Total Telecommunication Services		(11,302,263)

UTILITIES (0.4)%
Electric Utilities (0.1)%

Fortis, Inc.	(3,562)	(117,246)

Terna Rete Elettrica Nazionale SpA	(139,443)	(683,014)

Total		(800,260)

Independent Power and Renewable Electricity Producers (0.1)%

Ormat Technologies, Inc.	(32,251)	(1,555,466)

Multi-Utilities (0.2)%

Canadian Utilities Ltd., Class A	(5,171)	(147,770)

E.ON SE	(276,137)	(2,022,480)

RWE AG(a)	(6,018)	(95,527)

Total		(2,265,777)

Total Utilities		(4,621,503)

Total Common Stocks
(Proceeds: $349,528,927)		(343,780,213)

Limited Partnerships (0.1)%
ENERGY (0.1)%
Oil, Gas & Consumable Fuels (0.1)%

Sunoco LP	(23,688)	(674,871)

Total Energy		(674,871)

Total Limited Partnerships
(Proceeds: $685,243)		(674,871)

Investments Sold Short (continued)
Preferred Stocks (0.2)%
Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY (0.1)%
Automobiles (0.1)%

Volkswagen AG	(9,900)	(1,360,639)

Total Consumer Discretionary		(1,360,639)

HEALTH CARE (0.1)%
Health Care Equipment & Supplies (0.1)%

Sartorius AG	(5,295)	(416,007)

Total Health Care		(416,007)

Total Preferred Stocks
(Proceeds: $1,774,905)		(1,776,646)

Rights —%
TELECOMMUNICATION SERVICES —%
Wireless Telecommunication Services —%

Tele2 AB, Class B Rights(a)	(128,106)	(38,384)

Total Telecommunication Services		(38,384)

Total Rights
(Proceeds: $—)		(38,384)

Total Investments Sold Short
(Proceeds: $351,989,075)		(346,270,114)

Total Investments, Net of Investments Sold Short		644,452,436

Other Assets & Liabilities, Net		385,874,412

Net Assets		1,030,326,848

At October 31, 2016, securities and cash totaling $779,438,200 were pledged as collateral.

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at October 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Citi	12/21/2016	136,000 CAD	101,739 USD	306	—

Citi	12/21/2016	73,000 CHF	73,722 USD	—	(264)

Citi	12/21/2016	15,401,000 DKK	2,262,441 USD	—	(15,867)

Citi	12/21/2016	4,266,000 EUR	4,666,257 USD	—	(27,536)

Citi	12/21/2016	199,000 NOK	24,096 USD	8	—

Citi	12/21/2016	126,000 NOK	15,250 USD	—	(2)

Citi	12/21/2016	2,042,000 SEK	229,549 USD	2,889	—

Citi	12/21/2016	3,000 SGD	2,159 USD	2	—

Citi	12/21/2016	5,000 SGD	3,595 USD	—	(1)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at October 31, 2016 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Citi	12/21/2016	2,133,427 USD	2,811,000 AUD	2,182	—

Citi	12/21/2016	2,179,418 USD	2,858,000 AUD	—	(8,102)

Citi	12/21/2016	5,708,158 USD	7,573,000 CAD	—	(59,954)

Citi	12/21/2016	5,104,283 USD	5,052,000 CHF	16,045	—

Citi	12/21/2016	1,049,119 USD	7,139,000 DKK	6,971	—

Citi	12/21/2016	17,668,543 USD	16,163,000 EUR	115,275	—

Citi	12/21/2016	10,338,944 USD	8,449,000 GBP	15,209	—

Citi	12/21/2016	1,031,449 USD	7,997,000 HKD	24	—

Citi	12/21/2016	1,034,474 USD	8,020,000 HKD	—	(34)

Citi	12/21/2016	198,092 USD	761,000 ILS	515	—

Citi	12/21/2016	14,048,304 USD	1,460,149,000 JPY	—	(95,589)

Citi	12/21/2016	394,232 USD	3,240,000 NOK	—	(2,051)

Citi	12/21/2016	12,928 USD	18,000 NZD	—	(80)

Citi	12/21/2016	10,407 USD	94,000 SEK	26	—

Citi	12/21/2016	1,629,120 USD	14,456,000 SEK	—	(24,523)

Citi	12/21/2016	388,973 USD	542,000 SGD	728	—

Citi	12/21/2016	374,691 USD	521,000 SGD	—	(90)

Total				160,180	(234,093)

Futures Contracts Outstanding at October 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Amsterdam IDX	54	EUR	5,349,293	11/2016	—	(59,198)
CAC40 Index	145	EUR	7,173,167	11/2016	—	(61,236)
DAX Index	17	EUR	4,981,289	12/2016	—	(24,022)
FTSE 100 Index	125	GBP	10,601,376	12/2016	—	(77,861)
FTSE/MIB Index	7	EUR	657,311	12/2016	—	(2,823)
IBEX 35 Index	23	EUR	2,304,383	11/2016	2,842	—
MSCI Singapore IX ETS	130	SGD	2,879,856	11/2016	—	(30,847)
OMXS30 Index	112	SEK	1,791,511	11/2016	—	(17,479)
S&P 500 E-mini	936	USD	99,220,680	12/2016	—	(828,143)
S&P/TSE 60 Index	1	CAD	129,203	12/2016	—	(416)
SPI 200 Index	52	AUD	5,231,333	12/2016	—	(54,005)
TOPIX Index	113	JPY	15,031,468	12/2016	236,179	—

Total			155,350,870		239,021	(1,156,030)

Open Options Contracts Written at October 31, 2016

Issuer	Puts/Calls	Trading Currency	Number of Contracts	Exercise Price	Premium Received ($)	Expiration Date	Value ($)
Diamondback Energy, Inc.	Call	USD	(204)	92.50	(242,343)	03/17/2017	(156,060)
Phillips 66	Call	USD	(263)	85.00	(32,075)	01/20/2017	(41,422)

Total							(197,482)

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Total Return Swap Contracts Outstanding at October 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Macquarie	Total return on Samsung Electronics Co., Ltd.	Floating rate based on 1-Month USD LIBOR plus 0.800%	09/19/2017	USD	535,774	—	—	4,834	—

Macquarie	Floating rate based on 1-Month USD LIBOR minus 0.800%	Total return on First Financial Holding Co.	09/19/2017	USD	101,802	—	—	—	(857)

Macquarie	Total return on Samsung Electronics Co., Ltd.	Floating rate based on 1-Month USD LIBOR plus 0.800%	09/19/2017	USD	675,327	—	—	5,449	—

Macquarie	Floating rate based on 1-Month USD LIBOR minus 0.500%	Total return on First Financial Holding Co.	09/19/2017	USD	128,168	—	—	—	(1,206)

Macquarie	Floating rate based on 1-Month USD LIBOR minus 0.800%	Total return on First Financial Holding Co.	09/19/2017	USD	107,161	—	—	—	(739)

Macquarie	Floating rate based on 1-Month HKD HIBOR minus 0.500%	Total return on Hang Seng Bank Ltd.	09/19/2017	HKD	937,178	—	—	1,818	—

Macquarie	Floating rate based on 1-Month HKD HIBOR minus 1.500%	Total return on Bank of East Asia Ltd. (The)	09/19/2017	HKD	1,343,095	—	—	3,545	—

Macquarie	Floating rate based on 1-Month HKD HIBOR minus 0.500%2	Total return on Tsingtao Brewery Co. Ltd.	09/19/2017	HKD	2,813,742	—	—	3,773	—

Macquarie	Total return on Samsung Electronics Co., Ltd.	Floating rate based on 1-Month USD LIBOR plus 0.800%	09/19/2017	USD	561,519	—	—	6,280	—

Macquarie	Floating rate based on 1-Month HKD HIBOR minus 0.500%	Total return on Semiconductor Manufacturing International Corp.	09/19/2017	HKD	5,652,152	—	—	21,665	—

Macquarie	Floating rate based on 1-Month HKD HIBOR minus 1.500%	Total return on Bank of East Asia Ltd. (The)	09/19/2017	HKD	1,812,325	—	—	3,750	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Total Return Swap Contracts Outstanding at October 31, 2016 (continued)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Macquarie	Floating rate based on 1-Month HKD HIBOR minus 0.500%	Total return on Hang Seng Bank Ltd.	09/19/2017	HKD	1,256,225	—	—	1,478	—

Macquarie	Floating rate based on 1-Month USD LIBOR minus 0.800%	Total return on First Financial Holding Co.	09/19/2017	USD	144,155	—	—	—	(413)

Macquarie	Total return on Samsung Electronics Co., Ltd.	Floating rate based on 1-Month USD LIBOR plus 0.800%	09/19/2017	USD	823,222	—	—	12,041	—

Macquarie	Floating rate based on 1-Month HKD HIBOR minus 1.500%	Total return on Bank of East Asia Ltd. (The)	09/19/2017	HKD	1,866,582	—	—	—	(515)

Macquarie	Floating rate based on 1-Month HKD HIBOR minus 0.500%	Total return on Hang Seng Bank Ltd.	09/19/2017	HKD	1,486,166	—	—	464	—

Macquarie	Floating rate based on 1-Month HKD HIBOR minus 0.500%	Total return on Semiconductor Manufacturing International Corp.	09/19/2017	HKD	3,774,544	—	—	9,529	—

Macquarie	Floating rate based on 1-Month USD LIBOR minus 0.500%	Total return on First Financial Holding Co.	09/19/2017	USD	182,343	—	—	—	(2,042)

Macquarie	Total return on Samsung Electronics Co., Ltd.	Floating rate based on 1-Month USD LIBOR plus 0.800%	09/19/2017	USD	869,761	—	—	34,194	—

Macquarie	Floating rate based on 1-Month HKD HIBOR minus 0.500%	Total return on Tsingtao Brewery Co. Ltd.	09/19/2017	HKD	5,783,576	—	—	—	(4,273)

Macquarie	Floating rate based on 1-Month HKD HIBOR minus 0.500%	Total return on Tsingtao Brewery Co. Ltd.	09/19/2017	HKD	2,964,528	—	—	—	(736)

Macquarie	Floating rate based on 1-Month HKD HIBOR minus 0.500%	Total return on Tsingtao Brewery Co. Ltd.	09/15/2020	HKD	1,807,338	—	—	1,664	—

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Total Return Swap Contracts Outstanding at October 31, 2016 (continued)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Macquarie	Floating rate based on 1-Month HKD HIBOR minus 0.500%	Total return on Semiconductor Manufacturing International Corp.	09/15/2020	HKD	5,151,126	—	—	26,344	—

Macquarie	Floating rate based on 1-Month HKD HIBOR minus 1.500%	Total return on Bank of East Asia Ltd. (The)	09/15/2020	HKD	2,709,258	—	—	6,852	—

Macquarie	Floating rate based on 1-Month HKD HIBOR minus 0.500%	Total return on Hang Seng Bank Ltd.	09/15/2020	HKD	1,969,940	—	—	1,536	—
Total						—	—	145,216	(10,781)

Total Return Swap Contracts on Futures at October 31, 2016

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Morgan Stanley International	MSCI Singapore IX ETS	11/29/2016	SGD	44,305	—	(560)
Morgan Stanley International	Swiss Market Index	12/16/2016	CHF	5,696,407	—	(140,998)

Total					—	(141,558)

Total Return Basket Swap Contracts Outstanding at October 31, 2016

Counterparty	Description	Termination Date	Net Unrealized Appreciation (Depreciation)
JPMorgan	The Fund receives the total return on a portfolio of long and short positions and pays the AUD BBSW 1-month, HKD HIBOR 1-month, or JPY LIBOR 1-month based on the local currencies of the positions within the swap.	1/14/2021	585,790

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of October 31, 2016:

Long Positions
Common Stocks
Description	Shares	Notional (1)	Net Unrealized Appreciation (Depreciation)
AUSTRALIA
Adelaide Brighton Ltd.	102,386	415,983	(10,275)

AGL Energy Ltd.	82,913	1,207,837	(5,777)

Amcor Ltd.	13,588	151,665	(5,028)

Ansell Ltd.	14,057	231,590	(10,731)

Aristocrat Leisure Ltd.	37,133	432,334	(4,191)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional (1)	Net Unrealized Appreciation (Depreciation)
Bendigo & Adelaide Bank Ltd.	10,452	88,266	(432)

Boral Ltd.	55,625	265,764	(15,861)

Brambles Ltd.	18,392	161,028	(5,714)

Caltex Australia Ltd.	31,397	730,836	541

Coca-Cola Amatil Ltd.	69,255	501,737	(7,623)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Cochlear Ltd.	1,400	136,026	(429)

Fortescue Metals Group Ltd.	74,985	314,684	3,421

Harvey Norman Holdings Ltd.	38,490	147,400	(6,083)

James Hardie Industries PLC	3,705	55,144	(3,077)

Leighton Holdings Ltd.	6,413	143,914	(3,776)

LendLease Group	48,000	491,707	(12,165)

Medibank Pvt Ltd.	56,576	110,839	(2,349)

Newcrest Mining Ltd.	38,347	671,434	29,089

Origin Energy Ltd.	82,047	330,697	(15,854)

Qantas Airways Ltd.	70,964	164,908	(5,271)

QBE Insurance Group Ltd.	74,193	562,122	(18,092)

Santos Ltd.	62,622	167,561	(6,973)

Sonic Healthcare Ltd.	4,809	74,792	(2,834)

South32 Ltd.	246,900	481,831	(14,083)

Star Entertainment Group Ltd. (The)	29,909	113,174	(1,731)

Suncorp Group Ltd.	66,524	603,779	(27,843)

Treasury Wine Estates Ltd.	55,545	452,823	(29,631)

Woodside Petroleum Ltd.	4,614	98,767	(2,225)

Australia Total			(184,997)

CHINA
WH Group Ltd.	734,500	594,869	(67,734)

HONG KONG
BOC Hong Kong Holdings Ltd.	24,500	87,324	(192)

Cheung Kong Property Holding Ltd.	66,000	487,916	15,920

CLP Holdings Ltd.	36,000	365,940	(221)

Galaxy Entertainment Group Ltd.	35,000	143,312	671

Kerry Properties Ltd.	133,500	422,715	(7,093)

Li & Fung Ltd.	114,000	56,040	(1,639)

New World Development Co., Ltd.	379,000	471,192	(5,560)

Sino Land Co., Ltd.	242,000	410,902	(6,021)

SJM Holdings Ltd.	80,000	55,217	(2,769)

Sun Hung Kai Properties Ltd.	45,000	670,101	(1,891)

Wharf Holdings Ltd. (The)	52,000	389,881	1,455

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Wheelock & Co., Ltd.	86,000	529,253	(6,222)

Xinyi Glass Holdings Ltd.	642,000	552,015	(19,799)

Yue Yuen Industrial Holdings Ltd.	130,000	495,070	9,889

Hong Kong Total			(23,472)

JAPAN
Advantest Corp.	4,400	62,885	5,690

Aisin Seiki Co., Ltd.	9,300	408,527	(10,985)

Ajinomoto Co., Inc.	42,500	945,091	1,304

Alfresa Holdings Corp.	32,000	676,288	7,918

Amada Holdings Co., Ltd.	119,000	1,355,541	25,011

Aozora Bank Ltd.	217,000	716,981	1,043

Asahi Group Holdings Ltd.	20,300	724,121	12,625

Asahi Intecc Co., Ltd.	2,300	99,610	(5,062)

Asahi Kasei Corp.	15,000	135,225	2,097

Astellas Pharma, Inc.	77,600	1,151,729	(11,330)

Bandai Namco Holdings, Inc.	46,800	1,401,941	(21,036)

Bridgestone Corp.	18,900	705,417	(15,300)

Central Japan Railway Co.	600	102,028	2,478

Century Tokyo Leasing Corp.	13,700	482,745	7,051

Chiyoda Corp.	40,000	348,893	(1,823)

Chubu Electric Power Co., Inc.	93,800	1,380,864	13,932

Citizen Watch Co., Ltd.	140,800	791,268	(872)

Coca-Cola West Co., Ltd.	11,400	336,924	4,485

CyberAgent, Inc.	6,500	188,842	(1,788)

Dai Nippon Printing Co., Ltd.	21,000	210,636	(196)

Daicel Corp.	52,000	683,758	8,881

Dai-ichi Life Holdings, Inc.	25,900	379,719	13,181

Daiichi Sankyo Co., Ltd.	19,000	456,556	20,567

Daikin Industries Ltd.	8,500	814,553	9,996

Dainippon Sumitomo Pharma Co., Ltd.	24,400	422,599	(15,455)

DeNA Co., Ltd.	9,200	295,982	(2,522)

Disco Corp.	2,400	290,071	8,716

Ezaki Glico Co., Ltd.	4,500	255,807	(299)

Fuji Electric Co., Ltd.	102,000	509,346	(4,658)

Fuji Heavy Industries Ltd.	35,100	1,371,586	21,875

FUJIFILM Holdings Corp.	15,300	578,507	(24,076)

Fujitsu Ltd.	178,000	1,055,741	98,894

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Fukuoka Financial Group, Inc.	27,000	116,842	168

Gunma Bank Ltd. (The)	200,500	957,360	1,817

Hakuhodo DY Holdings, Inc.	51,200	615,361	(5,495)

Hankyu Hanshin Holdings, Inc.	6,600	218,514	(1,348)

Haseko Corp.	16,600	161,548	(431)

Hino Motors Ltd.	13,300	144,973	(2,573)

Hirose Electric Co., Ltd.	3,000	395,865	5,638

Hisamitsu Pharmaceutical Co., Inc.	5,000	266,710	5,406

Hitachi Chemical Co., Ltd.	50,700	1,185,207	(26,882)

Hitachi Construction Machine Co., Ltd.	18,600	389,077	10,091

Hitachi High-Technologies Corp.	24,900	1,038,480	38,496

Hitachi Metals Ltd.	29,100	363,731	(10,847)

Hoya Corp.	19,600	817,790	20,224

Ibiden Co., Ltd.	30,300	439,865	127

Idemitsu Kosan Co., Ltd.	21,500	494,068	5,883

Iida Group Holdings Co., Ltd.	3,000	57,989	197

Isuzu Motors Ltd.	9,900	122,455	1,229

Ito En Ltd.	11,300	411,431	(965)

ITOCHU Corp.	46,800	591,023	18,254

ITOCHU Techno-Solutions Corp.	26,400	651,059	(22,603)

Japan Airlines Co., Ltd.	35,100	1,035,864	(4,450)

Japan Tobacco, Inc.	12,200	463,846	8,869

JSR Corp.	14,600	221,868	154

JTEKT Corp.	29,400	435,077	(10,789)

JX Holdings, Inc.	25,200	99,569	239

Kajima Corp.	128,000	863,174	8,875

Kaken Pharmaceutical Co., Ltd.	2,500	157,431	907

Kamigumi Co., Ltd.	35,000	298,848	3,983

Kaneka Corp.	93,000	769,453	6,534

Kao Corp.	10,000	514,565	(34,222)

Kawasaki Heavy Industries Ltd.	43,000	125,598	1,843

KDDI Corp.	8,900	270,499	6,791

Kewpie Corp.	5,300	150,524	(76)

Kobayashi Pharmaceutical Co., Ltd.	4,200	219,482	2,687

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Koito Manufacturing Co., Ltd.	3,500	183,757	3,931

Komatsu Ltd.	5,800	129,103	(756)

Konami Holdings Corp.	20,500	809,594	(10,594)

Konica Minolta, Inc.	60,400	541,005	(1,456)

Kose Corp.	2,400	218,955	(3,156)

Kuraray Co., Ltd.	58,800	891,439	23,147

Kurita Water Industries Ltd.	14,500	343,168	(1,558)

Kyocera Corp.	15,900	772,565	(11,747)

Kyushu Financial Group, Inc.	51,300	341,116	(1,692)

Lion Corp.	42,000	686,910	(4,777)

Mabuchi Motor Co., Ltd.	1,000	58,131	835

Makita Corp.	4,100	283,475	(13,259)

Maruichi Steel Tube Ltd.	18,600	599,687	5,755

Matsumotokiyoshi Holdings Co., Ltd.	20,600	1,061,278	(8,850)

Mazda Motor Corp.	20,700	343,284	3,049

Medipal Holdings Corp.	15,200	259,710	185

MEIJI Holdings Co., Ltd.	5,000	498,701	(2,668)

Miraca Holdings, Inc.	12,000	579,314	(4,870)

Mitsubishi Chemical Holdings Corp.	99,600	653,966	6,959

Mitsubishi Corp.	13,200	287,298	(12,806)

Mitsubishi Electric Corp.	73,200	990,336	8,911

Mitsubishi Gas Chemical Co., Inc.	48,600	747,990	4,841

Mitsubishi Motors Corp.	139,100	772,197	(10,644)

Mitsubishi Tanabe Pharma Corp.	59,800	1,163,976	(57,691)

Mitsubishi UFJ Lease & Finance Co., Ltd.	184,800	894,651	24,439

Mitsui & Co., Ltd.	23,800	329,749	(984)

Mitsui Chemicals, Inc.	189,000	930,760	(16,220)

MS&AD Insurance Group Holdings, Inc.	54,900	1,629,806	50,469

Nabtesco Corp.	12,500	373,332	619

NH Foods Ltd.	4,000	95,854	(1,079)

NHK Spring Co., Ltd.	16,800	159,018	1,980

Nikon Corp.	52,100	787,383	1,263

Nippon Electric Glass Co., Ltd.	62,000	337,279	(1,160)

Nippon Express Co., Ltd.	201,000	992,829	34,830

Nippon Shinyaku Co., Ltd.	8,500	431,484	(6,741)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Nippon Shokubai Co., Ltd.	8,900	614,189	10,127

Nippon Telegraph & Telephone Corp.	27,200	1,205,962	(17,023)

Nissan Chemical Industries Ltd.	4,500	152,571	1,912

Nisshin Seifun Group, Inc.	11,900	175,290	(6,093)

Nitori Co., Ltd.	4,500	537,533	(5,204)

Nitto Denko Corp.	3,900	271,707	(5,490)

NTN Corp.	76,000	287,680	(537)

NTT Data Corp.	6,200	319,952	(1,860)

Obayashi Corp.	69,300	667,582	2,010

Oracle Corp. Japan	4,400	239,460	122

ORIX Corp.	39,600	627,517	65,113

Osaka Gas Co., Ltd.	184,000	765,293	(20,088)

Otsuka Corp.	6,000	285,469	(9,512)

Panasonic Corp.	26,600	274,402	40

Pola Orbis Holdings, Inc.	5,500	457,651	(8,079)

Recruit Holdings Co., Ltd.	3,800	152,644	(1,223)

Resona Holdings, Inc.	162,100	718,505	30,227

Rohm Co., Ltd.	19,100	1,003,984	9,409

Sankyo Co., Ltd.	25,700	905,385	14,858

Santen Pharmaceutical Co., Ltd.	7,500	109,368	1,104

SCSK Corp.	6,400	238,738	(15,472)

Secom Co., Ltd.	8,800	634,825	(12,023)

Sega Sammy Holdings, Inc.	3,900	57,587	365

Seiko Epson Corp.	50,000	1,013,392	35,561

Sekisui Chemical Co., Ltd.	50,500	795,309	43,703

Shimadzu Corp.	18,000	261,912	(1,500)

Shimamura Co., Ltd.	9,600	1,228,939	(7,395)

Shin-Etsu Chemical Co., Ltd.	4,400	333,614	10,202
Shionogi & Co., Ltd.	16,200	797,818	(17,461)

Sojitz Corp.	417,800	1,096,423	(1,103)

Sotetsu Holdings, Inc.	22,000	107,356	(49)

Square Enix Holdings Co., Ltd.	36,100	1,194,163	(32,289)

Start Today Co., Ltd.	28,400	497,680	(3,697)

Sugi Holdings Co., Ltd.	3,000	160,697	(4,405)

Sumitomo Chemical Co., Ltd.	70,000	331,056	(9,135)

Sumitomo Corp.	18,500	212,687	(112)

Sumitomo Electric Industries Ltd.	8,300	122,620	(418)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Sumitomo Heavy Industries Ltd.	160,000	842,322	16,296

Sumitomo Mitsui Trust Holdings, Inc.	34,800	1,174,249	41,038

Sumitomo Rubber Industries Ltd.	45,200	758,287	15,360

Sundrug Co., Ltd.	2,000	157,324	220

Suzuken Co., Ltd.	11,300	362,940	1,208

Suzuki Motor Corp.	24,100	859,317	4,840

Taiheiyo Cement Corp.	53,000	151,787	718

Taisei Corp.	96,000	719,525	360

Taisho Pharmaceutical Holdings Co., Ltd.	3,500	341,423	(1,943)

TDK Corp.	3,600	248,564	356

Teijin Ltd.	53,300	1,029,832	26,456

Terumo Corp.	12,500	483,397	(4,282)

Tokyo Broadcasting System Holdings, Inc.	13,600	213,705	(6,222)

Tokyo Electric Power Co. Holdings, Inc.	132,400	512,995	(3,495)

Tokyo Electron Ltd.	13,200	1,190,706	52,768

Tokyo Gas Co., Ltd.	122,000	553,571	(13,131)

Toppan Printing Co Ltd	68,000	639,473	(5,122)

Tosoh Corp.	204,000	1,332,223	(12,123)

Toyo Seikan Group Holdings Ltd.	22,900	422,394	8,619

Toyo Suisan Kaisha Ltd.	22,700	919,664	(35,352)

Toyoda Gosei Co., Ltd.	34,700	795,139	(40,551)

Toyota Boshoku Corp.	20,000	504,221	29,189

Toyota Tsusho Corp.	29,600	698,812	7,141

Tsuruha Holdings, Inc.	3,000	346,149	5,280

Yamazaki Baking Co., Ltd	24,500	549,338	(31,307)

Yokogawa Electric Corp.	37,200	522,547	(6,759)

Yokohama Rubber Co., Ltd. (The)	28,300	491,361	(2,430)

Japan Total			268,295

Common Stocks Long Positions Total			(7,908)

Total of Long Positions			(7,908)

Short Positions
Common Stocks
AUSTRALIA
Alumina Ltd.	(492,611)	(592,058)	9,895

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Short Positions (continued)
Common Stocks (continued)

Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
AMP Ltd.	(134,984)	(468,086)	70,221

APA Group	(131,925)	(797,307)	9,553

AusNet Services	(78,899)	(89,871)	(433)

Australia and New Zealand Banking Group Ltd.	(5,535)	(116,874)	3,058

Bank Of Queensland Ltd.	(19,699)	(156,314)	13,574

Challenger Ltd.	(46,210)	(377,236)	(5,709)

Commonwealth Bank Of Austral	(9,582)	(533,438)	13,219

Computershare Ltd.	(12,283)	(98,391)	1,038

CSL Ltd.	(8,311)	(634,176)	16,458

Domino’s Pizza Enterprises Ltd.	(7,361)	(358,598)	11,423

Healthscope Ltd.	(163,086)	(273,574)	8,393

Iluka Resources Ltd.	(61,440)	(269,360)	1,913

Insurance Australia Group Ltd.	(71,589)	(299,300)	8,852

Macquarie Group Ltd.	(2,046)	(123,680)	4,436

Magellan Financial Group Ltd.	(23,764)	(383,763)	11,912

National Australia Bank Ltd.	(4,412)	(93,655)	(542)

Platinum Asset Management Ltd.	(151,489)	(573,723)	10,641

Ramsay Health Care Ltd.	(3,187)	(177,468)	147

REA Group Ltd.	(10,743)	(416,639)	766

SEEK Ltd.	(50,611)	(562,102)	25,524

Sydney Airport	(39,297)	(186,810)	8,605
Transurban Group	(54,389)	(429,158)	15,545

Vocus Communications Ltd.	(41,282)	(178,981)	2,881

Wesfarmers Ltd.	(17,211)	(535,932)	28,003

Westpac Banking Corp.	(8,778)	(202,991)	3,027

Australia Total			272,400

BERMUDA
Haitong International Securities Group Ltd.	(408,000)	(261,033)	9,948

HONG KONG
AIA Group Ltd.	(72,400)	(455,469)	35,861

Bank Of East Asia Ltd. (The)	(13,800)	(55,475)	1,102

Cathay Pacific Airways Ltd.	(602,000)	(792,374)	11,084

Short Positions (continued)
Common Stocks (continued)

Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
CK Hutchison Holdings Ltd.	(9,000)	(111,132)	2,163

Hang Lung Properties Ltd.	(188,000)	(413,433)	13,748

Hang Seng Bank Ltd.	(17,900)	(322,814)	3,800

Hong Kong & China Gas Co., Ltd.	(512,000)	(1,000,172)	(13,035)

MTR Corp., Ltd.	(87,500)	(484,232)	6,611

Samsonite International SA	(69,300)	(217,884)	6,827

Sands China Ltd.	(96,000)	(416,617)	17,009

Swire Pacific Ltd., Class A	(13,000)	(135,120)	3,267

Swire Properties Ltd.	(49,000)	(140,712)	1,981

Value Partners Group Ltd.	(487,000)	(464,543)	15,611

Wynn Macau Ltd.	(255,200)	(390,969)	9,631

Hong Kong Total			115,660

JAPAN
Acom Co., Ltd.	(248,600)	(1,143,944)	(6,658)

Aeon Co., Ltd.	(126,300)	(1,745,421)	46,757

AEON Financial Service Co., Ltd.	(29,400)	(517,566)	(10,198)

Air Water, Inc.	(32,700)	(611,818)	(4,200)

Alps Electric Co., Ltd.	(50,100)	(1,201,783)	37,909

ANA Holdings, Inc.	(218,000)	(612,313)	(21,884)

Asahi Glass Co., Ltd.	(29,000)	(202,820)	(1,804)

Asics Corp.	(59,700)	(1,273,957)	(23,388)

Bank Of Kyoto Ltd. (The)	(203,000)	(1,488,661)	(14,325)

Benesse Holdings, Inc.	(2,200)	(57,645)	663

Brother Industries Ltd.	(22,800)	(418,363)	(12,625)

Calbee, Inc.	(51,800)	(1,879,388)	29,913

Canon, Inc.	(17,900)	(514,232)	11,220

Casio Computer Co., Ltd.	(20,600)	(286,929)	12,581

Chiba Bank Ltd. (The)	(72,000)	(445,305)	(11,409)

Chugai Pharmaceutical Co., Ltd.	(25,200)	(858,764)	(8,384)

Chugoku Bank Ltd. (The)	(12,700)	(170,403)	(4,922)

Chugoku Electric Power Co., Inc. (The)	(101,600)	(1,188,864)	17,853

Concordia Financial Group Ltd.	(104,700)	(485,463)	(10,532)

Cosmos Pharmaceutical Corp.	(400)	(87,045)	520

Daiwa Securities Group, Inc.	(221,000)	(1,319,412)	(79,275)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	27

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Short Positions (continued)
Common Stocks (continued)

Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Denso Corp.	(12,500)	(543,937)	(14,674)

Don Quijote Holdings Co., Ltd.	(38,000)	(1,444,366)	41,088

East Japan Railway Co.	(3,100)	(272,888)	6,520

Eisai Co., Ltd.	(8,800)	(560,804)	15,023

Electric Power Development Co., Ltd.	(25,000)	(582,173)	10,921

FamilyMart UNY Holdings Co., Ltd.	(7,800)	(489,220)	2,280

FANUC Corp.	(3,500)	(640,806)	17,832

Fast Retailing Co., Ltd.	(200)	(67,379)	3,063

Hachijuni Bank Ltd. (The)	(10,800)	(58,877)	(723)

Hamamatsu Photonics KK	(33,300)	(1,007,610)	(15,732)

Hiroshima Bank Ltd. (The)	(50,000)	(213,983)	(1,806)

Hitachi Capital Corp.	(7,700)	(171,767)	(6,957)

Hitachi Ltd.	(39,000)	(207,905)	(11,261)

Hokuriku Electric Power Co.	(65,200)	(740,575)	30,603

Honda Motor Co., Ltd.	(9,900)	(296,224)	1,792

Hoshizaki Electric Co., Ltd.	(4,000)	(360,993)	(2,417)

IHI Corp.	(232,000)	(610,326)	(13,460)

Inpex Corp.	(26,100)	(243,481)	4,069

Isetan Mitsukoshi Holdings Ltd.	(26,600)	(268,832)	11,120

Iyo Bank Ltd. (The)	(85,100)	(523,007)	(13,021)

Izumi Co., Ltd.	(5,200)	(240,324)	2,213

J Front Retailing Co., Ltd.	(22,100)	(304,236)	(2,514)

Japan Airport Terminal Co., Ltd.	(5,300)	(203,456)	(3,105)

Japan Post Bank Co., Ltd.	(25,300)	(298,159)	(5,162)

Japan Post Holdings Co., Ltd.	(10,400)	(132,384)	(3,569)

JFE Holdings, Inc.	(54,400)	(779,692)	(26,909)

JGC Corp.	(13,100)	(231,579)	3,284

Kakaku.com, Inc.	(35,400)	(594,740)	18,390

Kansai Electric Power Co., Inc. (The)	(98,100)	(937,862)	(35,614)

Kansai Paint Co., Ltd.	(15,300)	(328,798)	(4,618)

Keihan Holdings Co., Ltd.	(104,000)	(702,167)	(3,079)

Keikyu Corp.	(114,000)	(1,150,133)	(1,211)

Keio Corp.	(45,000)	(372,452)	8,832

Keisei Electric Railway Co., Ltd.	(12,400)	(298,964)	8,163

Keyence Corp.	(700)	(513,164)	5,140

Short Positions (continued)
Common Stocks (continued)

Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Kikkoman Corp.	(24,000)	(763,522)	(2,737)

Kintetsu Group Holdings Co., Ltd.	(216,000)	(871,889)	6,604

Kirin Holdings Co., Ltd.	(28,800)	(495,120)	(11,176)

Kobe Steel, Ltd.	(142,500)	(1,175,955)	(16,117)

Kubota Corp.	(19,500)	(314,308)	(8,865)

Kyushu Electric Power Co, Inc.	(66,500)	(604,257)	(1,915)

LIXIK Group Corp.	(21,000)	(482,335)	792

M3, Inc.	(11,200)	(340,828)	218

Marubeni Corp.	(48,100)	(252,755)	423

Marui Group Co., Ltd.	(61,200)	(858,549)	(4,396)

Minebea Co., Ltd.	(61,600)	(628,597)	(16,616)

MISUMI Group, Inc.	(22,200)	(404,882)	9,836

Mitsubishi Heavy Industries Ltd.	(106,000)	(453,454)	3,030

Mitsubishi Logistics Corp.	(36,000)	(487,312)	13,873

Mitsubishi Materials Corp.	(5,400)	(154,715)	(5,734)

Mitsui OSK Lines Ltd.	(149,000)	(372,601)	(11,015)

Mizuho Financial Group, Inc.	(280,100)	(471,619)	(11,261)

MonotaRO Co., Ltd.	(44,500)	(1,082,338)	86,348

Murata Manufacturing Co., Ltd.	(6,700)	(935,598)	(11,753)

Nagoya Railroad Co., Ltd.	(109,000)	(575,172)	(415)

Nankai Electric Railway Co., Ltd.	(147,000)	(667,486)	24,805

NGK Spark Plug Co., Ltd.	(72,100)	(1,430,849)	(42,598)

Nidec Corp.	(9,500)	(919,221)	(17,107)

Nifco, Inc.	(3,900)	(224,608)	(14,805)

Nintendo Co., Ltd.	(700)	(168,742)	(4,311)

Nippon Paint Holdings Co., Ltd.	(22,500)	(765,045)	(5,241)

Nippon Steel & Sumitomo Metal Corp.	(9,800)	(194,166)	(3,590)

Nippon Yusen KK	(76,000)	(155,535)	(7,976)

Nissan Motor Co., Ltd.	(12,700)	(129,191)	(3,804)

Nissin Foods Holdings Co., Ltd.	(3,500)	(202,576)	838

Nksj Holdings, Inc.	(3,000)	(97,070)	(1,044)

NOK Corp.	(29,900)	(673,818)	(4,392)

Nomura Research Institute Ltd.	(1,600)	(55,495)	2,199

Obic Co., Ltd.	(7,900)	(410,393)	6,228

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Short Positions (continued)
Common Stocks (continued)

Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Odakyu Electric Railway Co., Ltd.	(65,800)	(1,342,567)	78,796

Oji Holdings Corp.	(23,000)	(97,248)	(697)

Olympus Corp.	(2,500)	(89,114)	896

Omron Corp.	(15,700)	(602,579)	(34,216)

Ono Pharmaceutical Co., Ltd.	(10,800)	(273,820)	5,220

Orient Corp.	(244,000)	(454,575)	(3,032)

Oriental Land Co., Ltd.	(16,200)	(946,291)	18,486

Park24 Co., Ltd.	(6,600)	(203,932)	7,948

Pigeon Corp.	(32,200)	(905,902)	20,928

Rakuten, Inc.	(114,900)	(1,324,643)	73,009

Ricoh Co., Ltd.	(122,200)	(995,958)	84,672

Rinnai Corp.	(4,800)	(461,118)	(4,159)

Ryohin Keikaku Co., Ltd.	(4,000)	(854,411)	12,167

Sawai Pharmaceutical Co., Ltd.	(5,800)	(374,809)	7,859

Seibu Holdings, Inc.	(84,300)	(1,458,564)	32,015

Sekisui House Ltd.	(7,800)	(128,885)	(2,146)

Seven & I Holdings Co., Ltd.	(8,600)	(358,958)	12,414

Seven Bank Ltd.	(555,600)	(1,708,019)	40,955

Shikoku Electric Power Co, Inc.	(161,800)	(1,521,497)	(10,881)

Shimano, Inc.	(12,600)	(2,154,344)	28,223

Shimizu Corp.	(12,000)	(106,652)	(955)

Shinsei Bank Ltd.	(329,000)	(531,915)	(20,914)

Shiseido Co., Ltd.	(7,400)	(190,876)	(316)

Shizuoka Bank Ltd. (The)	(59,000)	(497,933)	(6,909)

Softbank Corp.	(6,500)	(409,377)	(1,960)

Sohgo Security Services Co., Ltd.	(9,400)	(428,107)	47,638

Sony Corp.	(3,300)	(104,010)	794

Sony Financial Holdings, Inc.	(144,500)	(2,029,423)	(90,217)

Sosei Group Corp.	(5,100)	(764,638)	31,275

Stanley Electric Co., Ltd.	(13,500)	(371,717)	4,324

Sumco Corp.	(59,800)	(625,661)	(101,140)

Sumitomo Metal Mining Co., Ltd.	(15,000)	(194,923)	(3,001)

Sumitomo Mitsui Financial Gr	(4,700)	(162,957)	(3,651)

Suntory Beverage & Food Ltd.	(2,300)	(100,566)	(623)

Suruga Bank Ltd.	(7,800)	(190,421)	188

Short Positions (continued)
Common Stocks (continued)

Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
T&D Holdings, Inc.	(4,900)	(59,255)	(1,983)

Taiyo Nippon Sanso Corp.	(21,800)	(229,147)	(1,811)

Takashimaya Co., Ltd.	(7,000)	(57,092)	760

Takeda Pharmaceutical Co., Ltd.	(15,900)	(711,127)	15,162

Temp Holdings Co., Ltd.	(18,100)	(306,971)	3,872

Tobu Railway Co., Ltd.	(82,000)	(402,582)	8,225

Toho Co., Ltd.	(6,000)	(180,014)	1,525

Tohoku Electric Power Co, Inc.	(26,300)	(322,224)	5,974

Tokio Marine Holdings, Inc.	(5,200)	(205,106)	(2,114)

Toray Industries, Inc.	(77,000)	(716,634)	(2,267)

Toshiba Corp.	(111,000)	(401,912)	(1,635)

TOTO Ltd.	(8,100)	(323,601)	(1,466)

Toyota Industries Corp.	(29,000)	(1,330,617)	47,212

Toyota Motor Corp.	(6,400)	(371,243)	(1,831)

Trend Micro, Inc.	(21,900)	(771,193)	1,960

Unicharm Corp.	(27,100)	(644,417)	(2,607)

USS Co., Ltd.	(29,400)	(497,224)	421

West Japan Railway Co.	(6,500)	(400,249)	6,691

Yahoo Japan Corp.	(92,400)	(354,446)	13,466

Yakult Honsha Co., Ltd.	(38,600)	(1,799,661)	(13,505)

Yamada Denki Co., Ltd.	(86,900)	(449,185)	1,882

Yamaguchi Financial Group In	(24,000)	(264,584)	(5,731)

Yamaha Motor Co., Ltd.	(60,400)	(1,341,787)	(29,462)

Yaskawa Electric Corp.	(64,600)	(1,030,623)	(11,363)

Japan Total			175,004

PAPUA NEW GUINEA
Oil Search Ltd.	(61,376)	(307,654)	15,366

Common Stocks Short Positions Total			588,378

Total of Short Positions			588,378

Total of Long and Short Postions			580,470

Net Cash and Other Receivables/(Payables)(2)			5,320

Swaps, at Value			585,790

(1)	The notional amounts of the positions held in the total return basket swap represent the market values (including any fees or commissions) of the long and short positions when they are established. The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). Payments received or made are recorded as realized gains (losses).

(2)	Net cash and other receivables (payables) includes gains (losses) which will be paid upon the swap reset.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	29

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Counterparty	Description	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley International	The Fund receives the total return on a portfolio of long and short positions and pays the FEDEF 1-day, EONIA 1-day, or SONIA 1-day based on the local currencies of the positions within the swap.	10/29/2018	2,829,217

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of October 31, 2016:

Long Positions
Common Stocks
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
BERMUDA
Hiscox Ltd.	13,369	167,073	(2,636)

FRANCE
Arkema SA	14,315	1,357,401	14,683

AtoS	30,225	3,139,444	(1,092)

BNP Paribas SA	18,088	1,049,197	10,924

Capgemini SA	13,098	1,085,277	(58,287)

Christian Dior SE	1,065	205,470	818

Cie de Saint-Gobain	37,289	1,655,576	69,687

Cie Generale des Etablissements Michelin	17,747	1,921,487	11,535

CNP Assurances	39,183	678,963	13,004

Danone SA	8,727	604,311	7,686

Dassault Systemes	2,593	205,344	2,370

Eiffage SA	16,173	1,197,324	967

Elior Group	18,636	418,462	7,076

Faurecia	13,876	510,437	9,486

Ipsen SA	7,824	540,751	9,186

Lagardere SCA	32,539	828,697	29,762

Legrand SA	10,458	591,119	1,592

Orange SA	88,107	1,387,925	(24,486)

Peugeot SA	130,436	1,953,775	43,336

Plastic Omnium SA	19,414	632,532	2,022

Publicis Groupe SA	18,884	1,295,620	33,080

Renault SA	8,372	727,050	17,337

Rexel SA	44,052	611,005	(8,334)

Safran SA	11,782	810,037	5,997

Schneider Electric SE	17,201	1,154,470	(11,511)

SEB SA	5,098	750,188	13,128

Societe Generale SA	3,546	138,422	442

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Sodexo SA	11,848	1,376,050	35,206

Teleperformance SA	9,388	992,128	(724)

Thales SA	20,480	1,928,275	35,057

Ubisoft Entertainment SA	10,439	355,242	(642)

Valeo SA	17,505	1,008,846	(12,374)

VINCI SA	2,206	159,780	(1,384)

France Total			255,547

GERMANY
TUI AG	27,992	355,299	3,716

GUERNSEY
Amdocs Ltd.	21,981	1,284,789	(11,449)

HONG KONG
Michael Kors Holdings Ltd.	15,731	798,820	32,994

IRELAND
Adient PLC	278	12,665	(413)

Eaton Corp. PLC	13,819	881,238	3,297

Ingersoll-Rand PLC	33,118	2,228,510	59,173

Jazz Pharmaceuticals PLC	6,876	752,716	(64,383)

Mallinckrodt PLC	17,029	1,009,139	(64,471)

Medtronic PLC	11,644	955,041	1,131

Ireland Total			(65,666)

JERSEY
Petrofac Ltd.	22,907	226,128	(22,443)

UBM PLC	18,987	166,980	4,606

Jersey Total			(17,837)

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
LUXEMBOURG
B&M European Value Retail SA	55,234	158,605	(2,912)

NETHERLANDS
LyondellBasell Industries NV, Class A	13,958	1,110,359	(8,797)

Mylan NV	7,700	281,050	(14,806)

Netherlands Total			(23,603)

PUERTO RICO
Popular, Inc.	27,534	999,484	(42,269)

SINGAPORE
Flex Ltd.	77,110	1,094,191	41,989

SPAIN
ACS Actividades de Construccion y Servicios SA	17,778	545,076	17,246

Aena SA	2,077	304,954	2,038

Bankinter SA	14,206	108,757	1,798

Ebro Foods SA	17,444	376,472	(21,832)

Enagas SA	16,477	472,992	8,469

Endesa SA	118,307	2,514,962	42,357

Gamesa Corp. Tecnologica SA	55,858	1,292,280	(13,341)

Gas Natural SDG SA	9,216	181,851	2,570

Iberdrola SA	176,397	1,202,310	10,003

Mapfre SA	58,613	174,175	5,482

Mediaset Espana Comunicacion SA	9,269	103,531	(1,556)

Melia Hotels International SA	24,592	304,109	(455)

Prosegur Cia de Seguridad SA, Registered Shares	86,565	629,077	2,596

Repsol SA	163,822	2,295,602	(15,886)

Tecnicas Reunidas SA	28,113	1,054,368	(25,060)

Spain Total			14,429

SWITZERLAND
Allied World Assurance Co. Holdings AG	16,602	713,554	2,953

Coca-Cola HBC AG	19,843	428,923	(12,431)

Johnson Controls International PLC	2,783	112,211	2,882

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
TE Connectivity Ltd.	9,565	601,352	5,358

Switzerland Total			(1,238)

UNITED KINGDOM
Aberdeen Asset Management PLC	56,829	222,727	1,808

Amec Foster Wheeler PLC	31,334	171,514	(52,210)

Anglo American PLC	30,750	425,686	13,673

Ashtead Group PLC	5,569	87,114	(806)

ASOS PLC	4,025	258,992	993

Babcock International Group PLC	25,253	305,697	(6,964)

BAE Systems PLC	33,137	220,036	1,874

Barclays Bank PLC	49,857	116,131	5,027

Barratt Developments PLC	263,614	1,463,925	(52,164)

Bellway PLC	31,634	916,116	(15,051)

Berendsen PLC	24,561	290,406	(79,677)

BP PLC	57,974	343,235	(3,242)

Britvic PLC	61,286	416,328	(3,430)

BT Group PLC	257,280	1,183,908	(33,641)

Carphone Warehouse Group PLC	166,233	640,318	(15,488)

Centrica PLC	536,904	1,407,660	(4,382)

Close Brothers Group PLC	38,304	622,152	(2,703)

DCC PLC	5,481	447,138	(2,251)

Direct Line Insurance Group PLC	127,246	539,048	(3,832)

DS Smith PLC	30,945	151,052	(1,496)

Experian PLC	23,749	457,252	4,045

G4s PLC	77,180	207,830	(5,987)

Galiform PLC	125,747	577,025	(2,163)

GKN PLC	206,400	806,407	18,139

GlaxoSmithKline PLC	33,228	658,262	(2,569)

Glencore PLC	35,924	109,928	2,952

Greene King PLC	54,904	491,587	9,552

Hays PLC	97,914	163,711	(4,867)

HSBC Holdings PLC	12,433	93,773	(965)

Inchcape PLC	85,874	683,739	9,666

Indivior PLC	218,708	841,645	3,162

Intermediate Capital Group PLC	62,864	465,905	4,215

International Consolidated Airlines Group SA	192,212	1,022,003	69,213

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	31

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
International Game Technology PLC	46,881	1,346,422	12,336

Investec PLC	145,609	905,386	16,696

ITV PLC	175,325	365,889	3,094

J Sainsbury PLC	88,393	271,456	9,894

John Wood Group PLC	31,313	294,736	(9,028)

Johnson Matthey PLC	20,141	840,654	209

Jupiter Fund Management PLC	102,370	540,924	(8,393)

Kingfisher PLC	174,894	773,436	9,174

Lloyds Banking Group PLC	771,663	540,830	23,175

Man Group PLC	333,573	509,142	(521)

Marks & Spencer Group PLC	134,868	562,092	9,885

Mondi PLC	17,253	337,038	(1,226)

Moneysupermarket.com Group PLC	157,663	505,414	(9,585)

Paysafe Group PLC	142,216	753,734	(36,500)

Persimmon PLC	111,448	2,310,827	16,753

Reckitt Benckiser Group PLC	13,525	1,210,639	15,892

Regus PLC	151,164	460,527	(10,979)

Rowan Companies PLC, Class A	4,087	54,234	(2,987)

Royal Mail PLC	348,228	2,092,796	19,856

RSA Insurance Group PLC	56,078	379,233	(1,717)

Sage Group PLC (The)	78,249	691,030	6,253

Scottish & Southern Energy PLC	34,502	671,887	7,372

Severn Trent PLC	15,198	433,063	2,682

Sky PLC	80,109	802,077	15,825

Smith & Nephew PLC	33,934	491,362	(6,994)

Smiths Group PLC	11,699	203,052	(2,786)

Spectris PLC	5,975	149,852	(5,449)

Tate & Lyle PLC	116,220	1,109,576	7,173

Taylor Wimpey PLC	726,321	1,259,738	129

Travis Perkins PLC	15,960	260,402	(1,764)

WH Smith PLC	13,668	246,428	(5,812)

William Hill PLC	370,610	1,341,828	35,202

Wm Morrison Supermarkets PLC	385,203	1,067,922	(3,889)

WPP PLC	64,176	1,396,645	60,028

United Kingdom Total			14,429

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
UNITED STATES
3M Co.	9,291	1,535,802	(10,484)

Abercrombie & Fitch Co., Class A	20,650	301,697	(15,112)

Accenture PLC, Class A	2,597	301,875	2,090

Activision Blizzard, Inc.	13,345	576,104	(23,518)

Adobe Systems, Inc.	6,029	648,178	(7,668)

Advanced Micro Devices, Inc.	30,157	218,035	(4,161)

Aetna, Inc.	10,692	1,147,786	(44,552)

Aflac, Inc.	26,572	1,830,014	(22,895)

AGCO Corp.	6,819	348,315	(2,121)

Agilent Technologies, Inc.	34,817	1,516,977	(727)

Air Products & Chemicals, Inc.	988	131,819	9

Akamai Technologies, Inc.	9,249	642,528	58,183

Albemarle Corp.	2,391	199,768	4,172

Align Technology, Inc.	7,801	670,262	(4,541)

Allison Transmission Holdings, Inc.	6,028	176,560	3,014

Allstate Corp. (The)	25,061	1,701,642	2,860

Alphabet, Inc., Class A	745	603,376	(11,469)

Altria Group, Inc.	12,177	805,143	18,503

Amazon.com, Inc.	952	751,909	(38,733)

AMC Networks, Inc., Class A	15,376	752,348	(63,230)

Ameren Corp.	42,391	2,117,430	42,794

American Eagle Outfitters, Inc.	20,087	342,282	3,594

American Electric Power Co., Inc.	37,459	2,428,842	54,098

American Financial Group, Inc.	12,032	896,384	(4,359)

American International Group, Inc.	10,389	641,001	10,346

American Water Works Co., Inc.	12,199	903,214	19,003

Amgen, Inc.	3,873	546,713	(67,895)

Anadarko Petroleum Corp.	2,599	154,485	(5,152)

Analog Devices, Inc.	4,580	293,578	1,736

ANSYS, Inc.	3,734	341,101	146

Antero Resources Corp.	22,830	604,310	21,705

Anthem, Inc.	13,966	1,701,897	(34,569)

AO Smith Corp.	18,767	847,705	(19,975)

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Applied Materials, Inc.	90,310	2,626,215	18,469

Aqua America, Inc.	7,872	241,670	7,034

Archer-Daniels-Midland Co.	24,825	1,081,625	17,520

Arrow Electronics, Inc.	18,875	1,153,640	(25,902)

Aspen Insurance Holdings Ltd.	8,843	426,675	(7,837)

Assurant, Inc.	10,370	834,992	(19,314)

Assured Guaranty Ltd.	38,684	1,156,265	(8,312)

AT&T, Inc.	12,907	474,849	1,697

Avery Dennison Corp.	33,589	2,344,176	(120,584)

Avnet, Inc.	29,744	1,247,761	(13,042)

Axis Capital Holdings Ltd.	22,066	1,257,100	27,934

Baker Hughes, Inc.	20,496	1,135,478	14,478

BancorpSouth, Inc.	32,357	760,390	(9,499)

Bank of New York Mellon Corp. (The)	13,448	581,895	(2,115)

Baxter International, Inc.	49,876	2,373,599	(56,884)

Becton Dickinson and Co.	1,951	327,592	(3,358)

Bed Bath & Beyond, Inc.	2,220	89,732	(702)

Belden, Inc.	2,788	180,690	(3,326)

Bemis Co., Inc.	23,885	1,163,677	(26,672)

Best Buy Co., Inc.	30,463	1,185,315	(9,256)

Big Lots, Inc.	14,176	615,238	(6,715)

Biogen, Inc.	4,366	1,223,266	(53,183)

Boeing Co. (The)	4,784	681,385	8,903

Booz Allen Hamilton Holdings Corp.	20,696	630,607	(11,476)

Boston Beer Co., Inc. (The), Class A	1,981	307,550	(13,687)

Boston Scientific Corp.	39,227	862,994	(17,141)

Brinker International, Inc.	3,475	171,109	974

Broadridge Financial Solutions, Inc.	17,271	1,116,743	(2,791)

Brocade Communications Systems, Inc.	160,969	1,706,271	295,645

Bruker Corp.	62,021	1,270,810	9,976

Brunswick Corp.	18,246	793,701	(72,816)

Buffalo Wild Wings, Inc.	926	134,872	8,178

Bunge Ltd.	5,321	329,955	2,617

Burlington Stores, Inc.	9,354	700,989	3,343

BWX Technologies, Inc.	28,365	1,112,475	12,785

CA, Inc.	28,626	879,963	(46,684)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Cable One, Inc.	454	261,840	(3,117)

Cabot Corp.	30,050	1,566,807	15,865

Cabot Oil & Gas Corp.	6,831	142,631	891

Cadence Design Systems, Inc.	13,008	332,745	1,706

Campbell Soup Co.	23,979	1,303,019	19,645

Capital One Financial Corp.	8,377	620,233	(10,972)

Cardinal Health, Inc.	5,989	411,384	(34,657)

Carlisle Companies, Inc.	14,170	1,485,725	21,737

Carnival Corp.	5,081	249,477	11,141

Carter’s, Inc.	12,581	1,086,244	15,552

CBS Corp., Class B Non Voting	10,772	609,911	1,729

CDK Global, Inc.	10,736	586,293	3,310

CDW Corp.	4,496	201,915	598

Celanese Corp., Class A	21,250	1,549,550	27,050

Celgene Corp.	6,402	654,156	27,067

CenterPoint Energy, Inc.	69,465	1,583,802	13,816

CenturyLink, Inc.	17,202	457,229	(30,166)

Cerner Corp.	6,237	365,363	(756)

Charles River Laboratories International, Inc.	6,490	492,461	(21,934)

Cheesecake Factory, Inc. (The)	1,890	100,529	7,019

Chico’s FAS, Inc.	28,017	326,958	(10,447)

Choice Hotels International, Inc.	3,726	180,525	13,911

Church & Dwight Co., Inc.	11,205	540,753	2,795

Cinemark Holdings, Inc.	3,800	151,240	(263)

Cintas Corp.	11,177	1,192,251	494

Cisco Systems, Inc.	49,760	1,526,637	9,541

Citigroup, Inc.	3,943	193,798	(2,160)

Citrix Systems, Inc.	10,392	881,242	(1,800)

CLARCOR, Inc.	14,706	914,860	19,425

CME Group, Inc.	1,845	184,685	(5,787)

CNO Financial Group, Inc.	46,244	697,360	(2,579)

Coach, Inc.	6,412	230,127	1,124

Coca-Cola Co. (The)	9,639	408,694	(2,271)

Cognizant Technology Solutions Corp., Class A	19,406	996,498	11,460

Colgate-Palmolive Co.	6,591	470,334	583

Comcast Corp., Class A	19,052	1,177,795	(43,859)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	33

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Comerica, Inc.	17,800	927,202	4,245

Commerce Bancshares, Inc.	9,719	484,201	1,975

Commercial Metals Co.	40,101	629,987	(28,810)

CommVault Systems, Inc.	14,399	770,347	(22,467)

ConAgra Foods, Inc.	11,943	575,414	3,352

ConocoPhillips	24,795	1,077,343	40,089

Consolidated Edison, Inc.	23,207	1,753,289	45,788

Convergys Corp.	24,867	726,116	(10,455)

CoreLogic, Inc.	8,885	378,146	13,902

Corning, Inc.	21,047	477,977	(6,884)

CR Bard, Inc.	3,849	834,001	1,561

Crane Co.	22,545	1,533,285	24,168

Crown Holdings, Inc.	16,906	917,151	(8,254)

CSX Corp.	46,211	1,409,898	(2,937)

Cummins, Inc.	14,926	1,907,841	23,645

Curtiss-Wright Corp.	18,554	1,662,809	89,562

D.R. Horton, Inc.	38,804	1,118,719	3,330

Dana, Inc.	6,566	101,642	2,949

Danaher Corp.	17,646	1,386,093	(98)

Darden Restaurants, Inc.	12,621	817,715	40,202

Dean Foods Co.	36,706	670,252	54,051

Delta Air Lines, Inc.	25,489	1,064,676	14,909

Deluxe Corp.	7,049	431,399	(16,498)

DeVry Education Group, Inc.	7,491	170,046	(4,011)

Diamond Offshore Drilling, Inc.	19,909	328,299	(13,862)

Dick’s Sporting Goods, Inc.	13,337	742,204	2,371

Dillard’s, Inc., Class A	2,129	130,508	4,002

Discover Financial Services	14,045	791,155	(1,701)

Dolby Laboratories, Inc., Class A	23,867	1,135,831	(56,784)

Dollar General Corp.	1,460	100,871	1,175

Domino’s Pizza, Inc.	644	108,991	2,689

Domtar Corp.	4,337	155,915	(1,130)

Donaldson Co., Inc.	3,225	117,777	891

Dover Corp.	5,908	395,186	(9,891)

Dow Chemical Co. (The)	4,364	234,827	(317)

Dr. Pepper Snapple Group, Inc.	13,566	1,190,959	(7,826)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Dril-Quip, Inc.	14,225	675,688	(65,030)

DST Systems, Inc.	15,497	1,490,192	(49,917)

DTE Energy Co.	22,961	2,204,486	55,457

Dun & Bradstreet Corp. (The)	8,457	1,055,856	(6,467)

Eagle Materials, Inc.	819	66,314	303

East West Bancorp, Inc.	4,043	159,739	(1,257)

Eastman Chemical Co.	22,063	1,586,550	114,519

Eaton Vance Corp.	2,127	74,573	(4,560)

eBay, Inc.	65,165	1,857,854	(31,857)

Edgewell Personal Care Co.	2,625	197,925	(3,003)

Edison International	9,398	690,565	18,078

Edwards Lifesciences Corp.	3,979	378,880	(45,133)

Electronic Arts, Inc.	4,411	346,352	(21,256)

Eli Lilly & Co.	2,303	170,054	(7,548)

Emerson Electric Co.	17,975	910,973	7,575

Energen Corp.	4,158	208,441	(10,078)

Entergy Corp.	31,960	2,354,813	42,807

Equifax, Inc.	8,428	1,044,819	(53,397)

Estee Lauder Companies, Inc. (The), Class A	11,580	1,008,965	10,812

Esterline Technologies Corp.	14,953	1,098,298	13,234

Euronet Worldwide, Inc.	923	73,425	(1,430)

Everest Re Group Ltd.	3,190	649,229	3,558

F5 Networks, Inc.	11,091	1,532,887	221,396

Facebook, Inc., Class A	2,497	327,082	(3,018)

Fair Isaac Corp.	5,150	621,502	(8,005)

First American Financial Corp.	20,138	786,590	(4,970)

FirstEnergy Corp.	46,718	1,601,960	28,618

Fiserv, Inc.	5,966	587,532	(8,987)

FLIR Systems, Inc.	19,492	641,677	42,427

Fluor Corp.	8,924	463,959	17,391

Foot Locker, Inc.	7,996	533,893	(11,479)

Fortinet, Inc.	9,492	304,314	13,530

Fortune Brands Home & Security, Inc.	14,305	781,482	24,535

Franklin Resources, Inc.	16,543	556,837	(18,232)

FTI Consulting, Inc.	16,594	646,502	(89,726)

Fulton Financial Corp.	44,149	657,820	825

The accompanying Notes to Financial Statements are an integral part of this statement.

34	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
General Dynamics Corp.	4,945	745,409	(5,096)

General Mills, Inc.	6,551	406,031	6,410

General Motors Co.	34,260	1,082,616	(2,339)

Genpact Ltd.	28,162	647,444	(23,314)

Genuine Parts Co.	6,048	547,888	(628)

Gilead Sciences, Inc.	29,871	2,199,402	(38,358)

Goldman Sachs Group, Inc. (The)	1,871	333,487	4,292

Goodyear Tire & Rubber Co. (The)	10,888	316,079	(23,942)

Graham Holdings Co., Class B	360	171,000	1,109

Graphic Packaging Holding Co.	135,026	1,687,825	(12,963)

Greif, Inc., Class A	17,324	811,803	(7,943)

Groupon, Inc.	48,527	193,623	(62,452)

Hanover Insurance Group, Inc. (The)	977	74,438	(904)

Harman International Industries, Inc.	4,658	371,289	5,111

Hartford Financial Services Group, Inc. (The)	11,322	499,413	12,460

Hasbro, Inc.	2,485	207,274	774

Hawaiian Electric Industries, Inc.	59,583	1,757,699	38,540

HD Supply Holdings, Inc.	18,695	616,935	15,474

Helen of Troy Ltd.	873	71,150	512

Herman Miller, Inc.	14,497	403,017	(5,988)

Hershey Co. (The)	6,393	655,027	42,409

Hertz Global Holdings, Inc.	10,092	334,550	(8,009)

Hewlett Packard Enterprise Co.	45,117	1,013,779	38,811

Honeywell International, Inc.	16,913	1,855,018	7,186

HP, Inc.	132,553	1,920,693	75,389

HSN, Inc.	17,198	648,365	(2,492)

Hubbell, Inc.	11,567	1,208,983	(5,221)

Huntington Bancshares, Inc.	28,961	306,987	6,492

Huntington Ingalls Industries, Inc.	18,159	2,930,136	76,417

Huntsman Corp.	100,693	1,706,746	60,303

Hyatt Hotels Corp., Class A	3,457	175,581	5,154

IAC/InterActiveCorp	10,417	671,271	(25,005)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
IDACORP, Inc.	7,115	557,745	18,454

IDEXX Laboratories, Inc.	1,081	115,818	(2,387)

Illinois Tool Works, Inc.	6,234	707,995	4,783

Ingredion, Inc.	14,796	1,940,791	5,806

Integrated Device Technology, Inc.	37,245	771,344	(10,727)

Intel Corp.	27,724	966,736	(4,767)

Intercontinental Exchange, Inc.	764	206,578	2,900

InterDigital, Inc.	16,758	1,183,953	(164,964)

International Business Machines Corp.	3,257	500,568	7,773

International Paper Co.	35,659	1,605,725	(47,494)

Interpublic Group of Companies, Inc. (The)	42,371	948,687	(13,657)

Intuit, Inc.	11,767	1,279,544	5,124

Intuitive Surgical, Inc.	810	544,385	(2,224)

Invesco Ltd.	19,452	546,407	(30,405)

ITT, Inc.	14,007	493,327	15,796

j2 Global, Inc.	10,268	730,568	5,734

Jabil Circuit, Inc.	42,744	912,157	(18,044)

Jack Henry & Associates, Inc.	8,478	686,888	(322)

Jack in the Box, Inc.	3,785	354,768	6,064

Jacobs Engineering Group, Inc.	23,166	1,194,902	17,802

JetBlue Airways Corp.	7,837	136,991	(3,757)

JM Smucker Co. (The)	8,270	1,085,934	7,120

John Wiley & Sons, Inc., Class A	12,063	622,451	921

Johnson & Johnson	15,473	1,794,713	27,064

JPMorgan Chase & Co.	11,114	769,756	4,076

Juniper Networks, Inc.	14,941	393,546	21,974

Kate Spade & Co.	13,618	228,102	(1,700)

KB Home	17,005	247,253	(1,924)

KBR, Inc.	32,963	488,182	8,370

Kennametal, Inc.	17,241	488,093	(16,159)

KeyCorp	78,430	1,107,432	13,294

Kimberly-Clark Corp.	14,915	1,706,425	7,090

Kinder Morgan, Inc.	14,640	299,095	(15,488)

KLA-Tencor Corp.	18,657	1,401,327	4,966

Kroger Co. (The)	8,691	269,247	204

L-3 Communications Holdings, Inc.	16,599	2,273,067	(188,476)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	35

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Laboratory Corp. of America Holdings	722	90,495	(5,653)

Lam Research Corp.	5,065	490,596	(6,379)

Lancaster Colony Corp.	4,702	614,316	(22,196)

Las Vegas Sands Corp.	2,327	134,687	(555)

Lear Corp.	17,807	2,186,343	107,768

Leggett & Platt, Inc.	4,464	204,808	4,163

Leidos Holdings, Inc.	37,653	1,565,235	(7,750)

Lennox International, Inc.	3,074	448,466	(1,150)

Level 3 Communications, Inc.	14,615	820,632	134,440

Liberty Interactive Corp., Class A	7,271	134,441	(2,512)

Lincoln Electric Holdings, Inc.	3,637	239,424	2,009

Lincoln National Corp.	23,233	1,140,508	12,185

LKQ Corp.	5,307	171,310	(3,808)

Louisiana-Pacific Corp.	6,705	123,037	2,883

Lowe’s Companies, Inc.	6,182	412,030	(9,734)

lululemon athletica, Inc.	5,080	290,830	5,815

Macy’s, Inc.	3,253	118,702	1,453

Manhattan Associates, Inc.	4,303	217,904	(4,411)

ManpowerGroup, Inc.	9,622	738,970	(16,139)

Marathon Petroleum Corp.	7,582	330,499	(4,240)

MarketAxess Holdings, Inc.	3,921	591,130	(6,674)

Marvell Technology Group Ltd.	36,828	479,869	(8,210)

Masco Corp.	39,450	1,218,216	12,941

Maxim Integrated Products, Inc.	38,634	1,531,065	(15,448)

McKesson Corp.	9,388	1,193,872	(294,887)

Mentor Graphics Corp.	4,297	124,183	501

Merck & Co., Inc.	17,234	1,011,980	(45,193)

Meredith Corp.	9,544	432,820	(31,622)

MetLife, Inc.	4,732	222,215	1,832

Mettler-Toledo International, Inc.	2,113	853,821	2,682

Michaels Companies, Inc. (The)	3,841	89,303	671

Micron Technology, Inc.	9,971	171,102	(4,262)

Microsoft Corp.	22,773	1,364,558	(22,399)

Molson Coors Brewing Co., Class B	3,927	407,662	(14,643)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Morningstar, Inc.	5,654	399,342	(5,019)

Motorola Solutions, Inc.	1,933	140,297	(2,889)

MSC Industrial Direct Co., Inc., Class A	16,885	1,229,228	33,716

MSCI, Inc.	5,617	450,427	(16,515)

Murphy USA, Inc.	5,483	377,121	(7,227)

Nabors Industries Ltd.	28,825	343,018	(22,415)

Nasdaq, Inc.	17,897	1,144,871	(30,855)

NCR Corp.	18,385	644,394	41,320

NetApp, Inc.	13,972	474,210	(188)

New York Times Co. (The), Class A	58,781	640,713	(32,684)

NewMarket Corp.	224	89,804	258

Newmont Mining Corp.	27,715	1,026,564	20,276

News Corp., Class A	34,929	423,339	(24,381)

NiSource, Inc.	25,921	602,922	14,380

Norfolk Southern Corp.	15,057	1,400,301	13,989

Northern Trust Corp.	4,657	337,260	7,173

Northrop Grumman Corp.	8,257	1,890,853	49,377

Nu Skin Enterprises, Inc., Class A	17,817	1,098,418	(3,277)

Nuance Communications, Inc.	60,079	842,308	7,286

Nucor Corp.	14,096	688,590	21,726

NVR, Inc.	777	1,183,371	(26,277)

Oceaneering International, Inc.	40,331	959,878	(82,634)

Office Depot, Inc.	99,977	314,928	(5,354)

Old Republic International Corp.	47,379	798,810	(68,556)

Omnicom Group, Inc.	9,012	719,338	(2,381)

ON Semiconductor Corp.	26,725	311,881	(4,674)

ONE Gas, Inc.	16,849	1,032,507	8,051

Oracle Corp.	14,112	542,183	819

Orbital ATK, Inc.	2,223	165,302	(934)

Oshkosh Corp.	10,559	564,907	3,517

Owens Corning	27,604	1,346,523	(40,815)

PACCAR, Inc.	6,605	362,747	(1,532)

Packaging Corp. of America	4,093	337,673	5,997

PAREXEL International Corp.	6,827	397,741	(52,484)

Parker-Hannifin Corp.	15,693	1,926,316	18,942

PepsiCo, Inc.	10,036	1,075,859	(344)

The accompanying Notes to Financial Statements are an integral part of this statement.

36	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
PerkinElmer, Inc.	9,875	502,539	(1,112)

Pfizer, Inc.	39,610	1,256,033	(24,356)

PG&E Corp.	18,902	1,174,192	26,303

Pilgrim’s Pride Corp.	26,514	579,066	24,939

Pinnacle West Capital Corp.	25,018	1,904,620	27,871

Plantronics, Inc.	4,686	242,313	(1,199)

PNC Financial Services Group, Inc. (The)	26,257	2,510,169	53,554

PolyOne Corp.	23,285	680,621	(29,916)

Pool Corp.	724	67,028	(2)

PPG Industries, Inc.	14,945	1,391,828	22,806

Priceline Group, Inc. (The)	406	598,537	(349)

Procter & Gamble Co. (The)	13,046	1,132,393	(8,245)

Progressive Corp. (The)	15,654	493,258	(6,609)

Prudential Financial, Inc.	2,815	238,684	3,724

Public Service Enterprise Group, Inc.	52,744	2,219,468	52,203

PVH Corp.	7,654	818,825	9,577

QEP Resources, Inc.	10,630	170,824	(11,939)

QUALCOMM, Inc.	16,003	1,099,726	12,852

Quanta Services, Inc.	14,686	422,223	4,360

Quest Diagnostics, Inc.	8,340	679,210	(3,547)

Ralph Lauren Corp.	2,989	293,221	236

Range Resources Corp.	2,950	99,681	(4,693)

Raymond James Financial, Inc.	6,647	399,618	9,203

Raytheon Co.	14,360	1,961,720	(53,339)

Red Hat, Inc.	4,736	366,803	424

Regal Beloit Corp.	10,482	619,486	5,947

Regions Financial Corp.	55,364	592,948	1,754

Reinsurance Group of America, Inc.	16,992	1,832,757	(2,767)

Reliance Steel & Aluminum Co.	15,071	1,036,583	3,795

Republic Services, Inc.	14,870	782,608	21,046

Rice Energy, Inc.	15,116	333,912	(10,879)

Rockwell Automation, Inc.	9,552	1,143,565	1,190

Ross Stores, Inc.	2,841	177,676	(2,208)

RPM International, Inc.	19,033	904,829	5,136

RR Donnelley & Sons Co.	40,656	721,644	(50,082)

SCANA Corp.	31,426	2,305,411	68,118

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Science Applications International Corp.	8,689	598,759	(2,522)

Scripps Networks Interactive, Inc., Class A	6,436	414,221	(7,578)

Seagate Technology PLC	10,893	373,739	(2,371)

Sealed Air Corp.	6,983	318,634	20,186

Sensient Technologies Corp.	2,736	203,859	1,933

ServiceMaster Global Holdings, Inc.	3,688	131,994	921

Sherwin-Williams Co. (The)	5,133	1,256,866	(25,326)

Silicon Laboratories, Inc.	11,037	661,668	(12,706)

Skechers U.S.A., Inc., Class A	13,954	293,453	16,120

Sonoco Products Co.	17,423	876,203	2,473

Southwest Airlines Co.	7,811	312,831	170

Southwestern Energy Co.	51,955	539,812	(14,794)

Spirit AeroSystems Holdings, Inc., Class A	29,738	1,497,606	37,324

Stanley Black & Decker, Inc.	12,912	1,469,902	(39,115)

Staples, Inc.	57,290	423,946	(5,842)

State Street Corp.	6,455	453,206	(1,706)

Steel Dynamics, Inc.	54,093	1,485,394	57,140

Stryker Corp.	1,483	171,064	4,537

SunTrust Banks, Inc.	28,894	1,306,876	(5,881)

Symantec Corp.	14,839	371,420	1,003

Synaptics, Inc.	14,595	760,691	(224,995)

Synchrony Financial	32,777	937,094	(1,710)

SYNNEX Corp.	6,646	681,481	(8,846)

Synopsys, Inc.	26,995	1,601,073	17,845

Synovus Financial Corp.	8,931	295,348	26

T. Rowe Price Group, Inc.	3,197	204,640	(7,296)

TCF Financial Corp.	29,522	422,165	(3,219)

Tech Data Corp.	14,034	1,080,899	(29,797)

TEGNA, Inc.	26,132	512,710	(6,407)

Teledyne Technologies, Inc.	797	85,821	1,283

Teleflex, Inc.	2,937	420,373	(52,968)

Teradata Corp.	29,618	798,501	(85,493)

Teradyne, Inc.	64,208	1,495,404	86,745

Tesoro Corp.	12,565	1,067,648	24,735

Texas Instruments, Inc.	15,550	1,101,718	(8,550)

Texas Roadhouse, Inc.	14,838	601,236	22,601

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	37

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Textron, Inc.	13,288	532,583	10,549

Thermo Fisher Scientific, Inc.	1,885	277,152	(1,838)

Thor Industries, Inc.	9,747	773,035	(14,009)

Time, Inc.	13,708	178,204	(4,722)

Timken Co. (The)	26,979	891,656	(48,009)

TJX Companies, Inc. (The)	9,959	734,476	243

Toll Brothers, Inc.	14,119	387,425	(10,148)

Torchmark Corp.	14,422	914,499	1,987

Toro Co. (The)	24,125	1,155,105	27,734

TransUnion	3,421	106,872	(4,206)

Travelers Companies, Inc. (The)	9,942	1,075,526	(8,134)

Trimble Navigation Ltd.	5,371	148,454	(6,590)

Trinity Industries, Inc.	4,558	97,313	(4,618)

TripAdvisor, Inc.	1,229	79,246	2,034

Trustmark Corp.	7,075	195,836	(1,199)

Tupperware Brands Corp.	13,180	784,474	(3,166)

Tyson Foods, Inc., Class A	33,668	2,385,378	60,626

U.S. Bancorp	14,199	635,547	9,840

UGI Corp.	40,995	1,897,659	42,311

Union Pacific Corp.	8,711	768,136	(11,180)

United Continental Holdings, Inc.	19,143	1,076,411	34,931

United States Steel Corp.	10,974	212,237	(8,085)

United Technologies Corp.	10,297	1,052,353	8,912

United Therapeutics Corp.	9,251	1,110,768	71,411

UnitedHealth Group, Inc.	10,335	1,460,646	(21,502)

Unum Group	23,638	836,785	1,085

Urban Outfitters, Inc.	22,356	747,808	(13,844)

Vail Resorts, Inc.	3,948	629,469	13,260

Valero Energy Corp.	19,003	1,125,738	2,553

Validus Holdings Ltd.	8,927	456,170	1,654

Valmont Industries, Inc.	2,108	269,719	920

Varian Medical Systems, Inc.	2,567	232,904	(10,765)

VCA, Inc.	7,162	440,177	(21,413)

Vectren Corp.	29,098	1,463,920	35,025

Verizon Communications, Inc.	10,375	499,038	2,080

Vishay Intertechnology, Inc.	16,529	233,059	3,543

Vista Outdoor, Inc.	3,284	126,992	(460)

Long Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Visteon Corp.	14,361	1,014,030	46,300

VMware, Inc., Class A	1,116	87,718	6,114

VWR Corp.	12,638	347,671	476

Waddell & Reed Financial, Inc., Class A	22,878	359,642	(32,598)

Walgreens Boots Alliance, Inc.	2,468	204,178	476

Wal-Mart Stores, Inc.	35,168	2,462,463	16,184

Waste Management, Inc.	31,863	2,092,125	70,682

Waters Corp.	2,976	414,081	706

Watsco, Inc.	4,727	648,970	22,310

WebMD Health Corp.	1,767	86,813	(5,327)

WellCare Health Plans, Inc.	18,398	2,088,357	(69,034)

Wells Fargo & Co.	17,377	799,516	3,619

WESCO International, Inc.	11,135	603,517	(59,449)

West Pharmaceutical Services, Inc.	17,979	1,366,943	91,824

Westlake Chemical Corp.	28,474	1,474,668	8,409

WGL Holdings, Inc.	2,400	151,368	3,818

Whirlpool Corp.	5,632	843,786	(4,621)

White Mountains Insurance Group Ltd.	147	121,969	196

Woodward, Inc.	11,699	690,007	2,309

World Fuel Services Corp.	17,420	701,155	(105,049)

Worthington Industries, Inc.	20,192	949,024	(26,324)

WR Grace & Co.	4,710	315,382	(4,545)

Wyndham Worldwide Corp.	9,325	613,958	(3,762)

Xcel Energy, Inc.	15,664	650,839	17,799
Xerox Corp.	103,748	1,013,618	17,405

Xilinx, Inc.	25,426	1,293,421	12,547

Xylem, Inc.	2,853	137,885	221

Yelp, Inc.	18,195	594,249	(22,148)

Yum! Brands, Inc.	2,023	174,544	755

Zions Bancorporation	3,335	107,420	189

Zynga, Inc., Class A	289,765	814,240	(22,758)

United States Total			(425,185)

VIRGIN ISLANDS
Playtech Ltd.	5,064	57,521	818

Common Stocks Long Positions Total			(228,873)

Total of Long Positions			(228,873)

The accompanying Notes to Financial Statements are an integral part of this statement.

38	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Short Positions
Common Stocks
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
BERMUDA
IHS Markit Ltd.	(39,762)	(1,462,844)	33,479

XL Group Ltd.	(42,801)	(1,485,195)	(34,485)

Bermuda Total			(1,006)

CANADA
Lions Gate Entertainment Corp.	(54,551)	(1,110,658)	(12,875)

Waste Connections, Inc.	(9,149)	(688,096)	886

Canada Total			(11,989)

FRANCE
Accor SA	(40,619)	(1,542,128)	(13,398)

Aeroports de Paris	(7,650)	(772,681)	(19,522)

Air Liquide SA	(17,830)	(1,814,015)	(2,429)

AXA SA	(22,639)	(510,335)	201

Bollore SA	(228,730)	(753,265)	(4,453)
Bureau Veritas A	(3,518)	(66,463)	898

Carrefour SA	(18,531)	(486,082)	2,016

Casino Guichard Perrachon SA	(26,066)	(1,297,071)	20,976

Credit Agricole SA	(45,293)	(488,851)	(1,927)

Edenred	(87,435)	(2,025,696)	34,065

Electricite de France SA	(141,322)	(1,583,941)	(35,010)

Essilor International	(4,259)	(478,753)	(3,556)
Eutelsat Communications SA	(40,741)	(854,218)	(79,242)

Gdf Suez	(62,567)	(902,150)	(1,197)

Groupe Eurotunnel SE	(135,229)	(1,266,407)	11,162

Hermes International	(731)	(296,186)	(1,361)

Iliad SA	(329)	(69,018)	(1,982)

Ingenico Group SA	(6,020)	(476,470)	20,058

JCDecaux SA	(15,444)	(472,244)	(14,422)

Kering	(2,569)	(569,805)	(18,638)

L’oreal	(5,200)	(930,739)	8,353

LVMH Moet Hennessy Louis Vuitton SE	(3,112)	(565,552)	4,831

Natixis	(133,639)	(675,564)	(9,562)

Numericable Group	(34,463)	(928,392)	11,245

Orpea	(5,493)	(457,311)	(2,878)

Pernod-ricard SA	(10,046)	(1,194,884)	(11,840)

Remy Cointreau SA	(3,143)	(254,972)	2,975

Sanofi	(2,307)	(179,707)	(7,948)

Technip SA	(5,180)	(343,569)	(3,582)

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)

Total SA	(18,819)	(903,192)	2,353

Vivendi	(33,654)	(680,503)	(9,278)

Zodiac Aerospace	(46,184)	(1,123,986)	(18,611)

France Total			(141,703)

IRELAND
Alkermes PLC	(16,867)	(850,265)	65,934

Allergan PLC	(8,129)	(1,698,473)	127,087

Pentair PLC	(8,552)	(471,472)	6,974

Shire PLC	(11,899)	(677,244)	37,954

Weatherford International PlC	(281,514)	(1,356,897)	281,838

Willis Towers Watson PLC	(7,855)	(988,945)	2,748

Ireland Total			522,535

JERSEY
Henderson Group PLC	(217,624)	(617,184)	28,318

LUXEMBOURG
Eurofins Scientific SE	(2,133)	(969,147)	(11,981)

SES SA FDR	(28,535)	(656,244)	(58,481)

Luxembourg Total			(70,462)

NETHERLANDS
Airbus Group SE	(4,727)	(280,988)	(1,925)

Chicago Bridge & Iron Co. NV	(9,473)	(303,325)	(46,841)

Core Laboratories NV	(4,627)	(448,680)	31,106

QIAGEN NV	(29,901)	(728,986)	17,027

Sensata Technologies Holding NV	(52,712)	(1,883,400)	77,677

Netherlands Total			77,044

SINGAPORE
Broadcom Ltd.	(4,880)	(830,966)	16,797

SPAIN
Abertis Infraestructuras SA	(27,985)	(415,495)	1,415

Amadeus IT Holding SA, Class A	(7,456)	(351,948)	(1,430)

Atresmedia Corp. de Medios de Comunicacion SA	(22,567)	(232,370)	4,002

Banco Bilbao Vizcaya Argentaria SA	(39,133)	(282,579)	(12,246)

Banco Popular Espanol SA	(1,034,205)	(1,134,164)	107,610

Bankia SA	(401,369)	(353,364)	(5,492)

CaixaBank SA	(196,412)	(594,440)	(15,490)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	39

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Cellnex Telecom SA	(62,883)	(1,032,686)	23,827

Distribuidora Internacional de Alimentacion SA	(82,893)	(443,787)	17,343

Ferrovial SA	(41,517)	(807,822)	39,730

Grifols SA	(16,867)	(333,469)	4,007

Inditex	(6,060)	(211,845)	4,393

Red Electrica Corp. SA	(11,439)	(238,649)	(467)

Telefonica SA	(61,902)	(629,244)	(6,513)

Spain Total			160,689

SWITZERLAND
Chubb Ltd.	(4,556)	(578,612)	(12,230)

Garmin Ltd.	(9,266)	(448,104)	13,586

Transocean Ltd.	(58,671)	(563,828)	29,716

Switzerland Total			31,072

UNITED KINGDOM
AA PLC	(177,248)	(555,613)	(7,216)

Admiral Group PLC	(9,109)	(213,734)	2,634

Aggreko PLC	(78,854)	(773,587)	10,003

Antofagasta PLC	(228,345)	(1,517,655)	(51,954)

Aon PLC	(2,054)	(227,645)	(5,743)

ARRIS International PLC	(35,823)	(995,163)	69,325

Associated British Foods PLC	(11,186)	(337,089)	(179)

AstraZeneca PLC	(16,689)	(937,207)	42,085

Aviva PLC	(99,095)	(537,083)	3,179

Balfour Beatty PLC	(74,953)	(248,622)	993

BBA Aviation PLC	(18,376)	(58,165)	(797)

Berkeley Group Holdings (The)	(19,055)	(550,197)	(4,238)

BHP Billiton PLC	(30,191)	(456,195)	1,242

Booker Group PLC	(138,896)	(304,996)	(67)

British American Tobacco PLC	(36,753)	(2,110,504)	(9,812)

BTG PLC	(52,778)	(425,070)	11,920

Bunzl PLC	(5,485)	(147,633)	1,037

Burberry Group PLC	(18,655)	(336,798)	(1,440)

Capita PLC	(113,990)	(817,610)	25,131

Cobham PLC	(344,655)	(602,835)	(1,028)

Croda International PLC	(2,833)	(121,296)	1,796

Delphi Automotive PLC	(13,198)	(858,794)	(18,917)

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Diageo PLC	(12,060)	(321,726)	2,163

Easyjet PLC	(23,030)	(264,128)	(1,924)

Ensco PLC, Class A	(23,697)	(185,311)	17,774

Halma PLC	(19,297)	(247,533)	(3,215)

Hargreaves Lansdown PLC	(85,806)	(1,218,309)	(9,512)

Hikma Pharmaceuticals PLC	(71,633)	(1,537,887)	65,722

ICAP PLC	(44,472)	(263,732)	1,412

IMI PLC	(37,199)	(452,584)	2,884

Imperial Tobacco Group PLC	(2,744)	(132,852)	(1,649)

Informa PLC	(26,985)	(222,124)	(2,279)

Inmarsat PLC	(114,404)	(982,314)	(5,897)

InterContinental Hotels Group PLC	(1,946)	(75,625)	(874)

Intertek Group PLC	(14,095)	(589,683)	4,519

Just Eat PLC	(138,468)	(952,505)	(80,619)

Legal & General Group PLC	(359,112)	(920,425)	(6,450)

Liberty Global PLC, Class A	(64,553)	(2,104,428)	(25,203)

LivaNova PLC	(8,237)	(466,873)	7,230

Mediclinic International PLC	(132,599)	(1,471,261)	(12,652)

Meggitt PLC	(59,627)	(317,697)	(4,857)

Merlin Entertainments PLC, Registered Shares	(231,857)	(1,307,719)	(20,932)

Micro Focus International PLC	(4,449)	(116,590)	433

National Grid PLC	(17,616)	(229,635)	(3,376)

Next PLC	(1,208)	(71,209)	(1,464)

Nielsen Holdings PLC	(11,438)	(514,939)	19,165

Old Mutual PLC	(243,573)	(600,739)	(6,752)

Pearson PLC	(41,691)	(386,551)	(3,428)

Pennon Group PLC	(121,798)	(1,244,080)	(7,226)

Provident Financial PLC	(22,287)	(804,739)	29,874

Prudential PLC	(110,207)	(1,800,153)	79,101

Rio Tinto PLC	(2,120)	(73,682)	(2,132)

Rolls-Royce Holdings PLC	(67,000)	(595,788)	5,586

Rotork PLC	(312,874)	(781,234)	16,236

Royal Bank of Scotland Group PLC	(502,327)	(1,162,679)	(580)

The accompanying Notes to Financial Statements are an integral part of this statement.

40	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Royal Dutch Shell Plc-a Shs	(83,434)	(2,081,783)	18,735

RPC Group PLC	(23,604)	(273,890)	(122)

Schroders PLC	(10,057)	(347,013)	2,619

Signet Jewelers Ltd.	(12,459)	(1,012,418)	4,203

St. James’s Place PLC	(81,100)	(938,068)	15,683

Standard Chartered PLC	(53,690)	(467,836)	(9,223)

Tesco PLC	(335,563)	(865,612)	(191)

Thomas Cook Group PLC	(464,332)	(394,998)	(5,436)

United Utilities Group PLC	(156,610)	(1,801,893)	(15,042)

Vodafone Group Plc	(567,213)	(1,560,717)	4,478

Weir Group PLC (The)	(32,868)	(683,918)	11,059

Whitbread PLC	(23,928)	(1,058,757)	6,368

Worldpay Group PLC	(22,104)	(77,054)	(1,293)

United Kingdom Total			150,870

UNITED STATES
21st Century Fox, Inc.	(25,532)	(670,726)	(12,150)

3D Systems Corp.	(12,916)	(179,145)	3,195

Aaron’s, Inc.	(10,009)	(247,322)	(16,617)

Abbott Laboratories	(20,107)	(788,999)	18,417

ABIOMED, Inc.	(2,560)	(268,774)	32,476

Acadia Healthcare Co., Inc.	(76,361)	(2,745,942)	173,608

ACI Worldwide, Inc.	(39,686)	(719,110)	49,016

Acuity Brands, Inc.	(5,057)	(1,130,593)	47,929

Acxiom Corp.	(6,238)	(146,967)	7,746

Advance Auto Parts, Inc.	(8,050)	(1,127,644)	25,396

AECOM Technology Corp.	(28,479)	(793,140)	(19,477)

Agios Pharmaceuticals, Inc.	(1,998)	(95,584)	2,230

Air Lease Corp.	(32,954)	(997,188)	(12,030)

Akorn, Inc.	(28,313)	(678,096)	40,434

Alaska Air Group, Inc.	(5,857)	(422,993)	(871)

Alexion Pharmaceuticals, Inc.	(941)	(122,801)	(8,358)

Alleghany Corp.	(289)	(149,185)	(954)

Allegheny Technologies, Inc.	(30,253)	(412,651)	41,692

Allegion PLC	(2,603)	(166,176)	4,986

Alliance Data Systems Corp.	(5,023)	(1,027,053)	(6,320)

Alliant Energy Corp.	(27,596)	(1,050,028)	(19,557)

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Allscripts Healthcare Solutions, Inc.	(9,758)	(117,194)	3,105

Ally Financial, Inc.	(30,892)	(558,218)	32,058

Alnylam Pharmaceuticals, Inc.	(33,917)	(1,207,445)	47,333

AMERCO	(1,519)	(489,710)	10,346

American Airlines Group, Inc.	(24,204)	(982,682)	(26,072)

American Express Co.	(2,714)	(180,264)	1,025

AMETEK, Inc.	(10,929)	(481,969)	8,755

Amphenol Corp., Class A	(17,643)	(1,163,203)	(10,530)

Amtrust Financial Services	(25,140)	(663,445)	(4,115)

Apache Corp.	(6,718)	(399,587)	10,352

Apple, Inc.	(1,564)	(177,577)	4,086

AptarGroup, Inc.	(9,825)	(701,898)	50,731

Aramark	(4,244)	(158,004)	(871)

Arch Capital Group Ltd.	(6,234)	(486,065)	627

Arconic, Inc.	(18,780)	(539,362)	(22,909)

Arista Networks, Inc.	(4,422)	(374,765)	(1,589)

Armstrong World Industries, Inc.	(17,809)	(667,838)	32,870

Arthur J Gallagher & Co.	(9,299)	(448,491)	2,357

Ascena Retail Group, Inc.	(93,750)	(458,438)	15,150

Ashland Global Holdings, Inc.	(6,323)	(706,469)	(811)

Associated Banc-Corp.	(9,163)	(186,009)	(5,660)

athenahealth, Inc.	(3,453)	(356,764)	14,553

Atmos Energy Corp.	(3,479)	(258,803)	(8,086)

Autodesk, Inc.	(9,815)	(709,428)	(10,206)

Autoliv, Inc.	(4,500)	(435,510)	19,913

Automatic Data Processing, Inc.	(11,212)	(976,117)	4,130

AutoNation, Inc.	(10,469)	(459,275)	22,676

AutoZone, Inc.	(1,447)	(1,073,906)	11,463

Avangrid, Inc.	(16,748)	(660,039)	(17,474)

Avis Budget Group, Inc.	(53,125)	(1,719,125)	(5,559)

Axalta Coating Systems Ltd.	(9,410)	(236,379)	5,680

Ball Corp.	(35,202)	(2,713,018)	95,700

Bank of the Ozarks, Inc.	(47,481)	(1,754,898)	39,265

Bankunited, Inc.	(6,672)	(194,422)	1,845

BB&T Corp.	(20,500)	(803,600)	(5,402)

Berry Plastics Group, Inc.	(10,133)	(443,319)	6,507

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	41

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Biomarin Pharmaceutical, Inc.	(9,520)	(766,550)	8,948

Bio-Rad Laboratories, Inc., Class A	(4,755)	(751,670)	3,787

Bio-Techne Corp.	(3,189)	(331,624)	(5,089)

Black Hills Corp.	(13,692)	(846,850)	(23,759)

BlackRock, Inc.	(774)	(264,120)	(212)

BorgWarner, Inc.	(34,912)	(1,251,246)	(22,134)

Bristol-Myers Squibb Co.	(6,169)	(314,064)	(8,446)

Brookdale Senior Living, Inc.	(60,534)	(873,506)	50,633

Brown & Brown, Inc.	(27,336)	(1,007,605)	(4,952)

Brown-Forman Corp., Class B	(18,298)	(844,819)	(12,867)

C.H. Robinson Worldwide, Inc.	(9,902)	(674,524)	(242)

CalAtlantic Group, Inc.	(29,345)	(948,430)	(34,218)

CarMax, Inc.	(17,742)	(886,035)	22,422

Caseys General Stores, Inc.	(4,720)	(533,313)	11,663

Catalent, Inc.	(35,699)	(814,294)	26,663

Caterpillar, Inc.	(8,628)	(720,093)	9,121

Cathay General Bancorp	(6,194)	(185,510)	1,270

Cboe Holdings, Inc.	(11,253)	(711,302)	6,489

CEB, Inc.	(16,369)	(796,352)	50,346

Centene Corp.	(6,425)	(401,434)	15,630

Cf Industries Holdings, Inc.	(84,756)	(2,034,992)	134,739

Charter Communications, Inc., Class A	(4,731)	(1,182,230)	19,133

Cheniere Energy, Inc.	(33,995)	(1,281,612)	77,330

Chesapeake Energy Corp.	(9,469)	(52,174)	5,636

Chevron Corp.	(3,873)	(405,697)	(14,909)

Chipotle Mexican Grill, Inc.	(4,831)	(1,742,832)	149,468

Churchill Downs, Inc.	(976)	(132,736)	4,118

Ciena Corp.	(46,759)	(906,189)	35,351

Cimarex Energy Co.	(1,642)	(212,031)	7,156

Cincinnati Financial Corp.	(9,876)	(699,023)	5,752

Clean Harbors, Inc.	(13,881)	(656,849)	(20,735)

Cms Energy Corp.	(26,921)	(1,134,720)	(16,985)

Cognex Corp.	(14,699)	(758,468)	28,759

Colfax Corp.	(2,874)	(91,364)	(6,073)

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
CommScope Holding Co., Inc.	(6,726)	(205,479)	5,752

Community Health Systems, Inc.	(12,920)	(68,218)	64,030

Compass Minerals Internation	(14,806)	(1,063,811)	885

Concho Resources, Inc.	(10,802)	(1,371,206)	74,222

CONSOL Energy, Inc.	(13,449)	(227,961)	(2,318)

Constellation Brands Inc-a	(3,227)	(539,296)	1,359

Cooper Companies, Inc. (The)	(1,232)	(216,881)	3,809

Copart, Inc.	(9,050)	(474,854)	3,626

Costar Group, Inc.	(1,047)	(195,915)	24,555

Costco Wholesale Corp.	(7,894)	(1,167,286)	25,228

Coty, Inc., Class A	(66,903)	(1,538,100)	(1,914)

Covanta Holding Corp.	(92,014)	(1,380,210)	(12,923)

Cree, Inc.	(10,098)	(225,185)	5,672

Cullen/Frost Bankers, Inc.	(1,969)	(149,624)	(835)

Cvs Caremark Corp.	(6,938)	(583,486)	23,047

Cypress Semiconductor Corp.	(22,680)	(226,120)	15,115

DaVita HealthCare Partners, Inc.	(11,494)	(673,778)	(9,214)

Deckers Outdoor Corp.	(3,984)	(207,925)	577

Deere & Co.	(8,258)	(729,181)	(12,415)

Denbury Resources, Inc.	(181,177)	(433,013)	51,561

DENTSPLY SIRONA, Inc.	(10,650)	(613,121)	(9,420)

Devon Energy Corporation	(5,694)	(215,746)	14,957

Dexcom, Inc.	(25,129)	(1,966,093)	13,633

Diebold, Inc.	(19,842)	(432,556)	11,863

Discovery Communications, Inc., Class A	(46,140)	(1,204,715)	8,534

Dish Network Corp-a	(17,082)	(1,000,322)	955

Dollar Tree, Inc.	(10,669)	(806,043)	6,958

Dominion Resources, Inc.	(56,167)	(4,223,758)	(101,548)

Duke Energy Corp.	(13,952)	(1,116,439)	(20,473)

Dunkin’ Brands Group, Inc.	(31,536)	(1,525,081)	(7,414)

Ecolab, Inc.	(7,902)	(902,171)	12,895

Endo International PLC	(8,471)	(158,831)	21,379

Energizer Holdings, Inc.	(4,834)	(224,829)	9,793

Envision Healthcare Holdings, Inc.	(53,458)	(1,057,399)	74,677

The accompanying Notes to Financial Statements are an integral part of this statement.

42	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
EOG Resources, Inc.	(4,294)	(388,263)	8,521

Eqt Corp.	(3,346)	(220,836)	(5,137)

Eversource Energy	(22,158)	(1,220,019)	(18,809)

Exelon Corp.	(22,137)	(754,208)	(24,238)

Expedia, Inc.	(6,016)	(777,448)	(12,247)

Expeditors International of Washington, Inc.	(6,089)	(313,401)	(6,279)

Exxon Mobil Corp.	(4,418)	(368,108)	15,398

Factset Research Systems, Inc.	(4,405)	(681,542)	(3,412)

Fastenal Co.	(32,969)	(1,285,132)	(3,693)

Federated Investors, Inc., Class B	(9,119)	(246,213)	(1,781)

Fedex Corp.	(1,736)	(302,620)	(3,396)

Fidelity National Informatio	(11,676)	(863,090)	19,036

Fifth Third Bancorp	(14,089)	(306,577)	(4,858)

FireEye, Inc.	(40,880)	(475,026)	18,432

First Data Corp., Class A	(178,832)	(2,501,860)	(870)

First Horizon National Corp.	(35,484)	(546,808)	(4,333)

First Republic Bank	(2,335)	(173,794)	2,233

Fleetcor Technologies, Inc.	(1,074)	(188,272)	(2,393)

Flowers Foods, Inc.	(47,835)	(742,399)	(3,453)

Flowserve Corp.	(17,510)	(741,549)	18,733

FMC Corp.	(6,849)	(321,150)	2,428

Fnb Corp.	(114,704)	(1,499,181)	6,133

FNF Group	(30,946)	(1,111,271)	19,801

Fossil Group, Inc.	(19,861)	(541,609)	34,172

Freeport-McMoRan Copper & Gold, Inc.	(37,581)	(420,156)	(22,331)

Frontier Communications Corp.	(421,034)	(1,692,557)	32,079

Gap, Inc. (The)	(22,141)	(610,870)	(19,420)

Gartner, Inc.	(3,658)	(314,734)	191

Gatx Corp.	(12,366)	(541,260)	16,630

General Electric Co.	(35,511)	(1,033,370)	(9,585)

Genesee & Wyoming, Inc., Class A	(20,527)	(1,394,604)	(22,045)

Gentex Corp.	(12,597)	(213,015)	(1,219)

Global Payments, Inc.	(18,288)	(1,326,246)	17,945

GoDaddy, Inc., Class A	(9,006)	(322,325)	6,385

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Graco, Inc.	(1,691)	(126,656)	397

Granite Construction, Inc.	(15,111)	(742,857)	(77,177)

Great Plains Energy, Inc.	(30,617)	(870,747)	(16,519)

Guess?, Inc.	(13,130)	(177,255)	3,798

Guidewire Software, Inc.	(11,158)	(641,027)	5,374

H&R Block, Inc.	(26,702)	(613,345)	2,927

Hain Celestial Group, Inc. (The)	(7,474)	(271,829)	4,855

Halliburton Co.	(11,188)	(514,648)	18,985

Halyard Health, Inc.	(29,475)	(953,516)	53,010

Hancock Holding Co.	(11,349)	(380,759)	651

Hanesbrands, Inc.	(52,838)	(1,357,937)	(93,191)

Harley-davidson, Inc.	(12,961)	(739,036)	(6,920)

Harris Corp.	(7,281)	(649,538)	12,062

HCA Holdings, Inc.	(1,335)	(102,168)	4,922

HEICO Corp.	(15,907)	(1,074,677)	(9,295)

Helmerich & Payne	(9,843)	(621,192)	21,021

Henry Schein, Inc.	(6,450)	(962,340)	6,588

Hess Corp.	(9,697)	(465,165)	27,237

Hexcel Corp.	(4,936)	(224,539)	(2,170)

Hill-Rom Holdings, Inc.	(1,221)	(67,656)	1,878

Hilton Worldwide Holdings, Inc.	(17,569)	(397,059)	(1,437)

Hollyfrontier Corp.	(3,160)	(78,842)	(264)

Hologic, Inc.	(5,256)	(189,269)	6,930

Hormel Foods Corp.	(9,576)	(368,676)	(5,065)

Howard Hughes Corp. (The)	(5,653)	(620,869)	(4,436)

Idex Corp.	(2,671)	(230,881)	(715)

Illumina, Inc.	(13,872)	(1,888,534)	46,915

Incyte Corp., Ltd.	(6,325)	(550,085)	3,017

International Flavors & Fragrances, Inc.	(9,839)	(1,286,744)	2,540

IPG Photonics Corp.	(9,227)	(895,111)	(117,023)

JB Hunt Transport Services, Inc.	(9,588)	(782,477)	(21,895)

JCPenney Co., Inc.	(87,632)	(752,759)	(14,750)

Juno Therapeutics, Inc.	(2,048)	(49,746)	5,673

Kansas City Southern	(4,291)	(376,578)	8,981

Kar Auction Services, Inc.	(3,338)	(142,132)	1,691

Kellogg Co.	(2,432)	(182,716)	(2,109)

Keysight Technologies, Inc.	(2,124)	(69,667)	75

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	43

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Kirby Corp.	(11,482)	(676,864)	(25,533)

KLX, Inc.	(33,142)	(1,140,748)	(14,133)

Knowles Corp.	(64,619)	(965,408)	2,656

Kohl’s Corp.	(2,981)	(130,419)	(67)

Kosmos Energy Ltd.	(103,276)	(538,068)	58,919

Kraft Heinz Co. (The)	(13,063)	(1,161,954)	(8,060)

L Brands, Inc.	(14,253)	(1,028,924)	5,649

Landstar System, Inc.	(2,800)	(199,220)	(125)

Laredo Petroleum, Inc.	(61,859)	(737,359)	51,043

Lennar Corp-a	(23,628)	(985,051)	(10,922)

Leucadia National Corp.	(18,204)	(339,869)	998

Lexmark International, Inc., Class A	(1,737)	(68,942)	81

Liberty Broadband Corp.	(2,775)	(184,954)	1,205

Lifepoint Hospitals, Inc.	(23,761)	(1,422,096)	14,627

Live Nation Entertainment In	(13,980)	(386,827)	830

Lockheed Martin Corp.	(1,587)	(391,005)	3,487

Loews Corp.	(11,432)	(491,919)	(24,264)

LPL Financial Holdings, Inc.	(6,201)	(191,983)	5,082

M&T Bank Corp.	(3,321)	(407,586)	(10,965)

Macquarie Infrastructure Corp.	(6,976)	(570,707)	4,910

Madison Square Garden Co. (The), Class A	(5,043)	(834,566)	(9,600)

Manitowoc Foodservice, Inc.	(44,722)	(675,749)	27,710

Marathon Oil Corp.	(22,446)	(295,838)	23,961

Markel Corp.	(1,617)	(1,418,804)	18,274

Marriott International, Inc., Class A	(3,686)	(253,228)	(6,608)

Marsh & Mclennan Cos	(2,959)	(187,571)	(1,258)

Martin Marietta Materials, Inc.	(1,487)	(275,660)	(10,159)

Mastercard Inc-class A	(7,897)	(845,137)	(32,337)

Mattel, Inc.	(19,452)	(613,322)	18,117

Maximus, Inc.	(17,591)	(915,787)	36,255

McCormick & Co., Inc.	(5,619)	(538,694)	(381)

McDonald’s Corp.	(4,382)	(493,282)	19

Mdu Resources Group, Inc.	(44,917)	(1,177,275)	(43,251)

Mead Johnson Nutrition Co.	(14,730)	(1,101,362)	89,211

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Mednax, Inc.	(32,875)	(2,013,594)	132,051

Mercury General Corp.	(13,280)	(723,362)	(40,107)

MGM Resorts International	(20,151)	(527,352)	(366)

Microchip Technology, Inc.	(30,982)	(1,875,960)	2,792

Microsemi Corp.	(10,770)	(453,740)	(14,006)

Middleby Corp.	(15,068)	(1,689,273)	(23,866)

Molina Healthcare, Inc.	(2,552)	(138,854)	11,130

Mondelez International Inc-a	(19,145)	(860,376)	(29,790)

Monster Beverage Corp.	(3,721)	(537,089)	16,151

Moody’s Corp.	(3,511)	(352,926)	7,424

Mosaic Co/the	(38,196)	(898,752)	44,472

National Fuel Gas Co.	(5,607)	(293,695)	(38)

National Instruments Corp.	(20,937)	(588,120)	(11,946)

National Oilwell Varco, Inc.	(18,367)	(589,581)	76,940

Navient Corp.	(16,761)	(214,206)	5,755

Netflix, Inc.	(8,416)	(1,050,906)	19,527

Netscout Systems, Inc.	(50,502)	(1,386,280)	102,014

Neurocrine Biosciences, Inc.	(25,694)	(1,124,626)	43,862

New Jersey Resources Corp.	(33,811)	(1,147,883)	(26,673)

Newell Rubbermaid, Inc.	(29,909)	(1,436,230)	99,280

Newfield Exploration Co.	(7,444)	(302,152)	10,287

Nextera Energy, Inc.	(6,973)	(892,544)	(17,562)

Nike, Inc. -cl B	(2,373)	(119,077)	2,964

Noble Corp. PLC	(94,013)	(464,424)	63,733

Noble Energy, Inc.	(6,505)	(224,227)	1,362

Nordson Corp.	(1,146)	(114,749)	465

Nordstrom, Inc.	(1,656)	(86,112)	3,781

Norwegian Cruise Line Holdings Ltd.	(22,841)	(887,830)	(23,093)

NOW, Inc.	(8,988)	(193,781)	1,387

Nvidia Corp.	(3,698)	(263,150)	2,547

Occidental Petroleum Corp.	(11,021)	(803,541)	16,239

Oge Energy Corp.	(36,922)	(1,146,059)	(16,527)

Oil States International, Inc.	(5,422)	(158,594)	9,434

Old Dominion Freight Line	(9,760)	(728,877)	(23,787)

The accompanying Notes to Financial Statements are an integral part of this statement.

44	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Olin Corp.	(54,330)	(1,191,457)	(15,836)

OneMain Holdings, Inc.	(22,665)	(642,326)	32,233

Oneok, Inc.	(27,688)	(1,340,930)	20,501

O’Reilly Automotive, Inc.	(2,579)	(681,991)	36,429

Owens & Minor, Inc.	(2,176)	(70,611)	907

Owens-Illinois, Inc.	(68,524)	(1,322,513)	(90,284)

PacWest Bancorp	(29,760)	(1,291,286)	4,653

Palo Alto Networks, Inc.	(10,485)	(1,612,908)	(30,510)

Pandora Media, Inc.	(103,341)	(1,170,854)	72,148

Panera Bread Co., Class A	(5,782)	(1,102,974)	16,991

Parsley Energy, Inc.	(13,661)	(449,447)	30,504

Patterson Cos, Inc.	(16,335)	(697,668)	16,174

Patterson-UTI Energy, Inc.	(28,907)	(649,829)	29,278

Paychex, Inc.	(13,995)	(772,524)	7,975

PayPal Holdings, Inc.	(3,060)	(127,480)	4,386

Pbf Energy, Inc.	(42,114)	(918,085)	(10,007)

Penske Automotive Group, Inc.	(14,276)	(638,851)	(13,167)

People’s United Financial	(98,489)	(1,599,461)	4,028

Perrigo Co. PLC	(12,116)	(1,007,930)	88,195

Philip Morris International	(9,113)	(878,858)	(1,211)

Phillips 66	(2,989)	(242,557)	(1,177)

Pinnacle Foods, Inc.	(8,321)	(427,866)	(4,751)

Platform Specialty Products Corp.	(140,570)	(1,024,755)	28,172

Pnm Resources, Inc.	(35,894)	(1,179,118)	(39,837)

Post Holdings, Inc.	(10,047)	(765,883)	24,759

PPL Corp.	(20,022)	(687,555)	(13,451)

Praxair, Inc.	(4,537)	(531,101)	7,245

Premier, Inc.	(24,061)	(766,102)	7,309

Prestige Brands Holdings, Inc.	(17,392)	(787,510)	36,483

Primerica, Inc.	(12,233)	(669,145)	6,915

Principal Financial Group, Inc.	(20,951)	(1,143,925)	(36,095)

ProAssurance Corp.	(4,451)	(237,238)	85

Prosperity Bancshares, Inc.	(14,634)	(811,748)	10,550

Ptc, Inc.	(12,710)	(602,962)	(31,782)

Pultegroup, Inc.	(26,220)	(487,692)	2,342

Quintiles Ims Holdings, Inc.	(2,291)	(164,356)	5,298

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Regeneron Pharmaceuticals, Inc.	(720)	(248,414)	14,328

RenaissanceRe Holdings Ltd.	(8,372)	(1,040,556)	(1,779)

ResMed, Inc.	(9,467)	(565,843)	22,996

Restoration Hardware Holdings, Inc.	(28,700)	(831,439)	4,114

Robert Half International, Inc.	(7,073)	(264,672)	9,431

Rockwell Collins, Inc.	(27,964)	(2,357,924)	(101,696)

Rollins, Inc.	(32,322)	(996,164)	(63,933)

Roper Industries, Inc.	(11,520)	(1,996,531)	(28,559)

Royal Caribbean Cruises Ltd.	(5,631)	(432,855)	(37,490)

Royal Gold, Inc.	(3,952)	(271,977)	185

RPC, Inc.	(35,620)	(615,157)	27,594

Ryder System, Inc.	(3,333)	(231,277)	(8,633)

S&P Global, Inc.	(3,690)	(449,627)	7,898

Sabre Corp.	(37,103)	(958,370)	(5,857)

Salesforce.com, Inc.	(8,740)	(656,898)	(791)

Sally Beauty Holdings, Inc.	(22,870)	(593,248)	(4,288)

Santander Consumer USA Holdings, Inc.	(35,108)	(428,318)	12,040

SBA Communications Corp., Class A	(9,895)	(1,120,906)	19,768

Schlumberger Ltd.	(7,243)	(566,620)	13,984

Schwab (charles) Corp.	(36,334)	(1,151,788)	7,870

Scotts Miracle-gro Co-cl A	(11,967)	(1,054,173)	2,628

Seattle Genetics, Inc.	(15,359)	(794,060)	(21,454)

SEI Investments Co.	(6,068)	(268,994)	5,027

Sempra Energy	(34,852)	(3,732,649)	(37,604)

Service Corp. International	(19,350)	(495,360)	10,171

ServiceNow, Inc.	(15,316)	(1,346,430)	(127,991)

Silgan Holdings, Inc.	(16,513)	(841,337)	2,919

Sirius XM Holdings, Inc.	(146,463)	(610,751)	3,114

Six Flags Entertainment Corp.	(7,283)	(405,299)	(24,788)

Skyworks Solutions, Inc.	(5,141)	(395,549)	5,666

SLM Corp.	(22,420)	(158,061)	2,104

Sm Energy Co.	(1,540)	(51,790)	3,130

Snap-on, Inc.	(1,183)	(182,300)	2,267

Snyders-lance, Inc.	(56,552)	(2,011,555)	36,083

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	45

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Sotheby’s	(5,070)	(181,912)	3,191

Southern Co. (The)	(12,478)	(643,490)	(8,794)

Spectrum Brands Holdings, Inc.	(2,964)	(400,851)	1,609

Spirit Airlines, Inc.	(27,061)	(1,297,034)	18,236

Splunk, Inc.	(16,943)	(1,019,799)	(18,002)

Sprint Corp.	(12,427)	(76,550)	3,582

Sprouts Farmers Market, Inc.	(42,845)	(949,017)	(18,368)

SS&C Technologies Holdings, Inc.	(48,063)	(1,534,652)	32,868

Starbucks Corp.	(14,183)	(752,692)	7,766

Stericycle, Inc.	(16,855)	(1,349,917)	(66,140)

Stifel Financial Corp.	(17,695)	(692,582)	(13,291)

Superior Energy Services, Inc.	(32,152)	(455,272)	34,232

Svb Financial Group	(13,368)	(1,634,505)	26,757

SYSCO Corp.	(6,416)	(308,738)	(4,154)

Tableau Software Inc-cl A	(7,456)	(358,261)	75

Targa Resources Corp.	(9,756)	(428,288)	22,389

Target Corp.	(2,893)	(198,836)	(1,499)

Telephone And Data Systems	(3,893)	(100,595)	1,890

Tempur-pedic International	(10,519)	(568,762)	(31,191)

Tenet Healthcare Corp.	(39,884)	(786,114)	119,513

Terex Corp.	(11,971)	(285,867)	(2,709)

Tesla Motors, Inc.	(5,970)	(1,180,448)	25,836

Tiffany & Co.	(14,886)	(1,092,930)	459

T-Mobile USA, Inc.	(10,142)	(504,362)	6,249

Total System Services, Inc.	(7,157)	(356,991)	(1,839)

Tractor Supply Co.	(6,030)	(377,659)	3,553

TransDigm Group, Inc.	(14,625)	(3,984,728)	(50,528)

Treehouse Foods, Inc.	(20,777)	(1,817,572)	(4,688)

Tri Pointe Homes, Inc.	(32,440)	(351,325)	44,944

Triumph Group, Inc.	(33,307)	(789,376)	12,522

Twitter, Inc.	(13,777)	(247,297)	(8,051)

Tyler Technologies, Inc.	(10,099)	(1,619,880)	54,903

Ulta Salon Cosmetics & Fragrance, Inc.	(1,274)	(310,015)	5,457

Ultimate Software Group, Inc.	(6,486)	(1,368,481)	(12,407)

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Umpqua Holdings Corp.	(27,636)	(422,278)	7,934

Under Armour, Inc., Class A	(37,203)	(1,157,013)	49,116

United Natural Foods, Inc.	(4,149)	(173,179)	281

United Parcel Service-cl B	(3,417)	(368,216)	2,136

United Rentals, Inc.	(1,455)	(110,085)	1,181

Universal Health Services-b	(1,482)	(178,892)	50

Usg Corp.	(20,042)	(504,658)	19,277

Valley National Bancorp	(81,215)	(800,780)	129

Vantiv, Inc. — Cl A	(4,502)	(262,737)	607

Verifone Systems, Inc.	(15,882)	(245,853)	5,153

Verisk Analytics, Inc.	(16,321)	(1,330,978)	7,954

Vertex Pharmaceuticals, Inc.	(5,841)	(443,098)	17,993

Vf Corp.	(11,767)	(637,889)	(7,882)

Viacom Inc-class B	(10,774)	(404,671)	(622)

Viasat, Inc.	(17,397)	(1,229,272)	22,294

Visa Inc-class A Shares	(27,084)	(2,234,701)	(15,138)

Voya Financial, Inc.	(2,291)	(69,990)	(153)

Vulcan Materials Co.	(1,180)	(133,576)	(1,820)

WABCO Holdings, Inc.	(3,389)	(333,681)	(4,075)

Wabtec Corp.	(7,310)	(565,136)	6,568

Walt Disney Co. (The)	(3,692)	(342,211)	1,144

Webster Financial Corp.	(33,996)	(1,373,438)	(19,360)

WEC Energy Group, Inc.	(18,858)	(1,126,200)	(26,242)

Wendy’s Co. (The)	(87,816)	(951,925)	(15,318)

Werner Enterprises, Inc.	(10,213)	(245,623)	1,273

Western Digital Corp.	(10,036)	(586,504)	(42,705)

Western Refining, Inc.	(9,748)	(281,230)	8,447

Western Union Co.	(43,626)	(875,574)	474
Westrock Co.	(16,637)	(768,463)	12,146

Wex, Inc.	(5,502)	(600,268)	(19,879)

Whiting Petroleum Corp.	(112,518)	(927,148)	(323)

Whole Foods Market, Inc.	(22,881)	(647,303)	4,525

Williams Companies, Inc. (The)	(14,976)	(437,299)	4,090

WisdomTree Investments, Inc.	(142,120)	(1,219,390)	173,027

Workday, Inc., Class A	(15,491)	(1,342,760)	11,456

Wpx Energy, Inc.	(39,065)	(424,246)	28,195

WR Berkley Corp.	(19,057)	(1,088,155)	(10,755)

Wynn Resorts Ltd.	(10,884)	(1,029,082)	15,866

The accompanying Notes to Financial Statements are an integral part of this statement.

46	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
Yahoo!, Inc.	(9,362)	(388,991)	7,940

Zayo Group Holdings, Inc.	(29,066)	(935,344)	(21,702)

Zebra Technologies Corp., Class A	(15,058)	(991,419)	2,604

Zillow Group, Inc., Class C	(26,775)	(893,214)	(16,737)

Zoetis, Inc.	(21,036)	(1,005,521)	36,009

United States Total			2,382,255

Common Stocks Short Positions Total			3,144,420

Short Positions (continued)
Common Stocks (continued)
Description	Shares	Notional(1)	Net Unrealized Appreciation (Depreciation)
RIGHTS
Spain

Ferrovial SA	(41,517)	(17,774)	833

Rights Short Positions Total			833

Total of Short Positions			3,145,253

Total of Long and Short Positions			2,916,380

Net Cash and Other Receivables/(Payables)(2)			(87,163)

Swaps, at Value			2,829,217

(1)	The notional amounts of the positions held in the total return basket swap represent the market values (including any fees or commissions) of the long and short positions when they are established. The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). Payments received or made are recorded as realized gains (losses).

(2)	Net cash and other receivables (payables) includes gains (losses) which will be paid upon the swap reset.

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)	This security or a portion of this security has been pledged as collateral in connection with securities sold short.

(c)	At October 31, 2016, securities valued at $3,996,561 were held to cover open call options written.

(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2016, the value of these securities amounted to $40,120 or less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at October 31, 2016.

(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	807,142,959	(575,465,627)	231,697,332	57,557	231,697,332

Abbreviation Legend

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	47

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

∎

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

∎	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

∎	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

48	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Common Stocks

Consumer Discretionary	64,930,059	12,716,483	—	77,646,542

Consumer Staples	42,175,101	24,659,074	—	66,834,175

Energy	37,070,261	10,644,502	—	47,714,763

Financials	91,278,913	12,483,915	—	103,762,828

Health Care	76,251,423	22,023,396	—	98,274,819

Industrials	44,620,347	45,989,920	—	90,610,267

Information Technology	137,164,788	12,164,652	—	149,329,440

Materials	48,068,453	21,608,580	—	69,677,033

Real Estate	1,587,653	7,736,325	—	9,323,978

Telecommunication Services	5,386,445	24,627,392	—	30,013,837

Utilities	2,399,670	9,295,902	—	11,695,572

Total Common Stocks	550,933,113	203,950,141	—	754,883,254

Preferred Stocks

Consumer Discretionary	—	80,920	—	80,920

Consumer Staples	—	756,744	—	756,744

Total Preferred Stocks	—	837,664	—	837,664

Limited Partnerships

Energy	3,304,300	—	—	3,304,300
Investments measured at NAV per share practical expedient

Money Market Funds	—	—	—	231,697,332

Total Investments	554,237,413	204,787,805	—	990,722,550

Investments Sold Short

Common Stocks

Consumer Discretionary	(21,280,841)	(29,279,875)	—	(50,560,716)

Consumer Staples	(11,287,935)	(6,800,092)	—	(18,088,027)

Energy	(44,977,301)	(8,148,585)	—	(53,125,886)

Financials	(35,244,812)	(21,379,230)	—	(56,624,042)

Health Care	(18,890,142)	(5,865,613)	—	(24,755,755)

Industrials	(25,437,096)	(16,378,225)	—	(41,815,321)

Information Technology	(37,368,999)	(7,426,189)	—	(44,795,188)

Materials	(17,112,880)	(9,413,624)	—	(26,526,504)

Real Estate	(2,653,518)	(8,911,490)	—	(11,565,008)

Telecommunication Services	(6,667,146)	(4,635,117)	—	(11,302,263)

Utilities	(1,820,482)	(2,801,021)	—	(4,621,503)

Total Common Stocks	(222,741,152)	(121,039,061)	—	(343,780,213)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	49

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

PORTFOLIO OF INVESTMENTS (continued)

October 31, 2016 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Limited Partnerships

Energy	(674,871)	—	—	(674,871)

Preferred Stocks

Consumer Discretionary	—	(1,360,639)	—	(1,360,639)

Health Care	—	(416,007)	—	(416,007)

Total Preferred Stocks	—	(1,776,646)	—	(1,776,646)

Rights

Telecommunication Services

Wireless Telecommunication Services	—	(38,384)	—	(38,384)

Total Investments Sold Short	(223,416,023)	(122,854,091)	—	(346,270,114)

Total Investments, Net of Investments Sold Short	330,821,390	81,933,714	—	644,452,436

Derivatives

Assets

Forward Foreign Currency Exchange Contracts	—	160,180	—	160,180

Futures Contracts	239,021	—	—	239,021

Swap Contracts	—	3,560,223	—	3,560,223

Liabilities

Forward Foreign Currency Exchange Contracts	—	(234,093)	—	(234,093)

Futures Contracts	(1,156,030)	—	—	(1,156,030)

Options Contracts Written	(197,482)	—	—	(197,482)

Swap Contracts	—	(152,339)	—	(152,339)

Total	329,706,899	85,267,685	—	646,671,916

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

50	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2016 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $765,724,198)	$759,025,218
Affiliated issuers (identified cost $231,697,332)	231,697,332

Total investments (identified cost $997,421,530)	990,722,550
Cash	3,869,415
Foreign currency (identified cost $2,819,764)	2,819,756
Cash collateral held at broker	416,002,051
Margin deposits	7,667,965
Unrealized appreciation on forward foreign currency exchange contracts	160,180
Unrealized appreciation on swap contracts	3,560,223
Receivable for:
Investments sold	24,557,899
Capital shares sold	1,409,735
Dividends	160,763
Foreign tax reclaims	1,240
Variation margin	64,630
Other assets	22,984

Total assets	1,451,019,391

Liabilities
Securities sold short, at value (proceeds $351,989,075)	346,270,114
Option contracts written, at value (premiums received $274,418)	197,482
Unrealized depreciation on forward foreign currency exchange contracts	234,093
Unrealized depreciation on swap contracts	152,339
Payable for:
Investments purchased	68,690,920
Capital shares purchased	4,474,989
Dividends and interest on securities sold short	105,383
Variation margin	375,492
Management services fees	134,890
Distribution and/or service fees	21,077
Transfer agent fees	22,501
Compensation of board members	1,403
Chief compliance officer expenses	18
Other expenses	11,842

Total liabilities	420,692,543

Net assets applicable to outstanding capital stock	$1,030,326,848

Represented by
Paid-in capital	$1,029,995,130
Excess of distributions over net investment income	(525,412)
Accumulated net realized loss	(637,061)
Unrealized appreciation (depreciation) on:
Investments	(6,698,980)
Foreign currency translations	(19,688)
Forward foreign currency exchange contracts	(73,913)
Futures contracts	(917,009)
Options contracts written	76,936
Securities sold short	5,718,961
Swap contracts	3,407,884

Total — representing net assets applicable to outstanding capital stock	$1,030,326,848

Class A
Net assets	$1,030,326,848
Shares outstanding	102,998,984
Net asset value per share	$10.00

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	51

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2016(a) (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$106,322

Dividends — affiliated issuers	57,557

Foreign taxes withheld	(1,864)

Total income	162,015

Expenses:

Management services fees	454,379

Distribution and/or service fees

Class A	70,997

Transfer agent fees

Class A	23,661

Compensation of board members	1,403

Custodian fees	4,208

Printing and postage fees	5,054

Registration fees	3,711

Audit fees	4,614

Legal fees	1,069

Dividends and interest on securities sold short	114,912

Chief compliance officer expenses	18

Other	3,401

Total expenses	687,427

Net investment loss	(525,412)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(344,166)

Foreign currency translations	(144,585)

Futures contracts	(74,323)

Securities sold short	(67,807)

Swap contracts	(6,180)

Net realized loss	(637,061)

Net change in unrealized appreciation (depreciation) on:

Investments	(6,698,980)

Foreign currency translations	(19,688)

Forward foreign currency exchange contracts	(73,913)

Futures contracts	(917,009)

Options contracts written	76,936

Securities sold short	5,718,961

Swap contracts	3,407,884

Net change in unrealized appreciation	1,494,191

Net realized and unrealized gain	857,130

Net increase in net assets resulting from operations	$331,718

(a)	Based on operations from October 17, 2016 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

52	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended October 31, 2016(a) (Unaudited)
Operations

Net investment loss	$(525,412)

Net realized loss	(637,061)

Net change in unrealized appreciation	1,494,191

Net increase in net assets resulting from operations	331,718

Increase in net assets from capital stock activity	1,029,975,130

Total increase in net assets	1,030,306,848

Net assets at beginning of period	20,000

Net assets at end of period	$1,030,326,848

Excess of distributions over net investment income	$(525,412)

(a)	Based on operations from October 17, 2016 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	53

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2016(a) (Unaudited)
	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	103,854,220	1,038,539,830

Redemptions	(857,236)	(8,564,700)

Net increase	102,996,984	1,029,975,130

Total net increase	102,996,984	1,029,975,130

(a)	Based on operations from October 17, 2016 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

54	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

Class A	Six Months Ended October 31, 2016(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:

Net investment loss	(0.01)

Net realized and unrealized gain	0.01

Net asset value, end of period	$10.00

Total return	0.00%

Ratios to average net assets(b)

Total gross expenses	2.40	%(c)(d)

Total net expenses	2.40	%(c)(d)

Net investment loss	(1.84	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$1,030,327

Portfolio turnover	35%

Notes to Financial Highlights

(a)	Based on operations from October 17, 2016 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.40% for the six months ended October 31, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	55

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Directional Alternatives Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On October 3, 2016, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $20,000 in the Fund (2,000 shares for Class A), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on October 17, 2016.

These financial statements cover the period from October 17, 2016 (commencement of operations) through October 31, 2016.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular

56	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and

Semiannual Report 2016	57

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar

58	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

(or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and/or wrote option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments and we write covered options occasionally to earn premiums when companies approach their target price. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Semiannual Report 2016	59

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Contracts and premiums associated with options contracts written for the period ended October 31, 2016 are as follows:

	Calls
	Contracts	Premiums ($)
Balance at October 17, 2016	—	—
Opened	(467)	(274,418)
Balance at October 31, 2016	(467)	(274,418)

Swap Contracts

Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the FCM, which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has less credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.

Total Return Basket Swap Contracts

The Fund entered into total return basket swap transactions. These instruments allow the Fund to manage exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the contract, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket in return for a specified interest rate. The contract allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional reference security positions at its discretion.

The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). Total return basket swaps are subject to the risk associated with the investment in the reference securities within the basket. The risk in the case of short swaps transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities in the basket. The risk may be offset if the Fund holds any of the reference securities. The risk in the case of long swap transactions is limited to the current notional amount of the swap.

Total Return Swap Contracts

The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate and we engage in total return swaps when cash trading the security is more expensive or impractical. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying

60	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the average outstanding volume by derivative instrument for the period ended October 31, 2016:

Derivative Instrument		Average notional amounts ($)*
Futures contracts — Long		95,030,320
Derivative Instrument		Average market value($)*
Options contracts — Written		(106,452)

Derivative Instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Forward foreign currency exchange contracts	87,886	(159,759)
Total return swap contracts	500,204	(62,221)

*	Based on the daily outstanding amounts for the period ended October 31, 2016.

**	Based on the weekly outstanding amounts for the period ended October 31, 2016.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	239,021	*
Equity risk	Net assets — unrealized appreciation on swap contracts	3,560,223	*

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	160,180
Total		3,959,424

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	1,156,030	*
Equity risk	Options contracts written, at value	197,482
Equity risk	Net assets — unrealized depreciation on swap contracts	152,339	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	234,093
Total		1,739,944

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the period ended October 31, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written ($)	Swap Contracts ($)	Total ($)
Equity risk	—	(74,323)	—	(6,180)	(80,503)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written ($)	Swap Contracts ($)	Total ($)
Equity risk	—	(917,009)	76,936	3,407,884	2,567,811
Foreign exchange risk	(73,913)	—	—	—	(73,913)
Total	(73,913)	(917,009)	76,936	3,407,884	2,493,898

Semiannual Report 2016	61

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. In addition, cash collateral is recorded as cash collateral held at broker in the Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in

“Dividends and interest on securities sold short” in the Statement of Operations and a short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.

Offsetting of Assets and Liabilities

The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2016:

	Citi ($)	Goldman Sachs ($)	JPMorgan ($)(a)	JPMorgan ($)(a)	Macquarie ($)	Morgan Stanley ($)	Morgan Stanley International ($)	Total ($)
Assets
Forward foreign currency exchange contracts	160,180	—	—	—	—	—	—	160,180
OTC total return basket swap contracts(b)	—	—	—	585,790	—	—	2,829,217	3,415,007
OTC total return swap contracts(b)	—	—	—	—	145,216	—	—	145,216
Total Assets	160,180	—	—	585,790	145,216	—	2,829,217	3,720,403
Liabilities
Forward foreign currency exchange contracts	234,093	—	—	—	—	—	—	234,093
Options contracts written	—	197,482	—	—	—	—	—	197,482
OTC total return swap contracts(b)	—	—	—	—	10,781	—	—	10,781
OTC total return swap contracts on futures(b)	—	—	—	—	—	—	141,558	141,558
Securities borrowed	—	—	226,050,211	—	—	120,219,903	—	346,270,114
Total Liabilities	234,093	197,482	226,050,211	—	10,781	120,219,903	141,558	346,854,028
Total Financial and Derivative Net Assets	(73,913)	(197,482)	(226,050,211)	585,790	134,435	(120,219,903)	2,687,659	(343,133,625)
Total collateral received (pledged)(c)	(73,913)	—	(226,050,211)	—	—	(120,219,903)	—	(346,344,027)
Net Amount(d)	—	(197,482)	—	585,790	134,435	—	2,687,659	3,210,402

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.

(b)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(d)	Represents the net amount due from/(to) counterparties in the event of default.

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NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company

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ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to 1.60% of the Fund’s average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into Subadvisory Agreements with Boston Partners, AQR Capital Management, LLC and Analytic, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These Board members may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund is allocated a portion of the expenses associated with the Chief Compliance Officer based on relative net assets of the Trust.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. The Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the period ended October 31, 2016, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets for Class A shares was 0.08%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

64	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided, that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

October 17, 2016 Through August 31, 2018
Class A	2.29%

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2016, the cost of investments for federal income tax purposes was approximately $997,422,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$6,460,000
Unrealized depreciation	(13,159,000)
Net unrealized depreciation	$(6,699,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,134,734,333 and $368,666,411, respectively, for the period ended October 31, 2016,. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank

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ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the period ended October 31, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At October 31, 2016, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Short Selling Risk

Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

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ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2016 (Unaudited)

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT

On August 17, 2016, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved, for an initial two-year term, the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreements (the Subadvisory Agreements) between the Investment Manager and Threadneedle International Limited, Robeco Investment Management, Inc,. (dba Boston Partners Global Investors, Inc.), AQR Capital Management, LLC and Analytic Investors, LLC (the Subadvisers) with respect to Active Portfolios® Multi-Manager Directional Alternatives Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager and others before determining to approve the Management Agreement and the Subadvisory Agreements (collectively, the Agreements).

In connection with their deliberations regarding the proposed Management Agreement and Subadvisory Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials, as well as other materials provided by the Investment Manager in connection with the Board’s most recent annual approval of the continuation of the management agreements with respect to other series of the Trust, with representatives of the Investment Manager at Committee meetings held on June 9, 2016 and (along with the Product and Distribution Committee) on August 16, 2016 and at Board meetings held on June 10, 2016 and August 17, 2016. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations.

The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the Management Agreement and the Subadvisory Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the Management Agreement and the Subadvisory Agreements for the Fund included the following:

•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•

Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadvisers’ compliance systems by the Fund’s Chief Compliance Officer;

•	The terms and conditions of the Agreements;

•

The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution and transfer agency services to the Fund;

•

The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2018 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

•	Descriptions of various functions performed by the Investment Manager and the Subadvisers under the Agreements, including portfolio management and portfolio trading practices;

•

Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds determined by the independent third-party data provider to be in the same peer group or universe of funds.

68	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

Nature, Extent and Quality of Services to be Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency services, the similar type of services currently provided by the Investment Manager to other funds in the fund complex, and the resources to be dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadvisers, which included consideration of the Investment Manager’s and the Subadvisers’ experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that the Board had approved each Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds monitors each Subadviser’s compliance program.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Agreements supported the approval of the Agreements.

Investment Performance

Because the Fund had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a group of comparable mutual funds. However, the Committee and the Board expected to consider, in connection with their next review and consideration of the continuation of the Agreements, the investment performance of the Fund in relation to the annualized return for various time periods of both a group of comparable funds, as determined by the independent third-party data provider, and a benchmark.

The Committee and the Board also considered the Investment Manager’s and the Subadvisers’ performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. The Board also considered the Subadvisers’ investment performance, including its absolute and risk-adjusted returns, noting that the Subadvisers had delivered strong performance results over the one-, three- and five-year periods for their AQR Long/Short Equity Composite, Analytic Global Long/Short Equity I Composite and Boston Partners Long/Short Research Composite. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager and the Subadvisers were sufficient, in light of other considerations, to warrant the approval of the Agreements.

Investment Management Fee Rates and Other Expenses

The Committee and the Board considered the fees to be charged to the Fund under the Management Agreement and the Subadvisory Agreements, as well as the total expenses expected to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Agreements, the Committee and the Board considered, among other information, the Fund’s proposed management fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadvisers. The Committee and the Board noted that Threadneedle International Limited was not expected to manage any assets under the Subadvisory Agreement between the Investment Manager and Threadneedle International Limited, but that the Investment Manager could, in

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ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

BOARD CONSIDERATION AND APPROVAL OF MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT (continued)

the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the proposed fee waiver and expense limitation arrangements that the Investment Manager and Subadvisers would observe during the Fund’s first year, and the management fees and total expense ratios of comparable funds identified by the independent third-party data provider for purposes of expense comparison.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund supported the approval of the Agreements.

Costs of Services to be Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to estimated costs of services and profitability, and expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee’s and the Board’s next review and consideration of the continuation of the Agreements. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the expected expense ratio of the Fund, and the implementation of expense limitations with respect to the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding its financial condition.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Agreements.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the approval of the Agreements.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the proposed Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, approved the Agreements.

70	Semiannual Report 2016

ACTIVE PORTFOLIOS® MULTI-MANAGER DIRECTIONAL ALTERNATIVES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an email to serviceinquiries@columbiathreadneedle.com

Semiannual Report 2016	71

Active Portfolios® Multi-Manager Directional Alternatives Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR283_04_F01_(12/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	December 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2016